UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.63%
Actual		$ 1,000.00	$ 1,042.30	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Service Class	.74%
Actual		$ 1,000.00	$ 1,041.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.89%
Actual		$ 1,000.00	$ 1,040.90	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class	.71%
Actual		$ 1,000.00	$ 1,041.10	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	2.1
Chevron Corp.	0.9	0.0
United Continental Holdings, Inc.	0.8	0.8
Schlumberger Ltd.	0.8	0.6
Green Mountain Coffee Roasters, Inc.	0.8	0.0
	4.7
Top Five Bond Issuers as of June 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.8	10.2
Fannie Mae	8.6	12.4
Ginnie Mae	2.7	1.2
Freddie Mac	1.8	1.0
Citigroup, Inc.	0.3	0.4
	23.2
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.4	12.1
Consumer Discretionary	9.9	12.4
Energy	9.1	6.1
Information Technology	8.8	11.3
Industrials	7.3	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stock Class *** 50.3%		Stock Class **** 54.2%
	Bond Class 42.2%		Bond Class 40.7%
	Short-Term Class 7.5%		Short-Term Class 5.1%
* Foreign investments	23.0%	** Foreign investments	23.6%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%.

**** Includes investment in Fidelity Commodity Strategy Central Fund of 1.6%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
BorgWarner, Inc. (a)	31,800	$ 2,569,122
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	51,818	5,171,185
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	55,400	1,178,905
Weight Watchers International, Inc.	66,700	5,033,849
		6,212,754
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	61,400	1,294,926
Chipotle Mexican Grill, Inc. (a)	11,000	3,390,090
Panera Bread Co. Class A (a)	53,300	6,697,678
		11,382,694
Household Durables - 0.2%
Gafisa SA sponsored ADR	249,300	2,358,378
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	7,000	1,431,430
Priceline.com, Inc. (a)	9,500	4,863,335
		6,294,765
Media - 0.2%
Bankrate, Inc.	43,600	722,888
Focus Media Holding Ltd. ADR (a)	66,400	2,065,040
		2,787,928
Multiline Retail - 0.5%
Lojas Renner SA	14,100	537,410
Macy's, Inc.	203,000	5,935,720
Marisa Lojas SA	14,500	221,062
		6,694,192
Specialty Retail - 0.8%
China ZhengTong Auto Services Holdings Ltd.	566,000	648,062
Tiffany & Co., Inc.	51,400	4,035,928
Vitamin Shoppe, Inc. (a)	10,800	494,208
Williams-Sonoma, Inc.	171,300	6,250,737
		11,428,935
Textiles, Apparel & Luxury Goods - 2.3%
Arezzo Industria e Comercio SA	64,700	905,576
Burberry Group PLC	93,200	2,168,862
Coach, Inc.	93,700	5,990,241
Deckers Outdoor Corp. (a)	90,800	8,003,112
Fossil, Inc. (a)	59,900	7,051,428
Phillips-Van Heusen Corp.	79,100	5,178,677
The Swatch Group AG (Bearer)	4,360	2,197,892
Vera Bradley, Inc.	35,500	1,356,100
		32,851,888
TOTAL CONSUMER DISCRETIONARY		87,751,841

	Shares	Value
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Hansen Natural Corp. (a)	51,700	$ 4,185,115
Food & Staples Retailing - 0.1%
Droga Raia SA	43,000	716,162
Food Products - 0.8%
Green Mountain Coffee Roasters, Inc. (a)	126,000	11,246,760
Smithfield Foods, Inc. (a)	32,500	710,775
		11,957,535
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	42,800	4,502,132
Hengan International Group Co. Ltd.	335,500	3,009,336
		7,511,468
TOTAL CONSUMER STAPLES		24,370,280
ENERGY - 6.3%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	116,600	8,460,496
Carbo Ceramics, Inc.	34,200	5,572,890
Halliburton Co.	183,700	9,368,700
Petrofac Ltd.	47,800	1,161,453
Saipem SpA	41,709	2,153,464
Schlumberger Ltd.	133,813	11,561,443
		38,278,446
Oil, Gas & Consumable Fuels - 3.6%
Alpha Natural Resources, Inc. (a)	45,497	2,067,384
Cabot Oil & Gas Corp.	11,600	769,196
Chevron Corp.	125,600	12,916,704
Concho Resources, Inc. (a)	60,100	5,520,185
Continental Resources, Inc. (a)	97,900	6,354,689
Denbury Resources, Inc. (a)	24,200	484,000
Kosmos Energy Ltd.	62,000	1,052,760
Oasis Petroleum, Inc. (a)	105,100	3,119,368
Occidental Petroleum Corp.	44,300	4,608,972
Pioneer Natural Resources Co.	80,500	7,210,385
Western Refining, Inc. (a)(d)	52,300	945,061
Whiting Petroleum Corp. (a)	113,600	6,464,976
		51,513,680
TOTAL ENERGY		89,792,126
FINANCIALS - 0.9%
Capital Markets - 0.4%
Apollo Global Management LLC Class A	315,200	5,421,440
Commercial Banks - 0.2%
Itau Unibanco Banco Multiplo SA sponsored ADR	122,500	2,884,875
Insurance - 0.1%
Qualicorp SA	108,000	1,030,812
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	131,500	$ 3,301,965
TOTAL FINANCIALS		12,639,092
HEALTH CARE - 4.2%
Biotechnology - 0.9%
Amgen, Inc. (a)	12,200	711,870
Biogen Idec, Inc. (a)	26,700	2,854,764
United Therapeutics Corp. (a)	69,600	3,834,960
Vertex Pharmaceuticals, Inc. (a)	92,300	4,798,677
		12,200,271
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	24,000	2,092,320
IDEXX Laboratories, Inc. (a)(d)	13,000	1,008,280
St. Jude Medical, Inc.	2,400	114,432
Volcano Corp. (a)	46,500	1,501,485
		4,716,517
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)	61,000	1,756,190
Express Scripts, Inc. (a)	36,900	1,991,862
HMS Holdings Corp. (a)	27,800	2,136,986
Humana, Inc.	70,400	5,670,016
McKesson Corp.	46,400	3,881,360
Medco Health Solutions, Inc. (a)	37,100	2,096,892
UnitedHealth Group, Inc.	51,000	2,630,580
WellPoint, Inc.	38,600	3,040,522
		23,204,408
Health Care Technology - 0.2%
Epocrates, Inc. (a)	33,400	615,896
SXC Health Solutions Corp. (a)	37,200	2,197,516
		2,813,412
Pharmaceuticals - 1.2%
Elan Corp. PLC sponsored ADR (a)	136,600	1,553,142
Novo Nordisk A/S Series B sponsored ADR	44,400	5,562,432
Shire PLC sponsored ADR	30,400	2,863,984
Valeant Pharmaceuticals International, Inc. (Canada)	130,150	6,767,962
		16,747,520
TOTAL HEALTH CARE		59,682,128
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
Goodrich Corp.	24,000	2,292,000
Airlines - 1.5%
Copa Holdings SA Class A	23,100	1,541,694
Delta Air Lines, Inc. (a)	799,825	7,334,395

	Shares	Value
United Continental Holdings, Inc. (a)	523,870	$ 11,855,178
US Airways Group, Inc. (a)	118,700	1,057,617
		21,788,884
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (g)	135,158	684,846
Construction & Engineering - 0.3%
Fluor Corp.	68,700	4,442,142
Electrical Equipment - 0.1%
Roper Industries, Inc.	24,100	2,007,530
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	32,300	1,590,129
Machinery - 1.9%
Caterpillar, Inc.	49,900	5,312,354
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	512,720	976,453
Cummins, Inc.	42,500	4,398,325
Dover Corp.	67,400	4,569,720
Kennametal, Inc.	99,300	4,191,453
Parker Hannifin Corp.	55,600	4,989,544
Sandvik AB	66,400	1,164,341
Weg SA	81,700	931,561
		26,533,751
Road & Rail - 0.2%
CSX Corp.	84,000	2,202,480
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (a)(e)	59,100	1,435,539
Class A	46,500	1,129,485
Mills Estruturas e Servicos de Engenharia SA	91,000	1,311,575
		3,876,599
TOTAL INDUSTRIALS		65,418,361
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.7%
Alcatel-Lucent SA sponsored ADR (a)	983,500	5,674,795
HTC Corp.	103,000	3,454,972
JDS Uniphase Corp. (a)	67,600	1,126,216
Juniper Networks, Inc. (a)	36,000	1,134,000
Polycom, Inc. (a)	49,700	3,195,710
QUALCOMM, Inc.	96,400	5,474,556
Riverbed Technology, Inc. (a)	98,900	3,915,451
		23,975,700
Computers & Peripherals - 1.8%
Apple, Inc. (a)	60,600	20,341,602
EMC Corp. (a)	130,900	3,606,295
Fusion-io, Inc.	10,100	303,909
NetApp, Inc. (a)	29,200	1,541,176
		25,792,982
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.9%
Active Network, Inc.	57,900	$ 1,019,040
Baidu.com, Inc. sponsored ADR (a)	22,500	3,152,925
Cornerstone Ondemand, Inc.	63,700	1,124,305
Demand Media, Inc.	64,500	873,975
Facebook, Inc. Class B (a)(g)	8,621	215,525
Rackspace Hosting, Inc. (a)	24,100	1,030,034
Renren, Inc. ADR	58,200	515,070
Tencent Holdings Ltd.	146,600	3,978,786
YouKu.com, Inc. ADR (a)(d)	20,200	693,870
		12,603,530
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	80,400	5,896,536
Fidelity National Information Services, Inc.	10,509	323,572
Jack Henry & Associates, Inc.	44,600	1,338,446
		7,558,554
Semiconductors & Semiconductor Equipment - 0.7%
ARM Holdings PLC sponsored ADR	66,100	1,879,223
Broadcom Corp. Class A	32,700	1,100,028
Freescale Semiconductor Holdings I Ltd.	104,400	1,919,916
NVIDIA Corp. (a)	55,600	885,986
NXP Semiconductors NV	126,800	3,389,364
		9,174,517
Software - 1.9%
Ariba, Inc. (a)	60,500	2,085,435
Citrix Systems, Inc. (a)	53,100	4,248,000
Informatica Corp. (a)	153,900	8,992,377
RealPage, Inc.	52,000	1,376,440
Rovi Corp. (a)	61,100	3,504,696
Taleo Corp. Class A (a)	59,800	2,214,394
VMware, Inc. Class A (a)	44,800	4,490,304
		26,911,646
TOTAL INFORMATION TECHNOLOGY		106,016,929
MATERIALS - 3.8%
Chemicals - 2.8%
Celanese Corp. Class A	78,300	4,174,173
CF Industries Holdings, Inc.	48,200	6,828,494
Dow Chemical Co.	162,900	5,864,400
Ferro Corp. (a)	18,000	241,920
FMC Corp.	34,500	2,967,690

	Shares	Value
LyondellBasell Industries NV Class A	179,000	$ 6,895,080
PPG Industries, Inc.	30,000	2,723,700
Rockwood Holdings, Inc. (a)	54,000	2,985,660
Umicore SA	23,053	1,257,444
Uralkali JSC GDR (Reg. S)	60,200	2,709,000
Westlake Chemical Corp.	50,400	2,615,760
		39,263,321
Metals & Mining - 1.0%
Alcoa, Inc.	192,500	3,053,050
Anglo American PLC (United Kingdom)	1,600	79,282
First Quantum Minerals Ltd.	27,500	4,009,799
Stillwater Mining Co. (a)	149,100	3,281,691
United States Steel Corp. (d)	62,500	2,877,500
Vallares PLC	73,100	1,179,048
		14,480,370
TOTAL MATERIALS		53,743,691
UTILITIES - 0.0%
Multi-Utilities - 0.0%
TECO Energy, Inc.	39,600	748,044
TOTAL COMMON STOCKS (Cost $382,538,190)		500,162,492
Investment Companies - 2.7%

iShares Barclays TIPS Bond ETF (Cost $38,291,511)	345,600	38,237,181
Fixed-Income Funds - 42.1%

Fidelity Emerging Markets Debt Central Fund (f)	711,260	7,240,630
Fidelity Floating Rate Central Fund (f)	439,284	44,525,786
Fidelity High Income Central Fund 1 (f)	487,824	48,099,438
Fidelity VIP Investment Grade Central Fund (f)	4,670,528	497,504,640
TOTAL FIXED-INCOME FUNDS (Cost $573,609,092)		597,370,494
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.11% (b)	43,883,216	43,883,216
Fidelity Money Market Central Fund, 0.31% (b)	30,351,185	30,351,185
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	5,101,550	5,101,550
TOTAL MONEY MARKET FUNDS (Cost $79,335,951)		79,335,951
Equity Funds - 15.1%

Commodity Funds - 1.0%
Fidelity Commodity Strategy Central Fund (f)	1,172,742	14,424,727
Equity Funds - continued
	Shares	Value
International Equity Funds - 14.1%
Fidelity Emerging Markets Equity Central Fund (f)	127,336	$ 27,999,913
Fidelity International Equity Central Fund (f)	2,328,277	171,477,587
TOTAL INTERNATIONAL EQUITY FUNDS		199,477,500
TOTAL EQUITY FUNDS (Cost $208,519,287)		213,902,227
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,282,294,031)	1,429,008,345
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(10,618,091)
NET ASSETS - 100%	$ 1,418,390,254
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
132 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 8,682,300	$ 1,532
328 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	14,671,440	(66,223)
TOTAL EQUITY INDEX CONTRACTS		$ 23,353,740	$ (64,691)

The face value of futures purchased as a percentage of net assets is 1.6%
Security Type Abbreviations
ETFs - Exchange-Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,435,539 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $900,371 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 215,930
Swisher Hygiene, Inc.	4/15/11	$ 1,040,717
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,508
Fidelity Emerging Markets Debt Central Fund	113,764
Fidelity Emerging Markets Equity Central Fund	216,471
Fidelity Floating Rate Central Fund	1,043,684
Fidelity High Income Central Fund 1	1,809,451
Fidelity International Equity Central Fund	3,486,363
Fidelity Money Market Central Fund	55,095
Fidelity Securities Lending Cash Central Fund	56,762
Fidelity VIP Investment Grade Central Fund	8,596,573
Total	$ 15,418,671
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 22,829,987	$ 7,886,752	$ 15,513,763	$ 14,424,727	1.4%
Fidelity Emerging Markets Debt Central Fund	-	7,114,105	-	7,240,630	6.9%
Fidelity Emerging Markets Equity Central Fund	44,864,395	-	15,498,967	27,999,913	8.7%
Fidelity Floating Rate Central Fund	45,723,024	1,043,684	2,939,440	44,525,786	1.5%
Fidelity High Income Central Fund 1	52,973,765	1,809,451	7,395,713	48,099,438	8.8%
Fidelity International Equity Central Fund	162,878,293	11,514,278	8,494,395	171,477,587	9.1%
Fidelity VIP Investment Grade Central Fund	494,551,472	24,072,291	27,474,171	497,504,640	13.1%
Total	$ 823,820,936	$ 53,440,561	$ 77,316,449	$ 811,272,721
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 87,751,841	$ 87,751,841	$ -	$ -
Consumer Staples	24,370,280	24,370,280	-	-
Energy	89,792,126	89,792,126	-	-
Financials	12,639,092	12,639,092	-	-
Health Care	59,682,128	59,682,128	-	-
Industrials	65,418,361	64,733,515	684,846	-
Information Technology	106,016,929	105,801,404	-	215,525
Materials	53,743,691	53,743,691	-	-
Utilities	748,044	748,044	-	-
Investment Companies	38,237,181	38,237,181	-	-
Fixed-Income Funds	597,370,494	597,370,494	-	-
Money Market Funds	79,335,951	79,335,951	-	-
Equity Funds	213,902,227	213,902,227	-	-
Total Investments in Securities:	$ 1,429,008,345	$ 1,428,107,974	$ 684,846	$ 215,525
Derivative Instruments:
Assets
Futures Contracts	$ 1,532	$ 1,532	$ -	$ -
Liabilities
Futures Contracts	$ (66,223)	$ (66,223)	$ -	$ -
Total Derivative Instruments:	$ (64,691)	$ (64,691)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,211,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(405)
Cost of Purchases	215,930
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,211,550)
Ending Balance	$ 215,525
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (405)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ 1,532	$ (66,223)
Total Equity Risk	$ 1,532	$ (66,223)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	23.1%
AAA,AA,A	6.9%
BBB	4.3%
BB	2.4%
B	3.8%
CCC,CC,C	0.6%
D	0.0%
Not Rated	0.6%
Equities*	54.9%
Short-Term Investments and Net Other Assets	3.4%
100.0%

* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.0%
United Kingdom	3.5%
Japan	1.7%
France	1.7%
Germany	1.7%
Canada	1.5%
Brazil	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	10.3%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $137,245,675 of which $103,924,134 and $33,321,541 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,025,546) - See accompanying schedule: Unaffiliated issuers (cost $420,829,701)	$ 538,399,673
Fidelity Central Funds (cost $861,464,330)	890,608,672
Total Investments (cost $1,282,294,031)		$ 1,429,008,345
Cash		98
Receivable for investments sold		35,070,740
Receivable for fund shares sold		104,574
Dividends receivable		760,840
Distributions receivable from Fidelity Central Funds		2,058,961
Other receivables		81,600
Total assets		1,467,085,158

Liabilities
Payable for investments purchased	$ 42,390,117
Payable for fund shares redeemed	277,894
Accrued management fee	591,138
Distribution and service plan fees payable	8,192
Payable for daily variation on futures contracts	64,691
Other affiliated payables	133,650
Other payables and accrued expenses	127,672
Collateral on securities loaned, at value	5,101,550
Total liabilities		48,694,904

Net Assets		$ 1,418,390,254
Net Assets consist of:
Paid in capital		$ 1,312,319,220
Undistributed net investment income		12,967,551
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,544,512)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		146,647,995
Net Assets		$ 1,418,390,254

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,261,113,561 ÷ 83,253,876 shares)	$ 15.15

Service Class: Net Asset Value, offering price and redemption price per share ($8,590,739 ÷ 570,984 shares)	$ 15.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($36,233,931 ÷ 2,435,513 shares)	$ 14.88

Investor Class: Net Asset Value, offering price and redemption price per share ($112,452,023 ÷ 7,455,243 shares)	$ 15.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 2,063,466
Interest		361
Income from Fidelity Central Funds		15,418,671
Total income		17,482,498

Expenses
Management fee	$ 3,619,577
Transfer agent fees	568,163
Distribution and service plan fees	51,690
Accounting and security lending fees	288,029
Custodian fees and expenses	18,490
Independent trustees' compensation	2,717
Appreciation in deferred trustee compensation account	131
Audit	28,938
Legal	3,733
Miscellaneous	8,120
Total expenses before reductions	4,589,588
Expense reductions	(61,587)	4,528,001
Net investment income (loss)		12,954,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,387,473
Fidelity Central Funds	3,534,055
Foreign currency transactions	(65,887)
Futures contracts	516,775
Capital gain distributions from Fidelity Central Funds	1,461,377
Total net realized gain (loss)		62,833,793
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,741,014)
Assets and liabilities in foreign currencies	(2,632)
Futures contracts	(217,523)
Total change in net unrealized appreciation (depreciation)		(16,961,169)
Net gain (loss)		45,872,624
Net increase (decrease) in net assets resulting from operations		$ 58,827,121

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,954,497	$ 23,180,903
Net realized gain (loss)	62,833,793	111,599,649
Change in net unrealized appreciation (depreciation)	(16,961,169)	46,878,640
Net increase (decrease) in net assets resulting from operations	58,827,121	181,659,192
Distributions to shareholders from net investment income	-	(22,808,550)
Distributions to shareholders from net realized gain	(484,669)	(6,928,726)
Total distributions	(484,669)	(29,737,276)
Share transactions - net increase (decrease)	(65,189,675)	(91,985,209)
Total increase (decrease) in net assets	(6,847,223)	59,936,707

Net Assets
Beginning of period	1,425,237,477	1,365,300,770
End of period (including undistributed net investment income of $12,967,551 and undistributed net investment income of $13,054, respectively)	$ 1,418,390,254	$ 1,425,237,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 13.00	$ 10.31	$ 16.58	$ 15.71	$ 15.04
Income from Investment Operations
Net investment income (loss) E	.14	.23	.26	.36	.44	.44
Net realized and unrealized gain (loss)	.48	1.62	2.73	(4.75)	1.88	.64
Total from investment operations	.62	1.85	2.99	(4.39)	2.32	1.08
Distributions from net investment income	-	(.24)	(.28)	(.37)	(1.00)	(.41)
Distributions from net realized gain	(.01)	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.01)	(.31)	(.30)	(1.88)	(1.45)	(.41)
Net asset value, end of period	$ 15.15	$ 14.54	$ 13.00	$ 10.31	$ 16.58	$ 15.71
Total Return B,C,D	4.23%	14.26%	29.11%	(28.76)%	15.57%	7.32%
Ratios to Average Net Assets F,H
Expenses before reductions	.63% A	.63%	.67%	.63%	.63%	.65%
Expenses net of fee waivers, if any	.63% A	.63%	.67%	.63%	.63%	.65%
Expenses net of all reductions	.62% A	.62%	.66%	.63%	.62%	.63%
Net investment income (loss)	1.83% A	1.72%	2.31%	2.62%	2.75%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,261,114	$ 1,279,306	$ 1,249,955	$ 1,093,133	$ 1,791,647	$ 2,080,545
Portfolio turnover rate G	57% A	54%	95%	90%	99%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 12.92	$ 10.25	$ 16.48	$ 15.61	$ 14.94
Income from Investment Operations
Net investment income (loss) E	.13	.22	.25	.34	.42	.42
Net realized and unrealized gain (loss)	.48	1.60	2.71	(4.71)	1.86	.64
Total from investment operations	.61	1.82	2.96	(4.37)	2.28	1.06
Distributions from net investment income	-	(.22)	(.27)	(.35)	(.96)	(.39)
Distributions from net realized gain	(.01)	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.01)	(.29)	(.29)	(1.86)	(1.41)	(.39)
Net asset value, end of period	$ 15.05	$ 14.45	$ 12.92	$ 10.25	$ 16.48	$ 15.61
Total Return B,C,D	4.19%	14.14%	28.94%	(28.82)%	15.36%	7.24%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.75%	.79%	.75%	.74%	.76%
Expenses net of fee waivers, if any	.74% A	.74%	.79%	.75%	.74%	.76%
Expenses net of all reductions	.74% A	.73%	.78%	.75%	.74%	.74%
Net investment income (loss)	1.71% A	1.60%	2.18%	2.50%	2.63%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,591	$ 8,613	$ 8,230	$ 7,413	$ 13,530	$ 24,021
Portfolio turnover rate G	57% A	54%	95%	90%	99%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 12.79	$ 10.15	$ 16.34	$ 15.47	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.11	.19	.23	.32	.39	.39
Net realized and unrealized gain (loss)	.48	1.59	2.68	(4.67)	1.85	.63
Total from investment operations	.59	1.78	2.91	(4.35)	2.24	1.02
Distributions from net investment income	-	(.20)	(.25)	(.33)	(.92)	(.37)
Distributions from net realized gain	(.01)	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.01)	(.27)	(.27)	(1.84)	(1.37)	(.37)
Net asset value, end of period	$ 14.88	$ 14.30	$ 12.79	$ 10.15	$ 16.34	$ 15.47
Total Return B,C,D	4.09%	13.96%	28.76%	(28.95)%	15.24%	7.06%
Ratios to Average Net Assets F,H
Expenses before reductions	.89% A	.90%	.93%	.90%	.89%	.92%
Expenses net of fee waivers, if any	.89% A	.89%	.93%	.90%	.89%	.92%
Expenses net of all reductions	.88% A	.88%	.92%	.89%	.89%	.90%
Net investment income (loss)	1.56% A	1.46%	2.04%	2.36%	2.48%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,234	$ 39,148	$ 39,475	$ 37,360	$ 59,670	$ 55,585
Portfolio turnover rate G	57% A	54%	95%	90%	99%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.96	$ 10.28	$ 16.53	$ 15.67	$ 15.03
Income from Investment Operations
Net investment income (loss) E	.13	.22	.25	.34	.42	.42
Net realized and unrealized gain (loss)	.47	1.61	2.73	(4.72)	1.87	.63
Total from investment operations	.60	1.83	2.98	(4.38)	2.29	1.05
Distributions from net investment income	-	(.23)	(.28)	(.36)	(.98)	(.41)
Distributions from net realized gain	(.01)	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.01)	(.30)	(.30)	(1.87)	(1.43)	(.41)
Net asset value, end of period	$ 15.08	$ 14.49	$ 12.96	$ 10.28	$ 16.53	$ 15.67
Total Return B,C,D	4.11%	14.16%	29.01%	(28.79)%	15.38%	7.16%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.72%	.77%	.73%	.75%	.78%
Expenses net of fee waivers, if any	.71% A	.71%	.77%	.73%	.75%	.78%
Expenses net of all reductions	.70% A	.70%	.76%	.72%	.74%	.76%
Net investment income (loss)	1.74% A	1.63%	2.21%	2.53%	2.63%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,452	$ 98,171	$ 67,641	$ 51,264	$ 46,555	$ 27,092
Portfolio turnover rate G	57% A	54%	95%	90%	99%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery Securities Foreign Securities Futures Repurchase Agreements Restricted Securities
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seek to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 194,792,779
Gross unrealized depreciation	(34,301,865)
Net unrealized appreciation (depreciation) on securities and other investments	$ 160,490,914

Tax cost	$ 1,268,517,431

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December, 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $516,775 and a change in unrealized appreciation (depreciation) of $(217,523) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $388,174,082 and $440,694,458, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $6,070 for the period and is reflected in Expense reductions on the Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 4,326
Service Class 2	47,364
$ 51,690

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 464,934
Service Class	3,828
Service Class 2	16,195
Investor Class	83,206
$ 568,163

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,274 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,461 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56,762. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55,517 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 20,670,020
Service Class	-	130,466
Service Class 2	-	539,940
Investor Class	-	1,468,124
Total	$ -	$ 22,808,550
From net realized gain
Initial Class	$ 433,925	$ 6,228,074
Service Class	2,955	42,354
Service Class 2	13,424	193,184
Investor Class	34,365	465,114
Total	$ 484,669	$ 6,928,726

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,145,147	2,953,816	$ 17,095,677	$ 40,305,021
Reinvestment of distributions	29,103	1,875,132	433,925	26,898,094
Shares redeemed	(5,893,911)	(12,990,962)	(88,059,402)	(175,862,426)
Net increase (decrease)	(4,719,661)	(8,162,014)	$ (70,529,800)	$ (108,659,311)
Service Class
Shares sold	23,737	217,938	$ 353,169	$ 2,870,314
Reinvestment of distributions	199	12,117	2,955	172,820
Shares redeemed	(48,895)	(270,940)	(725,096)	(3,659,374)
Net increase (decrease)	(24,959)	(40,885)	$ (368,972)	$ (616,240)
Service Class 2
Shares sold	117,588	317,970	$ 1,723,088	$ 4,248,620
Reinvestment of distributions	916	51,977	13,424	733,124
Shares redeemed	(420,397)	(718,587)	(6,188,074)	(9,598,684)
Net increase (decrease)	(301,893)	(348,640)	$ (4,451,562)	$ (4,616,940)
Investor Class
Shares sold	1,185,440	2,175,761	$ 17,656,572	$ 30,128,589
Reinvestment of distributions	2,314	135,106	34,365	1,933,238
Shares redeemed	(509,234)	(754,597)	(7,530,278)	(10,154,545)
Net increase (decrease)	678,520	1,556,270	$ 10,160,659	$ 21,907,282

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 32% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were owners of 28% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0811
1.705701.113

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.73%
Actual		$ 1,000.00	$ 1,046.10	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class	.83%
Actual		$ 1,000.00	$ 1,045.80	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class 2	1.01%
Actual		$ 1,000.00	$ 1,045.30	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Investor Class	.81%
Actual		$ 1,000.00	$ 1,046.30	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.0	2.9
Chevron Corp.	1.3	0.0
United Continental Holdings, Inc.	1.2	1.1
Schlumberger Ltd.	1.2	0.9
Green Mountain Coffee Roasters, Inc.	1.0	0.0
Halliburton Co.	1.0	0.0
Informatica Corp.	0.9	0.7
Baker Hughes, Inc.	0.8	0.0
Deckers Outdoor Corp.	0.8	0.7
Delta Air Lines, Inc.	0.7	1.3
	10.9
Market Sectors as of June 30, 2011
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	11.4	14.6
Consumer Discretionary	10.8	13.1
Energy	10.6	6.6
Industrials	8.8	10.2
Materials	7.6	8.8
Health Care	7.2	4.9
Financials	5.7	7.4
Consumer Staples	4.2	2.5
Telecommunication Services	1.1	1.3
Utilities	1.0	0.9
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stock Class and Equity Futures*** 69.7%		Stock Class and Equity Futures**** 72.2%
	Bond Class 26.5%		Bond Class 25.9%
	Short-Term Class 3.8%		Short-Term Class 1.9%
* Foreign investments	30.4%	** Foreign investments	31.0%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

**** Includes investment in Fidelity Commodity Strategy Central Fund of 1.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 48.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.3%
BorgWarner, Inc. (a)	5,800	$ 468,582
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	9,516	949,651
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	9,200	195,775
Weight Watchers International, Inc.	12,200	920,734
		1,116,509
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc.	11,300	238,317
Chipotle Mexican Grill, Inc. (a)	2,000	616,380
Panera Bread Co. Class A (a)	9,700	1,218,902
		2,073,599
Household Durables - 0.2%
Gafisa SA sponsored ADR	45,800	433,268
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	1,300	265,837
Priceline.com, Inc. (a)	1,700	870,281
		1,136,118
Media - 0.3%
Bankrate, Inc.	5,700	94,506
Focus Media Holding Ltd. ADR (a)	12,200	379,420
		473,926
Multiline Retail - 0.7%
Lojas Renner SA	2,600	99,097
Macy's, Inc.	37,300	1,090,652
Marisa Lojas SA	2,700	41,163
		1,230,912
Specialty Retail - 1.1%
China ZhengTong Auto Services Holdings Ltd.	98,000	112,209
Tiffany & Co., Inc.	9,400	738,088
Vitamin Shoppe, Inc. (a)	2,000	91,520
Williams-Sonoma, Inc.	31,500	1,149,435
		2,091,252
Textiles, Apparel & Luxury Goods - 3.2%
Arezzo Industria e Comercio SA	12,000	167,958
Burberry Group PLC	17,100	397,935
Coach, Inc.	17,200	1,099,596
Deckers Outdoor Corp. (a)	16,700	1,471,938
Fossil, Inc. (a)	11,000	1,294,920
Phillips-Van Heusen Corp.	14,400	942,768
The Swatch Group AG (Bearer)	800	403,283
Vera Bradley, Inc. (d)	6,100	233,020
		6,011,418
TOTAL CONSUMER DISCRETIONARY		15,985,235

	Shares	Value
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Hansen Natural Corp. (a)	9,500	$ 769,025
Food & Staples Retailing - 0.1%
Droga Raia SA	7,000	116,584
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	21,700	1,936,942
Smithfield Foods, Inc. (a)	6,000	131,220
		2,068,162
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	7,900	831,001
Hengan International Group Co. Ltd.	61,500	551,637
		1,382,638
TOTAL CONSUMER STAPLES		4,336,409
ENERGY - 8.8%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	21,400	1,552,784
Carbo Ceramics, Inc.	6,300	1,026,585
Halliburton Co.	33,700	1,718,700
Petrofac Ltd.	8,800	213,824
Saipem SpA	7,660	395,491
Schlumberger Ltd.	24,514	2,118,010
		7,025,394
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	8,355	379,651
Cabot Oil & Gas Corp.	2,100	139,251
Chevron Corp.	23,100	2,375,604
Concho Resources, Inc. (a)	11,000	1,010,350
Continental Resources, Inc. (a)	17,900	1,161,889
Denbury Resources, Inc. (a)	4,800	96,000
Kosmos Energy Ltd.	10,300	174,894
Oasis Petroleum, Inc. (a)	19,300	572,824
Occidental Petroleum Corp.	8,100	842,724
Pioneer Natural Resources Co.	14,800	1,325,636
Western Refining, Inc. (a)(d)	10,100	182,507
Whiting Petroleum Corp. (a)	20,800	1,183,728
		9,445,058
TOTAL ENERGY		16,470,452
FINANCIALS - 1.2%
Capital Markets - 0.5%
Apollo Global Management LLC Class A	58,300	1,002,760
Commercial Banks - 0.3%
Itau Unibanco Banco Multiplo SA sponsored ADR	22,500	529,875
Insurance - 0.1%
Qualicorp SA	19,000	181,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	24,100	$ 605,151
TOTAL FINANCIALS		2,319,132
HEALTH CARE - 5.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,200	128,370
Biogen Idec, Inc. (a)	4,900	523,908
United Therapeutics Corp. (a)	12,800	705,280
Vertex Pharmaceuticals, Inc. (a)	17,000	883,830
		2,241,388
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp. (a)	4,400	383,592
IDEXX Laboratories, Inc. (a)(d)	2,500	193,900
St. Jude Medical, Inc.	500	23,840
Volcano Corp. (a)	8,500	274,465
		875,797
Health Care Providers & Services - 2.3%
Accretive Health, Inc. (a)	11,000	316,690
Express Scripts, Inc. (a)	6,800	367,064
HMS Holdings Corp. (a)	5,100	392,037
Humana, Inc.	12,900	1,038,966
McKesson Corp.	8,500	711,025
Medco Health Solutions, Inc. (a)	6,900	389,988
UnitedHealth Group, Inc.	9,400	484,852
WellPoint, Inc.	7,200	567,144
		4,267,766
Health Care Technology - 0.3%
Epocrates, Inc. (a)	6,100	112,484
SXC Health Solutions Corp. (a)	6,800	401,696
		514,180
Pharmaceuticals - 1.6%
Elan Corp. PLC sponsored ADR (a)	25,100	285,387
Novo Nordisk A/S Series B sponsored ADR	8,200	1,027,296
Shire PLC sponsored ADR	5,600	527,576
Valeant Pharmaceuticals International, Inc. (Canada)	23,906	1,243,142
		3,083,401
TOTAL HEALTH CARE		10,982,532
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.2%
Goodrich Corp.	4,400	420,200
Airlines - 2.1%
Copa Holdings SA Class A	4,200	280,308
Delta Air Lines, Inc. (a)	147,200	1,349,824

	Shares	Value
United Continental Holdings, Inc. (a)	96,185	$ 2,176,667
US Airways Group, Inc. (a)	22,600	201,366
		4,008,165
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc. (g)	24,821	125,768
Construction & Engineering - 0.4%
Fluor Corp.	12,600	814,716
Electrical Equipment - 0.2%
Roper Industries, Inc.	4,400	366,520
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	6,000	295,380
Machinery - 2.6%
Caterpillar, Inc.	9,100	968,786
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	92,560	176,276
Cummins, Inc.	7,900	817,571
Dover Corp.	12,400	840,720
Kennametal, Inc.	18,200	768,222
Parker Hannifin Corp.	10,200	915,348
Sandvik AB	12,200	213,930
Weg SA	14,700	167,613
		4,868,466
Road & Rail - 0.2%
CSX Corp.	15,300	401,166
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(e)	10,900	264,761
Class A	8,500	206,465
Mills Estruturas e Servicos de Engenharia SA	16,000	230,607
		701,833
TOTAL INDUSTRIALS		12,002,214
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	178,600	1,030,522
HTC Corp.	19,000	637,325
JDS Uniphase Corp. (a)	12,400	206,584
Juniper Networks, Inc. (a)	6,700	211,050
Polycom, Inc. (a)	9,200	591,560
QUALCOMM, Inc.	17,700	1,005,183
Riverbed Technology, Inc. (a)	18,000	712,620
		4,394,844
Computers & Peripherals - 2.5%
Apple, Inc. (a)	11,200	3,759,504
EMC Corp. (a)	24,000	661,200
Fusion-io, Inc.	1,300	39,117
NetApp, Inc. (a)	5,400	285,012
		4,744,833
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Active Network, Inc.	7,600	$ 133,760
Baidu.com, Inc. sponsored ADR (a)	4,100	574,533
Cornerstone Ondemand, Inc. (d)	11,800	208,270
Demand Media, Inc. (d)	11,700	158,535
Facebook, Inc. Class B (a)(g)	1,580	39,500
Rackspace Hosting, Inc. (a)	4,400	188,056
Renren, Inc. ADR	10,200	90,270
Tencent Holdings Ltd.	26,900	730,077
YouKu.com, Inc. ADR (a)(d)	3,700	127,095
		2,250,096
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	14,800	1,085,432
Jack Henry & Associates, Inc.	8,200	246,082
		1,331,514
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC sponsored ADR	12,100	344,003
Broadcom Corp. Class A	6,200	208,568
Freescale Semiconductor Holdings I Ltd.	19,400	356,766
NVIDIA Corp. (a)	9,700	154,570
NXP Semiconductors NV	23,400	625,482
		1,689,389
Software - 2.6%
Ariba, Inc. (a)	11,100	382,617
Citrix Systems, Inc. (a)	9,600	768,000
Informatica Corp. (a)	28,300	1,653,569
RealPage, Inc.	8,900	235,583
Rovi Corp. (a)	11,000	630,960
Taleo Corp. Class A (a)	11,000	407,330
VMware, Inc. Class A (a)	8,200	821,886
		4,899,945
TOTAL INFORMATION TECHNOLOGY		19,310,621
MATERIALS - 5.3%
Chemicals - 3.9%
Celanese Corp. Class A	14,400	767,664
CF Industries Holdings, Inc.	8,800	1,246,696
Dow Chemical Co.	29,900	1,076,400
Ferro Corp. (a)	3,500	47,040
FMC Corp.	6,400	550,528

	Shares	Value
LyondellBasell Industries NV Class A	32,900	$ 1,267,308
PPG Industries, Inc.	5,500	499,345
Rockwood Holdings, Inc. (a)	10,000	552,900
Umicore SA	4,394	239,674
Uralkali JSC GDR (Reg. S)	11,100	499,500
Westlake Chemical Corp.	9,300	482,670
		7,229,725
Metals & Mining - 1.4%
Alcoa, Inc.	35,400	561,444
Anglo American PLC (United Kingdom)	300	14,865
First Quantum Minerals Ltd.	5,100	743,635
Stillwater Mining Co. (a)	27,400	603,074
United States Steel Corp. (d)	11,500	529,460
Vallares PLC	13,400	216,132
		2,668,610
TOTAL MATERIALS		9,898,335
UTILITIES - 0.1%
Multi-Utilities - 0.1%
TECO Energy, Inc.	7,300	137,897
TOTAL COMMON STOCKS (Cost $70,155,175)		91,442,827
Investment Companies - 1.8%

iShares Barclays TIPS Bond ETF (Cost $3,357,152)	30,300	3,352,392
Fixed-Income Funds - 26.0%

Fidelity Emerging Markets Debt Central Fund (f)	91,448	930,938
Fidelity Floating Rate Central Fund (f)	51,945	5,265,123
Fidelity High Income Central Fund 1 (f)	59,783	5,894,589
Fidelity VIP Investment Grade Central Fund (f)	344,169	36,660,907
TOTAL FIXED-INCOME FUNDS (Cost $46,343,549)		48,751,557
Equity Funds - 20.8%

Domestic Equity Funds - 1.1%
Fidelity Commodity Strategy Central Fund (f)	168,465	2,072,124
Equity Funds - continued
	Shares	Value
International Equity Funds - 19.7%
Fidelity Emerging Markets Equity Central Fund (f)	22,959	$ 5,048,455
Fidelity International Equity Central Fund (f)	432,512	31,854,483
TOTAL INTERNATIONAL EQUITY FUNDS		36,902,938
TOTAL EQUITY FUNDS (Cost $41,011,567)		38,975,062
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.11% (b)	3,995,251	3,995,251
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,568,158	1,568,158
TOTAL MONEY MARKET FUNDS (Cost $5,563,409)		5,563,409
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $166,430,852)	188,085,247
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(911,016)
NET ASSETS - 100%	$ 187,174,231
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,249,725	$ 221
61 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	2,728,530	(12,316)
TOTAL EQUITY INDEX CONTRACTS		$ 3,978,255	$ (12,095)

The face value of futures purchased as a percentage of net assets is 2.1%
Security Type Abbreviations
ETFs - Exchange-Trade Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,761 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,268 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 39,574
Swisher Hygiene, Inc.	4/15/11	$ 191,122
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,051
Fidelity Emerging Markets Debt Central Fund	14,627
Fidelity Emerging Markets Equity Central Fund	39,030
Fidelity Floating Rate Central Fund	131,126
Fidelity High Income Central Fund 1	231,069
Fidelity International Equity Central Fund	617,369
Fidelity Securities Lending Cash Central Fund	15,872
Fidelity VIP Investment Grade Central Fund	633,405
Total	$ 1,685,549
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,907,291	$ 1,306,371	$ 2,031,823	$ 2,072,124	0.2%
Fidelity Emerging Markets Debt Central Fund	-	914,671	-	930,938	0.9%
Fidelity Emerging Markets Equity Central Fund	7,858,662	-	2,571,973	5,048,455	1.6%
Fidelity Floating Rate Central Fund	5,416,203	581,202	810,880	5,265,123	0.2%
Fidelity High Income Central Fund 1	6,768,440	231,069	1,195,925	5,894,589	1.1%
Fidelity International Equity Central Fund	26,462,332	4,960,983	346,155	31,854,483	1.7%
Fidelity VIP Investment Grade Central Fund	36,250,066	2,342,097	2,397,765	36,660,907	1.0%
Total	$ 85,662,994	$ 10,336,393	$ 9,354,521	$ 87,726,619
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,985,235	$ 15,985,235	$ -	$ -
Consumer Staples	4,336,409	4,336,409	-	-
Energy	16,470,452	16,470,452	-	-
Financials	2,319,132	2,319,132	-	-
Health Care	10,982,532	10,982,532	-	-
Industrials	12,002,214	11,876,446	125,768	-
Information Technology	19,310,621	19,271,121	-	39,500
Materials	9,898,335	9,898,335	-	-
Utilities	137,897	137,897	-	-
Investment Companies	3,352,392	3,352,392	-	-
Fixed-Income Funds	48,751,557	48,751,557	-	-
Money Market Funds	5,563,409	5,563,409	-	-
Equity Funds	38,975,062	38,975,062	-	-
Total Investments in Securities:	$ 188,085,247	$ 187,919,979	$ 125,768	$ 39,500
Derivative Instruments:
Assets
Futures Contracts	$ 221	$ 221	$ -	$ -
Liabilities
Futures Contracts	$ (12,316)	$ (12,316)	$ -	$ -
Total Derivative Instruments:	$ (12,095)	$ (12,095)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(74)
Cost of Purchases	39,574
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(223,450)
Ending Balance	$ 39,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (74)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 221	$ (12,316)
Total Value of Derivatives	$ 221	$ (12,316)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	12.9%
AAA,AA,A	4.1%
BBB	2.2%
BB	2.0%
B	3.3%
CCC,CC,C	0.6%
D	0.0%
Not Rated	0.5%
Equities*	73.9%
Short-Term Investments and Net Other Assets	0.5%
100.0%

* Includes investment in Fidelity Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.6%
United Kingdom	4.4%
Japan	2.6%
France	2.6%
Germany	2.2%
Canada	1.8%
Brazil	1.7%
Netherlands	1.4%
Switzerland	1.4%
Cayman Islands	1.2%
Netherlands Antilles	1.2%
Korea (South)	1.0%
Others (Individually Less Than 1%)	8.9%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $47,330,506 of which $1,637,275, $24,334,072 and $21,359,159 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,532,942) - See accompanying schedule: Unaffiliated issuers (cost $73,512,327)	$ 94,795,219
Fidelity Central Funds (cost $92,918,525)	93,290,028
Total Investments (cost $166,430,852)		$ 188,085,247
Cash		34,470
Receivable for investments sold		4,295,111
Receivable for fund shares sold		103,210
Dividends receivable		65,924
Distributions receivable from Fidelity Central Funds		256,195
Other receivables		4,290
Total assets		192,844,447

Liabilities
Payable for investments purchased	$ 3,909,142
Payable for fund shares redeemed	40,707
Accrued management fee	84,944
Distribution and service plan fees payable	1,730
Payable for daily variation on futures contracts	12,095
Other affiliated payables	20,378
Other payables and accrued expenses	33,062
Collateral on securities loaned, at value	1,568,158
Total liabilities		5,670,216

Net Assets		$ 187,174,231
Net Assets consist of:
Paid in capital		$ 195,481,150
Undistributed net investment income		1,359,626
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,308,425)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,641,880
Net Assets		$ 187,174,231

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($135,567,210 ÷ 8,925,170 shares)	$ 15.19

Service Class: Net Asset Value, offering price and redemption price per share ($3,824,816 ÷ 253,585 shares)	$ 15.08

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,848,349 ÷ 456,333 shares)	$ 15.01

Investor Class: Net Asset Value, offering price and redemption price per share ($40,933,856 ÷ 2,706,167 shares)	$ 15.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 376,244
Interest		158
Income from Fidelity Central Funds		1,685,549
Total income		2,061,951

Expenses
Management fee	$ 517,411
Transfer agent fees	88,360
Distribution and service plan fees	10,254
Accounting and security lending fees	45,945
Custodian fees and expenses	12,416
Independent trustees' compensation	349
Audit	28,957
Legal	610
Miscellaneous	809
Total expenses before reductions	705,111
Expense reductions	(10,284)	694,827
Net investment income (loss)		1,367,124
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,463,058
Fidelity Central Funds	700,961
Foreign currency transactions	(12,191)
Futures contracts	174,016
Capital gain distributions from Fidelity Central Funds	107,117
Total net realized gain (loss)		9,432,961
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,459,585)
Assets and liabilities in foreign currencies	(841)
Futures contracts	(63,558)
Total change in net unrealized appreciation (depreciation)		(2,523,984)
Net gain (loss)		6,908,977
Net increase (decrease) in net assets resulting from operations		$ 8,276,101

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,367,124	$ 2,006,745
Net realized gain (loss)	9,432,961	15,906,125
Change in net unrealized appreciation (depreciation)	(2,523,984)	8,032,692
Net increase (decrease) in net assets resulting from operations	8,276,101	25,945,562
Distributions to shareholders from net investment income	-	(1,957,332)
Distributions to shareholders from net realized gain	-	(557,354)
Total distributions	-	(2,514,686)
Share transactions - net increase (decrease)	(2,825,456)	(16,470,726)
Total increase (decrease) in net assets	5,450,645	6,960,150

Net Assets
Beginning of period	181,723,586	174,763,436
End of period (including undistributed net investment income of $1,359,626 and distributions in excess of net investment income of $7,498, respectively)	$ 187,174,231	$ 181,723,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.52	$ 12.66	$ 9.68	$ 15.51	$ 13.60	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.11	.16	.17	.26	.29	.26
Net realized and unrealized gain (loss)	.56	1.91	3.01	(5.82)	2.24	.63
Total from investment operations	.67	2.07	3.18	(5.56)	2.53	.89
Distributions from net investment income	-	(.16)	(.18)	(.26)	(.62)	(.26)
Distributions from net realized gain	-	(.05)	(.02)	(.01)	-	-
Total distributions	-	(.21)	(.20)	(.27)	(.62)	(.26)
Net asset value, end of period	$ 15.19	$ 14.52	$ 12.66	$ 9.68	$ 15.51	$ 13.60
Total Return B,C,D	4.61%	16.34%	32.91%	(35.81)%	18.97%	6.99%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.74%	.78%	.74%	.74%	.77%
Expenses net of fee waivers, if any	.73% A	.73%	.78%	.74%	.74%	.77%
Expenses net of all reductions	.72% A	.72%	.77%	.73%	.73%	.73%
Net investment income (loss)	1.50% A	1.20%	1.57%	1.90%	1.98%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,567	$ 138,051	$ 136,479	$ 118,672	$ 211,867	$ 212,222
Portfolio turnover rate G	74% A	68%	126%	110%	132%	233%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.42	$ 12.58	$ 9.62	$ 15.41	$ 13.51	$ 12.88
Income from Investment Operations
Net investment income (loss) E	.10	.14	.16	.24	.27	.25
Net realized and unrealized gain (loss)	.56	1.89	2.99	(5.77)	2.22	.63
Total from investment operations	.66	2.03	3.15	(5.53)	2.49	.88
Distributions from net investment income	-	(.15)	(.17)	(.25)	(.59)	(.25)
Distributions from net realized gain	-	(.05)	(.02)	(.01)	-	-
Total distributions	-	(.19) I	(.19)	(.26)	(.59)	(.25)
Net asset value, end of period	$ 15.08	$ 14.42	$ 12.58	$ 9.62	$ 15.41	$ 13.51
Total Return B,C,D	4.58%	16.18%	32.79%	(35.88)%	18.79%	6.93%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.84%	.88%	.84%	.84%	.87%
Expenses net of fee waivers, if any	.83% A	.84%	.88%	.84%	.84%	.87%
Expenses net of all reductions	.82% A	.82%	.87%	.83%	.83%	.83%
Net investment income (loss)	1.40% A	1.09%	1.47%	1.80%	1.88%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,825	$ 3,999	$ 3,838	$ 2,911	$ 5,113	$ 4,977
Portfolio turnover rate G	74% A	68%	126%	110%	132%	233%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 12.51	$ 9.57	$ 15.34	$ 13.42	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.09	.12	.14	.22	.25	.22
Net realized and unrealized gain (loss)	.56	1.88	2.97	(5.75)	2.21	.62
Total from investment operations	.65	2.00	3.11	(5.53)	2.46	.84
Distributions from net investment income	-	(.11)	(.15)	(.23)	(.54)	(.23)
Distributions from net realized gain	-	(.05)	(.02)	(.01)	-	-
Total distributions	-	(.15) I	(.17)	(.24)	(.54)	(.23)
Net asset value, end of period	$ 15.01	$ 14.36	$ 12.51	$ 9.57	$ 15.34	$ 13.42
Total ReturnB,C,D	4.53%	16.02%	32.55%	(36.05)%	18.68%	6.64%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01% A	1.02%	1.06%	1.01%	1.02%	1.05%
Expenses net of fee waivers, if any	1.01% A	1.02%	1.06%	1.01%	1.02%	1.05%
Expenses net of all reductions	1.00% A	1.00%	1.05%	1.01%	1.01%	1.02%
Net investment income (loss)	1.22% A	.91%	1.29%	1.62%	1.70%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,848	$ 6,046	$ 8,139	$ 6,545	$ 8,622	$ 6,205
Portfolio turnover rate G	74% A	68%	126%	110%	132%	233%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 12.61	$ 9.65	$ 15.46	$ 13.56	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.11	.15	.16	.24	.27	.24
Net realized and unrealized gain (loss)	.56	1.90	2.99	(5.78)	2.23	.63
Total from investment operations	.67	2.05	3.15	(5.54)	2.50	.87
Distributions from net investment income	-	(.15)	(.17)	(.26)	(.60)	(.27)
Distributions from net realized gain	-	(.05)	(.02)	(.01)	-	-
Total distributions	-	(.20)	(.19)	(.27)	(.60)	(.27)
Net asset value, end of period	$ 15.13	$ 14.46	$ 12.61	$ 9.65	$ 15.46	$ 13.56
Total Return B,C,D	4.63%	16.25%	32.68%	(35.85)%	18.78%	6.80%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.83%	.89%	.83%	.86%	.92%
Expenses net of fee waivers, if any	.81% A	.82%	.89%	.83%	.86%	.92%
Expenses net of all reductions	.80% A	.81%	.87%	.83%	.86%	.89%
Net investment income (loss)	1.41% A	1.11%	1.47%	1.81%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,934	$ 33,627	$ 26,307	$ 20,137	$ 16,370	$ 6,882
Portfolio turnover rate G	74% A	68%	126%	110%	132%	233%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Repurchase Agreements Restricted Securities
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,883,970
Gross unrealized depreciation	(7,834,684)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,049,286

Tax cost	$ 166,035,961

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $174,016 and a change in net unrealized appreciation (depreciation) of ($63,558) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $68,021,459 and $69,838,543, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

The Fund invests in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $825 for the period and is reflected in Expense reductions on the Statement of Operations.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,985
Service Class 2	8,269
$ 10,254

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 53,024
Service Class	1,555
Service Class 2	3,658
Investor Class	30,123
$ 88,360

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $736 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $315 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,872. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,459 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 1,524,495
Service Class	-	40,585
Service Class 2	-	44,899
Investor Class	-	347,353
Total	$ -	$ 1,957,332
From net realized gain
Initial Class	$ -	$ 423,471
Service Class	-	12,340
Service Class 2	-	18,708
Investor Class	-	102,835
Total	$ -	$ 557,354

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	208,663	314,056	$ 3,126,954	$ 4,175,708
Reinvestment of distributions	-	135,558	-	1,947,966
Shares redeemed	(792,783)	(1,723,443)	(11,877,901)	(22,677,836)
Net increase (decrease)	(584,120)	(1,273,829)	$ (8,750,947)	$ (16,554,162)
Service Class
Shares sold	8,736	27,481	$ 128,086	$ 366,364
Reinvestment of distributions	-	3,706	-	52,925
Shares redeemed	(32,409)	(59,096)	(479,718)	(772,171)
Net increase (decrease)	(23,673)	(27,909)	$ (351,632)	$ (352,882)
Service Class 2
Shares sold	104,039	229,882	$ 1,542,989	$ 3,022,061
Reinvestment of distributions	-	4,473	-	63,607
Shares redeemed	(68,616)	(463,914)	(1,004,736)	(6,116,111)
Net increase (decrease)	35,423	(229,559)	$ 538,253	$ (3,030,443)
Investor Class
Shares sold	540,501	645,314	$ 8,116,714	$ 8,630,814
Reinvestment of distributions	-	31,438	-	450,188
Shares redeemed	(159,332)	(437,500)	(2,377,844)	(5,614,241)
Net increase (decrease)	381,169	239,252	$ 5,738,870	$ 3,466,761

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0811
1.705700.113

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,025.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,024.30	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,023.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,035.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,034.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,034.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,040.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,039.30	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,041.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,041.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,040.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,044.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,049.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,048.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,047.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,050.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,050.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,049.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,051.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,051.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,052.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,052.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,050.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,053.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,052.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,051.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,053.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,053.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,052.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.4	2.5
VIP Equity-Income Portfolio Initial Class	2.8	2.9
VIP Growth & Income Portfolio Initial Class	2.8	2.9
VIP Growth Portfolio Initial Class	2.9	2.9
VIP Mid Cap Portfolio Initial Class	1.0	1.0
VIP Value Portfolio Initial Class	2.4	2.5
VIP Value Strategies Portfolio Initial Class	1.0	1.1
	15.3	15.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	4.5	4.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	0.8	0.7
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.7	34.2
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.8	39.6
Net Other Assets (Liabilities)	(0.1)	0.1
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	15.3%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.7%
Short-Term Funds	39.8%
Net Other Assets†	(0.1)%

Six months ago
Domestic Equity Funds	15.8%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	39.6%
Net Other Assets	0.1%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

† Net Other Assets are not included in the pie chart.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Initial Class	20,259	$ 508,902
VIP Equity-Income Portfolio Initial Class	29,273	592,770
VIP Growth & Income Portfolio Initial Class	44,807	591,459
VIP Growth Portfolio Initial Class	14,999	603,563
VIP Mid Cap Portfolio Initial Class	6,252	206,326
VIP Value Portfolio Initial Class	43,819	507,866
VIP Value Strategies Portfolio Initial Class	20,564	212,832
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,367,708)		3,223,718
International Equity Funds - 5.3%

Developed International Equity Funds - 4.5%
VIP Overseas Portfolio Initial Class	54,489	962,278
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Initial Class	16,665	164,648
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $922,092)		1,126,926
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	181,018	$ 1,053,527
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	564,016	7,332,203
TOTAL BOND FUNDS (Cost $8,132,673)		8,385,730
Short-Term Funds - 39.8%

VIP Money Market Portfolio Initial Class (Cost $8,406,615)	8,406,615	8,406,615
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $20,829,088)		21,142,989
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(21,498)
NET ASSETS - 100%		$ 21,121,491
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $20,829,088) - See accompanying schedule		$ 21,142,989
Receivable for investments sold		76,288
Receivable for fund shares sold		322,596
Total assets		21,541,873

Liabilities
Payable to custodian bank	$ 152
Payable for investments purchased	321,018
Payable for fund shares redeemed	97,513
Distribution and service plan fees payable	1,699
Total liabilities		420,382

Net Assets		$ 21,121,491
Net Assets consist of:
Paid in capital		$ 20,769,749
Accumulated net investment loss		(1,003)
Accumulated undistributed net realized gain (loss) on investments		38,844
Net unrealized appreciation (depreciation) on investments		313,901
Net Assets		$ 21,121,491

Initial Class: Net Asset Value, offering price and redemption price per share ($11,240,638 ÷ 1,067,934 shares)		$ 10.53

Service Class: Net Asset Value, offering price and redemption price per share ($2,497,016 ÷ 237,102 shares)		$ 10.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,383,837 ÷ 704,554 shares)		$ 10.48

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,646

Expenses
Distribution and service plan fees	$ 9,649
Independent trustees' compensation	35
Total expenses before reductions	9,684
Expense reductions	(35)	9,649
Net investment income (loss)		(1,003)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,683
Capital gain distributions from underlying funds	109,416
Total net realized gain (loss)		140,099
Change in net unrealized appreciation (depreciation) on underlying funds		320,119
Net gain (loss)		460,218
Net increase (decrease) in net assets resulting from operations		$ 459,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,003)	$ 324,248
Net realized gain (loss)	140,099	453,688
Change in net unrealized appreciation (depreciation)	320,119	547,661
Net increase (decrease) in net assets resulting from operations	459,215	1,325,597
Distributions to shareholders from net investment income	-	(329,236)
Distributions to shareholders from net realized gain	-	(476,604)
Total distributions	-	(805,840)
Share transactions - net increase (decrease)	2,011,786	(1,464,915)
Total increase (decrease) in net assets	2,471,001	(945,158)

Net Assets
Beginning of period	18,650,490	19,595,648
End of period (including accumulated net investment loss of $1,003 and undistributed net investment income of $0, respectively)	$ 21,121,491	$ 18,650,490

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.00	$ 9.14	$ 10.80	$ 10.71	$ 10.36
Income from Investment Operations
Net investment income (loss) E	- I	.19	.39	.36	.43	.40
Net realized and unrealized gain (loss)	.26	.56	.96	(1.48)	.22	.32
Total from investment operations	.26	.75	1.35	(1.12)	.65	.72
Distributions from net investment income	-	(.20)	(.35)	(.37)	(.44)	(.32)
Distributions from net realized gain	-	(.28)	(.15)	(.17)	(.12)	(.05)
Total distributions	-	(.48)	(.49) J	(.54)	(.56)	(.37)
Net asset value, end of period	$ 10.53	$ 10.27	$ 10.00	$ 9.14	$ 10.80	$ 10.71
Total Return B, C, D	2.53%	7.49%	14.95%	(10.45)%	6.10%	6.94%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.09% A	1.88%	4.00%	3.50%	3.93%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,241	$ 11,165	$ 12,679	$ 8,976	$ 10,035	$ 9,398
Portfolio turnover rate	62% A	41%	32%	55%	56%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00	$ 9.14	$ 10.81	$ 10.71	$ 10.36
Income from Investment Operations
Net investment income (loss) E	- H	.18	.37	.35	.42	.39
Net realized and unrealized gain (loss)	.25	.56	.97	(1.50)	.23	.32
Total from investment operations	.25	.74	1.34	(1.15)	.65	.71
Distributions from net investment income	-	(.19)	(.33)	(.35)	(.43)	(.31)
Distributions from net realized gain	-	(.28)	(.15)	(.17)	(.12)	(.05)
Total distributions	-	(.46) J	(.48) I	(.52)	(.55)	(.36)
Net asset value, end of period	$ 10.53	$ 10.28	$ 10.00	$ 9.14	$ 10.81	$ 10.71
Total Return B, C, D	2.43%	7.46%	14.81%	(10.65)%	6.10%	6.83%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.01)% A	1.78%	3.90%	3.40%	3.83%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,497	$ 172	$ 163	$ 258	$ 414	$ 391
Portfolio turnover rate	62% A	41%	32%	55%	56%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share. J Total distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 9.97	$ 9.12	$ 10.78	$ 10.69	$ 10.36
Income from Investment Operations
Net investment income (loss) E	(.01)	.17	.36	.33	.40	.37
Net realized and unrealized gain (loss)	.25	.55	.96	(1.48)	.23	.32
Total from investment operations	.24	.72	1.32	(1.15)	.63	.69
Distributions from net investment income	-	(.18)	(.33)	(.34)	(.42)	(.31)
Distributions from net realized gain	-	(.28)	(.15)	(.17)	(.12)	(.05)
Total distributions	-	(.45) I	(.47) H	(.51)	(.54)	(.36)
Net asset value, end of period	$ 10.48	$ 10.24	$ 9.97	$ 9.12	$ 10.78	$ 10.69
Total Return B, C, D	2.34%	7.25%	14.64%	(10.70)%	5.92%	6.61%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.16)% A	1.63%	3.76%	3.25%	3.68%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,384	$ 7,313	$ 6,753	$ 4,836	$ 3,589	$ 1,061
Portfolio turnover rate	62% A	41%	32%	55%	56%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share. I Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	4.8	5.2
VIP Equity-Income Portfolio Initial Class	5.6	6.1
VIP Growth & Income Portfolio Initial Class	5.6	6.0
VIP Growth Portfolio Initial Class	5.8	6.1
VIP Mid Cap Portfolio Initial Class	2.0	2.1
VIP Value Portfolio Initial Class	4.8	5.2
VIP Value Strategies Portfolio Initial Class	2.0	2.2
	30.6	32.9
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	9.2	9.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.6	1.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	4.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	30.5	30.2
Short-Term Funds
VIP Money Market Portfolio Initial Class	23.1	20.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	30.6%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.5%
Short-Term Funds	23.1%

Six months ago
Domestic Equity Funds	32.9%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	30.2%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	28.4%
Developed International Equity Funds	8.8%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.1%
Short-Term Funds	26.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.6%
	Shares	Value
Domestic Equity Funds - 30.6%
VIP Contrafund Portfolio Initial Class	11,125	$ 279,464
VIP Equity-Income Portfolio Initial Class	16,112	326,273
VIP Growth & Income Portfolio Initial Class	24,658	325,482
VIP Growth Portfolio Initial Class	8,257	332,250
VIP Mid Cap Portfolio Initial Class	3,435	113,364
VIP Value Portfolio Initial Class	24,044	278,673
VIP Value Strategies Portfolio Initial Class	11,303	116,990
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,909,101)		1,772,496
International Equity Funds - 10.8%

Developed International Equity Funds - 9.2%
VIP Overseas Portfolio Initial Class	30,378	536,467
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Initial Class	9,298	91,867
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $680,186)		628,334
Bond Funds - 35.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	49,753	$ 289,565
Investment Grade Bond Funds - 30.5%
VIP Investment Grade Bond Portfolio Initial Class	135,760	1,764,883
TOTAL BOND FUNDS (Cost $1,999,751)		2,054,448
Short-Term Funds - 23.1%

VIP Money Market Portfolio Initial Class (Cost $1,339,044)	1,339,044	1,339,044
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,928,082)		5,794,322
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45)
NET ASSETS - 100%		$ 5,794,277
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $86,373 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $5,928,082) - See accompanying schedule		$ 5,794,322
Receivable for investments sold		35,406
Total assets		5,829,728

Liabilities
Payable for fund shares redeemed	$ 35,402
Distribution and service plan fees payable	49
Total liabilities		35,451

Net Assets		$ 5,794,277
Net Assets consist of:
Paid in capital		$ 6,122,701
Undistributed net investment income		1,559
Accumulated undistributed net realized gain (loss) on investments		(196,223)
Net unrealized appreciation (depreciation) on investments		(133,760)
Net Assets		$ 5,794,277

Initial Class: Net Asset Value, offering price and redemption price per share ($5,457,157 ÷ 523,184 shares)		$ 10.43

Service Class: Net Asset Value, offering price and redemption price per share ($175,734 ÷ 16,849 shares)		$ 10.43

Service Class 2: Net Asset Value, offering price and redemption price per share ($161,386 ÷ 15,471 shares)		$ 10.43

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,852

Expenses
Distribution and service plan fees	$ 293
Independent trustees' compensation	11
Total expenses before reductions	304
Expense reductions	(11)	293
Net investment income (loss)		1,559
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,971)
Capital gain distributions from underlying funds	31,468
Total net realized gain (loss)		13,497
Change in net unrealized appreciation (depreciation) on underlying funds		187,561
Net gain (loss)		201,058
Net increase (decrease) in net assets resulting from operations		$ 202,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,559	$ 117,868
Net realized gain (loss)	13,497	(54,409)
Change in net unrealized appreciation (depreciation)	187,561	602,863
Net increase (decrease) in net assets resulting from operations	202,617	666,322
Distributions to shareholders from net investment income	-	(118,355)
Distributions to shareholders from net realized gain	-	(79,802)
Total distributions	-	(198,157)
Share transactions - net increase (decrease)	(476,426)	(1,588,370)
Total increase (decrease) in net assets	(273,809)	(1,120,205)

Net Assets
Beginning of period	6,068,086	7,188,291
End of period (including undistributed net investment income of $1,559 and undistributed net investment income of $0, respectively)	$ 5,794,277	$ 6,068,086

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 9.34	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Income from Investment Operations
Net investment income (loss) E	- I	.18	.34	.34	.38	.31
Net realized and unrealized gain (loss)	.36	.87	1.48	(3.06)	.60	.72
Total from investment operations	.36	1.05	1.82	(2.72)	.98	1.03
Distributions from net investment income	-	(.20)	(.35)	(.34)	(.34)	(.31)
Distributions from net realized gain	-	(.12)	(.26)	(.39)	(.47)	(.05)
Total distributions	-	(.32)	(.62) K	(.73)	(.80) J	(.36)
Net asset value, end of period	$ 10.43	$ 10.07	$ 9.34	$ 8.14	$ 11.59	$ 11.41
Total Return B, C, D	3.57%	11.34%	23.02%	(23.83)%	8.65%	9.59%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.06% A	1.90%	3.95%	3.29%	3.20%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,457	$ 5,733	$ 6,833	$ 5,993	$ 9,203	$ 7,871
Portfolio turnover rate	33% A	42%	50%	51%	51%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.80 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share. K Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Income from Investment Operations
Net investment income (loss) E	- H	.17	.33	.33	.37	.30
Net realized and unrealized gain (loss)	.35	.87	1.48	(3.06)	.60	.72
Total from investment operations	.35	1.04	1.81	(2.73)	.97	1.02
Distributions from net investment income	-	(.19)	(.34)	(.33)	(.32)	(.30)
Distributions from net realized gain	-	(.12)	(.26)	(.39)	(.47)	(.05)
Total distributions	-	(.31)	(.60) J	(.72)	(.79) I	(.35)
Net asset value, end of period	$ 10.43	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Total Return B, C, D	3.47%	11.24%	23.00%	(23.95)%	8.55%	9.48%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.04)% A	1.80%	3.85%	3.19%	3.10%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176	$ 179	$ 172	$ 250	$ 449	$ 414
Portfolio turnover rate	33% A	42%	50%	51%	51%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.79 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Income from Investment Operations
Net investment income (loss) E	(.01)	.16	.32	.31	.35	.29
Net realized and unrealized gain (loss)	.36	.86	1.48	(3.06)	.60	.71
Total from investment operations	.35	1.02	1.80	(2.75)	.95	1.00
Distributions from net investment income	-	(.18)	(.32)	(.31)	(.31)	(.28)
Distributions from net realized gain	-	(.12)	(.26)	(.39)	(.47)	(.05)
Total distributions	-	(.29) J	(.59) I	(.70)	(.77) H	(.33)
Net asset value, end of period	$ 10.43	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Total Return B, C, D	3.47%	11.06%	22.78%	(24.12)%	8.40%	9.34%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.19)% A	1.65%	3.70%	3.04%	2.95%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161	$ 157	$ 183	$ 271	$ 456	$ 413
Portfolio turnover rate	33% A	42%	50%	51%	51%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.77 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.8	6.0
VIP Equity-Income Portfolio Initial Class	6.7	7.1
VIP Growth & Income Portfolio Initial Class	6.7	7.0
VIP Growth Portfolio Initial Class	6.9	7.0
VIP Mid Cap Portfolio Initial Class	2.4	2.4
VIP Value Portfolio Initial Class	5.8	6.1
VIP Value Strategies Portfolio Initial Class	2.4	2.6
	36.7	38.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.2	11.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.9	1.9
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	4.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.6	33.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.7	10.2
Net Other Assets (Liabilities)	(0.1)	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.7%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	10.7%
Net Other Assets †	(0.1)%

Six months ago
Domestic Equity Funds	38.2%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	33.5%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	36.0%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	11.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

† Net Other Assets are not included in the pie chart.

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Domestic Equity Funds - 36.7%
VIP Contrafund Portfolio Initial Class	400,901	$ 10,070,637
VIP Equity-Income Portfolio Initial Class	579,205	11,728,892
VIP Growth & Income Portfolio Initial Class	886,666	11,703,992
VIP Growth Portfolio Initial Class	296,813	11,943,735
VIP Mid Cap Portfolio Initial Class	124,023	4,092,762
VIP Value Portfolio Initial Class	866,895	10,047,313
VIP Value Strategies Portfolio Initial Class	407,663	4,219,316
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,089,293)		63,806,647
International Equity Funds - 13.1%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class	1,099,614	19,419,180
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Initial Class	337,490	3,334,404
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,086,352)		22,753,584
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,491,337	$ 8,679,582
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Initial Class	4,617,198	60,023,567
TOTAL BOND FUNDS (Cost $67,249,722)		68,703,149
Short-Term Funds - 10.7%

VIP Money Market Portfolio Initial Class (Cost $18,621,981)	18,621,981	18,621,981
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $174,047,348)		173,885,361
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(115,545)
NET ASSETS - 100%		$ 173,769,816
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $174,047,348) - See accompanying schedule		$ 173,885,361
Receivable for investments sold		384,757
Receivable for fund shares sold		100,869
Total assets		174,370,987

Liabilities
Payable to custodian bank	$ 6,252
Payable for fund shares redeemed	566,522
Distribution and service plan fees payable	28,397
Total liabilities		601,171

Net Assets		$ 173,769,816
Net Assets consist of:
Paid in capital		$ 173,806,439
Accumulated net investment loss		(116,798)
Accumulated undistributed net realized gain (loss) on investments		242,162
Net unrealized appreciation (depreciation) on investments		(161,987)
Net Assets		$ 173,769,816

Initial Class: Net Asset Value, offering price and redemption price per share ($23,504,729 ÷ 2,130,158 shares)		$ 11.03

Service Class: Net Asset Value, offering price and redemption price per share ($20,727,281 ÷ 1,880,887 shares)		$ 11.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($129,537,806 ÷ 11,804,721 shares)		$ 10.97

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 40,273

Expenses
Distribution and service plan fees	$ 164,916
Independent trustees' compensation	293
Total expenses before reductions	165,209
Expense reductions	(293)	164,916
Net investment income (loss)		(124,643)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	202,312
Capital gain distributions from underlying funds	970,728
Total net realized gain (loss)		1,173,040
Change in net unrealized appreciation (depreciation) on underlying funds		5,335,882
Net gain (loss)		6,508,922
Net increase (decrease) in net assets resulting from operations		$ 6,384,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (124,643)	$ 3,027,486
Net realized gain (loss)	1,173,040	2,094,428
Change in net unrealized appreciation (depreciation)	5,335,882	11,980,452
Net increase (decrease) in net assets resulting from operations	6,384,279	17,102,366
Distributions to shareholders from net investment income	-	(3,027,992)
Distributions to shareholders from net realized gain	(75,293)	(2,711,578)
Total distributions	(75,293)	(5,739,570)
Share transactions - net increase (decrease)	7,662,582	20,210,504
Total increase (decrease) in net assets	13,971,568	31,573,300

Net Assets
Beginning of period	159,798,248	128,224,948
End of period (including accumulated net investment loss of $116,798 and undistributed net investment income of $7,845, respectively)	$ 173,769,816	$ 159,798,248

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 9.77	$ 8.23	$ 11.96	$ 11.59	$ 10.78
Income from Investment Operations
Net investment income (loss) E	- I	.24	.38	.35	.36	.28
Net realized and unrealized gain (loss)	.43	1.02	1.60	(3.32)	.64	.78
Total from investment operations	.43	1.26	1.98	(2.97)	1.00	1.06
Distributions from net investment income	-	(.23)	(.37)	(.31)	(.30)	(.20)
Distributions from net realized gain	(.01)	(.19)	(.07)	(.45)	(.33)	(.05)
Total distributions	(.01)	(.42)	(.44)	(.76)	(.63)	(.25)
Net asset value, end of period	$ 11.03	$ 10.61	$ 9.77	$ 8.23	$ 11.96	$ 11.59
Total Return B, C, D	4.01%	12.95%	24.27%	(25.05)%	8.71%	9.82%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.05% A	2.38%	4.22%	3.27%	2.95%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,505	$ 22,573	$ 21,197	$ 24,962	$ 26,629	$ 20,992
Portfolio turnover rate	17% A	29%	28%	34%	21%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.77	$ 8.23	$ 11.95	$ 11.58	$ 10.77
Income from Investment Operations
Net investment income (loss) E	- H	.23	.37	.33	.35	.27
Net realized and unrealized gain (loss)	.43	1.01	1.60	(3.30)	.64	.78
Total from investment operations	.43	1.24	1.97	(2.97)	.99	1.05
Distributions from net investment income	-	(.21)	(.36)	(.30)	(.29)	(.19)
Distributions from net realized gain	(.01)	(.19)	(.07)	(.45)	(.33)	(.05)
Total distributions	(.01)	(.41) I	(.43)	(.75)	(.62)	(.24)
Net asset value, end of period	$ 11.02	$ 10.60	$ 9.77	$ 8.23	$ 11.95	$ 11.58
Total Return B, C, D	4.01%	12.74%	24.15%	(25.08)%	8.65%	9.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.05)% A	2.28%	4.12%	3.17%	2.85%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,727	$ 19,259	$ 19,238	$ 17,137	$ 19,295	$ 5,984
Portfolio turnover rate	17% A	29%	28%	34%	21%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.74	$ 8.21	$ 11.92	$ 11.56	$ 10.76
Income from Investment Operations
Net investment income (loss) E	(.01)	.22	.35	.32	.33	.25
Net realized and unrealized gain (loss)	.43	.99	1.60	(3.29)	.64	.78
Total from investment operations	.42	1.21	1.95	(2.97)	.97	1.03
Distributions from net investment income	-	(.20)	(.35)	(.29)	(.28)	(.18)
Distributions from net realized gain	(.01)	(.19)	(.07)	(.45)	(.33)	(.05)
Total distributions	(.01)	(.39)	(.42)	(.74)	(.61)	(.23)
Net asset value, end of period	$ 10.97	$ 10.56	$ 9.74	$ 8.21	$ 11.92	$ 11.56
Total Return B, C, D	3.93%	12.55%	23.95%	(25.17)%	8.42%	9.58%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.20)% A	2.13%	3.97%	3.02%	2.70%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,538	$ 117,966	$ 87,791	$ 66,370	$ 62,510	$ 38,662
Portfolio turnover rate	17% A	29%	28%	34%	21%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.9	6.2
VIP Equity-Income Portfolio Initial Class	6.9	7.3
VIP Growth & Income Portfolio Initial Class	6.9	7.2
VIP Growth Portfolio Initial Class	7.1	7.2
VIP Mid Cap Portfolio Initial Class	2.4	2.5
VIP Value Portfolio Initial Class	5.9	6.2
VIP Value Strategies Portfolio Initial Class	2.5	2.6
	37.6	39.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.4	11.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.0	1.9
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.4	33.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.5	9.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.6%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.4%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	39.2%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.1%
Short-Term Funds	9.1%

Expected
Domestic Equity Funds	37.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.7%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.6%
	Shares	Value
Domestic Equity Funds - 37.6%
VIP Contrafund Portfolio Initial Class	246,678	$ 6,196,559
VIP Equity-Income Portfolio Initial Class	356,766	7,224,518
VIP Growth & Income Portfolio Initial Class	546,161	7,209,323
VIP Growth Portfolio Initial Class	182,828	7,356,997
VIP Mid Cap Portfolio Initial Class	76,342	2,519,292
VIP Value Portfolio Initial Class	533,351	6,181,535
VIP Value Strategies Portfolio Initial Class	251,008	2,597,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,466,716)		39,286,159
International Equity Funds - 13.4%

Developed International Equity Funds - 11.4%
VIP Overseas Portfolio Initial Class	676,961	11,955,133
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Initial Class	207,613	2,051,217
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,508,365)		14,006,350
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	904,936	$ 5,266,725
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Initial Class	2,764,125	35,933,621
TOTAL BOND FUNDS (Cost $40,113,015)		41,200,346
Short-Term Funds - 9.5%

VIP Money Market Portfolio Initial Class (Cost $9,959,058)	9,959,058	9,959,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,047,154)		104,451,913
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,315)
NET ASSETS - 100%		$ 104,439,598
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $101,047,154) - See accompanying schedule		$ 104,451,913
Cash		49,908
Receivable for investments sold		69,503
Receivable for fund shares sold		50,015
Total assets		104,621,339

Liabilities
Payable for investments purchased	$ 80,456
Payable for fund shares redeemed	89,061
Distribution and service plan fees payable	12,224
Total liabilities		181,741

Net Assets		$ 104,439,598
Net Assets consist of:
Paid in capital		$ 100,844,701
Accumulated net investment loss		(49,469)
Accumulated undistributed net realized gain (loss) on investments		239,607
Net unrealized appreciation (depreciation) on investments		3,404,759
Net Assets		$ 104,439,598

Initial Class: Net Asset Value, offering price and redemption price per share ($41,493,600 ÷ 3,724,619 shares)		$ 11.14

Service Class: Net Asset Value, offering price and redemption price per share ($5,365,761 ÷ 482,139 shares)		$ 11.13

Service Class 2: Net Asset Value, offering price and redemption price per share ($57,580,237 ÷ 5,196,201 shares)		$ 11.08

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,368

Expenses
Distribution and service plan fees	$ 73,837
Independent trustees' compensation	182
Total expenses before reductions	74,019
Expense reductions	(182)	73,837
Net investment income (loss)		(49,469)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	137,958
Capital gain distributions from underlying funds	607,010
Total net realized gain (loss)		744,968
Change in net unrealized appreciation (depreciation) on underlying funds		3,382,143
Net gain (loss)		4,127,111
Net increase (decrease) in net assets resulting from operations		$ 4,077,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (49,469)	$ 1,902,444
Net realized gain (loss)	744,968	866,011
Change in net unrealized appreciation (depreciation)	3,382,143	8,117,654
Net increase (decrease) in net assets resulting from operations	4,077,642	10,886,109
Distributions to shareholders from net investment income	-	(1,907,875)
Distributions to shareholders from net realized gain	-	(1,118,696)
Total distributions	-	(3,026,571)
Share transactions - net increase (decrease)	1,992,420	9,160,517
Total increase (decrease) in net assets	6,070,062	17,020,055

Net Assets
Beginning of period	98,369,536	81,349,481
End of period (including accumulated net investment loss of $49,469 and undistributed net investment income of $0, respectively)	$ 104,439,598	$ 98,369,536

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 9.78	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Income from Investment Operations
Net investment income (loss) E	- I	.23	.38	.33	.37	.27
Net realized and unrealized gain (loss)	.44	1.04	1.67	(3.61)	.73	.94
Total from investment operations	.44	1.27	2.05	(3.28)	1.10	1.21
Distributions from net investment income	-	(.23)	(.34)	(.30)	(.36)	(.14)
Distributions from net realized gain	-	(.13)	(.12)	(.52)	(.38)	(.09)
Total distributions	-	(.35) J	(.46)	(.82) K	(.74)	(.23)
Net asset value, end of period	$ 11.14	$ 10.70	$ 9.78	$ 8.19	$ 12.29	$ 11.93
Total Return B,C,D	4.11%	13.09%	25.28%	(27.03)%	9.33%	11.04%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.05% A	2.30%	4.21%	3.11%	2.93%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,494	$ 39,535	$ 37,291	$ 25,977	$ 33,780	$ 23,712
Portfolio turnover rate	24% A	30%	23%	27%	18%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share. K Total distributions of $.82 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 9.77	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Income from Investment Operations
Net investment income (loss) E	- H	.22	.37	.31	.35	.26
Net realized and unrealized gain (loss)	.44	1.05	1.66	(3.60)	.74	.94
Total from investment operations	.44	1.27	2.03	(3.29)	1.09	1.20
Distributions from net investment income	-	(.22)	(.33)	(.29)	(.35)	(.13)
Distributions from net realized gain	-	(.13)	(.12)	(.52)	(.38)	(.09)
Total distributions	-	(.35)	(.45)	(.81) I	(.73)	(.22)
Net asset value, end of period	$ 11.13	$ 10.69	$ 9.77	$ 8.19	$ 12.29	$ 11.93
Total Return B,C,D	4.12%	13.00%	25.06%	(27.10)%	9.23%	10.94%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.05)% A	2.20%	4.12%	3.01%	2.83%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,366	$ 2,723	$ 1,524	$ 936	$ 477	$ 427
Portfolio turnover rate	24% A	30%	23%	27%	18%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.81 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 9.74	$ 8.16	$ 12.26	$ 11.91	$ 10.94
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.35	.30	.33	.24
Net realized and unrealized gain (loss)	.44	1.03	1.67	(3.61)	.74	.95
Total from investment operations	.43	1.24	2.02	(3.31)	1.07	1.19
Distributions from net investment income	-	(.20)	(.32)	(.28)	(.34)	(.13)
Distributions from net realized gain	-	(.13)	(.12)	(.52)	(.38)	(.09)
Total distributions	-	(.33)	(.44)	(.79) H	(.72)	(.22)
Net asset value, end of period	$ 11.08	$ 10.65	$ 9.74	$ 8.16	$ 12.26	$ 11.91
Total Return B,C,D	4.04%	12.79%	25.02%	(27.30)%	9.07%	10.84%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.20)% A	2.05%	3.97%	2.86%	2.68%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,580	$ 56,112	$ 42,534	$ 25,855	$ 24,497	$ 9,984
Portfolio turnover rate	24% A	30%	23%	27%	18%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.79 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.0	7.3
VIP Equity-Income Portfolio Initial Class	8.1	8.6
VIP Growth & Income Portfolio Initial Class	8.1	8.5
VIP Growth Portfolio Initial Class	8.3	8.6
VIP Mid Cap Portfolio Initial Class	2.8	3.0
VIP Value Portfolio Initial Class	6.9	7.3
VIP Value Strategies Portfolio Initial Class	2.9	3.1
	44.1	46.4
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	13.5	13.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.3	2.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	6.5	6.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	29.5	27.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	4.1	3.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	4.1%

Six months ago
Domestic Equity Funds	46.4%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	3.4%

Expected
Domestic Equity Funds	42.3%
Developed International Equity Funds	13.1%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.2%
Investment Grade Bond Funds	30.9%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Domestic Equity Funds - 44.1%
VIP Contrafund Portfolio Initial Class	1,327,479	$ 33,346,285
VIP Equity-Income Portfolio Initial Class	1,917,621	38,831,833
VIP Growth & Income Portfolio Initial Class	2,935,597	38,749,880
VIP Growth Portfolio Initial Class	982,481	39,535,031
VIP Mid Cap Portfolio Initial Class	411,122	13,567,015
VIP Value Portfolio Initial Class	2,870,855	33,273,205
VIP Value Strategies Portfolio Initial Class	1,350,654	13,979,273
TOTAL DOMESTIC EQUITY FUNDS (Cost $198,478,741)		211,282,522
International Equity Funds - 15.8%

Developed International Equity Funds - 13.5%
VIP Overseas Portfolio Initial Class	3,656,600	64,575,563
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Initial Class	1,123,596	11,101,127
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,291,066)		75,676,690
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 6.5%
VIP High Income Portfolio Initial Class	5,354,051	$ 31,160,580
Investment Grade Bond Funds - 29.5%
VIP Investment Grade Bond Portfolio Initial Class	10,878,449	141,419,831
TOTAL BOND FUNDS (Cost $169,550,320)		172,580,411
Short-Term Funds - 4.1%

VIP Money Market Portfolio Initial Class (Cost $19,936,655)	19,936,655	19,936,655
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $460,256,782)		479,476,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81,243)
NET ASSETS - 100%		$ 479,395,035
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $460,256,782) - See accompanying schedule		$ 479,476,278
Cash		37,255
Receivable for fund shares sold		685,009
Total assets		480,198,542

Liabilities
Payable for investments purchased	$ 703,955
Payable for fund shares redeemed	17,635
Distribution and service plan fees payable	81,917
Total liabilities		803,507

Net Assets		$ 479,395,035
Net Assets consist of:
Paid in capital		$ 460,196,033
Accumulated net investment loss		(379,346)
Accumulated undistributed net realized gain (loss) on investments		358,852
Net unrealized appreciation (depreciation) on investments		19,219,496
Net Assets		$ 479,395,035

Initial Class: Net Asset Value, offering price and redemption price per share ($52,531,317 ÷ 4,740,600 shares)		$ 11.08

Service Class: Net Asset Value, offering price and redemption price per share ($38,620,225 ÷ 3,492,234 shares)		$ 11.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($388,243,493 ÷ 35,225,861 shares)		$ 11.02

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 80,540
Interest		3
Total income		80,543

Expenses
Distribution and service plan fees	$ 459,889
Independent trustees' compensation	752
Total expenses before reductions	460,641
Expense reductions	(752)	459,889
Net investment income (loss)		(379,346)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	326,532
Capital gain distributions from underlying funds	2,115,689
Total net realized gain (loss)		2,442,221
Change in net unrealized appreciation (depreciation) on underlying funds		16,175,612
Net gain (loss)		18,617,833
Net increase (decrease) in net assets resulting from operations		$ 18,238,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (379,346)	$ 7,410,113
Net realized gain (loss)	2,442,221	1,627,031
Change in net unrealized appreciation (depreciation)	16,175,612	35,177,912
Net increase (decrease) in net assets resulting from operations	18,238,487	44,215,056
Distributions to shareholders from net investment income	-	(7,414,198)
Distributions to shareholders from net realized gain	-	(2,619,651)
Total distributions	-	(10,033,849)
Share transactions - net increase (decrease)	72,432,018	100,585,667
Total increase (decrease) in net assets	90,670,505	134,766,874

Net Assets
Beginning of period	388,724,530	253,957,656
End of period (including accumulated net investment loss of $379,346 and undistributed net investment income of $0, respectively)	$ 479,395,035	$ 388,724,530

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.52	$ 7.71	$ 12.63	$ 12.10	$ 11.07
Income from Investment Operations
Net investment income (loss) E	- H	.26	.33	.32	.35	.26
Net realized and unrealized gain (loss)	.49	1.11	1.88	(4.38)	.88	1.06
Total from investment operations	.49	1.37	2.21	(4.06)	1.23	1.32
Distributions from net investment income	-	(.22)	(.29)	(.28)	(.27)	(.18)
Distributions from net realized gain	-	(.08)	(.11)	(.59)	(.43)	(.11)
Total distributions	-	(.30)	(.40) I	(.86) J	(.70) K	(.29)
Net asset value, end of period	$ 11.08	$ 10.59	$ 9.52	$ 7.71	$ 12.63	$ 12.10
Total Return B, C, D	4.63%	14.49%	28.97%	(32.60)%	10.23%	11.95%
Ratios to Average Net Assets F, G
Expenses before reductions L	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.04% A	2.61%	3.93%	3.07%	2.76%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,531	$ 45,225	$ 38,330	$ 33,089	$ 31,465	$ 21,356
Portfolio turnover rate	11% A	21%	18%	24%	12%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share. J Total distributions of $.86 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share. K Total distributions of $.70 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share. L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 9.50	$ 7.70	$ 12.62	$ 12.09	$ 11.07
Income from Investment Operations
Net investment income (loss) E	- H	.25	.32	.31	.34	.25
Net realized and unrealized gain (loss)	.48	1.12	1.87	(4.38)	.88	1.06
Total from investment operations	.48	1.37	2.19	(4.07)	1.22	1.31
Distributions from net investment income	-	(.21)	(.29)	(.27)	(.26)	(.18)
Distributions from net realized gain	-	(.08)	(.11)	(.59)	(.43)	(.11)
Total distributions	-	(.29)	(.39) I	(.85) J	(.69) K	(.29)
Net asset value, end of period	$ 11.06	$ 10.58	$ 9.50	$ 7.70	$ 12.62	$ 12.09
Total Return B,C,D	4.54%	14.52%	28.78%	(32.71)%	10.17%	11.81%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.06)% A	2.51%	3.83%	2.97%	2.66%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,620	$ 33,244	$ 25,941	$ 18,325	$ 19,881	$ 6,555
Portfolio turnover rate	11% A	21%	18%	24%	12%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share. J Total distributions of $.85 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.48	$ 7.69	$ 12.60	$ 12.08	$ 11.06
Income from Investment Operations
Net investment income (loss) E	(.01)	.23	.31	.30	.32	.23
Net realized and unrealized gain (loss)	.48	1.12	1.86	(4.37)	.87	1.07
Total from investment operations	.47	1.35	2.17	(4.07)	1.19	1.30
Distributions from net investment income	-	(.20)	(.28)	(.26)	(.25)	(.17)
Distributions from net realized gain	-	(.08)	(.11)	(.59)	(.43)	(.11)
Total distributions	-	(.28)	(.38) H	(.84) I	(.67) J	(.28)
Net asset value, end of period	$ 11.02	$ 10.55	$ 9.48	$ 7.69	$ 12.60	$ 12.08
Total Return B,C,D	4.45%	14.33%	28.55%	(32.80)%	9.97%	11.70%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.21)% A	2.36%	3.68%	2.82%	2.51%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,243	$ 310,255	$ 189,686	$ 106,530	$ 119,395	$ 56,810
Portfolio turnover rate	11% A	21%	18%	24%	12%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share. I Total distributions of $.84 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share. J Total distributions of $.67 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.1	8.3
VIP Equity-Income Portfolio Initial Class	9.4	9.7
VIP Growth & Income Portfolio Initial Class	9.4	9.7
VIP Growth Portfolio Initial Class	9.6	9.7
VIP Mid Cap Portfolio Initial Class	3.3	3.4
VIP Value Portfolio Initial Class	8.0	8.3
VIP Value Strategies Portfolio Initial Class	3.4	3.5
	51.2	52.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	15.7	15.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.7	2.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	22.8	21.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.8%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	52.6%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	21.7%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	50.2%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	23.7%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 51.2%
VIP Contrafund Portfolio Initial Class	152,545	$ 3,831,931
VIP Equity-Income Portfolio Initial Class	220,548	4,466,098
VIP Growth & Income Portfolio Initial Class	337,638	4,456,823
VIP Growth Portfolio Initial Class	113,040	4,548,742
VIP Mid Cap Portfolio Initial Class	47,299	1,560,863
VIP Value Portfolio Initial Class	329,757	3,821,885
VIP Value Strategies Portfolio Initial Class	155,497	1,609,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,234,970)		24,295,734
International Equity Funds - 18.4%

Developed International Equity Funds - 15.7%
VIP Overseas Portfolio Initial Class	421,404	7,442,001
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Initial Class	129,631	1,280,754
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,413,607)		8,722,755
Bond Funds - 30.3%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	612,189	$ 3,562,937
Investment Grade Bond Funds - 22.8%
VIP Investment Grade Bond Portfolio Initial Class	831,607	10,810,888
TOTAL BOND FUNDS (Cost $14,268,051)		14,373,825
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $71,105)	71,105	71,105
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $45,987,733)		47,463,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		398
NET ASSETS - 100%		$ 47,463,817
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $45,987,733) - See accompanying schedule		$ 47,463,419
Receivable for investments sold		8,868
Receivable for fund shares sold		12,178
Total assets		47,484,465

Liabilities
Payable to custodian bank	$ 35
Payable for investments purchased	4,855
Payable for fund shares redeemed	10,174
Distribution and service plan fees payable	5,584
Total liabilities		20,648

Net Assets		$ 47,463,817
Net Assets consist of:
Paid in capital		$ 46,072,945
Accumulated net investment loss		(25,589)
Accumulated undistributed net realized gain (loss) on investments		(59,225)
Net unrealized appreciation (depreciation) on investments		1,475,686
Net Assets		$ 47,463,817

Initial Class: Net Asset Value, offering price and redemption price per share ($17,294,563 ÷ 1,571,271 shares)		$ 11.01

Service Class: Net Asset Value, offering price and redemption price per share ($5,058,392 ÷ 460,008 shares)		$ 11.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($25,110,862 ÷ 2,294,707 shares)		$ 10.94

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,892

Expenses
Distribution and service plan fees	$ 32,481
Independent trustees' compensation	80
Total expenses before reductions	32,561
Expense reductions	(80)	32,481
Net investment income (loss)		(25,589)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,910
Capital gain distributions from underlying funds	188,470
Total net realized gain (loss)		218,380
Change in net unrealized appreciation (depreciation) on underlying funds		1,939,092
Net gain (loss)		2,157,472
Net increase (decrease) in net assets resulting from operations		$ 2,131,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (25,589)	$ 797,639
Net realized gain (loss)	218,380	159,679
Change in net unrealized appreciation (depreciation)	1,939,092	3,475,839
Net increase (decrease) in net assets resulting from operations	2,131,883	4,433,157
Distributions to shareholders from net investment income	-	(799,512)
Distributions to shareholders from net realized gain	-	(217,768)
Total distributions	-	(1,017,280)
Share transactions - net increase (decrease)	3,732,704	14,354,269
Total increase (decrease) in net assets	5,864,587	17,770,146

Net Assets
Beginning of period	41,599,230	23,829,084
End of period (including accumulated net investment loss of $25,589 and undistributed net investment income of $0, respectively)	$ 47,463,817	$ 41,599,230

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 9.30	$ 7.49	$ 12.71	$ 12.18	$ 11.16
Income from Investment Operations
Net investment income (loss) E	- I	.28	.32	.31	.38	.23
Net realized and unrealized gain (loss)	.52	1.19	1.89	(4.58)	.89	1.17
Total from investment operations	.52	1.47	2.21	(4.27)	1.27	1.40
Distributions from net investment income	-	(.21)	(.29)	(.28)	(.27)	(.21)
Distributions from net realized gain	-	(.06)	(.12)	(.67)	(.47)	(.17)
Total distributions	-	(.28) J	(.40) K	(.95)	(.74)	(.38)
Net asset value, end of period	$ 11.01	$ 10.49	$ 9.30	$ 7.49	$ 12.71	$ 12.18
Total Return B,C,D	4.96%	15.79%	30.05%	(34.16)%	10.50%	12.49%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	2.91%	3.84%	2.90%	2.95%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,295	$ 17,388	$ 14,888	$ 11,015	$ 15,197	$ 8,363
Portfolio turnover rate	23% A	25%	30%	36%	20%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share. K Total distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 9.30	$ 7.49	$ 12.70	$ 12.18	$ 11.16
Income from Investment Operations
Net investment income (loss) E	- H	.27	.31	.29	.37	.22
Net realized and unrealized gain (loss)	.51	1.19	1.90	(4.56)	.87	1.16
Total from investment operations	.51	1.46	2.21	(4.27)	1.24	1.38
Distributions from net investment income	-	(.21)	(.28)	(.27)	(.25)	(.19)
Distributions from net realized gain	-	(.06)	(.12)	(.67)	(.47)	(.17)
Total distributions	-	(.27)	(.40) I	(.94)	(.72)	(.36)
Net asset value, end of period	$ 11.00	$ 10.49	$ 9.30	$ 7.49	$ 12.70	$ 12.18
Total Return B,C,D	4.86%	15.70%	29.96%	(34.20)%	10.31%	12.39%
Ratios to Average Net Assets F,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.07)% A	2.81%	3.74%	2.80%	2.85%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,058	$ 1,429	$ 679	$ 403	$ 497	$ 441
Portfolio turnover rate	23% A	25%	30%	36%	20%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.27	$ 7.47	$ 12.68	$ 12.17	$ 11.16
Income from Investment Operations
Net investment income (loss) E	(.01)	.26	.30	.28	.35	.20
Net realized and unrealized gain (loss)	.51	1.17	1.89	(4.57)	.89	1.16
Total from investment operations	.50	1.43	2.19	(4.29)	1.24	1.36
Distributions from net investment income	-	(.20)	(.27)	(.25)	(.26)	(.18)
Distributions from net realized gain	-	(.06)	(.12)	(.67)	(.47)	(.17)
Total distributions	-	(.26)	(.39) H	(.92)	(.73)	(.35)
Net asset value, end of period	$ 10.94	$ 10.44	$ 9.27	$ 7.47	$ 12.68	$ 12.17
Total Return B,C,D	4.79%	15.47%	29.79%	(34.36)%	10.26%	12.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.22)% A	2.67%	3.59%	2.65%	2.70%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,111	$ 22,782	$ 8,262	$ 3,676	$ 3,998	$ 556
Portfolio turnover rate	23% A	25%	30%	36%	20%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.5	8.9
VIP Equity-Income Portfolio Initial Class	10.0	10.4
VIP Growth & Income Portfolio Initial Class	9.9	10.3
VIP Growth Portfolio Initial Class	10.1	10.4
VIP Mid Cap Portfolio Initial Class	3.5	3.6
VIP Value Portfolio Initial Class	8.5	8.9
VIP Value Strategies Portfolio Initial Class	3.6	3.8
	54.1	56.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.6	16.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.9	2.8
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	18.9	17.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	54.1%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	18.9%

Six months ago
Domestic Equity Funds	56.3%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	17.0%

Expected
Domestic Equity Funds	52.6%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.1%
	Shares	Value
Domestic Equity Funds - 54.1%
VIP Contrafund Portfolio Initial Class	402,114	$ 10,101,106
VIP Equity-Income Portfolio Initial Class	581,693	11,779,289
VIP Growth & Income Portfolio Initial Class	890,455	11,754,006
VIP Growth Portfolio Initial Class	298,065	11,994,153
VIP Mid Cap Portfolio Initial Class	124,607	4,112,035
VIP Value Portfolio Initial Class	869,503	10,077,545
VIP Value Strategies Portfolio Initial Class	409,639	4,239,759
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,975,591)		64,057,893
International Equity Funds - 19.5%

Developed International Equity Funds - 16.6%
VIP Overseas Portfolio Initial Class	1,111,876	19,635,727
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Initial Class	342,003	3,378,992
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,759,103)		23,014,719
Bond Funds - 26.4%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	1,529,999	$ 8,904,592
Investment Grade Bond Funds - 18.9%
VIP Investment Grade Bond Portfolio Initial Class	1,719,930	22,359,093
TOTAL BOND FUNDS (Cost $30,881,055)		31,263,685
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $116,615,749)		118,336,297
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,488)
NET ASSETS - 100%		$ 118,295,809
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (cost $116,615,749) - See accompanying schedule		$ 118,336,297
Receivable for fund shares sold		298,308
Total assets		118,634,605

Liabilities
Payable to custodian bank	$ 18,637
Payable for investments purchased	204,019
Payable for fund shares redeemed	102,081
Distribution and service plan fees payable	14,059
Total liabilities		338,796

Net Assets		$ 118,295,809
Net Assets consist of:
Paid in capital		$ 117,311,610
Accumulated net investment loss		(67,212)
Accumulated undistributed net realized gain (loss) on investments		(669,137)
Net unrealized appreciation (depreciation) on investments		1,720,548
Net Assets		$ 118,295,809

Initial Class: Net Asset Value, offering price and redemption price per share ($32,357,829 ÷ 3,017,027 shares)		$ 10.73

Service Class: Net Asset Value, offering price and redemption price per share ($28,971,510 ÷ 2,705,332 shares)		$ 10.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($56,966,470 ÷ 5,335,080 shares)		$ 10.68

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,555
Interest		1
Total income		14,556

Expenses
Distribution and service plan fees	$ 81,768
Independent trustees' compensation	196
Total expenses before reductions	81,964
Expense reductions	(196)	81,768
Net investment income (loss)		(67,212)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,383
Capital gain distributions from underlying funds	374,725
Total net realized gain (loss)		390,108
Change in net unrealized appreciation (depreciation) on underlying funds		4,866,999
Net gain (loss)		5,257,107
Net increase (decrease) in net assets resulting from operations		$ 5,189,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (67,212)	$ 1,775,471
Net realized gain (loss)	390,108	472,595
Change in net unrealized appreciation (depreciation)	4,866,999	10,749,816
Net increase (decrease) in net assets resulting from operations	5,189,895	12,997,882
Distributions to shareholders from net investment income	-	(1,775,488)
Distributions to shareholders from net realized gain	-	(668,951)
Total distributions	-	(2,444,439)
Share transactions - net increase (decrease)	11,478,020	16,267,172
Total increase (decrease) in net assets	16,667,915	26,820,615

Net Assets
Beginning of period	101,627,894	74,807,279
End of period (including accumulated net investment loss of $67,212 and undistributed net investment income of $0 respectively)	$ 118,295,809	$ 101,627,894

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.03	$ 7.12	$ 13.02	$ 12.44	$ 11.27
Income from Investment Operations
Net investment income (loss) E	- I	.21	.24	.28	.34	.24
Net realized and unrealized gain (loss)	.52	1.24	1.96	(5.14)	1.06	1.25
Total from investment operations	.52	1.45	2.20	(4.86)	1.40	1.49
Distributions from net investment income	-	(.20)	(.18)	(.25)	(.28)	(.19)
Distributions from net realized gain	-	(.07)	(.11)	(.80)	(.54)	(.13)
Total distributions	-	(.27)	(.29)	(1.04) J	(.82)	(.32)
Net asset value, end of period	$ 10.73	$ 10.21	$ 9.03	$ 7.12	$ 13.02	$ 12.44
Total Return B, C, D	5.09%	16.08%	31.66%	(38.04)%	11.37%	13.20%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	2.25%	3.13%	2.69%	2.56%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,358	$ 28,917	$ 23,836	$ 19,592	$ 23,767	$ 14,298
Portfolio turnover rate	17% A	25%	24%	23%	17%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $1.04 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.02	$ 7.12	$ 13.01	$ 12.44	$ 11.27
Income from Investment Operations
Net investment income (loss) E	- H	.20	.24	.27	.33	.23
Net realized and unrealized gain (loss)	.51	1.24	1.94	(5.13)	1.05	1.25
Total from investment operations	.51	1.44	2.18	(4.86)	1.38	1.48
Distributions from net investment income	-	(.19)	(.17)	(.24)	(.27)	(.18)
Distributions from net realized gain	-	(.07)	(.11)	(.80)	(.54)	(.13)
Total distributions	-	(.26)	(.28)	(1.03) I	(.81)	(.31)
Net asset value, end of period	$ 10.71	$ 10.20	$ 9.02	$ 7.12	$ 13.01	$ 12.44
Total Return B, C, D	5.00%	16.00%	31.40%	(38.08)%	11.21%	13.15%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.07)% A	2.15%	3.03%	2.59%	2.46%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,972	$ 23,137	$ 16,162	$ 10,298	$ 12,884	$ 3,867
Portfolio turnover rate	17% A	25%	24%	23%	17%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $1.03 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 9.00	$ 7.11	$ 12.99	$ 12.42	$ 11.26
Income from Investment Operations
Net investment income (loss) E	(.01)	.19	.23	.26	.31	.21
Net realized and unrealized gain (loss)	.51	1.24	1.93	(5.12)	1.05	1.25
Total from investment operations	.50	1.43	2.16	(4.86)	1.36	1.46
Distributions from net investment income	-	(.17)	(.16)	(.22)	(.25)	(.17)
Distributions from net realized gain	-	(.07)	(.11)	(.80)	(.54)	(.13)
Total distributions	-	(.25) H	(.27)	(1.02) I	(.79)	(.30)
Net asset value, end of period	$ 10.68	$ 10.18	$ 9.00	$ 7.11	$ 12.99	$ 12.42
Total Return B, C, D	4.91%	15.89%	31.18%	(38.17)%	11.08%	12.92%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.22)% A	2.01%	2.88%	2.44%	2.31%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,966	$ 49,574	$ 34,809	$ 19,273	$ 24,148	$ 15,774
Portfolio turnover rate	17% A	25%	24%	23%	17%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share. I Total distributions of 1.02 per is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.7	9.8
VIP Equity-Income Portfolio Initial Class	11.2	11.5
VIP Growth & Income Portfolio Initial Class	11.2	11.4
VIP Growth Portfolio Initial Class	11.4	11.4
VIP Mid Cap Portfolio Initial Class	3.9	4.0
VIP Value Portfolio Initial Class	9.6	9.8
VIP Value Strategies Portfolio Initial Class	4.1	4.2
	61.1	62.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.8	18.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.2	3.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	9.4	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	61.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.4%

Six months ago
Domestic Equity Funds	62.1%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	9.4%

Expected
Domestic Equity Funds	60.3%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2035 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Domestic Equity Funds - 61.1%
VIP Contrafund Portfolio Initial Class	2,139	$ 53,732
VIP Equity-Income Portfolio Initial Class	3,091	62,587
VIP Growth & Income Portfolio Initial Class	4,732	62,461
VIP Growth Portfolio Initial Class	1,584	63,723
VIP Mid Cap Portfolio Initial Class	663	21,883
VIP Value Portfolio Initial Class	4,625	53,604
VIP Value Strategies Portfolio Initial Class	2,178	22,543
TOTAL DOMESTIC EQUITY FUNDS (Cost $223,523)		340,533
International Equity Funds - 22.0%

Developed International Equity Funds - 18.8%
VIP Overseas Portfolio Initial Class	5,916	104,472
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Initial Class	1,824	18,023
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $89,290)		122,495
Bond Funds - 16.9%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	7,220	$ 42,021
Investment Grade Bond Funds - 9.4%
VIP Investment Grade Bond Portfolio Initial Class	4,036	52,472
TOTAL BOND FUNDS (Cost $82,852)		94,493
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $395,665)		557,521
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74)
NET ASSETS - 100%		$ 557,447
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $395,665) - See accompanying schedule		$ 557,521
Cash		1
Receivable for investments sold		3
Receivable for fund shares sold		2,153
Total assets		559,678

Liabilities
Payable for investments purchased	$ 2,133
Payable for fund shares redeemed	24
Distribution and service plan fees payable	74
Total liabilities		2,231

Net Assets		$ 557,447
Net Assets consist of:
Paid in capital		$ 396,099
Accumulated net investment loss		(380)
Accumulated undistributed net realized gain (loss) on investments		(128)
Net unrealized appreciation (depreciation) on investments		161,856
Net Assets		$ 557,447

Initial Class: Net Asset Value, offering price and redemption price per share ($115,461 ÷ 7,461.4 shares)		$ 15.47

Service Class: Net Asset Value, offering price and redemption price per share ($109,555 ÷ 7,083.0 shares)		$ 15.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($332,431 ÷ 21,534.4 shares)		$ 15.44

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 56

Expenses
Distribution and service plan fees	$ 436
Total expenses		436
Net investment income (loss)		(380)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(634)
Capital gain distributions from underlying funds	1,182
Total net realized gain (loss)		548
Change in net unrealized appreciation (depreciation) on underlying funds		25,157
Net gain (loss)		25,705
Net increase (decrease) in net assets resulting from operations		$ 25,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (380)	$ 7,448
Net realized gain (loss)	548	25,939
Change in net unrealized appreciation (depreciation)	25,157	27,693
Net increase (decrease) in net assets resulting from operations	25,325	61,080
Distributions to shareholders from net investment income	-	(7,448)
Distributions to shareholders from net realized gain	(1,094)	(29,333)
Total distributions	(1,094)	(36,781)
Share transactions - net increase (decrease)	85,628	(3,350)
Total increase (decrease) in net assets	109,859	20,949

Net Assets
Beginning of period	447,588	426,639
End of period (including accumulated net investment loss of $380 and undistributed net investment income of $0, respectively)	$ 557,447	$ 447,588

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.27	.25
Net realized and unrealized gain (loss)	.76	2.04	3.76
Total from investment operations	.77	2.31	4.01
Distributions from net investment income	-	(.28)	(.25)
Distributions from net realized gain	(.03)	(1.03)	(.01)
Total distributions	(.03)	(1.31)	(.27) I
Net asset value, end of period	$ 15.47	$ 14.74	$ 13.74
Total Return B, C	5.16%	17.01%	40.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.02% A	1.92%	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 121	$ 144
Portfolio turnover rate	27% A	38%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.26	.24
Net realized and unrealized gain (loss)	.77	2.04	3.75
Total from investment operations	.76	2.30	3.99
Distributions from net investment income	-	(.26)	(.24)
Distributions from net realized gain	(.03)	(1.03)	(.01)
Total distributions	(.03)	(1.29)	(.26) H
Net asset value, end of period	$ 15.47	$ 14.74	$ 13.73
Total Return B, C	5.16%	16.97%	39.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	(.08)% A	1.82%	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 116	$ 140
Portfolio turnover rate	27% A	38%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.24	.23
Net realized and unrealized gain (loss)	.77	2.03	3.74
Total from investment operations	.75	2.27	3.97
Distributions from net investment income	-	(.26)	(.23)
Distributions from net realized gain	(.03)	(1.03)	(.01)
Total distributions	(.03)	(1.28) H	(.24) I
Net asset value, end of period	$ 15.44	$ 14.72	$ 13.73
Total Return B, C	5.10%	16.76%	39.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	(.23)% A	1.67%	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 332	$ 211	$ 143
Portfolio turnover rate	27% A	38%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share. I Total distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.7	9.9
VIP Equity-Income Portfolio Initial Class	11.3	11.5
VIP Growth & Income Portfolio Initial Class	11.2	11.5
VIP Growth Portfolio Initial Class	11.4	11.5
VIP Mid Cap Portfolio Initial Class	3.9	4.0
VIP Value Portfolio Initial Class	9.7	9.9
VIP Value Strategies Portfolio Initial Class	4.1	4.2
	61.3	62.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.8	18.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.3	3.2
High Yield Bond Funds
VIP High Income Portfolio Initial Class	8.3	8.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	8.3	7.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	61.3%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.3%
Investment Grade Bond Funds	8.3%

Six months ago
Domestic Equity Funds	62.5%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	7.6%

Expected
Domestic Equity Funds	60.8%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.9%
Investment Grade Bond Funds	9.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 61.3%
VIP Contrafund Portfolio Initial Class	10,825	$ 271,915
VIP Equity-Income Portfolio Initial Class	15,684	317,611
VIP Growth & Income Portfolio Initial Class	24,003	316,836
VIP Growth Portfolio Initial Class	8,004	322,089
VIP Mid Cap Portfolio Initial Class	3,370	111,195
VIP Value Portfolio Initial Class	23,469	272,002
VIP Value Strategies Portfolio Initial Class	11,022	114,074
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,598,503)		1,725,722
International Equity Funds - 22.1%

Developed International Equity Funds - 18.8%
VIP Overseas Portfolio Initial Class	30,054	530,760
Emerging Markets Equity Funds - 3.3%
VIP Emerging Markets Portfolio Initial Class	9,319	92,071
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $586,963)		622,831
Bond Funds - 16.6%
	Shares	Value
High Yield Bond Funds - 8.3%
VIP High Income Portfolio Initial Class	40,162	$ 233,740
Investment Grade Bond Funds - 8.3%
VIP Investment Grade Bond Portfolio Initial Class	18,025	234,321
TOTAL BOND FUNDS (Cost $452,870)		468,061
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,638,336)		2,816,614
NET OTHER ASSETS (LIABILITIES) - 0.0%		(280)
NET ASSETS - 100%		$ 2,816,334
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $2,638,336) - See accompanying schedule		$ 2,816,614
Receivable for fund shares sold		149,604
Total assets		2,966,218

Liabilities
Payable to custodian bank	$ 812
Payable for investments purchased	148,640
Payable for fund shares redeemed	308
Distribution and service plan fees payable	124
Total liabilities		149,884

Net Assets		$ 2,816,334
Net Assets consist of:
Paid in capital		$ 2,645,702
Accumulated net investment loss		(264)
Accumulated undistributed net realized gain (loss) on investments		(7,382)
Net unrealized appreciation (depreciation) on investments		178,278
Net Assets		$ 2,816,334

Initial Class: Net Asset Value, offering price and redemption price per share ($1,446,502 ÷ 98,024 shares)		$ 14.76

Service Class: Net Asset Value, offering price and redemption price per share ($1,205,998 ÷ 81,759 shares)		$ 14.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($163,834 ÷ 11,119 shares)		$ 14.73

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 150

Expenses
Distribution and service plan fees	$ 414
Total expenses		414
Net investment income (loss)		(264)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,123)
Capital gain distributions from underlying funds	2,712
Total net realized gain (loss)		(6,411)
Change in net unrealized appreciation (depreciation) on underlying funds		29,729
Net gain (loss)		23,318
Net increase (decrease) in net assets resulting from operations		$ 23,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (264)	$ 8,762
Net realized gain (loss)	(6,411)	56,775
Change in net unrealized appreciation (depreciation)	29,729	37,318
Net increase (decrease) in net assets resulting from operations	23,054	102,855
Distributions to shareholders from net investment income	-	(8,846)
Distributions to shareholders from net realized gain	-	(62,347)
Total distributions	-	(71,193)
Share transactions - net increase (decrease)	2,254,893	80,183
Total increase (decrease) in net assets	2,277,947	111,845

Net Assets
Beginning of period	538,387	426,542
End of period (including accumulated net investment loss of $264 and undistributed net investment income of $0, respectively)	$ 2,816,334	$ 538,387

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.20	.26
Net realized and unrealized gain (loss)	.74	2.15	3.83
Total from investment operations	.74	2.35	4.09
Distributions from net investment income	-	(.28)	(.26)
Distributions from net realized gain	-	(1.87)	(.01)
Total distributions	-	(2.15)	(.27) I
Net asset value, end of period	$ 14.76	$ 14.02	$ 13.82
Total Return B, C	5.28%	17.19%	40.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.02% A	1.46%	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,447	$ 278	$ 145
Portfolio turnover rate	62% A	194%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.19	.25
Net realized and unrealized gain (loss)	.74	2.14	3.83
Total from investment operations	.73	2.33	4.08
Distributions from net investment income	-	(.26)	(.25)
Distributions from net realized gain	-	(1.87)	(.01)
Total distributions	-	(2.13)	(.26) H
Net asset value, end of period	$ 14.75	$ 14.02	$ 13.82
Total Return B, C	5.21%	17.05%	40.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	(.08)% A	1.36%	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,206	$ 116	$ 141
Portfolio turnover rate	62% A	194%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.17	.23
Net realized and unrealized gain (loss)	.73	2.14	3.84
Total from investment operations	.71	2.31	4.07
Distributions from net investment income	-	(.24)	(.23)
Distributions from net realized gain	-	(1.87)	(.01)
Total distributions	-	(2.11)	(.25) H
Net asset value, end of period	$ 14.73	$ 14.02	$ 13.82
Total Return B, C	5.06%	16.92%	40.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	(.23)% A	1.21%	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 164	$ 144	$ 141
Portfolio turnover rate	62% A	194%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.9	10.1
VIP Equity-Income Portfolio Initial Class	11.6	11.8
VIP Growth & Income Portfolio Initial Class	11.6	11.7
VIP Growth Portfolio Initial Class	11.8	11.8
VIP Mid Cap Portfolio Initial Class	4.0	4.0
VIP Value Portfolio Initial Class	9.9	10.1
VIP Value Strategies Portfolio Initial Class	4.2	4.3
	63.0	63.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	19.3	18.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.4	3.1
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.0	9.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	4.3	4.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	63.0%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.3%

Six months ago
Domestic Equity Funds	63.8%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	4.7%

Expected
Domestic Equity Funds	62.2%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2045 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 63.0%
VIP Contrafund Portfolio Initial Class	1,601	$ 40,214
VIP Equity-Income Portfolio Initial Class	2,315	46,869
VIP Growth & Income Portfolio Initial Class	3,544	46,786
VIP Growth Portfolio Initial Class	1,186	47,730
VIP Mid Cap Portfolio Initial Class	496	16,382
VIP Value Portfolio Initial Class	3,464	40,145
VIP Value Strategies Portfolio Initial Class	1,630	16,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $157,563)		254,997
International Equity Funds - 22.7%

Developed International Equity Funds - 19.3%
VIP Overseas Portfolio Initial Class	4,426	78,153
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Initial Class	1,368	13,513
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,418)		91,666
Bond Funds - 14.3%
	Shares	Value
High Yield Bond Funds - 10.0%
VIP High Income Portfolio Initial Class	6,962	$ 40,517
Investment Grade Bond Funds - 4.3%
VIP Investment Grade Bond Portfolio Initial Class	1,337	17,385
TOTAL BOND FUNDS (Cost $46,944)		57,902
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $266,925)		404,565
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43)
NET ASSETS - 100%		$ 404,522
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $266,925) - See accompanying schedule		$ 404,565
Cash		1
Receivable for investments sold		41
Total assets		404,607

Liabilities
Payable for fund shares redeemed	$ 43
Distribution and service plan fees payable	42
Total liabilities		85

Net Assets		$ 404,522
Net Assets consist of:
Paid in capital		$ 255,901
Distributions in excess of net investment income		(192)
Accumulated undistributed net realized gain (loss) on investments		11,173
Net unrealized appreciation (depreciation) on investments		137,640
Net Assets		$ 404,522

Initial Class: Net Asset Value, offering price and redemption price per share ($114,965 ÷ 7,629 shares)		$ 15.07

Service Class: Net Asset Value, offering price and redemption price per share ($110,974 ÷ 7,369 shares)		$ 15.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($178,583 ÷ 11,869 shares)		$ 15.05

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37

Expenses
Distribution and service plan fees	$ 229
Total expenses		229
Net investment income (loss)		(192)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,914
Capital gain distributions from underlying funds	508
Total net realized gain (loss)		11,422
Change in net unrealized appreciation (depreciation) on underlying funds		8,236
Net gain (loss)		19,658
Net increase (decrease) in net assets resulting from operations		$ 19,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (192)	$ 6,151
Net realized gain (loss)	11,422	34,905
Change in net unrealized appreciation (depreciation)	8,236	16,858
Net increase (decrease) in net assets resulting from operations	19,466	57,914
Distributions to shareholders from net investment income	-	(6,187)
Distributions to shareholders from net realized gain	(7,868)	(31,255)
Total distributions	(7,868)	(37,442)
Share transactions - net increase (decrease)	29,076	(84,084)
Total increase (decrease) in net assets	40,674	(63,612)

Net Assets
Beginning of period	363,848	427,460
End of period (including distributions in excess of net investment income of $192 and undistributed net investment income of $0, respectively)	$ 404,522	$ 363,848

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.24	.26
Net realized and unrealized gain (loss)	.78	2.14	3.87
Total from investment operations	.78	2.38	4.13
Distributions from net investment income	-	(.29)	(.26)
Distributions from net realized gain	(.32)	(1.34)	(.01)
Total distributions	(.32)	(1.63)	(.27)
Net asset value, end of period	$ 15.07	$ 14.61	$ 13.86
Total Return B,C	5.32%	17.37%	41.28%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.02% A	1.65%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 121	$ 145
Portfolio turnover rate	25% A	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.22	.25
Net realized and unrealized gain (loss)	.78	2.14	3.87
Total from investment operations	.77	2.36	4.12
Distributions from net investment income	-	(.28)	(.25)
Distributions from net realized gain	(.32)	(1.34)	(.01)
Total distributions	(.32)	(1.61) H	(.26)
Net asset value, end of period	$ 15.06	$ 14.61	$ 13.86
Total Return B,C	5.25%	17.23%	41.19%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10%A	.10%	.10% A
Net investment income (loss)	(.08)% A	1.55%	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 117	$ 141
Portfolio turnover rate	25% A	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.20	.24
Net realized and unrealized gain (loss)	.78	2.15	3.86
Total from investment operations	.76	2.35	4.10
Distributions from net investment income	-	(.25)	(.24)
Distributions from net realized gain	(.32)	(1.34)	(.01)
Total distributions	(.32)	(1.59)	(.25)
Net asset value, end of period	$ 15.05	$ 14.61	$ 13.85
Total Return B,C	5.18%	17.15%	40.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	(.23)% A	1.40%	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 126	$ 141
Portfolio turnover rate	25% A	17%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.5
VIP Equity-Income Portfolio Initial Class	12.1	12.3
VIP Growth & Income Portfolio Initial Class	12.1	12.3
VIP Growth Portfolio Initial Class	12.3	12.3
VIP Mid Cap Portfolio Initial Class	4.2	4.2
VIP Value Portfolio Initial Class	10.4	10.6
VIP Value Strategies Portfolio Initial Class	4.3	4.5
	65.8	66.7
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	20.2	19.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.5	3.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.1	9.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	0.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	65.8%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.4%

Six months ago
Domestic Equity Funds	66.7%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	0.7%

Expected
Domestic Equity Funds	64.4%
Developed International Equity Funds	19.9%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Domestic Equity Funds - 65.8%
VIP Contrafund Portfolio Initial Class	2,310	$ 58,028
VIP Equity-Income Portfolio Initial Class	3,339	67,620
VIP Growth & Income Portfolio Initial Class	5,113	67,485
VIP Growth Portfolio Initial Class	1,709	68,761
VIP Mid Cap Portfolio Initial Class	717	23,672
VIP Value Portfolio Initial Class	4,997	57,917
VIP Value Strategies Portfolio Initial Class	2,351	24,336
TOTAL DOMESTIC EQUITY FUNDS (Cost $266,017)		367,819
International Equity Funds - 23.7%

Developed International Equity Funds - 20.2%
VIP Overseas Portfolio Initial Class	6,403	113,075
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	1,978	19,545
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $98,025)		132,620
Bond Funds - 10.5%
	Shares	Value
High Yield Bond Funds - 10.1%
VIP High Income Portfolio Initial Class	9,677	$ 56,322
Investment Grade Bond Funds - 0.4%
VIP Investment Grade Bond Portfolio Initial Class	187	2,435
TOTAL BOND FUNDS (Cost $48,296)		58,757
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $412,338)		559,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44)
NET ASSETS - 100%		$ 559,152
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $412,338) - See accompanying schedule		$ 559,196
Receivable for fund shares sold		696
Total assets		559,892

Liabilities
Payable for investments purchased	$ 630
Payable for fund shares redeemed	68
Distribution and service plan fees payable	42
Total liabilities		740

Net Assets		$ 559,152
Net Assets consist of:
Paid in capital		$ 297,732
Accumulated net investment loss		(165)
Accumulated undistributed net realized gain (loss) on investments		114,727
Net unrealized appreciation (depreciation) on investments		146,858
Net Assets		$ 559,152

Initial Class: Net Asset Value, offering price and redemption price per share ($282,167 ÷ 17,026 shares)		$ 16.57

Service Class: Net Asset Value, offering price and redemption price per share ($112,320 ÷ 6,780 shares)		$ 16.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($164,665 ÷ 9,951 shares)		$ 16.55

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 88

Expenses
Distribution and service plan fees	$ 253
Total expenses		253
Net investment income (loss)		(165)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	114,670
Capital gain distributions from underlying funds	720
Total net realized gain (loss)		115,390
Change in net unrealized appreciation (depreciation) on underlying funds		(69,425)
Net gain (loss)		45,965
Net increase (decrease) in net assets resulting from operations		$ 45,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (165)	$ 15,147
Net realized gain (loss)	115,390	22,127
Change in net unrealized appreciation (depreciation)	(69,425)	95,990
Net increase (decrease) in net assets resulting from operations	45,800	133,264
Distributions to shareholders from net investment income	-	(15,204)
Distributions to shareholders from net realized gain	(5,542)	(18,973)
Total distributions	(5,542)	(34,177)
Share transactions - net increase (decrease)	(407,066)	378,806
Total increase (decrease) in net assets	(366,808)	477,893

Net Assets
Beginning of period	925,960	448,067
End of period (including accumulated net investment loss of $165 and undistributed net investment income of $0, respectively)	$ 559,152	$ 925,960

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.39	.26
Net realized and unrealized gain (loss)	.84	2.06	4.01
Total from investment operations	.84	2.45	4.27
Distributions from net investment income	-	(.28)	(.25)
Distributions from net realized gain	(.09)	(.36)	(.01)
Total distributions	(.09)	(.64)	(.26)
Net asset value, end of period	$ 16.57	$ 15.82	$ 14.01
Total Return B,C	5.31%	17.58%	42.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.03% A	2.64%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 666	$ 159
Portfolio turnover rate	106% A	50%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.37	.25
Net realized and unrealized gain (loss)	.85	2.07	4.00
Total from investment operations	.84	2.44	4.25
Distributions from net investment income	-	(.26)	(.24)
Distributions from net realized gain	(.09)	(.36)	(.01)
Total distributions	(.09)	(.62)	(.25)
Net asset value, end of period	$ 16.57	$ 15.82	$ 14.00
Total Return B,C	5.31%	17.53%	42.51%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	(.07)% A	2.54%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 118	$ 143
Portfolio turnover rate	106% A	50%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.35	.23
Net realized and unrealized gain (loss)	.85	2.06	4.01
Total from investment operations	.83	2.41	4.24
Distributions from net investment income	-	(.24)	(.23)
Distributions from net realized gain	(.09)	(.36)	(.01)
Total distributions	(.09)	(.60)	(.24)
Net asset value, end of period	$ 16.55	$ 15.81	$ 14.00
Total Return B,C	5.25%	17.30%	42.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	(.22)% A	2.39%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 142	$ 147
Portfolio turnover rate	106% A	50%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$ 20,923,131	$ 629,507	$ (409,649)	$ 219,858
VIP Freedom 2005	6,036,504	152,635	(394,817)	(242,182)
VIP Freedom 2010	174,929,859	8,611,789	(9,656,287)	(1,044,498)
VIP Freedom 2015	101,559,296	8,346,638	(5,454,021)	2,892,617
VIP Freedom 2020	462,309,287	39,114,811	(21,947,820)	17,166,991
VIP Freedom 2025	46,261,731	3,701,008	(2,499,320)	1,201,688
VIP Freedom 2030	117,717,689	9,074,603	(8,455,995)	618,608
VIP Freedom 2035	396,652	161,447	(578)	160,869
VIP Freedom 2040	2,648,909	199,405	(31,700)	167,705
VIP Freedom 2045	267,148	137,534	(117)	137,417
VIP Freedom 2050	414,115	146,892	(1,811)	145,081

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	8,360,560	6,199,252
VIP Freedom 2005	1,007,677	1,451,075
VIP Freedom 2010	22,964,964	14,442,278
VIP Freedom 2015	14,937,744	12,387,175
VIP Freedom 2020	97,582,182	23,399,123
VIP Freedom 2025	9,127,140	5,236,320
VIP Freedom 2030	21,236,596	9,422,603
VIP Freedom 2035	158,460	73,111
VIP Freedom 2040	2,806,802	549,224
VIP Freedom 2045	68,305	46,788
VIP Freedom 2050	334,152	746,214

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 435	$ 9,214	$ 9,649
VIP Freedom 2005	94	199	293
VIP Freedom 2010	9,976	154,940	164,916
VIP Freedom 2015	2,144	71,693	73,837
VIP Freedom 2020	18,134	441,755	459,889
VIP Freedom 2025	2,227	30,254	32,481
VIP Freedom 2030	13,575	68,193	81,768
VIP Freedom 2035	58	378	436
VIP Freedom 2040	220	194	414
VIP Freedom 2045	58	171	229
VIP Freedom 2050	59	194	253

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Income
Initial Class	-%	20
Service Class	.10%	2
Service Class 2.25%		13
VIP Freedom 2005
Initial Class	-%	11
Service Class	.10%	-
Service Class 2.25%		-
VIP Freedom 2010
Initial Class	-%	41
Service Class	.10%	35
Service Class 2.25%		217
VIP Freedom 2015
Initial Class	-%	73
Service Class	.10%	8
Service Class 2.25%		101
VIP Freedom 2020
Initial Class	-%	84
Service Class	.10%	62
Service Class 2.25%		606
VIP Freedom 2025
Initial Class	-%	30
Service Class	.10%	8
Service Class 2.25%		42
VIP Freedom 2030
Initial Class	-%	54
Service Class	.10%	47
Service Class 2.25%		95

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
VIP Freedom Income
From net investment income
Initial Class	$ -	$ 210,386
Service Class	-	3,035
Service Class 2	-	115,815
Total	$ -	$ 329,236
From net realized gain
Initial Class	$ -	$ 290,719
Service Class	-	4,582
Service Class 2	-	181,303
Total	$ -	$ 476,604
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 112,320
Service Class	-	3,344
Service Class 2	-	2,691
Total	$ -	$ 118,355
From net realized gain
Initial Class	$ -	$ 76,130
Service Class	-	2,040
Service Class 2	-	1,632
Total	$ -	$ 79,802
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 463,722
Service Class	-	377,308
Service Class 2	-	2,186,962
Total	$ -	$ 3,027,992
From net realized gain
Initial Class	$ 10,762	$ 398,603
Service Class	9,034	350,127
Service Class 2	55,497	1,962,848
Total	$ 75,293	$ 2,711,578
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 813,676
Service Class	-	54,230
Service Class 2	-	1,039,969
Total	$ -	$ 1,907,875
From net realized gain
Initial Class	$ -	$ 461,272
Service Class	-	28,463
Service Class 2	-	628,961
Total	$ -	$ 1,118,696

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2011	Year ended December 31, 2010
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 930,464
Service Class	-	654,671
Service Class 2	-	5,829,063
Total	$ -	$ 7,414,198
From net realized gain
Initial Class	$ -	$ 331,668
Service Class	-	235,505
Service Class 2	-	2,052,478
Total	$ -	$ 2,619,651
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 346,092
Service Class	-	27,402
Service Class 2	-	426,018
Total	$ -	$ 799,512
From net realized gain
Initial Class	$ -	$ 98,389
Service Class	-	7,360
Service Class 2	-	112,019
Total	$ -	$ 217,768
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 539,256
Service Class	-	411,502
Service Class 2	-	824,730
Total	$ -	$ 1,775,488
From net realized gain
Initial Class	$ -	$ 194,726
Service Class	-	151,508
Service Class 2	-	322,717
Total	$ -	$ 668,951
VIP Freedom 2035
From net investment income
Initial Class	$ -	$ 2,136
Service Class	-	1,918
Service Class 2	-	3,394
Total	$ -	$ 7,448
From net realized gain
Initial Class	$ 246	$ 8,162
Service Class	235	7,842
Service Class 2	613	13,329
Total	$ 1,094	$ 29,333
VIP Freedom 2040
From net investment income
Initial Class	$ -	$ 4,811
Service Class	-	1,884
Service Class 2	-	2,151
Total	$ -	$ 8,846
From net realized gain
Initial Class	$ -	$ 31,376
Service Class	-	13,997
Service Class 2	-	16,974
Total	$ -	$ 62,347

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2011	Year ended December 31, 2010
VIP Freedom 2045
From net investment income
Initial Class	$ -	$ 2,203
Service Class	-	2,006
Service Class 2	-	1,978
Total	$ -	$ 6,187
From net realized gain
Initial Class	$ 2,601	$ 10,391
Service Class	2,522	10,084
Service Class 2	2,745	10,780
Total	$ 7,868	$ 31,255
VIP Freedom 2050
From net investment income
Initial Class	$ -	$ 11,275
Service Class	-	1,872
Service Class 2	-	2,057
Total	$ -	$ 15,204
From net realized gain
Initial Class	$ 4,054	$ 12,930
Service Class	674	2,793
Service Class 2	814	3,250
Total	$ 5,542	$ 18,973

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
VIP Freedom Income
Initial Class
Shares sold	397,337	258,557	$ 4,139,902	$ 2,671,849
Reinvestment of distributions	-	48,930	-	501,105
Shares redeemed	(416,477)	(488,726)	(4,354,889)	(5,003,766)
Net increase (decrease)	(19,140)	(181,239)	$ (214,987)	$ (1,830,812)
Service Class
Shares sold	260,514	14,564	$ 2,753,754	$ 146,987
Reinvestment of distributions	-	743	-	7,617
Shares redeemed	(40,160)	(14,887)	(421,745)	(152,852)
Net increase (decrease)	220,354	420	$ 2,332,009	$ 1,752
Service Class 2
Shares sold	131,858	357,073	$ 1,369,527	$ 3,636,152
Reinvestment of distributions	-	29,093	-	297,118
Shares redeemed	(141,499)	(349,472)	(1,474,763)	(3,569,125)
Net increase (decrease)	(9,641)	36,694	$ (105,236)	$ 364,145
VIP Freedom 2005
Initial Class
Shares sold	67,438	134,064	$ 700,276	$ 1,286,624
Reinvestment of distributions	-	19,288	-	188,450
Shares redeemed	(113,477)	(315,687)	(1,167,509)	(3,018,853)
Net increase (decrease)	(46,039)	(162,335)	$ (467,233)	$ (1,543,779)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Service Class
Shares sold	4,014	6,760	$ 41,367	$ 68,354
Reinvestment of distributions	-	549	-	5,384
Shares redeemed	(4,889)	(7,984)	(49,976)	(77,087)
Net increase (decrease)	(875)	(675)	$ (8,609)	$ (3,349)
Service Class 2
Shares sold	1,813	9,995	$ 18,678	$ 93,487
Reinvestment of distributions	-	440	-	4,323
Shares redeemed	(1,866)	(14,517)	(19,262)	(139,052)
Net increase (decrease)	(53)	(4,082)	$ (584)	$ (41,242)
VIP Freedom 2010
Initial Class
Shares sold	222,657	436,778	$ 2,422,341	$ 4,483,599
Reinvestment of distributions	989	82,723	10,762	862,325
Shares redeemed	(221,757)	(559,697)	(2,423,565)	(5,705,979)
Net increase (decrease)	1,889	(40,196)	$ 9,538	$ (360,055)
Service Class
Shares sold	260,093	560,883	$ 2,854,424	$ 5,683,418
Reinvestment of distributions	831	69,957	9,034	727,435
Shares redeemed	(197,331)	(783,131)	(2,149,933)	(8,010,814)
Net increase (decrease)	63,593	(152,291)	$ 713,525	$ (1,599,961)
Service Class 2
Shares sold	1,481,870	3,191,303	$ 16,097,915	$ 32,493,399
Reinvestment of distributions	5,124	398,872	55,497	4,149,810
Shares redeemed	(852,412)	(1,434,821)	(9,213,893)	(14,472,689)
Net increase (decrease)	634,582	2,155,354	$ 6,939,519	$ 22,170,520
VIP Freedom 2015
Initial Class
Shares sold	486,479	670,873	$ 5,359,664	$ 6,860,434
Reinvestment of distributions	-	120,777	-	1,274,948
Shares redeemed	(458,148)	(909,179)	(5,041,796)	(9,208,564)
Net increase (decrease)	28,331	(117,529)	$ 317,868	$ (1,073,182)
Service Class
Shares sold	326,288	156,503	$ 3,557,121	$ 1,583,510
Reinvestment of distributions	-	7,803	-	82,693
Shares redeemed	(98,854)	(65,542)	(1,071,580)	(664,170)
Net increase (decrease)	227,434	98,764	$ 2,485,541	$ 1,002,033
Service Class 2
Shares sold	535,412	1,421,812	$ 5,844,784	$ 14,400,184
Reinvestment of distributions	-	158,545	-	1,668,930
Shares redeemed	(606,774)	(678,716)	(6,655,773)	(6,837,448)
Net increase (decrease)	(71,362)	901,641	$ (810,989)	$ 9,231,666
VIP Freedom 2020
Initial Class
Shares sold	931,320	920,774	$ 10,195,354	$ 9,150,944
Reinvestment of distributions	-	120,936	-	1,262,132
Shares redeemed	(459,640)	(799,922)	(5,014,977)	(7,947,958)
Net increase (decrease)	471,680	241,788	$ 5,180,377	$ 2,465,118
Service Class
Shares sold	676,468	1,051,011	$ 7,435,964	$ 10,406,571
Reinvestment of distributions	-	85,322	-	890,176
Shares redeemed	(326,962)	(722,926)	(3,583,403)	(7,208,777)
Net increase (decrease)	349,506	413,407	$ 3,852,561	$ 4,087,970

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Service Class 2
Shares sold	6,779,926	10,438,161	$ 73,868,895	$ 103,574,788
Reinvestment of distributions	-	756,007	-	7,881,541
Shares redeemed	(961,433)	(1,785,393)	(10,469,815)	(17,423,750)
Net increase (decrease)	5,818,493	9,408,775	$ 63,399,080	$ 94,032,579
VIP Freedom 2025
Initial Class
Shares sold	198,896	210,663	$ 2,156,722	$ 2,056,243
Reinvestment of distributions	-	42,774	-	444,481
Shares redeemed	(284,824)	(197,611)	(3,093,798)	(1,893,385)
Net increase (decrease)	(85,928)	55,826	$ (937,076)	$ 607,339
Service Class
Shares sold	377,540	96,750	$ 4,027,667	$ 938,977
Reinvestment of distributions	-	3,336	-	34,762
Shares redeemed	(53,805)	(36,867)	(588,029)	(368,024)
Net increase (decrease)	323,735	63,219	$ 3,439,638	$ 605,715
Service Class 2
Shares sold	285,891	1,456,760	$ 3,092,767	$ 14,706,194
Reinvestment of distributions	-	51,796	-	538,037
Shares redeemed	(172,428)	(218,947)	(1,862,625)	(2,103,016)
Net increase (decrease)	113,463	1,289,609	$ 1,230,142	$ 13,141,215
VIP Freedom 2030
Initial Class
Shares sold	429,424	775,263	$ 4,529,625	$ 7,430,999
Reinvestment of distributions	-	73,020	-	733,982
Shares redeemed	(244,448)	(656,437)	(2,592,965)	(6,157,596)
Net increase (decrease)	184,976	191,846	$ 1,936,660	$ 2,007,385
Service Class
Shares sold	723,739	826,988	$ 7,637,933	$ 7,926,058
Reinvestment of distributions	-	56,031	-	563,009
Shares redeemed	(286,626)	(406,449)	(3,013,605)	(3,785,635)
Net increase (decrease)	437,113	476,570	$ 4,624,328	$ 4,703,432
Service Class 2
Shares sold	1,057,291	1,644,957	$ 11,123,218	$ 15,476,635
Reinvestment of distributions	-	114,453	-	1,147,447
Shares redeemed	(592,762)	(754,936)	(6,206,186)	(7,067,727)
Net increase (decrease)	464,529	1,004,474	$ 4,917,032	$ 9,556,355
VIP Freedom 2035
Initial Class
Shares sold	114	169	$ 1,753	$ 2,393
Reinvestment of distributions	16	710	246	10,298
Shares redeemed	(854)	(3,191)	(12,985)	(45,336)
Net increase (decrease)	(724)	(2,312)	$ (10,986)	$ (32,645)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	673	235	9,760
Shares redeemed	(774)	(3,018)	(11,760)	(42,843)
Net increase (decrease)	(759)	(2,345)	$ (11,525)	$ (33,083)
Service Class 2
Shares sold	9,726	6,219	$ 146,588	$ 94,194
Reinvestment of distributions	40	1,147	613	16,723
Shares redeemed	(2,588)	(3,391)	(39,062)	(48,539)
Net increase (decrease)	7,178	3,975	$ 108,139	$ 62,378

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
VIP Freedom 2040
Initial Class
Shares sold	86,127	70,337	$ 1,244,241	$ 989,272
Reinvestment of distributions	-	2,586	-	36,187
Shares redeemed	(7,933)	(63,590)	(116,357)	(920,096)
Net increase (decrease)	78,194	9,333	$ 1,127,884	$ 105,363
Service Class
Shares sold	102,314	-	$ 1,540,338	$ -
Reinvestment of distributions	-	1,138	-	15,881
Shares redeemed	(28,861)	(3,021)	(426,337)	(43,092)
Net increase (decrease)	73,453	(1,883)	$ 1,114,001	$ (27,211)
Service Class 2
Shares sold	1,957	1,870	$ 28,881	$ 28,133
Reinvestment of distributions	-	1,370	-	19,125
Shares redeemed	(1,096)	(3,161)	(15,873)	(45,227)
Net increase (decrease)	861	79	$ 13,008	$ 2,031
VIP Freedom 2045
Initial Class
Shares sold	70	38	$ 1,051	$ 576
Reinvestment of distributions	173	872	2,601	12,594
Shares redeemed	(875)	(3,131)	(12,951)	(44,833)
Net increase (decrease)	(632)	(2,221)	$ (9,299)	$ (31,663)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	168	837	2,522	12,090
Shares redeemed	(806)	(3,018)	(11,927)	(43,180)
Net increase (decrease)	(638)	(2,181)	$ (9,405)	$ (31,090)
Service Class 2
Shares sold	3,997	617	$ 58,961	$ 9,521
Reinvestment of distributions	183	883	2,745	12,757
Shares redeemed	(941)	(3,049)	(13,926)	(43,609)
Net increase (decrease)	3,239	(1,549)	$ 47,780	$ (21,331)
VIP Freedom 2050
Initial Class
Shares sold	17,178	38,491	$ 279,626	$ 556,062
Reinvestment of distributions	246	1,539	4,054	24,205
Shares redeemed	(42,480)	(9,291)	(695,904)	(141,310)
Net increase (decrease)	(25,056)	30,739	$ (412,224)	$ 438,957
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	41	302	674	4,665
Shares redeemed	(744)	(2,999)	(12,090)	(43,436)
Net increase (decrease)	(703)	(2,697)	$ (11,416)	$ (38,771)
Service Class 2
Shares sold	2,254	1,782	$ 37,305	$ 26,095
Reinvestment of distributions	49	343	814	5,307
Shares redeemed	(1,327)	(3,620)	(21,545)	(52,782)
Net increase (decrease)	976	(1,495)	$ 16,574	$ (21,380)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 21% of the total outstanding shares of VIP Value Portfolio, and approximately 11% of the total outstanding shares of VIP Emerging Markets Portfolio.

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	22%
VIP Value Portfolio	41%

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	52%	2	27%
VIP Freedom 2005	96%	-	-%
VIP Freedom 2010	11%	1	70%
VIP Freedom 2015	33%	1	35%
VIP Freedom 2020	-%	2	81%
VIP Freedom 2025	29%	3	43%
VIP Freedom 2030	14%	2	60%
VIP Freedom 2035	54%	2	41%
VIP Freedom 2040	-%	3	87%
VIP Freedom 2045	81%	1	14%
VIP Freedom 2050	40%	1	41%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0811
1.819548.107

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income I Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income II Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income III Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,037.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,041.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.0	5.3
VIP Equity-Income Portfolio Investor Class	5.8	6.2
VIP Growth & Income Portfolio Investor Class	5.8	6.1
VIP Growth Portfolio Investor Class	5.9	6.2
VIP Mid Cap Portfolio Investor Class	2.0	2.1
VIP Value Portfolio Investor Class	5.0	5.3
VIP Value Strategies Portfolio Investor Class	2.1	2.2
	31.6	33.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.6	9.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.6	1.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	4.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	37.3	35.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	14.9	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than .01%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	31.6%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	37.3%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	33.4%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	35.6%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	30.0%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	39.1%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.6%
	Shares	Value
Domestic Equity Funds - 31.6%
VIP Contrafund Portfolio Investor Class	20,852	$ 521,713
VIP Equity-Income Portfolio Investor Class	30,120	608,131
VIP Growth & Income Portfolio Investor Class	46,078	606,851
VIP Growth Portfolio Investor Class	15,434	619,351
VIP Mid Cap Portfolio Investor Class	6,440	211,806
VIP Value Portfolio Investor Class	44,959	520,178
VIP Value Strategies Portfolio Investor Class	21,210	218,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,664,224)		3,306,492
International Equity Funds - 11.2%

Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R	56,808	999,817
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	17,482	172,199
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,271,600)		1,172,016
Bond Funds - 42.3%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	89,730	$ 520,432
Investment Grade Bond Funds - 37.3%
VIP Investment Grade Bond Portfolio Investor Class	300,773	3,898,020
TOTAL BOND FUNDS (Cost $4,360,095)		4,418,452
Short-Term Funds - 14.9%

VIP Money Market Portfolio Investor Class (Cost $1,559,307)	1,559,307	1,559,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,855,226)		10,456,267
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 10,456,266
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $10,855,226) - See accompanying schedule		$ 10,456,267
Receivable for investments sold		172
Total assets		10,456,439

Liabilities
Payable to custodian bank	$ 1
Payable for fund shares redeemed	172
Total liabilities		173

Net Assets		$ 10,456,266
Net Assets consist of:
Paid in capital		$ 10,822,346
Undistributed net investment income		2,721
Accumulated undistributed net realized gain (loss) on investments		30,158
Net unrealized appreciation (depreciation) on investments		(398,959)
Net Assets, for 1,020,800 shares outstanding		$ 10,456,266
Net Asset Value, offering price and redemption price per share ($10,456,266 ÷ 1,020,800 shares)		$ 10.24

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,721

Expenses
Independent trustees' compensation	$ 19
Total expenses before reductions	19
Expense reductions	(19)	0
Net investment income (loss)		2,721
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	22,652
Capital gain distributions from underlying funds	63,490
Total net realized gain (loss)		86,142
Change in net unrealized appreciation (depreciation) on underlying funds		288,272
Net gain (loss)		374,414
Net increase (decrease) in net assets resulting from operations		$ 377,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,721	$ 212,825
Net realized gain (loss)	86,142	110,224
Change in net unrealized appreciation (depreciation)	288,272	753,750
Net increase (decrease) in net assets resulting from operations	377,135	1,076,799
Distributions to shareholders from net investment income	-	(222,558)
Distributions to shareholders from net realized gain	(4,993)	(110,575)
Total distributions	(4,993)	(333,133)
Share transactions Proceeds from sales of shares	514,510	1,364,399
Reinvestment of distributions	4,993	333,133
Cost of shares redeemed	(780,269)	(869,595)
Net increase (decrease) in net assets resulting from share transactions	(260,766)	827,937
Total increase (decrease) in net assets	111,376	1,571,603

Net Assets
Beginning of period	10,344,890	8,773,287
End of period (including undistributed net investment income of $2,721 and $0, respectively)	$ 10,456,266	$ 10,344,890
Other Information Shares
Sold	50,847	143,545
Issued in reinvestment of distributions	495	33,844
Redeemed	(77,744)	(91,110)
Net increase (decrease)	(26,402)	86,279

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 9.13	$ 7.81	$ 11.21	$ 10.98	$ 10.27
Income from Investment Operations
Net investment income (loss) E	- I	.21	.36	.33	.36	.27
Net realized and unrealized gain (loss)	.37	.87	1.40	(2.85)	.53	.67
Total from investment operations	.37	1.08	1.76	(2.52)	.89	.94
Distributions from net investment income	-	(.22)	(.36)	(.37)	(.34)	(.18)
Distributions from net realized gain	(.01)	(.11)	(.08)	(.51)	(.32)	(.05)
Total distributions	(.01)	(.33)	(.44)	(.88)	(.66)	(.23)
Net asset value, end of period	$ 10.24	$ 9.88	$ 9.13	$ 7.81	$ 11.21	$ 10.98
Total Return B,C,D	3.70%	11.84%	22.76%	(22.68)%	8.16%	9.15%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.05% A	2.26%	4.28%	3.31%	3.15%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,456	$ 10,345	$ 8,773	$ 7,648	$ 12,533	$ 10,106
Portfolio turnover rate	17% A	26%	20%	25%	16%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.6	6.0
VIP Equity-Income Portfolio Investor Class	6.6	7.0
VIP Growth & Income Portfolio Investor Class	6.6	7.0
VIP Growth Portfolio Investor Class	6.7	7.0
VIP Mid Cap Portfolio Investor Class	2.3	2.4
VIP Value Portfolio Investor Class	5.6	6.0
VIP Value Strategies Portfolio Investor Class	2.4	2.6
	35.8	38.0
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	10.9	11.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.9	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.3	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	37.8	35.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	8.3	7.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than .01%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	35.8%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	37.8%
Short-Term Funds	8.3%

Six months ago
Domestic Equity Funds	38.0%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	35.9%
Short-Term Funds	7.6%

Expected
Domestic Equity Funds	34.6%
Developed International Equity Funds	10.7%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.2%
Investment Grade Bond Funds	38.7%
Short-Term Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Domestic Equity Funds - 35.8%
VIP Contrafund Portfolio Investor Class	36,653	$ 917,058
VIP Equity-Income Portfolio Investor Class	52,929	1,068,642
VIP Growth & Income Portfolio Investor Class	80,970	1,066,376
VIP Growth Portfolio Investor Class	27,115	1,088,138
VIP Mid Cap Portfolio Investor Class	11,357	373,525
VIP Value Portfolio Investor Class	79,027	914,343
VIP Value Strategies Portfolio Investor Class	37,373	384,940
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,633,234)		5,813,022
International Equity Funds - 12.8%

Developed International Equity Funds - 10.9%
VIP Overseas Portfolio Investor Class R	100,373	1,766,572
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	30,909	304,452
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,406,269)		2,071,024
Bond Funds - 43.1%
	Shares	Value
High Yield Bond Funds - 5.3%
VIP High Income Portfolio Investor Class	148,026	$ 858,550
Investment Grade Bond Funds - 37.8%
VIP Investment Grade Bond Portfolio Investor Class	472,432	6,122,725
TOTAL BOND FUNDS (Cost $6,879,821)		6,981,275
Short-Term Funds - 8.3%

VIP Money Market Portfolio Investor Class (Cost $1,341,046)	1,341,046	1,341,046
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,260,370)		16,206,367
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 16,206,365
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $792,228 of which $503,057 and $289,171 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $17,260,370) - See accompanying schedule	$ 16,206,367
Cash	1
Receivable for investments sold	266
Total assets	16,206,634

Liabilities
Payable for fund shares redeemed	269

Net Assets	$ 16,206,365
Net Assets consist of:
Paid in capital	$ 18,104,300
Undistributed net investment income	3,687
Accumulated undistributed net realized gain (loss) on investments	(847,619)
Net unrealized appreciation (depreciation) on investments	(1,054,003)
Net Assets, for 1,589,264 shares outstanding	$ 16,206,365
Net Asset Value, offering price and redemption price per share ($16,206,365 ÷ 1,589,264 shares)	$ 10.20

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,687

Expenses
Independent trustees' compensation	$ 28
Total expenses before reductions	28
Expense reductions	(28)	0
Net investment income (loss)		3,687
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,203)
Capital gain distributions from underlying funds	100,858
Total net realized gain (loss)		91,655
Change in net unrealized appreciation (depreciation) on underlying funds		530,683
Net gain (loss)		622,338
Net increase (decrease) in net assets resulting from operations		$ 626,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,687	$ 314,795
Net realized gain (loss)	91,655	(234,213)
Change in net unrealized appreciation (depreciation)	530,683	1,664,188
Net increase (decrease) in net assets resulting from operations	626,025	1,744,770
Distributions to shareholders from net investment income	-	(312,980)
Distributions to shareholders from net realized gain	-	(73,409)
Total distributions	-	(386,389)
Share transactions Proceeds from sales of shares	1,499,407	407,181
Reinvestment of distributions	-	386,389
Cost of shares redeemed	(556,309)	(1,687,084)
Net increase (decrease) in net assets resulting from share transactions	943,098	(893,514)
Total increase (decrease) in net assets	1,569,123	464,867

Net Assets
Beginning of period	14,637,242	14,172,375
End of period (including undistributed net investment income of $3,687 and $0, respectively)	$ 16,206,365	$ 14,637,242
Other Information Shares
Sold	149,925	44,625
Issued in reinvestment of distributions	-	39,603
Redeemed	(55,031)	(182,338)
Net increase (decrease)	94,894	(98,110)

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 8.90	$ 7.42	$ 11.68	$ 11.36	$ 10.37
Income from Investment Operations
Net investment income (loss) E	- I	.21	.34	.29	.32	.23
Net realized and unrealized gain (loss)	.41	.95	1.59	(3.57)	.77	.95
Total from investment operations	.41	1.16	1.93	(3.28)	1.09	1.18
Distributions from net investment income	-	(.22)	(.36)	(.34)	(.30)	(.14)
Distributions from net realized gain	-	(.05)	(.09)	(.64)	(.48)	(.05)
Total distributions	-	(.27)	(.45)	(.98)	(.77) J	(.19)
Net asset value, end of period	$ 10.20	$ 9.79	$ 8.90	$ 7.42	$ 11.68	$ 11.36
Total Return B,C,D	4.19%	12.99%	26.44%	(28.49)%	9.67%	11.38%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.05% A	2.22%	4.25%	2.91%	2.67%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,206	$ 14,637	$ 14,172	$ 12,892	$ 22,701	$ 17,221
Portfolio turnover rate	14% A	23%	21%	25%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.2	8.4
VIP Equity-Income Portfolio Investor Class	9.6	9.9
VIP Growth & Income Portfolio Investor Class	9.5	9.8
VIP Growth Portfolio Investor Class	9.7	9.8
VIP Mid Cap Portfolio Investor Class	3.3	3.4
VIP Value Portfolio Investor Class	8.2	8.4
VIP Value Strategies Portfolio Investor Class	3.4	3.6
	51.9	53.3
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.9	15.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.7	2.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	22.0	21.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than .01%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.9%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.0%

Six months ago
Domestic Equity Funds	53.3%
Developed International Equity Funds	15.8%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	21.1%

Expected
Domestic Equity Funds	51.3%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 51.9%
VIP Contrafund Portfolio Investor Class	24,295	$ 607,856
VIP Equity-Income Portfolio Investor Class	35,109	708,844
VIP Growth & Income Portfolio Investor Class	53,711	707,370
VIP Growth Portfolio Investor Class	17,994	722,081
VIP Mid Cap Portfolio Investor Class	7,520	247,339
VIP Value Portfolio Investor Class	52,403	606,308
VIP Value Strategies Portfolio Investor Class	24,760	255,024
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,288,138)		3,854,822
International Equity Funds - 18.6%

Developed International Equity Funds - 15.9%
VIP Overseas Portfolio Investor Class R	67,032	1,179,771
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Investor Class R	20,597	202,878
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,547,534)		1,382,649
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	96,522	$ 559,827
Investment Grade Bond Funds - 22.0%
VIP Investment Grade Bond Portfolio Investor Class	126,219	1,635,795
TOTAL BOND FUNDS (Cost $2,192,307)		2,195,622
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,027,979)		7,433,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		47
NET ASSETS - 100%		$ 7,433,140
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $96,950 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $8,027,979) - See accompanying schedule	$ 7,433,093
Cash	49
Receivable for investments sold	122
Total assets	7,433,264

Liabilities
Payable for fund shares redeemed	124

Net Assets	$ 7,433,140
Net Assets consist of:
Paid in capital	$ 8,163,510
Undistributed net investment income	1,052
Accumulated undistributed net realized gain (loss) on investments	(136,536)
Net unrealized appreciation (depreciation) on investments	(594,886)
Net Assets, for 756,555 shares outstanding	$ 7,433,140
Net Asset Value, offering price and redemption price per share ($7,433,140 ÷ 756,555 shares)	$ 9.82

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,052

Expenses
Independent trustees' compensation	$ 13
Total expenses before reductions	13
Expense reductions	(13)	0
Net investment income (loss)		1,052
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,928)
Capital gain distributions from underlying funds	28,697
Total net realized gain (loss)		17,769
Change in net unrealized appreciation (depreciation) on underlying funds		305,509
Net gain (loss)		323,278
Net increase (decrease) in net assets resulting from operations		$ 324,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,052	$ 131,619
Net realized gain (loss)	17,769	(82,518)
Change in net unrealized appreciation (depreciation)	305,509	919,548
Net increase (decrease) in net assets resulting from operations	324,330	968,649
Distributions to shareholders from net investment income	-	(133,615)
Distributions to shareholders from net realized gain	-	(29,512)
Total distributions	-	(163,127)
Share transactions Proceeds from sales of shares	560,942	87,477
Reinvestment of distributions	-	163,127
Cost of shares redeemed	(192,706)	(945,584)
Net increase (decrease) in net assets resulting from share transactions	368,236	(694,980)
Total increase (decrease) in net assets	692,566	110,542

Net Assets
Beginning of period	6,740,574	6,630,032
End of period (including undistributed net investment income of $1,052 and $0, respectively)	$ 7,433,140	$ 6,740,574
Other Information Shares
Sold	56,917	9,419
Issued in reinvestment of distributions	-	17,634
Redeemed	(19,729)	(108,174)
Net increase (decrease)	37,188	(81,121)

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 8.28	$ 6.72	$ 11.90	$ 11.56	$ 10.48
Income from Investment Operations
Net investment income (loss) E	- I	.18	.24	.24	.29	.19
Net realized and unrealized gain (loss)	.45	1.14	1.76	(4.36)	.96	1.15
Total from investment operations	.45	1.32	2.00	(4.12)	1.25	1.34
Distributions from net investment income	-	(.19)	(.26)	(.27)	(.29)	(.15)
Distributions from net realized gain	-	(.04)	(.18)	(.79)	(.62)	(.11)
Total distributions	-	(.23)	(.44)	(1.06)	(.91)	(.26)
Net asset value, end of period	$ 9.82	$ 9.37	$ 8.28	$ 6.72	$ 11.90	$ 11.56
Total Return B,C,D	4.80%	15.98%	30.34%	(35.25)%	10.88%	12.78%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	2.03%	3.33%	2.43%	2.41%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,433	$ 6,741	$ 6,630	$ 5,419	$ 11,085	$ 8,835
Portfolio turnover rate	10% A	20%	10%	20%	11%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$ 10,905,761	$ 296,020	$ (745,514)	$ (449,494)
VIP Freedom Lifetime Income II	17,401,056	383,366	(1,578,055)	(1,194,689)
VIP Freedom Lifetime Income III	8,081,569	227,478	(875,954)	(648,476)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	890,987	1,090,536
VIP Freedom Lifetime Income II	2,138,623	1,090,981
VIP Freedom Lifetime Income III	754,538	356,604

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	.00%	$ 19
VIP Freedom Lifetime Income II	.00%	$ 28
VIP Freedom Lifetime Income III	.00%	$ 13

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0811
1.816202.105

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 50% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 60% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 70% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 85% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,024.50	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,023.50	$ 1.76
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,023.50	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,037.90	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,036.00	$ 1.77
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,036.90	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,037.40	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,036.40	$ 1.77
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,037.40	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,045.40	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,045.50	$ 1.78
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,045.40	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,043.50	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,042.50	$ 1.77
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,043.50	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.1	0.1
Fidelity Banking Portfolio	0.9	0.6
Fidelity Biotechnology Portfolio	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.0 *	0.1
Fidelity Brokerage & Investment Management Portfolio	0.1	0.2
Fidelity Chemicals Portfolio	0.3	0.2
Fidelity Commodity Strategy Fund	0.0 *	0.0 *
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	0.3	0.5
Fidelity Construction & Housing Portfolio	0.1	0.2
Fidelity Consumer Discretionary Portfolio	0.9	1.1
Fidelity Consumer Staples Portfolio	1.1	1.2
Fidelity Contrafund	0.0 *	0.1
Fidelity Defense & Aerospace Portfolio	0.0 *	0.0 *
Fidelity Disciplined Equity Fund	0.0 *	0.0 *
Fidelity Dividend Growth Fund	0.5	0.6
Fidelity Electronics Portfolio	0.1	0.1
Fidelity Energy Portfolio	0.8	0.9
Fidelity Energy Service Portfolio	0.9	1.1
Fidelity Environmental & Alternative Energy Portfolio	0.0 *	0.0 *
Fidelity Equity-Income Fund	0.0 *	0.0 *
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	0.1	0.2
Fidelity Fund	0.0 *	0.0 *
Fidelity Global Commodity Stock Fund	0.1	0.0 *
Fidelity Gold Portfolio	0.8	1.0
Fidelity Growth Company Fund	0.0 *	0.0 *
Fidelity Health Care Portfolio	1.3	0.3
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	0.3	0.2
Fidelity Industrials Portfolio	0.6	1.2
Fidelity Insurance Portfolio	0.7	0.8
Fidelity IT Services Portfolio	0.1	0.1
Fidelity Large Cap Stock Fund	0.1	0.4
Fidelity Large Cap Value Fund	0.0 *	0.0 *
Fidelity Leisure Portfolio	0.1	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.0 *	0.2
Fidelity Medical Delivery Portfolio	0.4	0.4
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.2	0.3
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Multimedia Portfolio	0.2	0.2
Fidelity Natural Resources Portfolio	0.0 *	0.0 *
Fidelity Pharmaceuticals Portfolio	0.5	1.0
Fidelity Real Estate Investment Portfolio	0.3	0.3
Fidelity Retailing Portfolio	0.2	0.2
Fidelity Small Cap Growth Fund	0.0 *	0.0 *
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.0 *	0.4
Fidelity Software & Computer Services Portfolio	0.4	0.4
Fidelity Technology Portfolio	0.8	1.8
Fidelity Telecom and Utilities Fund	0.6	0.2
Fidelity Telecommunications Portfolio	0.4	0.4
Fidelity Transportation Portfolio	0.1	0.2
Fidelity Utilities Portfolio	0.1	0.2
Spartan Extended Market Index Fund Investor Class	0.1	0.1
Spartan Total Market Index Fund Investor Class	0.0 *	0.0 *
VIP Mid Cap Portfolio Investor Class	0.0 *	0.0 *
	15.0	18.0
International Equity Funds
Fidelity Canada Fund	0.1	0.1
Fidelity Diversified International Fund	0.2	0.2
Fidelity Emerging Asia Fund	0.6	0.0 *
Fidelity Emerging Markets Fund	0.0 *	1.2
Fidelity International Capital Appreciation Fund	0.0 *	0.3
Fidelity International Discovery Fund	0.4	1.1
Fidelity International Real Estate Fund	0.1	0.5
Fidelity International Small Cap Fund	0.2	0.2
Fidelity International Small Cap Opportunities Fund	0.6	0.7
Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Value Fund	0.5	0.4
Fidelity Japan Fund	0.1	0.1
Fidelity Japan Smaller Companies Fund	0.1	0.0 *
Fidelity Nordic Fund	0.5	0.7
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	1.5	1.8
	5.1	7.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	3.4	3.2
Fidelity Focused High Income Fund	0.3	0.3
Fidelity High Income Fund	2.6	2.9
Fidelity New Markets Income Fund	1.0	1.1
Fidelity Real Estate Income Fund	0.5	0.6
Spartan U.S. Bond Index Fund Investor Class	47.7	45.0
	55.5	53.1
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	2.8	3.4
Fidelity Institutional Prime Money Market Portfolio Class I	18.9	16.2
Fidelity Select Money Market Portfolio	2.7	1.8
	24.4	21.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2011
Domestic Equity Funds	15.0%
International Equity Funds	5.1%
Fixed Income Funds	55.5%
Money Market Funds	24.4%

As of December 31, 2010
Domestic Equity Funds	18.0%
International Equity Funds	7.5%
Fixed Income Funds	53.1%
Money Market Funds	21.4%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 20.1%
	Shares	Value
Domestic Equity Funds - 15.0%
Fidelity 130/30 Large Cap Fund (a)	2,952	$ 23,023
Fidelity Air Transportation Portfolio	7,013	279,947
Fidelity Automotive Portfolio	10,363	460,120
Fidelity Banking Portfolio (a)	233,676	4,096,340
Fidelity Biotechnology Portfolio (a)	1,153	99,711
Fidelity Blue Chip Growth Fund	482	23,215
Fidelity Brokerage & Investment Management Portfolio	13,913	678,262
Fidelity Chemicals Portfolio	12,625	1,354,143
Fidelity Commodity Strategy Fund (a)	958	11,017
Fidelity Communications Equipment Portfolio (a)	33,062	908,871
Fidelity Computers Portfolio (a)	22,720	1,350,500
Fidelity Construction & Housing Portfolio	17,837	640,542
Fidelity Consumer Discretionary Portfolio	164,958	4,051,358
Fidelity Consumer Staples Portfolio	75,615	5,460,132
Fidelity Contrafund	3,261	230,233
Fidelity Defense & Aerospace Portfolio	1,192	98,558
Fidelity Disciplined Equity Fund	2,042	48,783
Fidelity Dividend Growth Fund	73,731	2,182,433
Fidelity Electronics Portfolio	6,805	341,821
Fidelity Energy Portfolio	68,737	3,968,899
Fidelity Energy Service Portfolio (a)	53,401	4,409,844
Fidelity Environmental & Alternative Energy Portfolio	10,770	208,621
Fidelity Equity-Income Fund	666	30,824
Fidelity Equity-Income II Fund	681	13,006
Fidelity Financial Services Portfolio	7,276	424,322
Fidelity Fund	641	22,009
Fidelity Global Commodity Stock Fund	25,476	438,451
Fidelity Gold Portfolio	77,590	3,630,432
Fidelity Growth Company Fund	1,100	100,812
Fidelity Health Care Portfolio	42,834	6,150,501
Fidelity Independence Fund (a)	309	7,947
Fidelity Industrial Equipment Portfolio	33,439	1,184,402
Fidelity Industrials Portfolio	109,440	2,723,956
Fidelity Insurance Portfolio	69,618	3,323,550
Fidelity IT Services Portfolio	27,682	626,992
Fidelity Large Cap Stock Fund	20,006	366,305
Fidelity Large Cap Value Fund	9,788	108,937
Fidelity Leisure Portfolio	3,104	301,065
Fidelity Leveraged Company Stock Fund	193	5,796
Fidelity Magellan Fund	375	27,356
Fidelity Materials Portfolio	777	55,613
Fidelity Medical Delivery Portfolio (a)	31,868	1,902,215
Fidelity Medical Equipment & Systems Portfolio	13,627	422,448
Fidelity Mega Cap Stock Fund	98,216	1,024,391
Fidelity Mid-Cap Stock Fund	2,038	59,634
Fidelity Multimedia Portfolio	18,639	893,171

	Shares	Value
Fidelity Natural Resources Portfolio	3,135	$ 117,107
Fidelity Pharmaceuticals Portfolio	161,990	2,243,561
Fidelity Real Estate Investment Portfolio	43,583	1,231,669
Fidelity Retailing Portfolio	13,567	736,663
Fidelity Small Cap Growth Fund	7,959	136,018
Fidelity Small Cap Stock Fund	3,102	63,167
Fidelity Small Cap Value Fund	12,810	205,216
Fidelity Software & Computer Services Portfolio	20,250	1,764,377
Fidelity Technology Portfolio (a)	40,455	3,982,824
Fidelity Telecom and Utilities Fund	156,597	2,731,048
Fidelity Telecommunications Portfolio	34,569	1,743,649
Fidelity Transportation Portfolio	12,291	699,973
Fidelity Utilities Portfolio	11,656	614,023
Spartan Extended Market Index Fund Investor Class	6,109	246,682
Spartan Total Market Index Fund Investor Class	3,333	128,669
VIP Mid Cap Portfolio Investor Class	79	2,601
TOTAL DOMESTIC EQUITY FUNDS		71,417,755
International Equity Funds - 5.1%
Fidelity Canada Fund	9,919	592,938
Fidelity Diversified International Fund	30,158	939,121
Fidelity Emerging Asia Fund	86,891	2,728,363
Fidelity Emerging Markets Fund	8,495	223,345
Fidelity International Capital Appreciation Fund	10,386	138,964
Fidelity International Discovery Fund	61,000	2,066,086
Fidelity International Real Estate Fund	29,661	276,741
Fidelity International Small Cap Fund	38,815	868,672
Fidelity International Small Cap Opportunities Fund	252,048	2,724,644
Fidelity International Value Fund	276,127	2,355,365
Fidelity Japan Fund	43,877	460,268
Fidelity Japan Smaller Companies Fund	72,677	667,175
Fidelity Nordic Fund	62,945	2,237,077
Fidelity Overseas Fund	423	14,406
Fidelity Pacific Basin Fund	39,733	1,042,992
Spartan International Index Fund Investor Class	186,996	6,911,389
TOTAL INTERNATIONAL EQUITY FUNDS		24,247,546
TOTAL EQUITY FUNDS (Cost $76,626,422)		95,665,301
Fixed-Income Funds - 55.5%

Fidelity Floating Rate High Income Fund	1,656,718	16,252,404
Fidelity Focused High Income Fund	153,829	1,415,222
Fidelity High Income Fund	1,393,282	12,609,206
Fidelity New Markets Income Fund	287,585	4,578,353
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	223,361	$ 2,396,667
Spartan U.S. Bond Index Fund Investor Class	19,814,671	226,877,982
TOTAL FIXED-INCOME FUNDS (Cost $254,563,547)		264,129,834
Money Market Funds - 24.4%

Fidelity Institutional Money Market Portfolio Class I	13,159,809	13,159,809
Fidelity Institutional Prime Money Market Portfolio Class I	90,127,282	90,127,282
Fidelity Select Money Market Portfolio	12,946,453	12,946,453
TOTAL MONEY MARKET FUNDS (Cost $116,233,544)		116,233,544
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $447,423,513)	476,028,679
NET OTHER ASSETS (LIABILITIES) - 0.0%	(77,829)
NET ASSETS - 100%	$ 475,950,850
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $11,488,547 of which $6,448,435 and $5,040,112 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $447,423,513) - See accompanying schedule		$ 476,028,679
Receivable for investments sold		397,658
Receivable for fund shares sold		3,318
Total assets		476,429,655

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	5
Payable for fund shares redeemed	400,971
Accrued management fee	77,699
Distribution and service plan fees payable	121
Total liabilities		478,805

Net Assets		$ 475,950,850
Net Assets consist of:
Paid in capital		$ 451,886,524
Undistributed net investment income		3,447,981
Accumulated undistributed net realized gain (loss) on investments		(7,988,821)
Net unrealized appreciation (depreciation) on investments		28,605,166
Net Assets		$ 475,950,850

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($68,317 ÷ 6,273 shares)	$ 10.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,041,274 ÷ 95,809 shares)	$ 10.87

Investor Class: Net Asset Value, offering price and redemption price per share ($474,841,259 ÷ 43,632,514 shares)	$ 10.88
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,880,907

Expenses
Management fee	$ 539,860
Distribution and service plan fees	1,042
Independent trustees' compensation	745
Total expenses before reductions	541,647
Expense reductions	(108,721)	432,926
Net investment income (loss)		3,447,981
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,083,297
Capital gain distributions from underlying funds	696,706
Total net realized gain (loss)		3,780,003
Change in net unrealized appreciation (depreciation) on underlying funds		2,784,295
Net gain (loss)		6,564,298
Net increase (decrease) in net assets resulting from operations		$ 10,012,279

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,447,981	$ 6,065,820
Net realized gain (loss)	3,780,003	2,867,619
Change in net unrealized appreciation (depreciation)	2,784,295	15,177,948
Net increase (decrease) in net assets resulting from operations	10,012,279	24,111,387
Distributions to shareholders from net investment income	-	(6,084,767)
Distributions to shareholders from net realized gain	-	(470,898)
Total distributions	-	(6,555,665)
Share transactions - net increase (decrease)	74,075,715	102,969,202
Total increase (decrease) in net assets	84,087,994	120,524,924

Net Assets
Beginning of period	391,862,856	271,337,932
End of period (including undistributed net investment income of $3,447,981 and undistributed net investment income of $0, respectively)	$ 475,950,850	$ 391,862,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.07	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.19	.21	.34	.45	.33
Net realized and unrealized gain (loss)	.17	.55	.76	(1.21)	.18	.20
Total from investment operations	.26	.74	.97	(.87)	.63	.53
Distributions from net investment income	-	(.17)	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	-	(.01)	(.01)	(.04)	(.20)	(.05)
Total distributions	-	(.18)	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.89	$ 10.63	$ 10.07	$ 9.27	$ 10.48	$ 10.34
Total Return B,C,D	2.45%	7.36%	10.43%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.59% A	1.84%	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68	$ 67	$ 61	$ 88	$ 112	$ 105
Portfolio turnover rate	14% A	14%	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.06	$ 9.28	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.32	.43	.32
Net realized and unrealized gain (loss)	.17	.55	.74	(1.20)	.18	.20
Total from investment operations	.25	.73	.94	(.88)	.61	.52
Distributions from net investment income	-	(.16)	(.16)	(.29)	(.27)	(.13)
Distributions from net realized gain	-	(.01)	(.01)	(.04)	(.20)	(.05)
Total distributions	-	(.17)	(.16) J	(.32) I	(.47)	(.18)
Net asset value, end of period	$ 10.87	$ 10.62	$ 10.06	$ 9.28	$ 10.48	$ 10.34
Total Return B,C,D	2.35%	7.24%	10.14%	(8.40)%	5.96%	5.23%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.44% A	1.69%	2.04%	3.18%	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,041	$ 569	$ 425	$ 88	$ 112	$ 105
Portfolio turnover rate	14% A	14%	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.06	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.19	.21	.33	.45	.33
Net realized and unrealized gain (loss)	.16	.56	.75	(1.20)	.18	.20
Total from investment operations	.25	.75	.96	(.87)	.63	.53
Distributions from net investment income	-	(.17)	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	-	(.01)	(.01)	(.04)	(.20)	(.05)
Total distributions	-	(.18)	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.88	$ 10.63	$ 10.06	$ 9.27	$ 10.48	$ 10.34
Total Return B,C,D	2.35%	7.47%	10.32%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.59% A	1.84%	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 474,841	$ 391,226	$ 270,852	$ 153,110	$ 115,963	$ 24,045
Portfolio turnover rate	14% A	14%	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0*
Fidelity Air Transportation Portfolio	0.1	0.2
Fidelity Automotive Portfolio	0.4	0.1
Fidelity Banking Portfolio	1.2	1.3
Fidelity Biotechnology Portfolio	0.4	0.4
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Brokerage & Investment Management Portfolio	0.4	0.5
Fidelity Chemicals Portfolio	0.4	0.4
Fidelity Commodity Strategy Fund	0.0*	0.0*
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	0.7	0.8
Fidelity Construction & Housing Portfolio	0.4	0.4
Fidelity Consumer Discretionary Portfolio	1.0	1.1
Fidelity Consumer Finance Portfolio	0.0*	0.0
Fidelity Consumer Staples Portfolio	2.9	2.9
Fidelity Contrafund	0.1	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	1.3	1.7
Fidelity Electronics Portfolio	0.1	0.2
Fidelity Energy Portfolio	2.2	2.2
Fidelity Energy Service Portfolio	1.6	1.4
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.2
Fidelity Equity-Income Fund	0.0*	0.1
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.2	1.4
Fidelity Fund	0.1	0.1
Fidelity Global Commodity Stock Fund	0.1	0.0*
Fidelity Gold Portfolio	1.0	1.2
Fidelity Growth Company Fund	0.8	0.9
Fidelity Health Care Portfolio	0.9	0.6
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.9	0.8
Fidelity Industrials Portfolio	1.4	1.7
Fidelity Insurance Portfolio	1.1	1.1
Fidelity IT Services Portfolio	0.3	0.3
Fidelity Large Cap Stock Fund	0.3	0.8

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Value Fund	0.0*	0.1
Fidelity Leisure Portfolio	0.5	0.8
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.3
Fidelity Medical Delivery Portfolio	1.1	1.0
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.3	0.4
Fidelity Mid Cap Value Fund	0.3	0.4
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.4	0.4
Fidelity Nasdaq Composite Index Fund	0.0*	0.1
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	1.4	1.4
Fidelity Real Estate Investment Portfolio	0.4	0.6
Fidelity Retailing Portfolio	0.3	0.5
Fidelity Small Cap Growth Fund	0.0*	0.2
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	0.5	0.5
Fidelity Technology Portfolio	3.2	3.3
Fidelity Telecom and Utilities Fund	0.8	0.8
Fidelity Telecommunications Portfolio	0.7	0.9
Fidelity Transportation Portfolio	0.4	0.5
Fidelity Utilities Portfolio	0.6	0.6
Spartan 500 Index Fund Investor Class	0.0*	0.1
Spartan Extended Market Index Fund Investor Class	1.3	1.5
Spartan Total Market Index Fund Investor Class	1.4	1.5
VIP Mid Cap Portfolio Investor Class	0.3	0.3
	36.3	40.0
International Equity Funds
Fidelity Canada Fund	0.5	0.6
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	0.2	1.0
Fidelity Emerging Asia Fund	0.7	0.0*
Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Emerging Markets Fund	0.4	1.6
Fidelity International Capital Appreciation Fund	0.5	0.5
Fidelity International Discovery Fund	0.7	1.3
Fidelity International Real Estate Fund	0.2	0.3
Fidelity International Small Cap Fund	0.3	0.3
Fidelity International Small Cap Opportunities Fund	0.9	1.0
Fidelity International Value Fund	0.7	0.2
Fidelity Japan Fund	0.3	0.3
Fidelity Japan Smaller Companies Fund	0.3	0.0*
Fidelity Nordic Fund	1.0	1.2
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	1.0	0.4
Spartan International Index Fund Investor Class	7.0	7.5
	14.8	16.3
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.9	2.0
Fidelity Focused High Income Fund	0.4	0.3
Fidelity High Income Fund	2.6	2.3
Fidelity New Markets Income Fund	0.7	0.7
Fidelity Real Estate Income Fund	0.4	0.5
Spartan U.S. Bond Index Fund Investor Class	35.6	34.7
	42.6	40.5
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.9	3.2
Fidelity Select Money Market Portfolio	1.4	0.0
	6.3	3.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2011
Domestic Equity Funds	36.3%
International Equity Funds	14.8%
Fixed Income Funds	42.6%
Money Market Funds	6.3%

As of December 31, 2010
Domestic Equity Funds	40.0%
International Equity Funds	16.3%
Fixed Income Funds	40.5%
Money Market Funds	3.2%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.1%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity 130/30 Large Cap Fund (a)	11,814	$ 92,153
Fidelity Air Transportation Portfolio	26,665	1,064,450
Fidelity Automotive Portfolio	60,614	2,691,253
Fidelity Banking Portfolio (a)	508,125	8,907,438
Fidelity Biotechnology Portfolio (a)	32,641	2,821,792
Fidelity Blue Chip Growth Fund	56,907	2,743,505
Fidelity Brokerage & Investment Management Portfolio	59,546	2,902,890
Fidelity Chemicals Portfolio	30,118	3,230,509
Fidelity Commodity Strategy Fund (a)	958	11,017
Fidelity Communications Equipment Portfolio (a)	57,480	1,580,118
Fidelity Computers Portfolio (a)	91,536	5,440,921
Fidelity Construction & Housing Portfolio	76,017	2,729,780
Fidelity Consumer Discretionary Portfolio	306,188	7,519,984
Fidelity Consumer Finance Portfolio	1,891	23,019
Fidelity Consumer Staples Portfolio	306,090	22,102,725
Fidelity Contrafund	12,485	881,541
Fidelity Defense & Aerospace Portfolio	4,709	389,437
Fidelity Disciplined Equity Fund	12,593	300,857
Fidelity Dividend Growth Fund	326,774	9,672,514
Fidelity Electronics Portfolio	22,879	1,149,195
Fidelity Energy Portfolio	290,809	16,791,308
Fidelity Energy Service Portfolio (a)	143,723	11,868,620
Fidelity Environmental & Alternative Energy Portfolio	87,771	1,700,128
Fidelity Equity-Income Fund	1,479	68,410
Fidelity Equity-Income II Fund	512	9,773
Fidelity Financial Services Portfolio	158,547	9,246,481
Fidelity Fund	16,124	553,852
Fidelity Global Commodity Stock Fund	33,820	582,050
Fidelity Gold Portfolio	163,914	7,669,555
Fidelity Growth Company Fund	68,423	6,269,556
Fidelity Health Care Portfolio	46,668	6,701,102
Fidelity Independence Fund (a)	974	25,034
Fidelity Industrial Equipment Portfolio	190,229	6,737,911
Fidelity Industrials Portfolio	427,180	10,632,498
Fidelity Insurance Portfolio	176,029	8,403,608
Fidelity IT Services Portfolio	109,342	2,476,605
Fidelity Large Cap Stock Fund	104,418	1,911,885
Fidelity Large Cap Value Fund	31,300	348,370
Fidelity Leisure Portfolio	38,037	3,689,627
Fidelity Leveraged Company Stock Fund	757	22,783
Fidelity Magellan Fund	2,829	206,200
Fidelity Materials Portfolio	2,673	191,404
Fidelity Medical Delivery Portfolio (a)	137,017	8,178,571
Fidelity Medical Equipment & Systems Portfolio	21,201	657,217
Fidelity Mega Cap Stock Fund	197,567	2,060,625
Fidelity Mid Cap Value Fund	148,331	2,505,316
Fidelity Mid-Cap Stock Fund	5,508	161,166

	Shares	Value
Fidelity Multimedia Portfolio	70,354	$ 3,371,374
Fidelity Nasdaq Composite Index Fund	10,173	375,266
Fidelity Natural Resources Portfolio	13,715	512,398
Fidelity Pharmaceuticals Portfolio	784,540	10,865,875
Fidelity Real Estate Investment Portfolio	110,720	3,128,957
Fidelity Retailing Portfolio	47,830	2,597,153
Fidelity Small Cap Growth Fund	3,859	65,958
Fidelity Small Cap Stock Fund	7,639	155,526
Fidelity Small Cap Value Fund	7,898	126,532
Fidelity Software & Computer Services Portfolio	42,002	3,659,644
Fidelity Technology Portfolio (a)	247,192	24,336,018
Fidelity Telecom and Utilities Fund	337,917	5,893,279
Fidelity Telecommunications Portfolio	102,407	5,165,428
Fidelity Transportation Portfolio	52,260	2,976,206
Fidelity Utilities Portfolio	91,246	4,806,826
Spartan 500 Index Fund Investor Class	2,797	131,334
Spartan Extended Market Index Fund Investor Class	246,203	9,941,691
Spartan Total Market Index Fund Investor Class	277,953	10,731,764
VIP Mid Cap Portfolio Investor Class	63,337	2,083,146
TOTAL DOMESTIC EQUITY FUNDS		276,849,128
International Equity Funds - 14.8%
Fidelity Canada Fund	67,144	4,013,840
Fidelity China Region Fund	28,512	909,522
Fidelity Diversified International Fund	63,094	1,964,748
Fidelity Emerging Asia Fund	177,495	5,573,346
Fidelity Emerging Markets Fund	120,825	3,176,477
Fidelity International Capital Appreciation Fund	263,723	3,528,609
Fidelity International Discovery Fund	152,783	5,174,757
Fidelity International Real Estate Fund	130,135	1,214,161
Fidelity International Small Cap Fund	89,309	1,998,742
Fidelity International Small Cap Opportunities Fund	642,891	6,949,654
Fidelity International Value Fund	595,837	5,082,491
Fidelity Japan Fund	194,904	2,044,542
Fidelity Japan Smaller Companies Fund	266,836	2,449,557
Fidelity Nordic Fund	210,202	7,470,576
Fidelity Overseas Fund	279	9,497
Fidelity Pacific Basin Fund	289,181	7,591,008
Spartan International Index Fund Investor Class	1,441,609	53,281,851
TOTAL INTERNATIONAL EQUITY FUNDS		112,433,378
TOTAL EQUITY FUNDS (Cost $299,083,471)		389,282,506
Fixed-Income Funds - 42.6%

Fidelity Floating Rate High Income Fund	2,228,854	21,865,058
Fidelity Focused High Income Fund	341,232	3,139,339
Fixed-Income Funds - continued
	Shares	Value
Fidelity High Income Fund	2,207,723	$ 19,979,891
Fidelity New Markets Income Fund	326,970	5,205,369
Fidelity Real Estate Income Fund	303,468	3,256,216
Spartan U.S. Bond Index Fund Investor Class	23,712,012	271,502,535
TOTAL FIXED-INCOME FUNDS (Cost $310,956,724)		324,948,408
Money Market Funds - 6.3%

Fidelity Institutional Prime Money Market Portfolio Class I	37,501,974	37,501,974
Fidelity Select Money Market Portfolio	10,202,270	10,202,270
TOTAL MONEY MARKET FUNDS (Cost $47,704,244)		47,704,244
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $657,744,439)	761,935,158
NET OTHER ASSETS (LIABILITIES) - 0.0%	(125,862)
NET ASSETS - 100%	$ 761,809,296
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $85,066,507 of which $27,271,636 and $57,794,871 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $657,744,439) - See accompanying schedule		$ 761,935,158
Cash		5
Receivable for fund shares sold		176,724
Total assets		762,111,887

Liabilities
Payable for investments purchased	$ 108,426
Payable for fund shares redeemed	68,298
Accrued management fee	125,035
Distribution and service plan fees payable	832
Total liabilities		302,591

Net Assets		$ 761,809,296
Net Assets consist of:
Paid in capital		$ 731,794,601
Undistributed net investment income		4,540,122
Accumulated undistributed net realized gain (loss) on investments		(78,716,146)
Net unrealized appreciation (depreciation) on investments		104,190,719
Net Assets		$ 761,809,296

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($64,536 ÷ 6,208 shares)	$ 10.40

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,629,061 ÷ 735,691 shares)	$ 10.37

Investor Class: Net Asset Value, offering price and redemption price per share ($754,115,699 ÷ 72,557,642 shares)	$ 10.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,269,636

Expenses
Management fee	$ 907,866
Distribution and service plan fees	3,988
Independent trustees' compensation	1,267
Total expenses before reductions	913,121
Expense reductions	(183,606)	729,515
Net investment income (loss)		4,540,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,198,463
Capital gain distributions from underlying funds	1,918,069
Total net realized gain (loss)		7,116,532
Change in net unrealized appreciation (depreciation) on underlying funds		13,922,705
Net gain (loss)		21,039,237
Net increase (decrease) in net assets resulting from operations		$ 25,579,358

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,540,121	$ 10,262,548
Net realized gain (loss)	7,116,532	6,631,989
Change in net unrealized appreciation (depreciation)	13,922,705	50,222,599
Net increase (decrease) in net assets resulting from operations	25,579,358	67,117,136
Distributions to shareholders from net investment income	-	(10,267,333)
Distributions to shareholders from net realized gain	-	(1,192,500)
Total distributions	-	(11,459,833)
Share transactions - net increase (decrease)	63,505,292	96,216,502
Total increase (decrease) in net assets	89,084,650	151,873,805

Net Assets
Beginning of period	672,724,646	520,850,841
End of period (including undistributed net investment income of $4,540,122 and undistributed net investment income of $0, respectively)	$ 761,809,296	$ 672,724,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.11	$ 7.80	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.17	.17	.25	.32	.26
Net realized and unrealized gain (loss)	.32	.91	1.30	(2.59)	.41	.47
Total from investment operations	.38	1.08	1.47	(2.34)	.73	.73
Distributions from net investment income	-	(.16)	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	-	(.02)	(.01)	(.13)	(.50)	(.09)
Total distributions	-	(.17) J	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 10.40	$ 10.02	$ 9.11	$ 7.80	$ 10.51	$ 10.52
Total Return B,C,D	3.79%	11.89%	18.82%	(22.48)%	6.99%	7.31%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.25% A	1.78%	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65	$ 62	$ 58	$ 76	$ 115	$ 107
Portfolio turnover rate	14% A	16%	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 9.10	$ 7.79	$ 10.51	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.15	.16	.23	.31	.24
Net realized and unrealized gain (loss)	.30	.92	1.30	(2.59)	.41	.47
Total from investment operations	.36	1.07	1.46	(2.36)	.72	.71
Distributions from net investment income	-	(.14)	(.14)	(.24)	(.22)	(.11)
Distributions from net realized gain	-	(.02)	(.01)	(.13)	(.50)	(.09)
Total distributions	-	(.16)	(.15)	(.36) I	(.72)	(.20)
Net asset value, end of period	$ 10.37	$ 10.01	$ 9.10	$ 7.79	$ 10.51	$ 10.51
Total Return B,C,D	3.60%	11.75%	18.76%	(22.63)%	6.93%	7.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.10% A	1.63%	1.92%	2.50%	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,629	$ 1,030	$ 550	$ 236	$ 115	$ 107
Portfolio turnover rate	14% A	16%	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.11	$ 7.79	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.17	.17	.25	.32	.26
Net realized and unrealized gain (loss)	.31	.91	1.31	(2.60)	.41	.47
Total from investment operations	.37	1.08	1.48	(2.35)	.73	.73
Distributions from net investment income	-	(.16)	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	-	(.02)	(.01)	(.13)	(.50)	(.09)
Total distributions	-	(.17) J	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 10.39	$ 10.02	$ 9.11	$ 7.79	$ 10.51	$ 10.52
Total Return B,C,D	3.69%	11.89%	18.98%	(22.57)%	6.99%	7.31%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.25% A	1.78%	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 754,116	$ 671,632	$ 520,243	$ 334,788	$ 371,298	$ 143,744
Portfolio turnover rate	14% A	16%	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.1	0.2
Fidelity Automotive Portfolio	0.3	0.1
Fidelity Banking Portfolio	1.5	1.4
Fidelity Biotechnology Portfolio	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.1	0.1
Fidelity Brokerage & Investment Management Portfolio	0.2	0.2
Fidelity Chemicals Portfolio	0.9	0.5
Fidelity Commodity Strategy Fund	0.0 *	0.0*
Fidelity Communications Equipment Portfolio	0.6	0.6
Fidelity Computers Portfolio	0.8	1.0
Fidelity Construction & Housing Portfolio	0.3	0.3
Fidelity Consumer Discretionary Portfolio	1.7	2.0
Fidelity Consumer Finance Portfolio	0.1	0.0
Fidelity Consumer Staples Portfolio	3.6	3.7
Fidelity Contrafund	0.0 *	0.4
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0 *	0.0 *
Fidelity Dividend Growth Fund	1.7	2.7
Fidelity Electronics Portfolio	0.0 *	0.1
Fidelity Energy Portfolio	2.4	2.3
Fidelity Energy Service Portfolio	2.1	1.8
Fidelity Environmental & Alternative Energy Portfolio	0.1	0.1
Fidelity Equity-Income Fund	0.0 *	0.1
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	1.3	1.5
Fidelity Fund	0.0 *	0.0 *
Fidelity Global Commodity Stock Fund	0.3	0.2
Fidelity Gold Portfolio	0.9	1.1
Fidelity Growth Company Fund	0.6	0.8
Fidelity Health Care Portfolio	2.3	1.4
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	1.5	1.3
Fidelity Industrials Portfolio	1.8	1.8
Fidelity Insurance Portfolio	1.9	1.8
Fidelity IT Services Portfolio	0.4	0.3
Fidelity Large Cap Stock Fund	1.4	1.8

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Value Fund	0.0 *	0.0 *
Fidelity Leisure Portfolio	0.5	0.8
Fidelity Leveraged Company Stock Fund	0.1	0.1
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.2	0.4
Fidelity Medical Delivery Portfolio	0.6	0.7
Fidelity Medical Equipment & Systems Portfolio	0.3	0.4
Fidelity Mega Cap Stock Fund	0.9	1.3
Fidelity Mid Cap Value Fund	0.0 *	0.2
Fidelity Multimedia Portfolio	0.7	0.6
Fidelity Natural Resources Portfolio	0.0 *	0.0 *
Fidelity Pharmaceuticals Portfolio	1.3	1.5
Fidelity Real Estate Investment Portfolio	0.2	0.4
Fidelity Retailing Portfolio	0.2	0.4
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Value Fund	0.0 *	0.3
Fidelity Software & Computer Services Portfolio	0.4	0.5
Fidelity Stock Selector All Cap Fund	0.0 *	0.0 *
Fidelity Technology Portfolio	3.8	4.3
Fidelity Telecom and Utilities Fund	0.7	0.8
Fidelity Telecommunications Portfolio	1.1	1.0
Fidelity Transportation Portfolio	0.5	0.6
Fidelity Utilities Portfolio	1.1	1.0
Fidelity Value Fund	0.0 *	0.1
Spartan 500 Index Fund Investor Class	0.0 *	0.0 *
Spartan Total Market Index Fund Investor Class	0.8	1.0
VIP Mid Cap Portfolio Investor Class	0.1	0.2
	42.6	46.4
International Equity Funds
Fidelity Canada Fund	0.5	0.6
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	0.3	0.8
Fidelity Emerging Asia Fund	0.8	0.0 *
Fidelity Emerging Markets Fund	0.4	1.7
Fidelity International Capital Appreciation Fund	0.4	0.5
Fidelity International Discovery Fund	4.4	3.6
Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Real Estate Fund	0.0 *	0.1
Fidelity International Small Cap Fund	0.5	0.7
Fidelity International Small Cap Opportunities Fund	1.1	1.3
Fidelity International Value Fund	1.0	0.0 *
Fidelity Japan Fund	0.6	0.8
Fidelity Japan Smaller Companies Fund	0.4	0.3
Fidelity Nordic Fund	1.5	2.3
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	1.1	1.2
Spartan International Index Fund Investor Class	4.0	5.0
	17.1	19.0
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.5	1.6
Fidelity Focused High Income Fund	1.0	1.0
Fidelity High Income Fund	2.1	1.7
Fidelity New Markets Income Fund	0.5	0.9
Fidelity Real Estate Income Fund	0.6	0.7
Spartan U.S. Bond Index Fund Investor Class	30.3	27.5
	37.0	33.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.3	1.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2011
Domestic Equity Funds	42.6%
International Equity Funds	17.1%
Fixed Income Funds	37.0%
Money Market Funds	3.3%

As of December 31, 2010
Domestic Equity Funds	46.4%
International Equity Funds	19.0%
Fixed Income Funds	33.4%
Money Market Funds	1.2%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.7%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity 130/30 Large Cap Fund (a)	7,135	$ 55,651
Fidelity Air Transportation Portfolio	123,763	4,940,617
Fidelity Automotive Portfolio	265,752	11,799,388
Fidelity Banking Portfolio (a)	2,956,676	51,830,534
Fidelity Biotechnology Portfolio (a)	12,393	1,071,392
Fidelity Blue Chip Growth Fund	72,650	3,502,443
Fidelity Brokerage & Investment Management Portfolio	112,577	5,488,118
Fidelity Chemicals Portfolio	277,247	29,737,461
Fidelity Commodity Strategy Fund (a)	1,011	11,624
Fidelity Communications Equipment Portfolio (a)	744,537	20,467,329
Fidelity Computers Portfolio (a)	457,960	27,221,142
Fidelity Construction & Housing Portfolio	251,633	9,036,126
Fidelity Consumer Discretionary Portfolio	2,382,406	58,511,900
Fidelity Consumer Finance Portfolio	409,604	4,984,882
Fidelity Consumer Staples Portfolio	1,732,748	125,121,759
Fidelity Contrafund	8,975	633,710
Fidelity Defense & Aerospace Portfolio	28,156	2,328,486
Fidelity Disciplined Equity Fund	4,464	106,657
Fidelity Dividend Growth Fund	1,931,382	57,168,919
Fidelity Electronics Portfolio	26,467	1,329,419
Fidelity Energy Portfolio	1,426,228	82,350,385
Fidelity Energy Service Portfolio (a)	867,431	71,632,459
Fidelity Environmental & Alternative Energy Portfolio	88,070	1,705,914
Fidelity Equity-Income Fund	8,547	395,299
Fidelity Equity-Income II Fund	4,873	93,031
Fidelity Financial Services Portfolio	762,569	44,473,038
Fidelity Fund	1,832	62,930
Fidelity Global Commodity Stock Fund	651,431	11,211,131
Fidelity Gold Portfolio	646,320	30,241,303
Fidelity Growth Company Fund	240,312	22,019,802
Fidelity Health Care Portfolio	547,993	78,686,357
Fidelity Independence Fund (a)	2,122	54,521
Fidelity Industrial Equipment Portfolio	1,486,584	52,654,806
Fidelity Industrials Portfolio	2,457,359	61,163,663
Fidelity Insurance Portfolio	1,377,797	65,776,014
Fidelity IT Services Portfolio	540,362	12,239,209
Fidelity Large Cap Stock Fund	2,715,898	49,728,091
Fidelity Large Cap Value Fund	27,567	306,820
Fidelity Leisure Portfolio	160,522	15,570,596
Fidelity Leveraged Company Stock Fund	57,376	1,725,865
Fidelity Magellan Fund	2,866	208,939
Fidelity Materials Portfolio	108,348	7,758,828
Fidelity Medical Delivery Portfolio (a)	351,513	20,981,834
Fidelity Medical Equipment & Systems Portfolio	335,744	10,408,068
Fidelity Mega Cap Stock Fund	3,002,240	31,313,361
Fidelity Mid Cap Value Fund	5,547	93,685
Fidelity Multimedia Portfolio	498,319	23,879,452
Fidelity Natural Resources Portfolio	32,386	1,209,952

	Shares	Value
Fidelity Pharmaceuticals Portfolio	3,324,654	$ 46,046,452
Fidelity Real Estate Investment Portfolio	290,053	8,196,896
Fidelity Retailing Portfolio	146,026	7,929,232
Fidelity Small Cap Growth Fund	137,422	2,348,547
Fidelity Small Cap Value Fund	23,325	373,660
Fidelity Software & Computer Services Portfolio	162,821	14,186,564
Fidelity Stock Selector All Cap Fund	4,389	118,554
Fidelity Technology Portfolio (a)	1,318,450	129,801,362
Fidelity Telecom and Utilities Fund	1,356,764	23,661,959
Fidelity Telecommunications Portfolio	735,296	37,088,335
Fidelity Transportation Portfolio	284,835	16,221,372
Fidelity Utilities Portfolio	688,278	36,258,470
Fidelity Value Fund	4,035	291,111
Spartan 500 Index Fund Investor Class	2,208	103,686
Spartan Total Market Index Fund Investor Class	677,998	26,177,510
VIP Mid Cap Portfolio Investor Class	140,092	4,607,616
TOTAL DOMESTIC EQUITY FUNDS		1,466,704,236
International Equity Funds - 17.1%
Fidelity Canada Fund	274,712	16,422,261
Fidelity China Region Fund	113,353	3,615,955
Fidelity Diversified International Fund	290,221	9,037,492
Fidelity Emerging Asia Fund	863,748	27,121,697
Fidelity Emerging Markets Fund	476,183	12,518,840
Fidelity International Capital Appreciation Fund	1,012,811	13,551,411
Fidelity International Discovery Fund	4,465,307	151,239,965
Fidelity International Real Estate Fund	154,774	1,444,037
Fidelity International Small Cap Fund	811,688	18,165,587
Fidelity International Small Cap Opportunities Fund	3,341,315	36,119,620
Fidelity International Value Fund	4,196,647	35,797,400
Fidelity Japan Fund	1,801,391	18,896,587
Fidelity Japan Smaller Companies Fund	1,561,293	14,332,667
Fidelity Nordic Fund	1,480,736	52,625,342
Fidelity Overseas Fund	1,143	38,900
Fidelity Pacific Basin Fund	1,440,896	37,823,513
Spartan International Index Fund Investor Class	3,755,564	138,805,635
TOTAL INTERNATIONAL EQUITY FUNDS		587,556,909
TOTAL EQUITY FUNDS (Cost $1,654,251,504)		2,054,261,145
Fixed-Income Funds - 37.0%

Fidelity Floating Rate High Income Fund	8,912,701	87,433,592
Fidelity Focused High Income Fund	3,745,933	34,462,582
Fidelity High Income Fund	7,807,299	70,656,057
Fidelity New Markets Income Fund	1,162,545	18,507,713
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	1,959,221	$ 21,022,443
Spartan U.S. Bond Index Fund Investor Class	91,001,508	1,041,967,265
TOTAL FIXED-INCOME FUNDS (Cost $1,242,402,878)		1,274,049,652
Money Market Funds - 3.3%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $113,156,117)	113,156,117	113,156,117
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,009,810,499)	3,441,466,914
NET OTHER ASSETS (LIABILITIES) - 0.0%	(556,798)
NET ASSETS - 100%	$ 3,440,910,116
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $80,163,922 of which $27,333,665 and $52,830,257 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $3,009,810,499) - See accompanying schedule		$ 3,441,466,914
Receivable for fund shares sold		5,728,696
Total assets		3,447,195,610

Liabilities
Payable to custodian bank	$ 5
Payable for investments purchased	5,633,970
Payable for fund shares redeemed	94,725
Accrued management fee	554,734
Distribution and service plan fees payable	2,060
Total liabilities		6,285,494

Net Assets		$ 3,440,910,116
Net Assets consist of:
Paid in capital		$ 3,056,334,062
Undistributed net investment income		15,655,204
Accumulated undistributed net realized gain (loss) on investments		(62,735,565)
Net unrealized appreciation (depreciation) on investments		431,656,415
Net Assets		$ 3,440,910,116

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($63,237 ÷ 6,167 shares)	$ 10.25

Service Class 2: Net Asset Value, offering price and redemption price per share ($16,200,348 ÷ 1,581,521 shares)	$ 10.24

Investor Class: Net Asset Value, offering price and redemption price per share ($3,424,646,531 ÷ 334,047,277 shares)	$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,663,916

Expenses
Management fee	$ 3,750,819
Distribution and service plan fees	9,117
Independent trustees' compensation	5,059
Total expenses before reductions	3,764,995
Expense reductions	(756,283)	3,008,712
Net investment income (loss)		15,655,204
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,667,916
Capital gain distributions from underlying funds	8,633,348
Total net realized gain (loss)		19,301,264
Change in net unrealized appreciation (depreciation) on underlying funds		67,869,243
Net gain (loss)		87,170,507
Net increase (decrease) in net assets resulting from operations		$ 102,825,711

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,655,204	$ 30,798,284
Net realized gain (loss)	19,301,264	20,810,598
Change in net unrealized appreciation (depreciation)	67,869,243	211,909,440
Net increase (decrease) in net assets resulting from operations	102,825,711	263,518,322
Distributions to shareholders from net investment income	-	(30,781,925)
Distributions to shareholders from net realized gain	-	(5,386,863)
Total distributions	-	(36,168,788)
Share transactions - net increase (decrease)	753,878,102	1,196,958,465
Total increase (decrease) in net assets	856,703,813	1,424,307,999

Net Assets
Beginning of period	2,584,206,303	1,159,898,304
End of period (including undistributed net investment income of $15,655,204 and undistributed net investment income of $0, respectively)	$ 3,440,910,116	$ 2,584,206,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.83	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.15	.25	.18
Net realized and unrealized gain (loss)	.32	1.03	1.51	(3.01)	.23
Total from investment operations	.37	1.19	1.66	(2.76)	.41
Distributions from net investment income	-	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	-	(.02)	(.01)	(.08)	(.06)
Total distributions	-	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 10.25	$ 9.88	$ 8.83	$ 7.32	$ 10.29
Total Return B,C,D	3.74%	13.49%	22.61%	(26.93)%	4.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.04% A	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 60	$ 52	$ 65	$ 104
Portfolio turnover rate	9% A	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.83	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.14	.23	.17
Net realized and unrealized gain (loss)	.32	1.03	1.50	(2.99)	.23
Total from investment operations	.36	1.18	1.64	(2.76)	.40
Distributions from net investment income	-	(.11)	(.12)	(.12)	(.05)
Distributions from net realized gain	-	(.02)	(.01)	(.08)	(.06)
Total distributions	-	(.13)	(.14) J	(.20) I	(.11)
Net asset value, end of period	$ 10.24	$ 9.88	$ 8.83	$ 7.33	$ 10.29
Total Return B,C,D	3.64%	13.35%	22.31%	(26.97)%	4.01%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	.89% A	1.62%	1.74%	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,200	$ 125	$ 83	$ 76	$ 104
Portfolio turnover rate	9% A	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.82	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.15	.23	.17
Net realized and unrealized gain (loss)	.32	1.04	1.50	(2.99)	.24
Total from investment operations	.37	1.20	1.65	(2.76)	.41
Distributions from net investment income	-	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	-	(.02)	(.01)	(.08)	(.06)
Total distributions	-	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 10.25	$ 9.88	$ 8.82	$ 7.32	$ 10.29
Total Return B,C,D	3.74%	13.62%	22.48%	(26.93)%	4.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.04% A	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,424,647	$ 2,584,021	$ 1,159,764	$ 593,277	$ 113,806
Portfolio turnover rate	9% A	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.2	0.2
Fidelity Automotive Portfolio	0.2	0.1
Fidelity Banking Portfolio	1.1	1.2
Fidelity Biotechnology Portfolio	0.6	0.5
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Brokerage & Investment Management Portfolio	0.4	0.5
Fidelity Chemicals Portfolio	0.7	0.4
Fidelity Commodity Strategy Fund	0.0 *	0.0 *
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	1.2	1.4
Fidelity Construction & Housing Portfolio	0.5	0.5
Fidelity Consumer Discretionary Portfolio	1.4	1.4
Fidelity Consumer Finance Portfolio	0.0 *	0.0
Fidelity Consumer Staples Portfolio	4.2	4.2
Fidelity Contrafund	0.0 *	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Dividend Growth Fund	1.1	1.2
Fidelity Electronics Portfolio	0.2	0.2
Fidelity Energy Portfolio	2.6	3.0
Fidelity Energy Service Portfolio	2.6	2.0
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.2
Fidelity Equity-Income Fund	0.2	0.2
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	1.8	2.0
Fidelity Fund	0.0 *	0.0 *
Fidelity Global Commodity Stock Fund	0.1	0.0 *
Fidelity Gold Portfolio	0.9	1.1
Fidelity Growth Company Fund	0.9	0.9
Fidelity Health Care Portfolio	1.1	0.8
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	1.0	0.9
Fidelity Industrials Portfolio	2.4	2.5
Fidelity Insurance Portfolio	1.5	1.5
Fidelity IT Services Portfolio	0.3	0.4
Fidelity Large Cap Stock Fund	0.4	1.3
Fidelity Large Cap Value Fund	0.0 *	0.2
Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leisure Portfolio	0.0 *	1.0
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.1	0.3
Fidelity Medical Delivery Portfolio	1.3	1.2
Fidelity Medical Equipment & Systems Portfolio	0.2	0.2
Fidelity Mega Cap Stock Fund	0.3	0.3
Fidelity Mid Cap Value Fund	0.0 *	0.1
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Multimedia Portfolio	1.0	0.9
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	1.8	1.7
Fidelity Real Estate Investment Portfolio	0.9	1.0
Fidelity Retailing Portfolio	0.5	0.5
Fidelity Small Cap Growth Fund	0.7	0.9
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.0 *	0.2
Fidelity Software & Computer Services Portfolio	0.9	0.9
Fidelity Technology Portfolio	4.1	4.2
Fidelity Telecom and Utilities Fund	1.2	1.2
Fidelity Telecommunications Portfolio	1.1	1.0
Fidelity Transportation Portfolio	0.5	0.6
Fidelity Utilities Portfolio	0.8	0.7
Fidelity Value Discovery Fund	0.0 *	0.0 *
Fidelity Value Fund	0.1	0.3
Spartan 500 Index Fund Investor Class	1.3	1.4
Spartan Extended Market Index Fund Investor Class	2.4	2.5
Spartan Total Market Index Fund Investor Class	2.0	2.1
VIP Mid Cap Portfolio Investor Class	0.6	0.7
	50.7	53.9
International Equity Funds
Fidelity Canada Fund	0.7	0.8
Fidelity China Region Fund	0.2	0.2
Fidelity Diversified International Fund	1.1	2.2
Fidelity Emerging Asia Fund	0.8	0.0 *
Fidelity Emerging Markets Fund	0.5	1.8
Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Capital Appreciation Fund	0.9	0.9
Fidelity International Discovery Fund	2.0	1.6
Fidelity International Real Estate Fund	0.0 *	0.0 *
Fidelity International Small Cap Fund	0.3	0.4
Fidelity International Small Cap Opportunities Fund	0.5	0.6
Fidelity International Value Fund	0.8	0.3
Fidelity Japan Fund	0.2	0.3
Fidelity Japan Smaller Companies Fund	0.4	0.0 *
Fidelity Nordic Fund	1.2	1.7
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	1.1	0.3
Spartan International Index Fund Investor Class	10.2	10.7
	20.9	21.8
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.2	1.0
Fidelity Focused High Income Fund	0.9	0.8
Fidelity High Income Fund	2.1	1.5
Fidelity New Markets Income Fund	0.6	0.6
Fidelity Real Estate Income Fund	0.3	0.4
Spartan U.S. Bond Index Fund Investor Class	20.4	19.6
	26.5	23.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	1.9	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2011
Domestic Equity Funds	50.7%
International Equity Funds	20.9%
Fixed Income Funds	26.5%
Money Market Funds	1.9%

As of December 31, 2010
Domestic Equity Funds	53.9%
International Equity Funds	21.8%
Fixed Income Funds	23.9%
Money Market Funds	0.4%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.6%
	Shares	Value
Domestic Equity Funds - 50.7%
Fidelity 130/30 Large Cap Fund (a)	10,694	$ 83,409
Fidelity Air Transportation Portfolio	23,586	941,573
Fidelity Automotive Portfolio	20,960	930,620
Fidelity Banking Portfolio (a)	386,831	6,781,147
Fidelity Biotechnology Portfolio (a)	38,655	3,341,712
Fidelity Blue Chip Growth Fund	47,967	2,312,504
Fidelity Brokerage & Investment Management Portfolio	54,551	2,659,347
Fidelity Chemicals Portfolio	41,931	4,497,522
Fidelity Commodity Strategy Fund (a)	958	11,017
Fidelity Communications Equipment Portfolio (a)	52,067	1,431,334
Fidelity Computers Portfolio (a)	120,874	7,184,760
Fidelity Construction & Housing Portfolio	76,617	2,751,317
Fidelity Consumer Discretionary Portfolio	335,059	8,229,041
Fidelity Consumer Finance Portfolio	16,958	206,374
Fidelity Consumer Staples Portfolio	354,195	25,576,407
Fidelity Contrafund	1,024	72,322
Fidelity Defense & Aerospace Portfolio	3,926	324,694
Fidelity Dividend Growth Fund	222,059	6,572,933
Fidelity Electronics Portfolio	19,795	994,305
Fidelity Energy Portfolio	270,836	15,638,046
Fidelity Energy Service Portfolio (a)	191,690	15,829,772
Fidelity Environmental & Alternative Energy Portfolio	65,014	1,259,325
Fidelity Equity-Income Fund	22,093	1,021,802
Fidelity Equity-Income II Fund	505	9,638
Fidelity Financial Services Portfolio	183,097	10,678,213
Fidelity Fund	5,353	183,864
Fidelity Global Commodity Stock Fund	19,856	341,726
Fidelity Gold Portfolio	117,889	5,516,027
Fidelity Growth Company Fund	56,598	5,186,072
Fidelity Health Care Portfolio	46,321	6,651,256
Fidelity Independence Fund (a)	559	14,372
Fidelity Industrial Equipment Portfolio	167,030	5,916,204
Fidelity Industrials Portfolio	582,212	14,491,256
Fidelity Insurance Portfolio	190,202	9,080,250
Fidelity IT Services Portfolio	90,795	2,056,516
Fidelity Large Cap Stock Fund	118,761	2,174,506
Fidelity Large Cap Value Fund	6,285	69,953
Fidelity Leisure Portfolio	1,421	137,794
Fidelity Leveraged Company Stock Fund	953	28,664
Fidelity Magellan Fund	895	65,263
Fidelity Materials Portfolio	12,289	879,982
Fidelity Medical Delivery Portfolio (a)	131,901	7,873,170
Fidelity Medical Equipment & Systems Portfolio	32,042	993,305
Fidelity Mega Cap Stock Fund	185,294	1,932,611
Fidelity Mid Cap Value Fund	4,380	73,974
Fidelity Mid-Cap Stock Fund	6,290	184,060
Fidelity Multimedia Portfolio	126,224	6,048,632

	Shares	Value
Fidelity Nasdaq Composite Index Fund	44,023	$ 1,624,015
Fidelity Natural Resources Portfolio	7,777	290,544
Fidelity Pharmaceuticals Portfolio	769,244	10,654,035
Fidelity Real Estate Investment Portfolio	195,945	5,537,395
Fidelity Retailing Portfolio	59,147	3,211,705
Fidelity Small Cap Growth Fund	244,716	4,182,204
Fidelity Small Cap Stock Fund	8,026	163,416
Fidelity Small Cap Value Fund	10,537	168,803
Fidelity Software & Computer Services Portfolio	62,463	5,442,396
Fidelity Technology Portfolio (a)	249,765	24,589,407
Fidelity Telecom and Utilities Fund	406,051	7,081,533
Fidelity Telecommunications Portfolio	130,081	6,561,265
Fidelity Transportation Portfolio	58,032	3,304,931
Fidelity Utilities Portfolio	94,015	4,952,719
Fidelity Value Discovery Fund	1,606	24,827
Fidelity Value Fund	7,986	576,088
Spartan 500 Index Fund Investor Class	169,630	7,965,835
Spartan Extended Market Index Fund Investor Class	358,944	14,494,151
Spartan Total Market Index Fund Investor Class	317,721	12,267,220
VIP Mid Cap Portfolio Investor Class	116,481	3,831,071
TOTAL DOMESTIC EQUITY FUNDS		306,162,151
International Equity Funds - 20.9%
Fidelity Canada Fund	72,190	4,315,502
Fidelity China Region Fund	35,909	1,145,512
Fidelity Diversified International Fund	218,061	6,790,419
Fidelity Emerging Asia Fund	142,841	4,485,222
Fidelity Emerging Markets Fund	121,515	3,194,632
Fidelity International Capital Appreciation Fund	398,253	5,328,631
Fidelity International Discovery Fund	351,157	11,893,696
Fidelity International Real Estate Fund	20,502	191,282
Fidelity International Small Cap Fund	83,417	1,866,876
Fidelity International Small Cap Opportunities Fund	283,607	3,065,792
Fidelity International Value Fund	553,913	4,724,880
Fidelity Japan Fund	128,085	1,343,615
Fidelity Japan Smaller Companies Fund	277,857	2,550,727
Fidelity Nordic Fund	201,995	7,178,919
Fidelity Overseas Fund	829	28,216
Fidelity Pacific Basin Fund	239,101	6,276,403
Spartan International Index Fund Investor Class	1,661,764	61,418,786
TOTAL INTERNATIONAL EQUITY FUNDS		125,799,110
TOTAL EQUITY FUNDS (Cost $333,132,003)		431,961,261
Fixed-Income Funds - 26.5%
	Shares	Value
Fidelity Floating Rate High Income Fund	1,327,121	$ 13,019,061
Fidelity Focused High Income Fund	564,316	5,191,705
Fidelity High Income Fund	1,417,703	12,830,216
Fidelity New Markets Income Fund	221,876	3,532,266
Fidelity Real Estate Income Fund	199,691	2,142,684
Spartan U.S. Bond Index Fund Investor Class	10,783,606	123,472,286
TOTAL FIXED-INCOME FUNDS (Cost $152,573,325)		160,188,218
Money Market Funds - 1.9%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $11,599,661)	11,599,661	11,599,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $497,304,989)	603,749,140
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99,036)
NET ASSETS - 100%	$ 603,650,104
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $134,264,039 of which $51,658,945 and $82,605,094 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $497,304,989) - See accompanying schedule		$ 603,749,140
Receivable for investments sold		12
Receivable for fund shares sold		552,942
Total assets		604,302,094

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	500,260
Payable for fund shares redeemed	52,695
Accrued management fee	98,602
Distribution and service plan fees payable	430
Total liabilities		651,990

Net Assets		$ 603,650,104
Net Assets consist of:
Paid in capital		$ 624,055,523
Undistributed net investment income		2,327,262
Accumulated undistributed net realized gain (loss) on investments		(129,176,832)
Net unrealized appreciation (depreciation) on investments		106,444,151
Net Assets		$ 603,650,104

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($70,273 ÷ 7,088 shares)	$ 9.91

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,582,273 ÷ 362,253 shares)	$ 9.89

Investor Class: Net Asset Value, offering price and redemption price per share ($599,997,558 ÷ 60,533,532 shares)	$ 9.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,908,613

Expenses
Management fee	$ 722,732
Distribution and service plan fees	4,069
Independent trustees' compensation	1,012
Total expenses before reductions	727,813
Expense reductions	(146,462)	581,351
Net investment income (loss)		2,327,262
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,516,226
Capital gain distributions from underlying funds	2,083,063
Total net realized gain (loss)		5,599,289
Change in net unrealized appreciation (depreciation) on underlying funds		17,148,078
Net gain (loss)		22,747,367
Net increase (decrease) in net assets resulting from operations		$ 25,074,629

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,327,262	$ 7,119,509
Net realized gain (loss)	5,599,289	3,973,021
Change in net unrealized appreciation (depreciation)	17,148,078	54,824,547
Net increase (decrease) in net assets resulting from operations	25,074,629	65,917,077
Distributions to shareholders from net investment income	-	(7,108,246)
Distributions to shareholders from net realized gain	-	(1,063,881)
Total distributions	-	(8,172,127)
Share transactions - net increase (decrease)	39,005,146	34,612,388
Total increase (decrease) in net assets	64,079,775	92,357,338

Net Assets
Beginning of period	539,570,329	447,212,991
End of period (including undistributed net investment income of $2,327,262 and undistributed net investment income of $0, respectively)	$ 603,650,104	$ 539,570,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.13	.18	.24	.21
Net realized and unrealized gain (loss)	.39	1.08	1.55	(3.53)	.58	.65
Total from investment operations	.43	1.21	1.68	(3.35)	.82	.86
Distributions from net investment income	-	(.13)	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(.02)	(.01)	(.25)	(.63)	(.11)
Total distributions	-	(.15)	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 9.91	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B,C,D	4.54%	14.32%	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	.80% A	1.49%	1.73%	2.01%	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 67	$ 68	$ 68	$ 117	$ 109
Portfolio turnover rate	15% A	22%	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 8.41	$ 6.86	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.12	.16	.22	.20
Net realized and unrealized gain (loss)	.40	1.07	1.55	(3.53)	.59	.65
Total from investment operations	.43	1.19	1.67	(3.37)	.81	.85
Distributions from net investment income	-	(.12)	(.11)	(.18)	(.17)	(.10)
Distributions from net realized gain	-	(.02)	(.01)	(.25)	(.63)	(.11)
Total distributions	-	(.14)	(.12)	(.42) I	(.80)	(.21)
Net asset value, end of period	$ 9.89	$ 9.46	$ 8.41	$ 6.86	$ 10.65	$ 10.64
Total Return B,C,D	4.55%	14.09%	24.38%	(32.18)%	7.63%	8.45%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	.65% A	1.34%	1.58%	1.86%	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,582	$ 2,586	$ 1,464	$ 223	$ 117	$ 108
Portfolio turnover rate	15% A	22%	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.13	.18	.24	.21
Net realized and unrealized gain (loss)	.39	1.08	1.55	(3.53)	.58	.65
Total from investment operations	.43	1.21	1.68	(3.35)	.82	.86
Distributions from net investment income	-	(.13)	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(.02)	(.01)	(.25)	(.63)	(.11)
Total distributions	-	(.15)	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 9.91	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B,C,D	4.54%	14.32%	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	.80% A	1.49%	1.73%	2.01%	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 599,998	$ 536,918	$ 445,681	$ 321,938	$ 444,467	$ 177,978
Portfolio turnover rate	15% A	22%	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.3	0.4
Fidelity Automotive Portfolio	0.9	0.3
Fidelity Banking Portfolio	2.7	1.8
Fidelity Biotechnology Portfolio	0.1	0.1
Fidelity Blue Chip Growth Fund	0.3	0.3
Fidelity Brokerage & Investment Management Portfolio	0.4	0.5
Fidelity Chemicals Portfolio	1.4	0.7
Fidelity Commodity Strategy Fund	0.0 *	0.0 *
Fidelity Communications Equipment Portfolio	0.4	0.3
Fidelity Computers Portfolio	1.6	2.1
Fidelity Construction & Housing Portfolio	0.5	0.6
Fidelity Consumer Discretionary Portfolio	2.2	2.4
Fidelity Consumer Finance Portfolio	0.0 *	0.0
Fidelity Consumer Staples Portfolio	5.6	5.5
Fidelity Contrafund	0.0 *	0.2
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Dividend Growth Fund	0.0 *	0.0 *
Fidelity Electronics Portfolio	0.3	0.4
Fidelity Energy Portfolio	3.5	3.0
Fidelity Energy Service Portfolio	3.3	3.5
Fidelity Environmental & Alternative Energy Portfolio	0.3	0.3
Fidelity Equity-Income Fund	0.0 *	0.0 *
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	1.7	2.1
Fidelity Global Commodity Stock Fund	0.8	0.8
Fidelity Gold Portfolio	1.0	1.3
Fidelity Growth Company Fund	0.8	1.1
Fidelity Health Care Portfolio	3.1	1.5
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	1.1	0.8
Fidelity Industrials Portfolio	3.3	3.6
Fidelity Insurance Portfolio	3.2	3.0
Fidelity IT Services Portfolio	0.8	0.8
Fidelity Large Cap Stock Fund	0.2	0.5
Fidelity Large Cap Value Fund	0.0 *	0.1
Fidelity Leisure Portfolio	0.1	1.4

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.2	0.6
Fidelity Medical Delivery Portfolio	1.6	1.5
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.2	0.0
Fidelity Mid Cap Value Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Multimedia Portfolio	1.3	0.8
Fidelity Nasdaq Composite Index Fund	0.0 *	0.2
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	2.7	2.7
Fidelity Real Estate Investment Portfolio	0.3	0.3
Fidelity Retailing Portfolio	0.7	1.0
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.7	0.8
Fidelity Software & Computer Services Portfolio	0.3	0.3
Fidelity Technology Portfolio	6.1	6.4
Fidelity Telecom and Utilities Fund	1.8	1.7
Fidelity Telecommunications Portfolio	1.5	1.6
Fidelity Transportation Portfolio	0.7	1.2
Fidelity Utilities Portfolio	0.9	0.7
Fidelity Value Discovery Fund	0.0 *	0.0 *
Spartan 500 Index Fund Investor Class	1.3	2.1
Spartan Extended Market Index Fund Investor Class	0.0 *	0.0 *
Spartan Total Market Index Fund Investor Class	1.0	1.0
VIP Mid Cap Portfolio Investor Class	0.3	0.4
	62.6	63.8
International Equity Funds
Fidelity Canada Fund	0.9	1.0
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	0.8	2.6
Fidelity Emerging Asia Fund	1.1	0.0 *
Fidelity Emerging Markets Fund	0.6	2.5
Fidelity International Capital Appreciation Fund	1.1	1.3
Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	2.8	1.0
Fidelity International Real Estate Fund	0.0 *	0.4
Fidelity International Small Cap Fund	0.3	0.3
Fidelity International Small Cap Opportunities Fund	0.8	1.1
Fidelity International Value Fund	1.3	0.0 *
Fidelity Japan Fund	0.3	0.4
Fidelity Japan Smaller Companies Fund	1.4	0.7
Fidelity Nordic Fund	1.0	3.4
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	2.5	0.8
Spartan International Index Fund Investor Class	9.3	9.9
	24.3	25.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.5	0.6
Fidelity Focused High Income Fund	0.4	0.2
Fidelity High Income Fund	2.7	1.1
Fidelity New Markets Income Fund	0.2	1.0
Fidelity Real Estate Income Fund	0.1	0.1
Spartan U.S. Bond Index Fund Investor Class	9.1	7.5
	13.0	10.5
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.1	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2011
Domestic Equity Funds	62.6%
International Equity Funds	24.3%
Fixed Income Funds	13.0%
Money Market Funds	0.1%

As of December 31, 2010
Domestic Equity Funds	63.8%
International Equity Funds	25.5%
Fixed Income Funds	10.5%
Money Market Funds	0.2%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 86.9%
	Shares	Value
Domestic Equity Funds - 62.6%
Fidelity 130/30 Large Cap Fund (a)	6,351	$ 49,535
Fidelity Air Transportation Portfolio	17,916	715,209
Fidelity Automotive Portfolio	54,910	2,437,982
Fidelity Banking Portfolio (a)	397,718	6,972,002
Fidelity Biotechnology Portfolio (a)	1,803	155,891
Fidelity Blue Chip Growth Fund	15,659	754,898
Fidelity Brokerage & Investment Management Portfolio	21,900	1,067,621
Fidelity Chemicals Portfolio	32,606	3,497,339
Fidelity Commodity Strategy Fund (a)	958	11,017
Fidelity Communications Equipment Portfolio (a)	36,081	991,876
Fidelity Computers Portfolio (a)	67,337	4,002,513
Fidelity Construction & Housing Portfolio	37,865	1,359,716
Fidelity Consumer Discretionary Portfolio	231,283	5,680,316
Fidelity Consumer Finance Portfolio	8,994	109,457
Fidelity Consumer Staples Portfolio	202,223	14,602,537
Fidelity Contrafund	890	62,849
Fidelity Defense & Aerospace Portfolio	4,339	358,822
Fidelity Dividend Growth Fund	2,795	82,735
Fidelity Electronics Portfolio	17,635	885,812
Fidelity Energy Portfolio	154,910	8,944,478
Fidelity Energy Service Portfolio (a)	104,782	8,652,883
Fidelity Environmental & Alternative Energy Portfolio	32,773	634,815
Fidelity Equity-Income Fund	980	45,322
Fidelity Equity-Income II Fund	1,205	23,007
Fidelity Financial Services Portfolio	74,160	4,325,004
Fidelity Global Commodity Stock Fund	124,393	2,140,795
Fidelity Gold Portfolio	56,991	2,666,601
Fidelity Growth Company Fund	22,638	2,074,279
Fidelity Health Care Portfolio	56,749	8,148,653
Fidelity Independence Fund (a)	420	10,790
Fidelity Industrial Equipment Portfolio	81,225	2,876,999
Fidelity Industrials Portfolio	341,844	8,508,486
Fidelity Insurance Portfolio	172,376	8,229,224
Fidelity IT Services Portfolio	88,651	2,007,949
Fidelity Large Cap Stock Fund	32,349	592,305
Fidelity Large Cap Value Fund	9,081	101,071
Fidelity Leisure Portfolio	1,601	155,301
Fidelity Leveraged Company Stock Fund	3,068	92,300
Fidelity Magellan Fund	852	62,129
Fidelity Materials Portfolio	6,696	479,503
Fidelity Medical Delivery Portfolio (a)	68,485	4,087,875
Fidelity Medical Equipment & Systems Portfolio	8,135	252,197
Fidelity Mega Cap Stock Fund	36,085	376,366
Fidelity Mid Cap Value Fund	40,474	683,609
Fidelity Mid-Cap Stock Fund	2,550	74,608
Fidelity Multimedia Portfolio	69,828	3,346,182
Fidelity Nasdaq Composite Index Fund	885	32,656
Fidelity Natural Resources Portfolio	8,549	319,396
Fidelity Pharmaceuticals Portfolio	499,577	6,919,147

	Shares	Value
Fidelity Real Estate Investment Portfolio	24,004	$ 678,365
Fidelity Retailing Portfolio	31,208	1,694,580
Fidelity Small Cap Growth Fund	70,400	1,203,139
Fidelity Small Cap Stock Fund	3,373	68,674
Fidelity Small Cap Value Fund	115,793	1,854,997
Fidelity Software & Computer Services Portfolio	8,174	712,163
Fidelity Technology Portfolio (a)	160,093	15,761,147
Fidelity Telecom and Utilities Fund	273,528	4,770,327
Fidelity Telecommunications Portfolio	78,762	3,972,750
Fidelity Transportation Portfolio	29,350	1,671,474
Fidelity Utilities Portfolio	45,879	2,416,912
Fidelity Value Discovery Fund	582	9,001
Spartan 500 Index Fund Investor Class	69,648	3,270,681
Spartan Extended Market Index Fund Investor Class	186	7,495
Spartan Total Market Index Fund Investor Class	64,082	2,474,210
VIP Mid Cap Portfolio Investor Class	26,971	887,079
TOTAL DOMESTIC EQUITY FUNDS		162,115,051
International Equity Funds - 24.3%
Fidelity Canada Fund	38,580	2,306,311
Fidelity China Region Fund	4,967	158,445
Fidelity Diversified International Fund	66,230	2,062,404
Fidelity Emerging Asia Fund	92,255	2,896,816
Fidelity Emerging Markets Fund	60,782	1,597,960
Fidelity International Capital Appreciation Fund	221,152	2,959,019
Fidelity International Discovery Fund	215,070	7,284,435
Fidelity International Real Estate Fund	13,844	129,160
Fidelity International Small Cap Fund	35,211	788,028
Fidelity International Small Cap Opportunities Fund	179,788	1,943,505
Fidelity International Value Fund	397,985	3,394,816
Fidelity Japan Fund	81,595	855,932
Fidelity Japan Smaller Companies Fund	391,655	3,595,391
Fidelity Nordic Fund	74,814	2,658,885
Fidelity Overseas Fund	326	11,104
Fidelity Pacific Basin Fund	242,717	6,371,312
Spartan International Index Fund Investor Class	650,317	24,035,732
TOTAL INTERNATIONAL EQUITY FUNDS		63,049,255
TOTAL EQUITY FUNDS (Cost $177,501,010)		225,164,306
Fixed-Income Funds - 13.0%

Fidelity Floating Rate High Income Fund	128,320	1,258,823
Fidelity Focused High Income Fund	100,834	927,672
Fidelity High Income Fund	784,935	7,103,661
Fidelity New Markets Income Fund	34,551	550,048
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	27,261	$ 292,510
Spartan U.S. Bond Index Fund Investor Class	2,067,085	23,668,129
TOTAL FIXED-INCOME FUNDS (Cost $32,291,957)		33,800,843
Money Market Funds - 0.1%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $262,921)	262,921	262,921
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $210,055,888)	259,228,070
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42,576)
NET ASSETS - 100%	$ 259,185,494
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $63,847,958 of which $19,300,049 and $44,547,909 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $210,055,888) - See accompanying schedule		$ 259,228,070
Cash		9
Receivable for investments sold		111,017
Receivable for fund shares sold		1,585
Total assets		259,340,681

Liabilities
Payable for investments purchased	$ 1,395
Payable for fund shares redeemed	111,207
Accrued management fee	42,141
Distribution and service plan fees payable	444
Total liabilities		155,187

Net Assets		$ 259,185,494
Net Assets consist of:
Paid in capital		$ 269,294,286
Undistributed net investment income		503,924
Accumulated undistributed net realized gain (loss) on investments		(59,784,898)
Net unrealized appreciation (depreciation) on investments		49,172,182
Net Assets		$ 259,185,494

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($120,155 ÷ 12,527 shares)	$ 9.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,676,586 ÷ 384,480 shares)	$ 9.56

Investor Class: Net Asset Value, offering price and redemption price per share ($255,388,753 ÷ 26,609,465 shares)	$ 9.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 756,739

Expenses
Management fee	$ 312,479
Distribution and service plan fees	4,247
Independent trustees' compensation	435
Total expenses before reductions	317,161
Expense reductions	(64,346)	252,815
Net investment income (loss)		503,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,256,311
Capital gain distributions from underlying funds	1,037,688
Total net realized gain (loss)		4,293,999
Change in net unrealized appreciation (depreciation) on underlying funds		5,302,239
Net gain (loss)		9,596,238
Net increase (decrease) in net assets resulting from operations		$ 10,100,162

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 503,924	$ 2,331,238
Net realized gain (loss)	4,293,999	5,356,074
Change in net unrealized appreciation (depreciation)	5,302,239	21,545,551
Net increase (decrease) in net assets resulting from operations	10,100,162	29,232,863
Distributions to shareholders from net investment income	-	(2,346,549)
Distributions to shareholders from net realized gain	-	(529,855)
Total distributions	-	(2,876,404)
Share transactions - net increase (decrease)	21,368,263	19,899,359
Total increase (decrease) in net assets	31,468,425	46,255,818

Net Assets
Beginning of period	227,717,069	181,461,251
End of period (including undistributed net investment income of $503,924 and undistributed net investment income of $0, respectively)	$ 259,185,494	$ 227,717,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.02	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11	.13	.17	.17
Net realized and unrealized gain (loss)	.38	1.19	1.70	(4.14)	.74	.74
Total from investment operations	.40	1.29	1.81	(4.01)	.91	.91
Distributions from net investment income	-	(.10)	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	-	(.02)	(.01)	(.30)	(.74)	(.11)
Total distributions	-	(.12)	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 9.59	$ 9.19	$ 8.02	$ 6.32	$ 10.76	$ 10.72
Total Return B,C,D	4.35%	16.07%	28.56%	(38.14)%	8.52%	9.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	.40% A	1.20%	1.53%	1.52%	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 108	$ 112	$ 62	$ 118	$ 109
Portfolio turnover rate	29% A	38%	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.17	$ 8.00	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.10	.11	.15	.16
Net realized and unrealized gain (loss)	.38	1.19	1.68	(4.13)	.74	.74
Total from investment operations	.39	1.28	1.78	(4.02)	.89	.90
Distributions from net investment income	-	(.09)	(.09)	(.12)	(.11)	(.07)
Distributions from net realized gain	-	(.02)	(.01)	(.30)	(.74)	(.11)
Total distributions	-	(.11)	(.10)	(.42) I	(.85)	(.18)
Net asset value, end of period	$ 9.56	$ 9.17	$ 8.00	$ 6.32	$ 10.76	$ 10.72
Total Return B,C,D	4.25%	16.00%	28.17%	(38.19)%	8.36%	8.99%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	.25% A	1.05%	1.38%	1.37%	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 2,384	$ 886	$ 254	$ 118	$ 109
Portfolio turnover rate	29% A	38%	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 8.02	$ 6.32	$ 10.77	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11	.13	.17	.17
Net realized and unrealized gain (loss)	.38	1.20	1.70	(4.15)	.75	.74
Total from investment operations	.40	1.30	1.81	(4.02)	.92	.91
Distributions from net investment income	-	(.10)	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	-	(.02)	(.01)	(.30)	(.74)	(.11)
Total distributions	-	(.12)	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 9.60	$ 9.20	$ 8.02	$ 6.32	$ 10.77	$ 10.72
Total Return B,C,D	4.35%	16.20%	28.56%	(38.20)%	8.63%	9.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	.40% A	1.20%	1.53%	1.52%	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,389	$ 225,225	$ 180,463	$ 120,650	$ 176,456	$ 72,095
Portfolio turnover rate	29% A	38%	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio(the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$ 447,668,523	$ 29,358,219	$ (998,063)	$ 28,360,156
VIP FundsManager 50% Portfolio	658,434,785	106,183,400	(2,683,027)	103,500,373
VIP FundsManager 60% Portfolio	3,011,623,424	445,574,861	(15,731,371)	429,843,490
VIP FundsManager 70% Portfolio	497,770,858	109,336,690	(3,358,408)	105,978,282
VIP FundsManager 85% Portfolio	210,291,581	51,054,006	(2,117,517)	48,936,489

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	108,587,256	30,353,877
VIP FundsManager 50% Portfolio	119,743,963	49,764,765
VIP FundsManager 60% Portfolio	921,678,358	143,368,848
VIP FundsManager 70% Portfolio	88,217,471	44,791,590
VIP FundsManager 85% Portfolio	59,720,307	36,805,147

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2012.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 34	$ 1,008	$ 1,042
VIP FundsManager 50% Portfolio	32	3,956	3,988
VIP FundsManager 60% Portfolio	31	9,086	9,117
VIP FundsManager 70% Portfolio	35	4,034	4,069
VIP FundsManager 85% Portfolio	58	4,189	4,247

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2012. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver

VIP FundsManager 20% Portfolio	$ 108,279
VIP FundsManager 50% Portfolio	181,944
VIP FundsManager 60% Portfolio	752,509
VIP FundsManager 70% Portfolio	144,807
VIP FundsManager 85% Portfolio	62,607

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 34
Service Class 2	408
VIP FundsManager 50% Portfolio
Service Class	32
Service Class 2	1,630
VIP FundsManager 60% Portfolio
Service Class	31
Service Class 2	3,743
VIP FundsManager 70% Portfolio
Service Class	35
Service Class 2	1,620
VIP FundsManager 85% Portfolio
Service Class	58
Service Class	1,681

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 1,048
Service Class 2	-	8,152
Investor Class	-	6,075,567
Total	$ -	$ 6,084,767
From net realized gain
Service Class	$ -	$ 81
Service Class 2	-	684
Investor Class	-	470,133
Total	$ -	$ 470,898

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2011	Year ended December 31, 2010
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ -	$ 939
Service Class 2	-	14,288
Investor Class	-	10,252,106
Total	$ -	$ 10,267,333
From net realized gain
Service Class	$ -	$ 109
Service Class 2	-	1,824
Investor Class	-	1,190,567
Total	$ -	$ 1,192,500
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ -	$ 721
Service Class 2	-	1,352
Investor Class	-	30,779,852
Total	$ -	$ 30,781,925
From net realized gain
Service Class	$ -	$ 126
Service Class 2	-	263
Investor Class	-	5,386,474
Total	$ -	$ 5,386,863
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 879
Service Class 2	-	31,248
Investor Class	-	7,076,119
Total	$ -	$ 7,108,246
From net realized gain
Service Class	$ -	$ 131
Service Class 2	-	5,118
Investor Class	-	1,058,632
Total	$ -	$ 1,063,881
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 1,117
Service Class 2	-	22,357
Investor Class	-	2,323,075
Total	$ -	$ 2,346,549
From net realized gain
Service Class	$ -	$ 265
Service Class 2	-	4,938
Investor Class	-	524,652
Total	$ -	$ 529,855

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
VIP FundsManager 20% Portfolio
Service Class
Shares sold	75	659	$ 808	$ 6,790
Reinvestment of distributions	-	106	-	1,129
Shares redeemed	(147)	(511)	(1,577)	(5,283)
Net increase (decrease)	(72)	254	$ (769)	$ 2,636
Service Class 2
Shares sold	57,250	41,662	$ 616,354	$ 429,404
Reinvestment of distributions	-	834	-	8,836
Shares redeemed	(15,024)	(31,113)	(162,375)	(317,711)
Net increase (decrease)	42,226	11,383	$ 453,979	$ 120,529
Investor Class
Shares sold	7,875,419	11,323,659	$ 85,036,532	$ 117,452,842
Reinvestment of distributions	-	616,937	-	6,545,700
Shares redeemed	(1,057,798)	(2,038,861)	(11,414,027)	(21,152,505)
Net increase (decrease)	6,817,621	9,901,735	$ 73,622,505	$ 102,846,037
VIP FundsManager 50% Portfolio
Service Class
Shares sold	107	5,522	$ 1,104	$ 51,566
Reinvestment of distributions	-	105	-	1,048
Shares redeemed	(63)	(5,815)	(649)	(55,467)
Net increase (decrease)	44	(188)	$ 455	$ (2,853)
Service Class 2
Shares sold	651,319	75,310	$ 6,728,332	$ 705,935
Reinvestment of distributions	-	1,613	-	16,112
Shares redeemed	(18,604)	(34,407)	(190,919)	(330,903)
Net increase (decrease)	632,715	42,516	$ 6,537,413	$ 391,144
Investor Class
Shares sold	7,445,996	13,058,689	$ 76,508,656	$ 124,486,934
Reinvestment of distributions	-	1,143,124	-	11,442,673
Shares redeemed	(1,902,237)	(4,274,874)	(19,541,232)	(40,101,396)
Net increase (decrease)	5,543,759	9,926,939	$ 56,967,424	$ 95,828,211
VIP FundsManager 60% Portfolio
Service Class
Shares sold	152	248	$ 1,540	$ 2,278
Reinvestment of distributions	-	86	-	847
Shares redeemed	(81)	(90)	(826)	(820)
Net increase (decrease)	71	244	$ 714	$ 2,305
Service Class 2
Shares sold	2,004,890	6,329	$ 20,414,868	$ 58,369
Reinvestment of distributions	-	164	-	1,615
Shares redeemed	(436,063)	(3,203)	(4,435,866)	(30,616)
Net increase (decrease)	1,568,827	3,290	$ 15,979,002	$ 29,368
Investor Class
Shares sold	76,016,961	132,846,745	$ 773,122,209	$ 1,219,167,948
Reinvestment of distributions	-	3,664,268	-	36,166,326
Shares redeemed	(3,463,018)	(6,444,533)	(35,223,823)	(58,407,482)
Net increase (decrease)	72,553,943	130,066,480	$ 737,898,386	$ 1,196,926,792

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
VIP FundsManager 70% Portfolio
Service Class
Shares sold	106	105	$ 1,038	$ 916
Reinvestment of distributions	-	107	-	1,010
Shares redeemed	(43)	(1,257)	(425)	(10,260)
Net increase (decrease)	63	(1,045)	$ 613	$ (8,334)
Service Class 2
Shares sold	97,449	117,792	$ 942,839	$ 1,007,136
Reinvestment of distributions	-	3,844	-	36,366
Shares redeemed	(8,393)	(22,656)	(82,693)	(200,352)
Net increase (decrease)	89,056	98,980	$ 860,146	$ 843,150
Investor Class
Shares sold	5,625,843	8,149,816	$ 55,178,889	$ 71,824,236
Reinvestment of distributions	-	859,002	-	8,134,751
Shares redeemed	(1,734,838)	(5,325,112)	(17,034,502)	(46,181,415)
Net increase (decrease)	3,891,005	3,683,706	$ 38,144,387	$ 33,777,572
VIP FundsManager 85% Portfolio
Service Class
Shares sold	1,054	1,159	$ 9,977	$ 9,612
Reinvestment of distributions	-	152	-	1,382
Shares redeemed	(310)	(3,505)	(2,961)	(28,420)
Net increase (decrease)	744	(2,194)	$ 7,016	$ (17,426)
Service Class 2
Shares sold	138,268	201,721	$ 1,289,771	$ 1,678,857
Reinvestment of distributions	-	2,991	-	27,295
Shares redeemed	(13,724)	(55,498)	(131,925)	(443,818)
Net increase (decrease)	124,544	149,214	$ 1,157,846	$ 1,262,334
Investor Class
Shares sold	3,345,591	6,173,674	$ 31,813,909	$ 52,921,384
Reinvestment of distributions	-	312,144	-	2,847,727
Shares redeemed	(1,220,059)	(4,493,396)	(11,610,508)	(37,114,660)
Net increase (decrease)	2,125,532	1,992,422	$ 20,203,401	$ 18,654,451

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following VIP FundsManager Portfolios were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 60% Portfolio

Fidelity Insurance Portfolio	27%
Fidelity Consumer Discretionary Portfolio	26%
Fidelity International Value Fund	17%
Fidelity Industrial Equipment Portfolio	16%
Fidelity Banking Portfolio	13%
Fidelity Financial Services Portfolio	12%
Fidelity Industrials Portfolio	11%
Fidelity Multimedia Portfolio	11%
Fidelity Nordic Fund	11%
Fidelity Construction and Housing Portfolio	10%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Insurance Portfolio	39%
Fidelity Consumer Discretionary Portfolio	37%
Fidelity International Value Fund	24%
Fidelity Industrial Equipment Portfolio	21%

In addition, at the end of the period, FMR or its affiliates were the owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
VIP FundsManager 20% Portfolio	99%
VIP FundsManager 50% Portfolio	99%
VIP FundsManager 60% Portfolio	41%
VIP FundsManager 70% Portfolio	99%
VIP FundsManager 85% Portfolio	99%

In addition, at the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of VIP FundsManager 60% Portfolio:

MetLife Investors USA Insurance Company	55%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0811
1.833444.105

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Fidelity® VIP Investment Grade Central Fund Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity® VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.43%
Actual		$ 1,000.00	$ 1,030.90	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16
Service Class	.53%
Actual		$ 1,000.00	$ 1,030.40	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66
Service Class 2.68%
Actual		$ 1,000.00	$ 1,029.10	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Investor Class	.46%
Actual		$ 1,000.00	$ 1,031.00	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations 63.3%	U.S. Government and U.S. Government Agency Obligations†† 69.8%
AAA 7.7%	AAA 7.8%
AA 2.5%	AA 2.2%
A 7.9%	A 7.6%
BBB 12.5%	BBB 13.2%
BB and Below 6.2%	BB and Below 5.8%
Not Rated † 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets *** (0.1)%	Short-Term Investments and Net Other Assets *** (6.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of June 30, 2011
6 months ago
Years	6.1	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	4.8	4.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Corporate Bonds 25.3%		Corporate Bonds 24.7%
	U.S. Government and U.S. Government Agency Obligations 63.3%		U.S. Government and U.S. Government Agency Obligations†† 69.8%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.6%
	CMOs and Other Mortgage Related Securities 8.4%		CMOs and Other Mortgage Related Securities 8.9%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets *** (0.1)%		Short-Term Investments and Net Other Assets *** (6.5)%
* Foreign investments	3.2%	** Foreign investments	3.3%
* Futures and Swaps	2.1%	** Futures and Swaps	2.4%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Amount represents less than 0.1%.

†† Includes FDIC Guaranteed Corporate Securities

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.0%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.0%
Fidelity VIP Investment Grade Central Fund (e)	26,337,750	$ 2,805,497,110
HIGH YIELD FIXED-INCOME FUNDS - 2.0%
Fidelity Specialized High Income Central Fund (c)	573,104	58,158,582
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,764,010,752)		2,863,655,692
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,475,417)	$ 1,750,000	1,902,315
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5858% 1/22/13 (a)(b)	1,800,000	27,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/8/16 (a)	968,234	986,045
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	729,703
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	435,983
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (d)	1,830,000	189,405
Series 2006-2 Class AIO, 6% 8/25/11 (d)	1,650,477	16,505
Series 2006-3 Class AIO, 7.1% 1/25/12 (d)	9,526,589	261,981
Series 2006-4 Class AIO, 6.35% 2/27/12 (d)	7,800,000	256,285
Series 2007-1 Class AIO, 7.27% 4/25/12 (d)	9,280,000	473,280
Series 2007-2 Class AIO, 6.7% 7/25/12 (d)	6,820,000	425,335
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $3,817,997)		3,801,522
Collateralized Mortgage Obligations - 0.8%
	Principal Amount	Value
Private Sponsor - 0.8%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9158% 11/25/35 (b)	$ 10,047,765	$ 6,068,981
Class 2A3, 1.795% 11/25/35 (b)	2,383,879	1,427,112
Series 2005-56:
Class 4A1, 0.4958% 11/25/35 (b)	1,865,234	1,112,738
Class 5A1, 0.5058% 11/25/35 (b)	3,026,427	1,675,186
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4258% 4/25/36 (b)	5,009,337	2,806,663
Series 2006-5 Class A1A, 0.3758% 7/25/36 (b)	3,852,518	2,077,863
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3958% 5/25/47 (b)	625,203	422,921
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3558% 2/25/37 (b)	1,739,382	1,165,858
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.295% 1/25/46 (b)	4,124,480	2,365,476
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.3758% 7/25/46 (b)	7,966,007	4,614,412
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.7374% 3/25/35 (b)	1,001,850	393,833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,143,163)		24,131,043
Cash Equivalents - 1.1%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $31,073,000)	$ 31,073,048	31,073,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,826,520,329)	2,924,563,572
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,224,714)
NET ASSETS - 100%	$ 2,920,338,858
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,081,046 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,073,000 due 7/01/11 at 0.06%
BNP Paribas Securities Corp.	$ 5,017,258
Barclays Capital, Inc.	969,455
Mizuho Securities USA, Inc.	15,051,772
UBS Securities LLC	10,034,515
$ 31,073,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 1,907,061
Fidelity VIP Investment Grade Central Fund	47,382,910
Total	$ 49,289,971
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 55,590,665	$ 1,907,061	$ -	$ 58,158,582	13.0%
Fidelity VIP Investment Grade Central Fund	2,820,191,876	55,649,086	105,015,881	2,805,497,110	74.1%
Total	$ 2,875,782,541	$ 57,556,147	$ 105,015,881	$ 2,863,655,692
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,902,315	$ -	$ 1,902,315	$ -
Asset-Backed Securities	3,801,522	-	3,774,522	27,000
Collateralized Mortgage Obligations	24,131,043	-	24,131,043	-
Fixed-Income Funds	2,863,655,692	2,863,655,692	-	-
Cash Equivalents	31,073,000	-	31,073,000	-
Total Investments in Securities:	$ 2,924,563,572	$ 2,863,655,692	$ 60,880,880	$ 27,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 507,609
Total Realized Gain (Loss)	(1,728,293)
Total Unrealized Gain (Loss)	1,751,745
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(14,452)
Transfers in to Level 3	-
Transfers out of Level 3	(489,609)
Ending Balance	$ 27,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 1,751,745

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $31,073,000) - See accompanying schedule: Unaffiliated issuers (cost $62,509,577)	$ 60,907,880
Fidelity Central Funds (cost $2,764,010,752)	2,863,655,692
Total Investments (cost $2,826,520,329)		$ 2,924,563,572
Cash		945
Receivable for fund shares sold		1,794,244
Interest receivable		60,318
Total assets		2,926,419,079

Liabilities
Payable for fund shares redeemed	4,723,134
Accrued management fee	768,422
Distribution and service plan fees payable	240,727
Other affiliated payables	254,761
Other payables and accrued expenses	93,177
Total liabilities		6,080,221

Net Assets		$ 2,920,338,858
Net Assets consist of:
Paid in capital		$ 2,769,669,500
Undistributed net investment income		43,808,075
Accumulated undistributed net realized gain (loss) on investments		8,818,040
Net unrealized appreciation (depreciation) on investments		98,043,243
Net Assets		$ 2,920,338,858

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,073,297,450 ÷ 82,537,698 shares)	$ 13.00

Service Class: Net Asset Value, offering price and redemption price per share ($275,584,127 ÷ 21,376,138 shares)	$ 12.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,038,332,688 ÷ 81,480,244 shares)	$ 12.74

Investor Class: Net Asset Value, offering price and redemption price per share ($533,124,593 ÷ 41,117,268 shares)	$ 12.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 2,753,780
Income from Fidelity Central Funds		49,289,971
Total income		52,043,751

Expenses
Management fee	$ 4,564,839
Transfer agent fees	1,147,760
Distribution and service plan fees	1,425,074
Accounting fees and expenses	465,160
Custodian fees and expenses	3,616
Independent trustees' compensation	5,323
Registration fees	8,071
Audit	24,189
Legal	3,095
Interest	1,810
Miscellaneous	18,473
Total expenses before reductions	7,667,410
Expense reductions	(16,097)	7,651,313
Net investment income (loss)		44,392,438
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,730,914)
Fidelity Central Funds	625,917
Capital gain distributions from Fidelity Central Funds	8,274,610
Total net realized gain (loss)		7,169,613
Change in net unrealized appreciation (depreciation) on investment securities		34,418,415
Net gain (loss)		41,588,028
Net increase (decrease) in net assets resulting from operations		$ 85,980,466

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,392,438	$ 102,126,066
Net realized gain (loss)	7,169,613	110,462,115
Change in net unrealized appreciation (depreciation)	34,418,415	20,788,788
Net increase (decrease) in net assets resulting from operations	85,980,466	233,376,969
Distributions to shareholders from net investment income	(1,140,099)	(102,934,619)
Distributions to shareholders from net realized gain	(48,796,244)	(32,318,250)
Total distributions	(49,936,343)	(135,252,869)
Share transactions - net increase (decrease)	(59,628,240)	(261,188,374)
Total increase (decrease) in net assets	(23,584,117)	(163,064,274)

Net Assets
Beginning of period	2,943,922,975	3,106,987,249
End of period (including undistributed net investment income of $43,808,075 and undistributed net investment income of $555,736, respectively)	$ 2,920,338,858	$ 2,943,922,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.48	$ 11.84	$ 12.76	$ 12.76	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.203	.443	.510	.592	.610	.591
Net realized and unrealized gain (loss)	.186	.528	1.266	(.987)	(.076)	(.060)
Total from investment operations	.389	.971	1.776	(.395)	.534	.531
Distributions from net investment income	(.005)	(.476)	(1.087)	(.515)	(.534)	(.501)
Distributions from net realized gain	(.214)	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.219)	(.621)	(1.136)	(.525)	(.534)	(.531)
Net asset value, end of period	$ 13.00	$ 12.83	$ 12.48	$ 11.84	$ 12.76	$ 12.76
Total Return B,C,D	3.09%	7.80%	15.72%	(3.25)%	4.35%	4.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.43% A	.43%	.45%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.43% A	.42%	.45%	.43%	.43%	.44%
Expenses net of all reductions	.43% A	.42%	.45%	.43%	.43%	.44%
Net investment income (loss)	3.19% A	3.38%	4.19%	4.84%	4.88%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073,297	$ 1,110,373	$ 1,083,773	$ 936,912	$ 1,134,915	$ 1,184,942
Portfolio turnover rate G	4% A	8%	3%	14%	2%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 12.39	$ 11.75	$ 12.68	$ 12.68	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.195	.427	.495	.572	.593	.575
Net realized and unrealized gain (loss)	.184	.521	1.262	(.986)	(.069)	(.053)
Total from investment operations	.379	.948	1.757	(.414)	.524	.522
Distributions from net investment income	(.005)	(.463)	(1.068)	(.506)	(.524)	(.492)
Distributions from net realized gain	(.214)	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.219)	(.608)	(1.117)	(.516)	(.524)	(.522)
Net asset value, end of period	$ 12.89	$ 12.73	$ 12.39	$ 11.75	$ 12.68	$ 12.68
Total Return B,C,D	3.04%	7.68%	15.67%	(3.42)%	4.29%	4.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.53% A	.53%	.54%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.53% A	.52%	.54%	.53%	.53%	.54%
Expenses net of all reductions	.53% A	.52%	.54%	.53%	.53%	.54%
Net investment income (loss)	3.09% A	3.28%	4.09%	4.75%	4.78%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,584	$ 283,962	$ 259,246	$ 202,501	$ 147,990	$ 99,633
Portfolio turnover rate G	4% A	8%	3%	14%	2%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.26	$ 11.62	$ 12.55	$ 12.56	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.184	.402	.473	.551	.568	.551
Net realized and unrealized gain (loss)	.175	.520	1.244	(.975)	(.064)	(.053)
Total from investment operations	.359	.922	1.717	(.424)	.504	.498
Distributions from net investment income	(.005)	(.437)	(1.028)	(.496)	(.514)	(.478)
Distributions from net realized gain	(.214)	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.219)	(.582)	(1.077)	(.506)	(.514)	(.508)
Net asset value, end of period	$ 12.74	$ 12.60	$ 12.26	$ 11.62	$ 12.55	$ 12.56
Total Return B,C,D	2.91%	7.55%	15.47%	(3.54)%	4.17%	4.14%
Ratios to Average Net Assets F,H
Expenses before reductions	.68% A	.68%	.69%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.68% A	.67%	.69%	.67%	.68%	.69%
Expenses net of all reductions	.68% A	.67%	.69%	.67%	.68%	.69%
Net investment income (loss)	2.94% A	3.13%	3.94%	4.60%	4.63%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,038,333	$ 1,011,652	$ 1,240,935	$ 930,150	$ 1,018,017	$ 497,504
Portfolio turnover rate G	4% A	8%	3%	14%	2%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.45	$ 11.81	$ 12.73	$ 12.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.201	.438	.511	.586	.603	.583
Net realized and unrealized gain (loss)	.188	.529	1.263	(.983)	(.079)	(.055)
Total from investment operations	.389	.967	1.774	(.397)	.524	.528
Distributions from net investment income	(.005)	(.472)	(1.085)	(.513)	(.534)	(.508)
Distributions from net realized gain	(.214)	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.219)	(.617)	(1.134)	(.523)	(.534)	(.538)
Net asset value, end of period	$ 12.97	$ 12.80	$ 12.45	$ 11.81	$ 12.73	$ 12.74
Total Return B,C,D	3.10%	7.79%	15.75%	(3.28)%	4.28%	4.33%
Ratios to Average Net Assets F,H
Expenses before reductions	.46% A	.46%	.48%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45%	.46%	.48%
Expenses net of all reductions	.46% A	.45%	.45%	.45%	.46%	.48%
Net investment income (loss)	3.16% A	3.35%	4.18%	4.82%	4.84%	4.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 533,125	$ 537,936	$ 523,032	$ 306,413	$ 284,223	$ 168,456
Portfolio turnover rate G	4% A	8%	3%	14%	2%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity® Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,103,159
Gross unrealized depreciation	(3,196,305)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,906,854

Tax cost	$ 2,771,656,718

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $57,550,487 and $107,895,882, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 138,275
Service Class 2	1,286,799
$ 1,425,074

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 401,792
Service Class	99,526
Service Class 2	367,654
Investor Class	278,788
$ 1,147,760

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 40,723,000.40%		$ 1,810

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,165 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations *	Reimbursement from adviser
Investor Class	0.45%	$ 16,097

* Effective May 1, 2011 the expense limitations were eliminated.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 425,657	$ 39,652,079
Service Class	108,721	9,934,693
Service Class 2	403,787	33,971,385
Investor Class	201,934	19,376,462
Total	$ 1,140,099	$ 102,934,619
From net realized gain
Initial Class	$ 18,218,099	$ 12,070,578
Service Class	4,653,265	3,112,885
Service Class 2	17,282,087	11,186,239
Investor Class	8,642,793	5,948,548
Total	$ 48,796,244	$ 32,318,250

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	6,776,101	14,591,614	$ 87,044,820	$ 191,644,371
Reinvestment of distributions	1,484,375	4,047,794	18,643,756	51,722,657
Shares redeemed	(12,239,782)	(18,940,310)	(156,238,821)	(248,258,905)
Net increase (decrease)	(3,979,306)	(300,902)	$ (50,550,245)	$ (4,891,877)
Service Class
Shares sold	1,003,017	4,596,946	$ 12,830,402	$ 59,682,718
Reinvestment of distributions	382,182	1,029,933	4,761,986	13,047,578
Shares redeemed	(2,312,109)	(4,250,312)	(29,430,821)	(55,672,659)
Net increase (decrease)	(926,910)	1,376,567	$ (11,838,433)	$ 17,057,637
Service Class 2
Shares sold	7,271,028	15,013,576	$ 91,745,761	$ 192,078,938
Reinvestment of distributions	1,435,542	3,601,813	17,685,874	45,157,624
Shares redeemed	(7,535,929)	(39,548,465)	(95,064,613)	(509,866,109)
Net increase (decrease)	1,170,641	(20,933,076)	$ 14,367,022	$ (272,629,547)
Investor Class
Shares sold	3,252,371	8,642,451	$ 41,797,256	$ 113,090,085
Reinvestment of distributions	706,448	1,988,124	8,844,727	25,325,010
Shares redeemed	(4,870,610)	(10,609,871)	(62,248,567)	(139,139,682)
Net increase (decrease)	(911,791)	20,704	$ (11,606,584)	$ (724,587)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2011 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.0027%	$ 1,000.00	$ 1,033.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations 65.8%	U.S. Government and U.S. Government Agency Obligations † 72.9%
AAA 7.9%	AAA 8.2%
AA 2.7%	AA 2.3%
A 8.3%	A 7.9%
BBB 13.1%	BBB 13.5%
BB and Below 3.4%	BB and Below 3.2%
Not Rated†† 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets*** (1.2)%	Short-Term Investments and Net Other Assets*** (8.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2011
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	5.0	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2011*	As of December 31, 2010**
Corporate Bonds 24.3%	Corporate Bonds 23.9%
U.S. Government and U.S. Government Agency Obligations 65.8%	U.S. Government and U.S. Government Agency Obligations † 72.9%
Asset-Backed Securities 2.6%	Asset-Backed Securities 2.6%
CMOs and Other Mortgage Related Securities 8.0%	CMOs and Other Mortgage Related Securities 8.2%
Municipal Bonds 0.4%	Municipal Bonds 0.3%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets*** (1.2)%	Short-Term Investments and Net Other Assets*** (8.1)%
* Foreign investments 3.3%	** Foreign investments 3.2%
* Futures and Swaps 2.2%	** Futures and Swaps 2.4%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

†† Amount represents less than 0.1%

Not Part of Financial Report

Investments June 30, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,600,000	$ 2,816,037
5.875% 1/15/36	5,675,000	5,385,149
		8,201,186
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	1,949,639
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,264,194
5.7% 5/15/18	2,400,000	2,676,442
6.4% 3/1/40	2,884,000	3,086,526
6.45% 3/15/37	1,410,000	1,508,073
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,689,213
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,785,090
6.35% 6/1/40	2,421,000	2,571,434
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,259,402
5.15% 4/30/20 (c)	3,234,000	3,412,611
6.4% 4/30/40 (c)	3,340,000	3,589,648
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,276,233
News America, Inc.:
6.15% 3/1/37	1,745,000	1,767,650
6.2% 12/15/34	5,840,000	5,964,205
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,772,750
6.2% 7/1/13	7,000,000	7,676,914
6.75% 7/1/18	4,425,000	5,129,022
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,299,519
6.5% 11/15/36	2,337,000	2,491,520
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,333,948
6.75% 10/5/37	935,000	1,029,765
		66,533,798
TOTAL CONSUMER DISCRETIONARY		74,734,984
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,818,098
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,375,176
		4,193,274

	Principal Amount	Value
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	$ 3,890,000	$ 3,787,674
6.302% 6/1/37 (j)	924,000	899,745
		4,687,419
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,927,493
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,464,020
6.125% 2/1/18	3,684,000	4,236,106
6.5% 8/11/17	3,514,000	4,128,623
		16,756,242
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	5,844,906
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,114,650
5.65% 5/16/18	2,751,000	3,091,667
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,192,053
		15,243,276
TOTAL CONSUMER STAPLES		40,880,211
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,944,718
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	3,902,000	4,055,286
		8,000,004
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,869,669
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,465,175
ConocoPhillips 5.75% 2/1/19	3,900,000	4,482,621
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,045,099
Duke Capital LLC 6.25% 2/15/13	855,000	920,971
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,598,029
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,766,426
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	355,577
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,344,904
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	2,187,000	2,246,806
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,657,653
6.85% 1/15/40 (c)	5,616,000	6,477,865
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,862,240
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 5,405,000	$ 5,118,049
6.4% 5/15/37	2,125,000	2,119,719
NGPL PipeCo LLC 6.514% 12/15/12 (c)	2,360,000	2,481,417
Pemex Project Funding Master Trust 0.8529% 12/3/12 (c)(j)	410,000	408,975
Petro-Canada:
6.05% 5/15/18	1,480,000	1,674,826
6.8% 5/15/38	3,485,000	3,930,829
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,676,485
5.75% 1/20/20	5,289,000	5,642,067
6.875% 1/20/40	2,427,000	2,621,160
7.875% 3/15/19	4,277,000	5,153,143
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,262,590
5% 2/1/21	1,191,000	1,210,243
6.125% 1/15/17	1,250,000	1,398,039
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,089,360
5.5% 9/30/14 (c)	2,808,000	3,071,390
5.832% 9/30/16 (c)	1,996,188	2,175,844
6.332% 9/30/27 (c)	2,415,000	2,541,449
6.75% 9/30/19 (c)	1,838,000	2,132,080
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	665,613
4.6% 6/15/21	873,000	861,524
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,302,715
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	712,446
Western Gas Partners LP 5.375% 6/1/21	3,820,000	3,933,645
		107,276,643
TOTAL ENERGY		115,276,647
FINANCIALS - 12.5%
Capital Markets - 2.0%
Bear Stearns Companies, Inc. 5.3% 10/30/15	4,375,000	4,792,751
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,162,619
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,278,555
5.625% 1/15/17	3,000,000	3,174,255
5.95% 1/18/18	755,000	813,396
6.15% 4/1/18	5,954,000	6,476,761

	Principal Amount	Value
6.25% 2/1/41	$ 670,000	$ 675,475
6.75% 10/1/37	3,421,000	3,420,942
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	2,071,000	2,083,940
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,097,589
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,899,133
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,572,376
7.125% 5/15/15	5,585,000	6,281,958
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,921,010
6.4% 8/28/17	1,989,000	2,169,933
6.875% 4/25/18	1,676,000	1,853,441
Morgan Stanley:
4% 7/24/15	3,743,000	3,807,660
4.75% 4/1/14	2,554,000	2,661,503
5.95% 12/28/17	2,100,000	2,256,261
6% 5/13/14	2,392,000	2,604,419
6.625% 4/1/18	10,165,000	11,192,173
		76,196,150
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,480,000	6,675,644
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	4,785,000	4,572,068
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,589,831
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(j)	280,110	275,908
Discover Bank:
7% 4/15/20	1,891,000	2,099,061
8.7% 11/18/19	6,339,000	7,642,875
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,884,309
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,170,878
8.25% 3/1/38	4,319,000	5,164,073
Fifth Third Bank 4.75% 2/1/15	487,000	512,462
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,585,000	1,557,263
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,500,862
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,131,297
KeyBank NA:
5.45% 3/3/16	1,618,000	1,754,582
5.8% 7/1/14	2,049,000	2,245,774
6.95% 2/1/28	800,000	882,803
KeyCorp. 5.1% 3/24/21	1,855,000	1,888,010
Korea Development Bank 5.3% 1/17/13	3,805,000	4,005,622
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (j)	269,000	268,493
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 1,796,000	$ 1,892,833
5% 1/17/17	2,918,000	3,155,913
5.25% 9/4/12	1,200,000	1,244,213
Regions Bank:
6.45% 6/26/37	3,952,000	3,698,637
7.5% 5/15/18	2,383,000	2,466,405
Regions Financial Corp.:
5.75% 6/15/15	814,000	801,790
7.75% 11/10/14	2,367,000	2,507,029
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,580,721
SunTrust Banks, Inc. 3.6% 4/15/16	3,163,000	3,192,157
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,727,719
Wachovia Corp. 4.875% 2/15/14	785,000	834,825
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,455,736
3.676% 6/15/16	1,714,000	1,759,987
3.75% 10/1/14	3,750,000	3,950,828
		92,090,608
Consumer Finance - 0.7%
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,010,990
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,551,685
2.95% 5/9/16	774,000	777,879
3.5% 6/29/15	799,000	829,769
5.625% 9/15/17	2,420,000	2,670,187
5.625% 5/1/18	9,700,000	10,603,623
5.875% 1/14/38	3,600,000	3,641,645
6.375% 11/15/67 (j)	4,000,000	4,100,000
		27,185,778
Diversified Financial Services - 2.3%
Bank of America Corp. 5.75% 12/1/17	12,290,000	13,059,969
BP Capital Markets PLC:
3.125% 10/1/15	3,694,000	3,790,960
4.742% 3/11/21	3,000,000	3,092,649
Capital One Capital V 10.25% 8/15/39	1,378,000	1,460,680
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,927,061
4.75% 5/19/15	10,152,000	10,732,197
5.5% 4/11/13	1,390,000	1,475,479
6.125% 5/15/18	6,240,000	6,868,187
6.5% 8/19/13	8,073,000	8,778,104
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,223,562
4.625% 5/10/21	10,000,000	9,912,110

	Principal Amount	Value
6.3% 4/23/19	$ 3,920,000	$ 4,415,888
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	4,015,923
5.35% 4/15/12 (c)	1,700,000	1,739,471
5.5% 1/15/14 (c)	2,405,000	2,583,220
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,125,139
5.15% 3/15/20	1,545,000	1,637,349
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,771,740
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	500,000	504,730
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	1,010,920
		88,125,338
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,064,946
Aon Corp.:
3.125% 5/27/16	1,851,000	1,844,057
3.5% 9/30/15	1,538,000	1,580,155
5% 9/30/20	1,792,000	1,836,223
6.25% 9/30/40	1,150,000	1,197,571
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	453,679
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	3,810,000	3,605,296
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	4,807,638
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,455,000	2,015,808
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,201,495
4.75% 2/8/21	1,477,000	1,504,638
5.875% 2/6/41	1,140,000	1,145,681
6.75% 6/1/16	3,234,000	3,762,474
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,149,994
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,465,762
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,535,538
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,171,205
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,928,625
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,993,471
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,694,176
Prudential Financial, Inc.:
7.375% 6/15/19	1,250,000	1,481,558
8.875% 6/15/38 (j)	4,682,000	5,466,235
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,688,701
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp. 5.75% 5/15/18	$ 1,895,000	$ 2,138,473
Unum Group 5.625% 9/15/20	2,099,000	2,196,610
		69,930,009
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	520,810
Camden Property Trust 5.375% 12/15/13	2,985,000	3,252,465
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,654,000	1,629,599
5.375% 10/15/12	1,764,000	1,815,615
7.5% 4/1/17	1,944,000	2,200,313
Duke Realty LP 4.625% 5/15/13	1,047,000	1,098,142
Equity One, Inc.:
5.375% 10/15/15	455,000	479,788
6% 9/15/17	2,405,000	2,555,988
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,507,182
5.9% 4/1/20	1,046,000	1,145,365
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,231,642
6.25% 6/15/17	4,455,000	4,854,306
UDR, Inc. 5.5% 4/1/14	3,685,000	3,945,898
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	967,932
		27,205,045
Real Estate Management & Development - 2.2%
AMB Property LP 5.9% 8/15/13	2,575,000	2,762,130
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,727,417
6.125% 4/15/20	1,392,000	1,479,954
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,357,205
5.75% 4/1/12	1,376,000	1,421,780
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,590,303
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,902,815
5.25% 3/15/21	1,953,000	1,941,552
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,418,777
5.5% 3/1/16	1,270,000	1,371,319
5.625% 8/15/11	3,781,000	3,798,888
5.95% 2/15/17	928,000	1,017,376
6.25% 5/15/13	2,913,000	3,138,484
6.5% 1/15/18	2,445,000	2,717,791
ERP Operating LP:
4.75% 7/15/20	2,827,000	2,864,907

	Principal Amount	Value
5.375% 8/1/16	$ 1,066,000	$ 1,169,079
5.5% 10/1/12	3,560,000	3,745,893
5.75% 6/15/17	5,343,000	5,920,140
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,195,914
5.5% 12/15/16	2,290,000	2,494,021
6.625% 10/1/17	2,673,000	3,063,763
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,870,211
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,318,701
Regency Centers LP:
5.875% 6/15/17	1,827,000	2,024,026
6.75% 1/15/12	2,035,000	2,095,741
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,619,552
5.1% 6/15/15	2,220,000	2,449,828
Tanger Properties LP:
6.125% 6/1/20	3,576,000	3,952,095
6.15% 11/15/15	349,000	389,383
		81,819,045
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.875% 1/5/21	3,450,000	3,618,319
6.5% 8/1/16	3,000,000	3,344,157
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,409,545
		10,372,021
TOTAL FINANCIALS		472,923,994
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,469,551
5.25% 6/15/12	3,016,000	3,137,774
6.25% 6/15/14	1,108,000	1,247,371
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,623,417
		10,478,113
INDUSTRIALS - 0.5%
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,356,055	1,428,876
6.795% 2/2/20	2,152,868	2,128,540
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,824,378	2,880,865
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 1,111,974	$ 1,067,495
8.36% 1/20/19	4,348,022	4,521,943
		12,027,719
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	7,894,015
TOTAL INDUSTRIALS		19,921,734
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,676,084
7.6% 5/15/14	7,213,000	8,362,045
		12,038,129
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,197,131
ArcelorMittal SA 3.75% 3/1/16	996,000	1,006,660
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,554,053
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,521,993
		9,279,837
TOTAL MATERIALS		21,317,966
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38	364,000	385,468
6.8% 5/15/36	10,939,000	12,230,294
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,570,102
6.45% 6/15/21	5,761,000	5,691,442
7.6% 9/15/39	2,898,000	2,787,528
Sprint Capital Corp. 6.875% 11/15/28	3,000,000	2,850,000
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,084,652
5.25% 10/1/15	192,000	199,525
6.999% 6/4/18	3,792,000	4,145,183
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,491,607
5.855% 2/4/13	1,438,000	1,524,691
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,508,352
6.25% 4/1/37	1,380,000	1,464,441

	Principal Amount	Value
6.9% 4/15/38	$ 2,420,000	$ 2,776,108
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,143,666
		43,853,059
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.125% 5/1/12	1,130,000	1,198,070
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,113,320
5.875% 10/1/19	4,711,000	5,221,724
6.35% 3/15/40	1,471,000	1,547,364
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,257,175
Vodafone Group PLC 5% 12/16/13	2,775,000	3,018,773
		17,356,426
TOTAL TELECOMMUNICATION SERVICES		61,209,485
UTILITIES - 2.7%
Electric Utilities - 1.4%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,092,947
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,672,763
AmerenUE 6.4% 6/15/17	3,819,000	4,424,369
Commonwealth Edison Co. 1.625% 1/15/14	4,011,000	4,038,187
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,556,734
6.4% 9/15/20 (c)	5,907,000	6,106,409
Edison International 3.75% 9/15/17	2,401,000	2,410,398
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	941,842
6% 2/2/18 (c)	1,864,000	1,723,859
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,074,887
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,061,772
6.05% 8/15/21	3,013,000	3,239,912
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	2,670,000	2,604,225
3.75% 11/15/20 (c)	525,000	494,521
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,691,675
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,255,692
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,547,269
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,318,069
5.625% 1/15/16	2,000,000	2,254,138
		54,509,668
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	$ 1,182,000	$ 1,161,704
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,537,070
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,377,294
6.5% 5/1/18	2,640,000	2,977,115
		11,891,479
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,472,996
Dominion Resources, Inc.:
6.25% 6/30/12	1,938,000	2,039,175
6.3% 9/30/66 (j)	9,626,000	9,397,383
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	3,053,693
6.5% 9/15/37	1,334,000	1,503,960
National Grid PLC 6.3% 8/1/16	4,181,000	4,800,281
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,269,374
5.45% 9/15/20	613,000	645,221
5.95% 6/15/41	3,834,000	3,755,576
6.25% 12/15/40	837,000	857,629
6.4% 3/15/18	2,760,000	3,125,085
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	1,426,000	1,434,913
		36,355,286
TOTAL UTILITIES		103,918,137
TOTAL NONCONVERTIBLE BONDS (Cost $856,866,677)		920,661,271
U.S. Government and Government Agency Obligations - 29.4%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 12/28/12	5,510,000	5,510,446
0.5% 8/9/13	12,915,000	12,895,834
0.75% 2/26/13	1,716,000	1,724,590
1.125% 6/27/14	382,000	384,008
1.75% 2/22/13	20,000,000	20,413,740
2.5% 5/15/14	1,167,000	1,217,877
2.75% 3/13/14	1,840,000	1,935,073
5% 2/16/12	2,860,000	2,943,569

	Principal Amount	Value
Freddie Mac:
0.75% 3/28/13	$ 942,000	$ 946,672
1% 7/30/14	2,084,000	2,080,849
1% 8/27/14	1,511,000	1,509,005
1.125% 7/27/12	600,000	604,819
1.75% 6/15/12	4,185,000	4,242,644
2.125% 3/23/12	204,000	206,693
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,549,969
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	250,000	250,496
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,416,284
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	2,679,922	2,917,128
2.125% 2/15/40 (g)	27,194,488	29,606,861
2.5% 1/15/29	8,378,480	9,746,707
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	39,661,907	41,232,393
1.375% 1/15/20	59,836,442	64,235,506
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		147,738,595
U.S. Treasury Obligations - 23.9%
U.S. Treasury Bonds:
4.375% 5/15/41	70,329,000	70,229,836
4.75% 2/15/41	47,758,000	50,765,274
U.S. Treasury Notes:
1.5% 6/30/16	95,588,000	94,363,518
2.25% 1/31/15	42,293,000	43,984,720
2.375% 8/31/14	115,000,000	120,291,840
2.375% 9/30/14	60,000,000	62,775,000
2.5% 4/30/15	40,000,000	41,934,360
2.625% 7/31/14 (g)	265,000,000	279,243,729
3.125% 5/15/21	132,019,000	131,545,052
3.625% 2/15/21	11,497,000	11,978,437
TOTAL U.S. TREASURY OBLIGATIONS		907,111,766
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,085,132,013)		1,114,266,645
U.S. Government Agency - Mortgage Securities - 36.1%
	Principal Amount	Value
Fannie Mae - 23.3%
1.795% 9/1/33 (j)	$ 724,913	$ 746,360
1.813% 5/1/34 (j)	1,332,161	1,367,841
2.053% 10/1/33 (j)	50,191	52,442
2.065% 7/1/35 (j)	46,536	48,574
2.175% 3/1/35 (j)	19,809	20,789
2.291% 10/1/33 (j)	1,079,619	1,120,076
2.457% 3/1/35 (j)	64,738	67,800
2.504% 8/1/36 (j)	1,915,382	2,016,260
2.534% 7/1/34 (j)	58,694	60,868
2.538% 7/1/35 (j)	127,499	133,399
2.549% 2/1/36 (j)	1,357,279	1,422,865
2.553% 10/1/33 (j)	95,570	100,334
2.584% 6/1/36 (j)	110,584	115,406
2.605% 11/1/36 (j)	1,422,498	1,491,363
2.652% 5/1/36 (j)	477,889	502,482
2.7% 12/1/35 (j)	552,653	580,204
2.714% 5/1/35 (j)	241,541	254,820
2.884% 9/1/36 (j)	1,205,940	1,274,742
3.481% 7/1/37 (j)	243,872	256,200
3.5% 9/1/25 to 3/1/41	69,989,249	69,026,101
3.5% 7/1/41 (e)(f)	32,000,000	30,560,730
3.691% 5/1/40 (j)	1,898,908	1,990,194
3.697% 5/1/40 (j)	2,260,653	2,369,954
3.789% 6/1/40 (j)	1,976,491	2,073,431
3.972% 11/1/39 (j)	1,692,728	1,783,285
4% 2/1/35 to 6/1/41	109,151,009	109,214,631
4% 7/1/41 (e)	25,000,000	24,970,895
4.5% 6/1/24 to 5/1/41	159,267,799	165,192,120
4.5% 7/1/26 (e)	8,800,000	9,325,327
4.5% 7/1/41 (e)	18,000,000	18,605,297
5% 2/1/18 to 3/1/41 (f)	143,349,564	152,901,694
5% 7/1/26 (e)(f)	700,000	750,964
5% 7/1/41 (e)(f)	11,800,000	12,527,030
5% 7/1/41 (e)(f)	6,700,000	7,112,805
5.5% 11/1/17 to 3/1/39 (f)	96,129,299	104,441,077
6% 6/1/14 to 9/1/39	123,744,964	136,086,837
6% 7/1/41 (e)	10,500,000	11,534,776
6.5% 6/1/13 to 2/1/36	5,674,755	6,241,557
7% 3/1/15 to 8/1/32	1,831,347	2,075,239
7.5% 7/1/16 to 11/1/31	1,524,800	1,731,307
8% 1/1/30 to 5/1/30	47,777	54,876
8.5% 3/1/25 to 6/1/25	849	982
TOTAL FANNIE MAE		882,203,934

	Principal Amount	Value
Freddie Mac - 5.1%
2.155% 4/1/35 (j)	$ 884,066	$ 930,194
2.357% 3/1/36 (j)	185,180	191,264
2.499% 1/1/35 (j)	245,048	256,815
2.92% 11/1/35 (j)	440,766	466,160
2.942% 3/1/33 (j)	18,152	19,167
3.281% 10/1/35 (j)	160,212	170,826
3.801% 4/1/40 (j)	1,866,041	1,955,352
4% 7/1/41 (e)	1,000,000	997,898
4.5% 7/1/25 to 4/1/41	48,015,811	49,711,099
4.5% 7/1/41 (e)	12,900,000	13,313,640
5% 1/1/38 to 9/1/40	29,843,595	31,747,161
5.5% 1/1/38 to 1/1/40	68,305,472	73,775,107
5.5% 7/1/41 (e)(f)	8,000,000	8,637,308
5.5% 7/1/41 (e)(f)	4,500,000	4,858,486
6% 4/1/32 to 8/1/37	6,572,436	7,248,931
7.5% 5/1/17 to 11/1/31	151,074	172,446
8% 7/1/17 to 5/1/27	25,665	29,157
8.5% 3/1/20 to 1/1/28	133,525	152,882
TOTAL FREDDIE MAC		194,633,893
Ginnie Mae - 7.7%
3.5% 7/1/41 (e)	13,800,000	13,381,688
4% 1/15/25 to 10/20/25	21,629,236	22,786,252
4% 7/1/41 (e)	8,500,000	8,650,807
4.5% 3/15/39 to 4/20/41	43,851,733	46,315,870
4.5% 7/1/41 (e)(f)	19,000,000	20,033,767
4.5% 7/1/41 (e)(f)	7,000,000	7,380,862
4.5% 7/1/41 (e)(f)	14,000,000	14,761,723
4.5% 7/1/41 (e)(f)	3,000,000	3,163,226
4.5% 7/1/41 (e)(f)	14,000,000	14,761,723
4.5% 7/1/41 (e)(f)	6,000,000	6,326,453
4.5% 7/1/41 (e)	10,000,000	10,544,088
4.5% 7/1/41 (e)(f)	7,000,000	7,380,862
4.5% 7/1/41 (e)	20,000,000	21,022,552
4.5% 7/1/41 (e)	3,000,000	3,153,383
4.5% 7/1/41 (e)	10,000,000	10,511,276
5% 3/15/38 to 11/15/40	21,440,546	23,319,317
5% 7/1/41 (e)	16,000,000	17,334,302
5% 7/1/41 (e)	8,500,000	9,208,848
5% 7/1/41 (e)	17,000,000	18,417,696
6% 3/15/29 to 11/15/34	6,560,645	7,340,849
6.5% 10/15/34 to 11/15/35	406,878	462,785
7% 1/15/28 to 7/15/32	2,988,890	3,427,678
7.5% 4/15/22 to 10/15/28	765,598	876,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 2/15/17 to 9/15/30	$ 93,901	$ 107,614
8.5% 12/15/16 to 3/15/30	12,395	14,009
TOTAL GINNIE MAE		290,684,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,356,239,723)		1,367,522,444
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6558% 4/25/35 (j)	548,349	387,936
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9358% 3/25/34 (j)	5,177	5,148
Series 2005-HE2 Class M2, 0.6358% 4/25/35 (j)	52,254	50,400
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.6871% 6/15/32 (c)(j)	2,669,096	1,254,475
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,486,365	1,500,038
Class A4, 3% 10/15/15 (c)	1,600,000	1,650,823
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,433,357
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,525,285
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,497,557
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,191,195
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,766,119
AmeriCredit Automobile Receivables Trust:
Series 2008-AF Class A3, 5.68% 12/12/12 (FSA Insured)	101,707	101,720
Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,670,129
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.8858% 12/25/33 (j)	31,599	25,539
Series 2004-R2 Class M3, 0.7358% 4/25/34 (j)	47,022	13,521

	Principal Amount	Value
Series 2004-R8 Class M9, 2.9358% 9/25/34 (j)	$ 127,968	$ 824
Series 2005-R2 Class M1, 0.6358% 4/25/35 (j)	727,000	630,612
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.974% 3/25/34 (j)	16,878	12,693
Series 2004-W11 Class M2, 0.8858% 11/25/34 (j)	198,000	171,667
Series 2004-W7 Class M1, 0.7358% 5/25/34 (j)	209,000	160,619
Series 2006-W4 Class A2C, 0.3458% 5/25/36 (j)	482,747	139,029
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0108% 4/25/34 (j)	940,000	759,925
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,190,992
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,050,000	5,057,250
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (j)	514,931	453,783
C-BASS Trust Series 2006-CB7 Class A2, 0.2458% 10/25/36 (j)	9,894	9,845
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,278,714
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,773,821
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.4858% 7/25/36 (j)	402,000	22,385
Series 2007-RFC1 Class A3, 0.3258% 12/25/36 (j)	635,000	194,252
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,308,792
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,797,618
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4626% 3/25/32 (MGIC Investment Corp. Insured) (j)	40,946	16,076
Series 2004-3 Class M4, 1.1558% 4/25/34 (j)	56,336	27,714
Series 2004-4 Class M2, 0.9808% 6/25/34 (j)	207,174	117,574
Series 2005-3 Class MV1, 0.6058% 8/25/35 (j)	234,899	226,486
Series 2005-AB1 Class A2, 0.3958% 8/25/35 (j)	22,552	22,305
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6598% 5/28/35 (j)	$ 13,702	$ 9,962
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3608% 8/25/34 (j)	102,000	59,388
Series 2006-3 Class 2A3, 0.3458% 11/25/36 (j)	1,585,000	538,044
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0108% 3/25/34 (j)	5,606	2,236
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	5,190,000	5,194,100
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	1,364,451	1,376,592
Class A4, 2.98% 8/15/14	1,800,000	1,858,196
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,564,498
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,594,098
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.6758% 1/25/35 (j)	334,000	142,788
Class M4, 0.8658% 1/25/35 (j)	128,000	34,636
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(j)	829,000	489,110
GE Business Loan Trust Series 2003-1 Class A, 0.6171% 4/15/31 (c)(j)	84,248	78,519
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	145,811	39,983
Class M1, 0.8358% 6/25/34 (j)	772,000	524,687
Series 2007-HE1 Class M1, 0.4358% 3/25/47 (j)	289,000	16,525
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7358% 9/25/46 (c)(j)	538,000	107,600
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4758% 8/25/33 (j)	259,194	213,659
Series 2003-5 Class A2, 0.8858% 12/25/33 (j)	11,595	8,440
Series 2005-5 Class 2A2, 0.4358% 11/25/35 (j)	21,909	21,511
Series 2006-1 Class 2A3, 0.4108% 4/25/36 (j)	280,229	275,111
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4758% 3/20/36 (j)	238,218	202,665

	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3758% 1/25/37 (j)	$ 436,000	$ 155,980
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	1,631,442	1,643,314
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3158% 11/25/36 (j)	438,000	355,551
Class MV1, 0.4158% 11/25/36 (j)	356,000	234,907
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5765% 12/27/29 (j)	234,881	201,997
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2658% 6/25/34 (j)	31,756	22,408
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4458% 10/25/36 (j)	158,000	9,042
Series 2007-HE1 Class M1, 0.4858% 5/25/37 (j)	249,000	12,918
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1608% 7/25/34 (j)	32,638	22,494
Series 2006-FM1 Class A2B, 0.2958% 4/25/37 (j)	557,402	416,978
Series 2006-OPT1 Class A1A, 0.4458% 6/25/35 (j)	536,316	391,281
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5258% 8/25/34 (j)	20,187	15,472
Series 2004-NC8 Class M6, 1.4358% 9/25/34 (j)	105,683	45,272
Series 2005-NC1 Class M1, 0.6258% 1/25/35 (j)	141,000	97,009
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.2158% 3/25/25 (j)	17,032	17,009
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.6958% 9/25/35 (j)	503,000	285,054
Series 2005-D Class M2, 0.6558% 2/25/36 (j)	105,000	31,397
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,145,990
Ocala Funding LLC Series 2006-1A Class A, 1.5858% 3/20/11 (a)(c)(j)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4358% 9/25/34 (j)	188,000	116,826
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M4, 1.6358% 9/25/34 (j)	$ 241,000	$ 66,970
Series 2005-WCH1:
Class M2, 0.7058% 1/25/36 (j)	1,972,000	1,854,769
Class M3, 0.7458% 1/25/36 (j)	168,000	116,019
Class M4, 1.0158% 1/25/36 (j)	520,000	339,840
Series 2005-WHQ2 Class M7, 1.4358% 5/25/35 (j)	1,251,000	10,266
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2558% 2/25/37 (j)	44,977	44,776
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9858% 4/25/33 (j)	1,796	1,535
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9808% 3/25/35 (j)	517,272	414,322
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3458% 3/20/19 (FGIC Insured) (c)(j)	191,987	183,054
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (j)	448,000	178,713
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3358% 9/25/34 (j)	24,496	10,736
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0458% 9/25/34 (j)	10,148	7,577
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,642,666
WaMu Master Note Trust Series 2006-C2A Class C2, 0.6871% 8/15/15 (c)(j)	2,465,000	2,463,389
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (c)(j)	630,180	390,712
TOTAL ASSET-BACKED SECURITIES (Cost $101,190,725)		98,746,499
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (j)	485,000	215,839
Class C, 5.6578% 4/10/49 (j)	1,290,000	516,944
Class D, 5.6578% 4/10/49 (j)	650,000	228,601

	Principal Amount	Value
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (j)	$ 20,048	$ 17,256
Series 2005-E Class 2A7, 2.8654% 6/25/35 (j)	2,680,000	2,087,688
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7458% 1/25/35 (j)	732,316	581,178
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9295% 2/25/37 (j)	379,889	364,458
Series 2007-A2 Class 2A1, 3.0617% 7/25/37 (j)	208,941	196,802
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.091% 12/10/49 (j)	7,310,000	7,628,768
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3725% 8/25/34 (j)	2,198,074	2,191,128
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8964% 11/25/34 (j)	725,316	658,464
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(j)	338,932	338,782
Class C2, 0.7455% 10/18/54 (c)(j)	113,426	113,018
Class M2, 0.5255% 10/18/54 (c)(j)	194,877	194,761
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(j)	863,000	854,382
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3858% 12/20/54 (c)(j)	2,117,000	1,217,275
Series 2006-2 Class C1, 0.6558% 12/20/54 (j)	1,885,000	1,083,875
Series 2006-3 Class C2, 0.6858% 12/20/54 (j)	396,000	227,700
Series 2006-4:
Class B1, 0.2758% 12/20/54 (j)	1,059,000	878,970
Class C1, 0.5658% 12/20/54 (j)	647,000	372,025
Class M1, 0.3558% 12/20/54 (j)	279,000	202,833
Series 2007-1:
Class 1C1, 0.7858% 12/20/54 (j)	654,000	376,050
Class 1M1, 0.4858% 12/20/54 (j)	425,000	308,975
Class 2C1, 1.1458% 12/20/54 (j)	298,000	171,350
Class 2M1, 0.6858% 12/20/54 (j)	546,000	396,942
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.6153% 12/17/54 (j)	$ 757,000	$ 435,275
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (j)	151,584	107,056
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7426% 4/25/35 (j)	1,031,329	857,117
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4058% 5/19/35 (j)	125,979	80,140
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	6,230,000	6,543,648
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6022% 12/25/34 (j)	698,286	637,135
Series 2006-A2 Class 5A1, 2.9693% 11/25/33 (j)	831,000	775,394
Series 2007-A1 Class 1A1, 3.0062% 7/25/35 (j)	2,041,241	1,886,110
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3958% 5/25/47 (j)	326,929	221,152
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3558% 2/25/37 (j)	490,304	328,637
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.377% 6/15/22 (c)(j)	449,000	423,183
Class D, 0.387% 6/15/22 (c)(j)	173,000	162,188
Class E, 0.397% 6/15/22 (c)(j)	276,000	255,990
Class F, 0.427% 6/15/22 (c)(j)	498,000	456,915
Class G, 0.497% 6/15/22 (c)(j)	103,000	92,443
Class H, 0.517% 6/15/22 (c)(j)	207,000	182,160
Class J, 0.557% 6/15/22 (c)(j)	242,000	210,540
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,803,749
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4758% 7/25/35 (j)	754,482	596,723
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.4858% 3/25/37 (j)	861,000	56,479
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.7961% 10/25/35 (j)	1,469,441	1,223,324
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5396% 7/10/35 (c)(j)	268,565	210,823

	Principal Amount	Value
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 51,977	$ 55,185
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6358% 6/25/33 (c)(j)	77,304	71,274
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	13,275	9,531
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3948% 9/25/36 (j)	1,153,000	854,152
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 3.498% 6/25/34 (j)	597,750	573,971
Series 2005-AR10 Class 2A2, 2.795% 6/25/35 (j)	2,549,562	2,475,605
Series 2005-AR12:
Class 2A5, 2.7732% 7/25/35 (j)	3,520,255	3,220,868
Class 2A6, 2.7732% 7/25/35 (j)	3,298,220	3,003,792
Series 2005-AR3 Class 2A1, 2.8609% 3/25/35 (j)	682,751	609,634
TOTAL PRIVATE SPONSOR		52,844,257
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,601,632	1,774,181
Series 1999-57 Class PH, 6.5% 12/25/29	1,155,504	1,302,701
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	166,460	180,541
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,741,617
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	325,427	340,767
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	4,056,827	4,378,959
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.0867% 6/16/37 (j)(l)	136,396	247,146
TOTAL U.S. GOVERNMENT AGENCY		10,965,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,369,629)		63,810,169
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8313% 2/14/43 (j)	$ 1,435,000	$ 1,503,311
Class A3, 6.8813% 2/14/43 (j)	1,545,000	1,643,448
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7159% 5/10/45 (j)	2,097,405	2,236,626
Series 2006-5:
Class A2, 5.317% 9/10/47	8,121,350	8,234,973
Class A3, 5.39% 9/10/47	1,985,000	2,053,649
Series 2007-3 Class A3, 5.6243% 6/10/49 (j)	6,100,000	6,439,912
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	864,494	866,925
Series 2007-1 Class A2, 5.381% 1/15/49	1,517,709	1,529,174
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,905,589
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6571% 3/15/22 (c)(j)	217,000	211,033
Class G, 0.7171% 3/15/22 (c)(j)	141,000	131,483
Series 2006-BIX1:
Class F, 0.4971% 10/15/19 (c)(j)	558,000	523,125
Class G, 0.5171% 10/15/19 (c)(j)	380,000	342,950
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.5458% 4/25/34 (c)(j)	478,948	418,475
Class B, 2.0858% 4/25/34 (c)(j)	37,639	22,323
Class M1, 0.7458% 4/25/34 (c)(j)	30,669	23,316
Class M2, 1.3858% 4/25/34 (c)(j)	27,482	19,881
Series 2004-2:
Class A, 0.6158% 8/25/34 (c)(j)	380,090	325,787
Class M1, 0.7658% 8/25/34 (c)(j)	61,387	43,016
Series 2004-3:
Class A1, 0.5558% 1/25/35 (c)(j)	763,472	663,282
Class A2, 0.6058% 1/25/35 (c)(j)	99,380	85,958

	Principal Amount	Value
Class M1, 0.6858% 1/25/35 (c)(j)	$ 101,718	$ 72,177
Class M2, 1.1858% 1/25/35 (c)(j)	65,766	44,835
Series 2005-2A:
Class A1, 0.4958% 8/25/35 (c)(j)	414,399	345,783
Class M1, 0.6158% 8/25/35 (c)(j)	30,726	19,982
Class M2, 0.6658% 8/25/35 (c)(j)	50,536	30,063
Class M3, 0.6858% 8/25/35 (c)(j)	27,896	15,947
Series 2005-3A:
Class A1, 0.5058% 11/25/35 (c)(j)	228,313	188,246
Class A2, 0.5858% 11/25/35 (c)(j)	147,939	122,525
Series 2005-4A:
Class A2, 0.5758% 1/25/36 (c)(j)	827,979	690,805
Class M1, 0.6358% 1/25/36 (c)(j)	173,242	115,653
Class M2, 0.6558% 1/25/36 (c)(j)	52,263	31,882
Class M3, 0.6858% 1/25/36 (c)(j)	75,975	43,838
Series 2006-1 Class A2, 0.5458% 4/25/36 (c)(j)	81,460	67,143
Series 2006-2A:
Class A1, 0.4158% 7/25/36 (c)(j)	813,949	647,232
Class A2, 0.4658% 7/25/36 (c)(j)	73,471	57,320
Class M1, 0.4958% 7/25/36 (c)(j)	77,144	49,700
Class M2, 0.5158% 7/25/36 (c)(j)	54,578	32,712
Class M6, 0.7258% 7/25/36 (c)(j)	55,628	22,904
Series 2006-3A:
Class M5, 0.6658% 10/25/36 (c)(j)	66,881	16,051
Class M6, 0.7458% 10/25/36 (c)(j)	130,607	24,162
Series 2006-4A:
Class A1, 0.4158% 12/25/36 (c)(j)	482,528	376,372
Class A2, 0.4558% 12/25/36 (c)(j)	1,075,402	795,798
Class M1, 0.4758% 12/25/36 (c)(j)	77,928	33,759
Series 2007-1:
Class A2, 0.4558% 3/25/37 (c)(j)	204,700	136,126
Class B3, 3.5358% 3/25/37 (c)(j)	95,419	5,248
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.4558% 7/25/37 (c)(j)	$ 191,399	$ 141,748
Class A2, 0.5058% 7/25/37 (c)(j)	179,149	108,458
Class B1, 1.7858% 7/25/37 (c)(j)	168,431	14,654
Class B2, 2.4358% 7/25/37 (c)(j)	145,463	8,626
Class B3, 3.5358% 7/25/37 (c)(j)	164,603	6,796
Class M2, 0.5958% 7/25/37 (c)(j)	99,527	24,557
Class M3, 0.6758% 7/25/37 (c)(j)	99,527	19,231
Class M4, 0.8358% 7/25/37 (c)(j)	210,539	33,379
Class M5, 0.9358% 7/25/37 (c)(j)	187,571	26,070
Class M6, 1.1858% 7/25/37 (c)(j)	233,507	26,678
Series 2007-3:
Class A2, 0.4758% 7/25/37 (c)(j)	297,587	202,147
Class B1, 1.1358% 7/25/37 (c)(j)	137,540	18,534
Class B2, 1.7858% 7/25/37 (c)(j)	480,765	48,022
Class B3, 4.1858% 7/25/37 (c)(j)	168,475	8,451
Class M1, 0.4958% 7/25/37 (c)(j)	121,910	46,035
Class M2, 0.5258% 7/25/37 (c)(j)	128,162	40,195
Class M3, 0.5558% 7/25/37 (c)(j)	280,082	73,179
Class M4, 0.6858% 7/25/37 (c)(j)	442,629	101,819
Class M5, 0.7858% 7/25/37 (c)(j)	165,673	33,187
Class M6, 0.9858% 7/25/37 (c)(j)	125,036	21,211
Series 2007-4A:
Class B1, 2.7358% 9/25/37 (c)(j)	237,336	7,120
Class B2, 3.6358% 9/25/37 (c)(j)	1,159,673	34,790
Class M4, 1.7858% 9/25/37 (c)(j)	764,386	61,151
Class M5, 1.9358% 9/25/37 (c)(j)	764,386	53,507
Class M6, 2.1358% 9/25/37 (c)(j)	764,386	38,219
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,372,593	55,178

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6271% 3/15/19 (c)(j)	$ 284,000	$ 282,459
Class H, 0.8371% 3/15/19 (c)(j)	191,000	179,523
Class J, 1.0371% 3/15/19 (c)(j)	143,000	117,624
Series 2007-BBA8:
Class D, 0.4371% 3/15/22 (c)(j)	147,000	135,166
Class E, 0.4871% 3/15/22 (c)(j)	763,000	694,643
Class F, 0.5371% 3/15/22 (c)(j)	468,000	417,160
Class G, 0.5871% 3/15/22 (c)(j)	120,000	103,541
Class H, 0.7371% 3/15/22 (c)(j)	147,000	123,695
Class J, 0.8871% 3/15/22 (c)(j)	147,000	114,323
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,095,049
Series 2007-PW16:
Class B, 5.716% 6/11/40 (c)(j)	1,405,000	775,527
Class C, 5.716% 6/11/40 (c)(j)	1,170,000	534,625
Class D, 5.716% 6/11/40 (c)(j)	1,170,000	490,112
C-BASS Trust floater Series 2006-SC1 Class A, 0.4558% 5/25/36 (c)(j)	288,572	216,779
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5196% 8/15/21 (c)(j)	156,000	151,244
Class H, 0.5596% 8/15/21 (c)(j)	125,000	115,000
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,135,257
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	3,773,976	3,769,587
Series 2007-FL3A Class A2, 0.3271% 4/15/22 (c)(j)	2,595,000	2,471,709
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,140,686
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,255,008
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.4971% 4/15/17 (c)(j)	$ 335,000	$ 301,500
Class E, 0.5571% 4/15/17 (c)(j)	107,000	94,695
Class F, 0.5971% 4/15/17 (c)(j)	60,000	50,700
Class G, 0.7371% 4/15/17 (c)(j)	60,000	49,800
Class H, 0.8071% 4/15/17 (c)(j)	60,000	45,600
Class J, 1.0371% 4/15/17 (c)(j)	46,000	28,520
Series 2005-FL11:
Class F, 0.6371% 11/15/17 (c)(j)	65,513	59,617
Class G, 0.6871% 11/15/17 (c)(j)	45,227	40,026
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,775,000
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,127,124
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,858,258	3,900,088
Series 2007-C3 Class A4, 5.7159% 6/15/39 (j)	3,750,000	3,967,926
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,567,008
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,915,133
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	524,915	530,237
Class A4, 4.75% 1/15/37	3,035,000	3,203,615
Series 1997-C2 Class D, 7.27% 1/17/35	11,705	11,715
Series 2001-CKN5 Class AX, 1.9052% 9/15/34 (c)(j)(k)	10,239,215	6,200
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	248,932
Series 2006-C1 Class A3, 5.5396% 2/15/39 (j)	2,756,218	2,908,003
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3371% 2/15/22 (c)(j)	3,470,000	3,157,700
Class C:
0.3571% 2/15/22 (c)(j)	657,000	591,300
0.4571% 2/15/22 (c)(j)	234,000	201,240
Class F, 0.5071% 2/15/22 (c)(j)	469,000	393,960

	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 4,470,000	$ 4,771,103
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3802% 11/5/21 (c)(j)	3,490,000	3,217,976
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,408,983
Series 2006-GG7 Class A3, 5.881% 7/10/38 (j)	3,460,000	3,650,606
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5602% 6/6/20 (c)(j)	1,821,615	1,669,737
Class F, 0.6302% 6/6/20 (c)(j)	294,000	263,240
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(j)	1,335,000	1,318,521
Class D, 2.3636% 3/6/20 (c)(j)	400,000	395,157
Class E, 2.6688% 3/6/20 (c)(j)	670,000	662,441
Class F, 2.8433% 3/6/20 (c)(j)	335,000	330,629
Class G, 3.0177% 3/6/20 (c)(j)	165,000	162,942
Class H, 3.5846% 3/6/20 (c)(j)	275,000	272,758
Class J, 4.4568% 3/6/20 (c)(j)	395,000	393,620
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,745,046
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,867,493	1,867,004
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	4,881,941	5,009,006
Class A4, 5.8074% 8/10/45 (j)	2,280,000	2,447,809
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.4796% 12/12/44 (j)	4,625,000	4,739,960
Series 2005-LDP3 Class A3, 4.959% 8/15/42	3,938,746	4,071,794
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.4671% 11/15/18 (c)(j)	$ 89,312	$ 81,274
Class F, 0.5171% 11/15/18 (c)(j)	133,968	119,231
Class G, 0.5471% 11/15/18 (c)(j)	116,714	100,374
Class H, 0.6871% 11/15/18 (c)(j)	89,332	73,252
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	4,707,682	4,824,779
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,070,070
Series 2007-CB19:
Class B, 5.7416% 2/12/49 (j)	755,000	386,585
Class C, 5.7416% 2/12/49 (j)	1,971,000	915,957
Class D, 5.7416% 2/12/49 (j)	2,075,000	825,030
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	639,526
Class CS, 5.466% 1/15/49 (j)	745,000	275,758
Class ES, 5.5411% 1/15/49 (c)(j)	4,663,000	620,107
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9608% 7/15/44 (j)	3,733,000	4,057,219
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	732,358	733,189
Series 2006-C1 Class A2, 5.084% 2/15/31	451,987	454,722
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	1,485,013	1,487,624
Series 2006-C7 Class A1, 5.279% 11/15/38	59,812	59,969
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	172,053	173,079
Class A3, 5.398% 2/15/40	5,000,000	5,175,875
Class A4, 5.424% 2/15/40	8,620,000	9,290,355
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,241,641
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,811,760
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5271% 9/15/21 (c)(j)	402,971	346,555
Class G, 0.5471% 9/15/21 (c)(j)	795,609	652,400
Class H, 0.5871% 9/15/21 (c)(j)	204,773	163,819

	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	$ 99,483	$ 100,063
Series 2005-MCP1 Class A2, 4.556% 6/12/43	499,788	505,129
Series 2007-C1 Class A4, 5.8262% 6/12/50 (j)	3,796,000	4,140,717
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,429,649
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	4,115,725
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,922,826
Series 2007-7 Class B, 5.7436% 6/12/50 (j)	770,000	215,215
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.387% 7/15/19 (c)(j)	113,478	62,413
Series 2007-XCLA Class A1, 0.387% 7/17/17 (c)(j)	376,461	353,873
Series 2007-XLFA:
Class D, 0.377% 10/15/20 (c)(j)	235,000	209,580
Class E, 0.437% 10/15/20 (c)(j)	294,000	259,892
Class F, 0.487% 10/15/20 (c)(j)	176,000	146,051
Class G, 0.527% 10/15/20 (c)(j)	218,000	169,820
Class H, 0.617% 10/15/20 (c)(j)	137,000	98,632
Class J, 0.767% 10/15/20 (c)(j)	157,000	82,504
Class NHRO, 1.077% 10/15/20 (c)(j)	87,956	72,124
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	5,024,058
Series 2007-IQ13 Class A1, 5.05% 3/15/44	649,230	653,172
Series 2005-IQ9 Class X2, 1.0897% 7/15/56 (c)(j)(k)	17,246,513	101,166
Series 2007-HQ12 Class A2, 5.5934% 4/12/49 (j)	4,552,251	4,620,760
Series 2007-IQ14 Class B, 5.7248% 4/15/49 (j)	2,175,000	1,109,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,115,229	3,536,720
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.3871% 1/15/18 (c)(j)	$ 449,000	$ 430,928
Series 2006-WL7A:
Class E, 0.4653% 9/15/21 (c)(j)	491,000	423,771
Class F, 0.5253% 8/11/18 (c)(j)	661,000	563,386
Class G, 0.5453% 8/11/18 (c)(j)	626,000	504,290
Class J, 0.7853% 8/11/18 (c)(j)	139,000	92,111
Series 2007-WHL8:
Class AP2, 0.9871% 6/15/20 (c)(j)	53,945	47,472
Class F, 0.6671% 6/15/20 (c)(j)	1,046,000	774,040
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	455,048	457,540
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,080,783
Class A4, 5.305% 12/15/43	3,240,000	3,316,486
Class A5, 5.342% 12/15/43	3,796,000	3,996,814
Series 2007-C32 Class A2, 5.7381% 6/15/49 (j)	1,147,398	1,186,265
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,299,257
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	1,854,315
Series 2007-C31 Class C, 5.6934% 4/15/47 (j)	2,455,000	1,165,077
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $256,172,633)		248,058,153
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,200,000	1,196,232
California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,714,400
7.55% 4/1/39	2,560,000	2,929,562
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,914,752
5.665% 3/1/18	1,885,000	1,955,348
5.877% 3/1/19	1,755,000	1,803,912
TOTAL MUNICIPAL SECURITIES (Cost $12,672,301)		13,514,206
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
United Mexican States:
5.875% 1/15/14	$ 1,665,000	$ 1,844,820
6.05% 1/11/40	2,660,000	2,830,240
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,339,789)		4,675,060
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	374,500
Cash Equivalents - 8.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $317,121,000)	$ 317,121,486	317,121,000
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $4,054,453,033)	4,148,749,947
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(362,250,526)
NET ASSETS - 100%	$ 3,786,499,421
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000) (i)	Sept. 2037	1,862,745	(1,742,202)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000) (i)

	Sept. 2037	$ 1,614,379	$ (1,509,908)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750) (i)	Sept. 2037	931,372	(871,101)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375) (i)	Sept. 2037	1,924,836	(1,800,275)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $572,000) (i)	Sept. 2037	2,732,025	(2,555,229)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000) (i)

	Sept. 2037	$ 993,464	$ (929,174)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500) (i)	Sept. 2037	2,856,208	(2,671,375)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)	August 2034	87,253	(48,438)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)

	Feb. 2034	$ 4,841	$ (4,564)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)	Dec. 2034	245,904	(239,735)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	127,968	(127,147)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	427,179	(416,463)

	Expiration Date	Notional Amount	Value
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	85,742	(64,734)
TOTAL CREDIT DEFAULT SWAPS		$ 13,893,916	$ (12,980,345)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 80,966,000	$ 743,300
		$ 94,859,916	$ (12,237,045)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,659,172 or 5.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,711,235.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$317,121,000 due 7/01/11 at 0.06%
BNP Paribas Securities Corp.	$ 51,204,510
Barclays Capital, Inc.	9,893,940
Mizuho Securities USA, Inc.	153,613,530
UBS Securities LLC	102,409,020
$ 317,121,000
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 920,661,271	$ -	$ 920,661,271	$ -
U.S. Government and Government Agency Obligations	1,114,266,645	-	1,114,266,645	-
U.S. Government Agency - Mortgage Securities	1,367,522,444	-	1,367,522,444	-
Asset-Backed Securities	98,746,499	-	93,251,780	5,494,719
Collateralized Mortgage Obligations	63,810,169	-	62,792,306	1,017,863
Commercial Mortgage Securities	248,058,153	-	234,092,585	13,965,568
Municipal Securities	13,514,206	-	13,514,206	-
Foreign Government and Government Agency Obligations	4,675,060	-	4,675,060	-
Supranational Obligations	374,500	-	374,500	-
Cash Equivalents	317,121,000	-	317,121,000	-
Total Investments in Securities:	$ 4,148,749,947	$ -	$ 4,128,271,797	$ 20,478,150
Derivative Instruments:
Assets
Swap Agreements	$ 743,300	$ -	$ 743,300	$ -
Liabilities
Swap Agreements	$ (12,980,345)	$ -	$ (12,079,265)	$ (901,080)
Total Derivative Instruments:	$ (12,237,045)	$ -	$ (11,335,965)	$ (901,080)
Other Financial Instruments:
Forward Commitments	$ 423,606	$ -	$ 423,606	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,900,634
Total Realized Gain (Loss)	136,491
Total Unrealized Gain (Loss)	3,815,920
Cost of Purchases	188,238
Proceeds of Sales	(1,720,010)
Amortization/Accretion	(345,031)
Transfers in to Level 3	6,118,180
Transfers out of Level 3	(2,616,272)
Ending Balance	$ 20,478,150
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 3,713,039
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,102,753)
Total Unrealized Gain (Loss)	201,673
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (901,080)
Realized gain (loss) on Swap Agreements for the period	$ 13,339
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at June 30, 2011	$ 4,849

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements	$ -	$ (12,980,345)
Interest Rate Risk
Swap Agreements	743,300	-
Total Value of Derivatives (a)	$ 743,300	$ (12,980,345)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $317,121,000) - See accompanying schedule: Unaffiliated issuers (cost $4,054,453,033)		$ 4,148,749,947
Commitment to sell securities on a delayed delivery basis	$ (154,319,050)
Receivable for securities sold on a delayed delivery basis	154,742,656	423,606
Receivable for investments sold, regular delivery		87,950,072
Receivable for swap agreements		4,333
Interest receivable		25,313,103
Unrealized appreciation on swap agreements		743,300
Total assets		4,263,184,361

Liabilities
Payable to custodian bank	$ 11,288
Payable for investments purchased Regular delivery	102,432,141
Delayed delivery	331,184,225
Payable for swap agreements	170,830
Payable for fund shares redeemed	29,871,936
Distributions payable	10,424
Unrealized depreciation on swap agreements	12,980,345
Other payables and accrued expenses	23,751
Total liabilities		476,684,940

Net Assets		$ 3,786,499,421
Net Assets consist of:
Paid in capital		$ 3,672,538,802
Undistributed net investment income		13,752,206
Accumulated undistributed net realized gain (loss) on investments		16,829,647
Net unrealized appreciation (depreciation) on investments		83,378,766
Net Assets, for 35,546,158 shares outstanding		$ 3,786,499,421
Net Asset Value, offering price and redemption price per share ($3,786,499,421 ÷ 35,546,158 shares)		$ 106.52

Statement of Operations

	Six months ended June 30, 2011

Investment Income
Dividends		$ 72,440
Interest		69,262,352
Total income		69,334,792

Expenses
Custodian fees and expenses	$ 50,440
Independent trustees' compensation	6,764
Total expenses before reductions	57,204
Expense reductions	(6,887)	50,317
Net investment income (loss)		69,284,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,843,431
Swap agreements	(1,248,110)
Total net realized gain (loss)		18,595,321
Change in net unrealized appreciation (depreciation) on: Investment securities	30,960,224
Swap agreements	1,397,027
Delayed delivery commitments	2,358,661
Total change in net unrealized appreciation (depreciation)		34,715,912
Net gain (loss)		53,311,233
Net increase (decrease) in net assets resulting from operations		$ 122,595,708

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,284,475	$ 145,140,671
Net realized gain (loss)	18,595,321	143,042,754
Change in net unrealized appreciation (depreciation)	34,715,912	25,745,629
Net increase (decrease) in net assets resulting from operations	122,595,708	313,929,054
Distributions to shareholders from net investment income	(64,038,661)	(145,185,204)
Distributions to shareholders from net realized gain	(11,120,962)	(132,021,770)
Total distributions	(75,159,623)	(277,206,974)
Share transactions Proceeds from sales of shares	40,700,499	72,938,886
Reinvestment of distributions	75,159,623	277,206,974
Cost of shares redeemed	(134,887,817)	(586,003,407)
Net increase (decrease) in net assets resulting from share transactions	(19,027,695)	(235,857,547)
Total increase (decrease) in net assets	28,408,390	(199,135,467)

Net Assets
Beginning of period	3,758,091,031	3,957,226,498
End of period (including undistributed net investment income of $13,752,206 and undistributed net investment income of $8,506,392, respectively)	$ 3,786,499,421	$ 3,758,091,031
Other Information Shares
Sold	385,204	678,877
Issued in reinvestment of distributions	711,656	2,605,878
Redeemed	(1,280,081)	(5,416,725)
Net increase (decrease)	(183,221)	(2,131,970)

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.942	3.943	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	1.608	4.424	9.818	(7.583)	(.594)	3.132
Total from investment operations	3.550	8.367	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(1.900)	(3.947)	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(.310)	(3.760)	(.260)	(.220)	(.075)	(.100)
Total distributions	(2.210)	(7.707)	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 106.52	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	3.31%	8.12%	15.71%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions G	-% A	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-% A
Net investment income (loss)	3.70% A	3.65%	4.75%	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,786,499	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	342% A	230%	141%	140%	137%	99% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.G Amount represents less than .01%.H For the period June 23, 2006 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2011

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to

Not Part of Financial Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financial transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,889,498
Gross unrealized depreciation	(40,654,037)
Net unrealized appreciation (depreciation) on securities and other investments	$ 99,235,461

Tax cost	$ 4,049,514,486

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Not Part of Financial Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,644,452)	$ 1,557,874
Interest Rate Risk
Swap Agreements	396,342	(160,847)
Totals (a)	$ (1,248,110)	$ 1,397,027

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Not Part of Financial Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $13,893,916 representing 0.37% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $154,952,550 and $156,013,064, respectively.

Not Part of Financial Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,764.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	13.1%
VIP Asset Manager: Growth Portfolio	1.0%
VIP Balanced Portfolio	11.8%
VIP Investment Grade Bond Portfolio	74.1%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2011, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2011 and for the year ended December 31, 2010, and the financial highlights for the six months ended June 30, 2011 and for each of the five years in the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2011 and for the year ended December 31, 2010, and the financial highlights for the six months ended June 30, 2011, and for each of the five years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2011

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-SANN-0811
1.705629.113

Fidelity® Variable Insurance Products:
Investor Freedom® Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,024.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,034.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,041.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,046.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,048.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,049.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.4	2.5
VIP Equity-Income Portfolio Investor Class	2.8	2.9
VIP Growth & Income Portfolio Investor Class	2.8	2.9
VIP Growth Portfolio Investor Class	2.9	2.9
VIP Mid Cap Portfolio Investor Class	1.0	1.0
VIP Value Portfolio Investor Class	2.4	2.5
VIP Value Strategies Portfolio Investor Class	1.0	1.1
	15.3	15.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	4.5	4.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	0.8	0.8
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.6	34.2
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.8	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	15.3%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	39.8%

Six months ago
Domestic Equity Funds	15.8%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	39.6%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 30, 2011.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Investor Class	30,781	$ 770,149
VIP Equity-Income Portfolio Investor Class	44,432	897,083
VIP Growth & Income Portfolio Investor Class	67,971	895,175
VIP Growth Portfolio Investor Class	22,764	913,517
VIP Mid Cap Portfolio Investor Class	9,496	312,315
VIP Value Portfolio Investor Class	66,381	768,026
VIP Value Strategies Portfolio Investor Class	31,257	321,949
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,897,907)		4,878,214
International Equity Funds - 5.3%

Developed International Equity Funds - 4.5%
VIP Overseas Portfolio Investor Class R	82,734	1,456,123
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Investor Class R	25,341	249,604
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,354,921)		1,705,727
Bond Funds - 39.6%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	274,401	1,591,525
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Investor Class	854,034	11,068,277
TOTAL BOND FUNDS (Cost $12,333,639)		12,659,802
Short-Term Funds - 39.8%

VIP Money Market Portfolio Investor Class (Cost $12,693,751)	12,693,751	12,693,751
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $31,280,218)		31,937,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		47
NET ASSETS - 100%		$ 31,937,541
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (cost $31,280,218) - See accompanying schedule		$ 31,937,494
Cash		46
Receivable for fund shares sold		75,792
Total assets		32,013,332

Liabilities
Payable for investments purchased	$ 75,776
Payable for fund shares redeemed	15
Total liabilities		75,791

Net Assets		$ 31,937,541
Net Assets consist of:
Paid in capital		$ 31,115,421
Undistributed net investment income		14,693
Accumulated undistributed net realized gain (loss) on investments		150,151
Net unrealized appreciation (depreciation) on investments		657,276
Net Assets, for 3,000,710 shares outstanding		$ 31,937,541
Net Asset Value, offering price and redemption price per share ($31,937,541 ÷ 3,000,710 shares)		$ 10.64

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 13,023

Expenses
Independent trustees' compensation	$ 57
Total expenses before reductions	57
Expense reductions	(57)	0
Net investment income (loss)		13,023
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,524
Capital gain distributions from underlying funds	193,727
Total net realized gain (loss)		290,251
Change in net unrealized appreciation (depreciation) on underlying funds		450,634
Net gain (loss)		740,885
Net increase (decrease) in net assets resulting from operations		$ 753,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,023	$ 593,418
Net realized gain (loss)	290,251	318,126
Change in net unrealized appreciation (depreciation)	450,634	1,270,766
Net increase (decrease) in net assets resulting from operations	753,908	2,182,310
Distributions to shareholders from net investment income	-	(592,180)
Distributions to shareholders from net realized gain	(37,708)	(299,615)
Total distributions	(37,708)	(891,795)
Share transactions Proceeds from sales of shares	3,740,893	8,914,880
Reinvestment of distributions	37,708	891,795
Cost of shares redeemed	(5,023,883)	(4,004,799)
Net increase (decrease) in net assets resulting from share transactions	(1,245,282)	5,801,876
Total increase (decrease) in net assets	(529,082)	7,092,391

Net Assets
Beginning of period	32,466,623	25,374,232
End of period (including undistributed net investment income of $14,693 and undistributed net investment income of $1,670, respectively)	$ 31,937,541	$ 32,466,623
Other Information Shares
Sold	353,776	872,042
Issued in reinvestment of distributions	3,591	86,021
Redeemed	(477,295)	(387,078)
Net increase (decrease)	(119,928)	570,985

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.95	$ 9.10	$ 10.79	$ 10.78	$ 10.14
Income from Investment Operations
Net investment income (loss) E	- I	.21	.40	.34	.42	.35
Net realized and unrealized gain (loss)	.25	.54	.94	(1.47)	.22	.34
Total from investment operations	.25	.75	1.34	(1.13)	.64	.69
Distributions from net investment income	-	(.20)	(.33)	(.37)	(.58)	(.05)
Distributions from net realized gain	(.01)	(.10)	(.16)	(.19)	(.06)	-
Total distributions	(.01)	(.30)	(.49)	(.56)	(.63) J	(.05)
Net asset value, end of period	$ 10.64	$ 10.40	$ 9.95	$ 9.10	$ 10.79	$ 10.78
Total Return B, C, D	2.42%	7.50%	14.85%	(10.55)%	6.08%	6.83%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.08% A	2.00%	4.12%	3.33%	3.90%	3.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,938	$ 32,467	$ 25,374	$ 17,272	$ 20,090	$ 11,177
Portfolio turnover rate	28% A	24%	30%	53%	38%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.63 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.8	5.2
VIP Equity-Income Portfolio Investor Class	5.6	6.1
VIP Growth & Income Portfolio Investor Class	5.6	6.0
VIP Growth Portfolio Investor Class	5.7	6.0
VIP Mid Cap Portfolio Investor Class	2.0	2.1
VIP Value Portfolio Investor Class	4.8	5.2
VIP Value Strategies Portfolio Investor Class	2.0	2.2
	30.5	32.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.2	9.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.6	1.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	4.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	30.6	30.2
Short-Term Funds
VIP Money Market Portfolio Investor Class	23.1	20.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	30.5%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.6%
Short-Term Funds	23.1%

Six months ago
Domestic Equity Funds	32.8%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	30.2%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	28.4%
Developed International Equity Funds	8.8%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.1%
Short-Term Funds	26.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 30.5%
VIP Contrafund Portfolio Investor Class	21,672	$ 542,231
VIP Equity-Income Portfolio Investor Class	31,377	633,510
VIP Growth & Income Portfolio Investor Class	47,973	631,800
VIP Growth Portfolio Investor Class	16,061	644,517
VIP Mid Cap Portfolio Investor Class	6,696	220,239
VIP Value Portfolio Investor Class	46,749	540,886
VIP Value Strategies Portfolio Investor Class	22,054	227,154
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,770,252)		3,440,337
International Equity Funds - 10.8%

Developed International Equity Funds - 9.2%
VIP Overseas Portfolio Investor Class R	59,310	1,043,865
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	18,188	179,155
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,285,338)		1,223,020
Bond Funds - 35.6%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	97,318	564,445
Investment Grade Bond Funds - 30.6%
VIP Investment Grade Bond Portfolio Investor Class	266,109	3,448,769
TOTAL BOND FUNDS (Cost $3,901,113)		4,013,214
Short-Term Funds - 23.1%

VIP Money Market Portfolio Investor Class (Cost $2,610,978)	2,610,978	2,610,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,567,681)		11,287,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 11,287,550
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (cost $11,567,681) - See accompanying schedule		$ 11,287,549
Receivable for investments sold		76
Total assets		11,287,625

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	73
Total liabilities		75

Net Assets		$ 11,287,550
Net Assets consist of:
Paid in capital		$ 11,566,498
Undistributed net investment income		3,350
Accumulated undistributed net realized gain (loss) on investments		(2,166)
Net unrealized appreciation (depreciation) on investments		(280,132)
Net Assets, for 1,109,845 shares outstanding		$ 11,287,550
Net Asset Value, offering price and redemption price per share ($11,287,550 ÷ 1,109,845 shares)		$ 10.17

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 3,109

Expenses
Independent trustees' compensation	$ 19
Total expenses before reductions	19
Expense reductions	(19)	0
Net investment income (loss)		3,109
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,247
Capital gain distributions from underlying funds	57,667
Total net realized gain (loss)		91,914
Change in net unrealized appreciation (depreciation) on underlying funds		242,363
Net gain (loss)		334,277
Net increase (decrease) in net assets resulting from operations		$ 337,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,109	$ 188,164
Net realized gain (loss)	91,914	238,461
Change in net unrealized appreciation (depreciation)	242,363	601,701
Net increase (decrease) in net assets resulting from operations	337,386	1,028,326
Distributions to shareholders from net investment income	-	(188,220)
Distributions to shareholders from net realized gain	(21,416)	(227,534)
Total distributions	(21,416)	(415,754)
Share transactions Proceeds from sales of shares	3,292,590	4,550,953
Reinvestment of distributions	21,416	415,754
Cost of shares redeemed	(2,780,185)	(4,539,322)
Net increase (decrease) in net assets resulting from share transactions	533,821	427,385
Total increase (decrease) in net assets	849,791	1,039,957

Net Assets
Beginning of period	10,437,759	9,397,802
End of period (including undistributed net investment income of $3,350 and undistributed net investment income of $241, respectively)	$ 11,287,550	$ 10,437,759
Other Information Shares
Sold	324,471	476,271
Issued in reinvestment of distributions	2,133	42,428
Redeemed	(276,876)	(478,599)
Net increase (decrease)	49,728	40,100

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.21	$ 7.91	$ 11.53	$ 11.17	$ 10.24
Income from Investment Operations
Net investment income (loss) E	- J	.18	.35	.32	.35	.26
Net realized and unrealized gain (loss)	.34	.87	1.41	(3.00)	.59	.73
Total from investment operations	.34	1.05	1.76	(2.68)	.94	.99
Distributions from net investment income	-	(.19)	(.33)	(.30)	(.46)	(.06)
Distributions from net realized gain	(.02)	(.22)	(.14)	(.64)	(.12)	-
Total distributions	(.02)	(.41)	(.46) I	(.94)	(.58)	(.06)
Net asset value, end of period	$ 10.17	$ 9.85	$ 9.21	$ 7.91	$ 11.53	$ 11.17
Total Return B, C, D	3.45%	11.41%	22.71%	(23.91)%	8.55%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.06% A	1.90%	4.12%	3.19%	3.02%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,288	$ 10,438	$ 9,398	$ 7,038	$ 8,568	$ 4,851
Portfolio turnover rate	58% A	63%	47%	40%	53%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.8	6.0
VIP Equity-Income Portfolio Investor Class	6.7	7.1
VIP Growth & Income Portfolio Investor Class	6.7	7.0
VIP Growth Portfolio Investor Class	6.9	7.0
VIP Mid Cap Portfolio Investor Class	2.4	2.4
VIP Value Portfolio Investor Class	5.8	6.1
VIP Value Strategies Portfolio Investor Class	2.4	2.6
	36.7	38.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.2	11.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.9	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	4.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.5	33.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.7	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.7%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.5%
Short-Term Funds	10.7%

Six months ago
Domestic Equity Funds	38.2%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	33.5%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	36.0%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.6%
Short-Term Funds	11.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Domestic Equity Funds - 36.7%
VIP Contrafund Portfolio Investor Class	130,726	$ 3,270,754
VIP Equity-Income Portfolio Investor Class	188,786	3,811,587
VIP Growth & Income Portfolio Investor Class	288,795	3,803,428
VIP Growth Portfolio Investor Class	96,704	3,880,729
VIP Mid Cap Portfolio Investor Class	40,414	1,329,212
VIP Value Portfolio Investor Class	281,870	3,261,232
VIP Value Strategies Portfolio Investor Class	133,097	1,370,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,496,519)		20,727,841
International Equity Funds - 13.1%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	357,929	6,299,556
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	109,799	1,081,518
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,342,905)		7,381,074
Bond Funds - 39.5%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	486,228	2,820,122
Investment Grade Bond Funds - 34.5%
VIP Investment Grade Bond Portfolio Investor Class	1,504,453	19,497,708
TOTAL BOND FUNDS (Cost $21,985,198)		22,317,830
Short-Term Funds - 10.7%
	Shares	Value
VIP Money Market Portfolio Investor Class (Cost $6,048,612)	6,048,612	$ 6,048,612
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,873,234)		56,475,357
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 56,475,364
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $148,328 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (cost $59,873,234) - See accompanying schedule		$ 56,475,357
Cash		6
Receivable for fund shares sold		250,028
Total assets		56,725,391

Liabilities
Payable for investments purchased	$ 249,991
Payable for fund shares redeemed	36
Total liabilities		250,027

Net Assets		$ 56,475,364
Net Assets consist of:
Paid in capital		$ 59,951,419
Undistributed net investment income		13,163
Accumulated undistributed net realized gain (loss) on investments		(91,341)
Net unrealized appreciation (depreciation) on investments		(3,397,877)
Net Assets, for 5,397,119 shares outstanding		$ 56,475,364
Net Asset Value, offering price and redemption price per share ($56,475,364 ÷ 5,397,119 shares)		$ 10.46

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 13,163

Expenses
Independent trustees' compensation	$ 100
Total expenses before reductions	100
Expense reductions	(100)	0
Net investment income (loss)		13,163
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	74,180
Capital gain distributions from underlying funds	336,556
Total net realized gain (loss)		410,736
Change in net unrealized appreciation (depreciation) on underlying funds		1,769,563
Net gain (loss)		2,180,299
Net increase (decrease) in net assets resulting from operations		$ 2,193,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,163	$ 1,107,059
Net realized gain (loss)	410,736	353,427
Change in net unrealized appreciation (depreciation)	1,769,563	4,638,516
Net increase (decrease) in net assets resulting from operations	2,193,462	6,099,002
Distributions to shareholders from net investment income	-	(1,116,128)
Distributions to shareholders from net realized gain	-	(236,914)
Total distributions	-	(1,353,042)
Share transactions Proceeds from sales of shares	3,586,703	8,523,280
Reinvestment of distributions	-	1,353,042
Cost of shares redeemed	(3,896,215)	(7,702,235)
Net increase (decrease) in net assets resulting from share transactions	(309,512)	2,174,087
Total increase (decrease) in net assets	1,883,950	6,920,047

Net Assets
Beginning of period	54,591,414	47,671,367
End of period (including undistributed net investment income of $13,163 and undistributed net investment income of $0, respectively)	$ 56,475,364	$ 54,591,414
Other Information Shares
Sold	346,251	893,058
Issued in reinvestment of distributions	-	134,631
Redeemed	(375,822)	(814,379)
Net increase (decrease)	(29,571)	213,310

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.14	$ 7.77	$ 11.56	$ 11.19	$ 10.26
Income from Investment Operations
Net investment income (loss) E	- I	.21	.35	.30	.33	.24
Net realized and unrealized gain (loss)	.40	.97	1.49	(3.12)	.62	.73
Total from investment operations	.40	1.18	1.84	(2.82)	.95	.97
Distributions from net investment income	-	(.21)	(.35)	(.33)	(.44)	(.04)
Distributions from net realized gain	-	(.05)	(.12)	(.64)	(.14)	-
Total distributions	-	(.26)	(.47)	(.97)	(.58)	(.04)
Net asset value, end of period	$ 10.46	$ 10.06	$ 9.14	$ 7.77	$ 11.56	$ 11.19
Total Return B, C, D	3.98%	12.88%	24.09%	(24.99)%	8.63%	9.49%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.05% A	2.20%	4.18%	3.01%	2.90%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,475	$ 54,591	$ 47,671	$ 41,205	$ 57,197	$ 31,460
Portfolio turnover rate	19% A	31%	28%	40%	14%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.0	6.2
VIP Equity-Income Portfolio Investor Class	6.9	7.3
VIP Growth & Income Portfolio Investor Class	6.9	7.2
VIP Growth Portfolio Investor Class	7.1	7.2
VIP Mid Cap Portfolio Investor Class	2.4	2.5
VIP Value Portfolio Investor Class	5.9	6.2
VIP Value Strategies Portfolio Investor Class	2.5	2.6
	37.7	39.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.4	11.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.0	1.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.4	33.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.5	9.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.7%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.4%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	39.2%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.1%
Short-Term Funds	9.1%

Expected
Domestic Equity Funds	37.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.7%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.7%
	Shares	Value
Domestic Equity Funds - 37.7%
VIP Contrafund Portfolio Investor Class	172,196	$ 4,308,356
VIP Equity-Income Portfolio Investor Class	248,833	5,023,946
VIP Growth & Income Portfolio Investor Class	380,689	5,013,670
VIP Growth Portfolio Investor Class	127,468	5,115,286
VIP Mid Cap Portfolio Investor Class	53,266	1,751,928
VIP Value Portfolio Investor Class	371,134	4,294,017
VIP Value Strategies Portfolio Investor Class	175,374	1,806,348
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,934,341)		27,313,551
International Equity Funds - 13.4%

Developed International Equity Funds - 11.4%
VIP Overseas Portfolio Investor Class R	472,159	8,310,000
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Investor Class R	144,804	1,426,316
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,513,103)		9,736,316
Bond Funds - 39.4%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	630,258	3,655,494
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Investor Class	1,923,028	24,922,449
TOTAL BOND FUNDS (Cost $28,015,555)		28,577,943
Short-Term Funds - 9.5%

VIP Money Market Portfolio Investor Class (Cost $6,910,059)	6,910,059	6,910,059
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $75,373,058)		72,537,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 72,537,868
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (cost $75,373,058) - See accompanying schedule		$ 72,537,869
Receivable for fund shares sold		386,883
Total assets		72,924,752

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	386,843
Payable for fund shares redeemed	40
Total liabilities		386,884

Net Assets		$ 72,537,868
Net Assets consist of:
Paid in capital		$ 74,977,481
Undistributed net investment income		15,744
Accumulated undistributed net realized gain (loss) on investments		379,832
Net unrealized appreciation (depreciation) on investments		(2,835,189)
Net Assets, for 7,059,388 shares outstanding		$ 72,537,868
Net Asset Value, offering price and redemption price per share ($72,537,868 ÷ 7,059,388 shares)		$ 10.28

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 15,744

Expenses
Independent trustees' compensation	$ 127
Total expenses before reductions	127
Expense reductions	(127)	0
Net investment income (loss)		15,744
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	362,151
Capital gain distributions from underlying funds	405,796
Total net realized gain (loss)		767,947
Change in net unrealized appreciation (depreciation) on underlying funds		2,135,734
Net gain (loss)		2,903,681
Net increase (decrease) in net assets resulting from operations		$ 2,919,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,744	$ 1,402,241
Net realized gain (loss)	767,947	1,066,132
Change in net unrealized appreciation (depreciation)	2,135,734	5,241,793
Net increase (decrease) in net assets resulting from operations	2,919,425	7,710,166
Distributions to shareholders from net investment income	-	(1,456,211)
Distributions to shareholders from net realized gain	-	(1,381,049)
Total distributions	-	(2,837,260)
Share transactions Proceeds from sales of shares	11,669,311	11,454,850
Reinvestment of distributions	-	2,837,260
Cost of shares redeemed	(11,310,288)	(9,938,186)
Net increase (decrease) in net assets resulting from share transactions	359,023	4,353,924
Total increase (decrease) in net assets	3,278,448	9,226,830

Net Assets
Beginning of period	69,259,420	60,032,590
End of period (including undistributed net investment income of $15,744 and undistributed net investment income of $0, respectively)	$ 72,537,868	$ 69,259,420
Other Information Shares
Sold	1,149,505	1,201,923
Issued in reinvestment of distributions	-	292,477
Redeemed	(1,106,430)	(1,065,623)
Net increase (decrease)	43,075	428,777

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.11	$ 7.69	$ 11.86	$ 11.40	$ 10.32
Income from Investment Operations
Net investment income (loss) E	- I	.21	.34	.30	.33	.20
Net realized and unrealized gain (loss)	.41	.97	1.58	(3.41)	.71	.92
Total from investment operations	.41	1.18	1.92	(3.11)	1.04	1.12
Distributions from net investment income	-	(.22)	(.34)	(.30)	(.42)	(.04)
Distributions from net realized gain	-	(.20)	(.16)	(.76)	(.16)	-
Total distributions	-	(.42)	(.50)	(1.06)	(.58)	(.04)
Net asset value, end of period	$ 10.28	$ 9.87	$ 9.11	$ 7.69	$ 11.86	$ 11.40
Total Return B, C, D	4.15%	13.06%	25.25%	(27.11)%	9.26%	10.89%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.04% A	2.24%	4.08%	2.98%	2.83%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,538	$ 69,259	$ 60,033	$ 48,087	$ 61,370	$ 39,838
Portfolio turnover rate	35% A	31%	22%	29%	14%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.0	7.3
VIP Equity-Income Portfolio Investor Class	8.1	8.6
VIP Growth & Income Portfolio Investor Class	8.1	8.5
VIP Growth Portfolio Investor Class	8.3	8.6
VIP Mid Cap Portfolio Investor Class	2.8	3.0
VIP Value Portfolio Investor Class	6.9	7.3
VIP Value Strategies Portfolio Investor Class	2.9	3.1
	44.1	46.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.5	13.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.3	2.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	6.5	6.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	29.5	27.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	4.1	3.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	4.1%

Six months ago
Domestic Equity Funds	46.4%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	3.4%

Expected
Domestic Equity Funds	42.3%
Developed International Equity Funds	13.1%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.2%
Investment Grade Bond Funds	30.9%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 30, 2011.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Domestic Equity Funds - 44.1%
VIP Contrafund Portfolio Investor Class	303,478	$ 7,593,010
VIP Equity-Income Portfolio Investor Class	438,120	8,845,635
VIP Growth & Income Portfolio Investor Class	670,249	8,827,186
VIP Growth Portfolio Investor Class	224,400	9,005,172
VIP Mid Cap Portfolio Investor Class	93,954	3,090,140
VIP Value Portfolio Investor Class	654,474	7,572,266
VIP Value Strategies Portfolio Investor Class	309,136	3,184,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,152,727)		48,117,509
International Equity Funds - 15.8%

Developed International Equity Funds - 13.5%
VIP Overseas Portfolio Investor Class R	835,098	14,697,727
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Investor Class R	256,624	2,527,747
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,276,154)		17,225,474
Bond Funds - 36.0%

High Yield Bond Funds - 6.5%
VIP High Income Portfolio Investor Class	1,223,356	7,095,467
Investment Grade Bond Funds - 29.5%
VIP Investment Grade Bond Portfolio Investor Class	2,484,099	32,193,926
TOTAL BOND FUNDS (Cost $38,799,657)		39,289,393
Short-Term Funds - 4.1%

VIP Money Market Portfolio Investor Class (Cost $4,539,500)	4,539,500	4,539,500
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $113,768,038)		109,171,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		29
NET ASSETS - 100%		$ 109,171,905
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (cost $113,768,038) - See accompanying schedule		$ 109,171,876
Cash		31
Receivable for fund shares sold		233,359
Total assets		109,405,266

Liabilities
Payable for investments purchased	$ 233,287
Payable for fund shares redeemed	74
Total liabilities		233,361

Net Assets		$ 109,171,905
Net Assets consist of:
Paid in capital		$ 113,599,348
Undistributed net investment income		19,027
Accumulated undistributed net realized gain (loss) on investments		149,692
Net unrealized appreciation (depreciation) on investments		(4,596,162)
Net Assets, for 10,791,650 shares outstanding		$ 109,171,905
Net Asset Value, offering price and redemption price per share ($109,171,905 ÷ 10,791,650 shares)		$ 10.12

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 19,027

Expenses
Independent trustees' compensation	$ 180
Total expenses before reductions	180
Expense reductions	(180)	0
Net investment income (loss)		19,027
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	290,509
Capital gain distributions from underlying funds	512,252
Total net realized gain (loss)		802,761
Change in net unrealized appreciation (depreciation) on underlying funds		3,640,937
Net gain (loss)		4,443,698
Net increase (decrease) in net assets resulting from operations		$ 4,462,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,027	$ 1,960,564
Net realized gain (loss)	802,761	1,206,205
Change in net unrealized appreciation (depreciation)	3,640,937	8,652,787
Net increase (decrease) in net assets resulting from operations	4,462,725	11,819,556
Distributions to shareholders from net investment income	-	(1,970,982)
Distributions to shareholders from net realized gain	(50,411)	(1,414,267)
Total distributions	(50,411)	(3,385,249)
Share transactions Proceeds from sales of shares	11,733,669	17,485,465
Reinvestment of distributions	50,411	3,385,249
Cost of shares redeemed	(3,567,284)	(13,240,020)
Net increase (decrease) in net assets resulting from share transactions	8,216,796	7,630,694
Total increase (decrease) in net assets	12,629,110	16,065,001

Net Assets
Beginning of period	96,542,795	80,477,794
End of period (including undistributed net investment income of $19,027 and undistributed net investment income of $0, respectively)	$ 109,171,905	$ 96,542,795
Other Information Shares
Sold	1,171,811	1,894,263
Issued in reinvestment of distributions	5,046	354,490
Redeemed	(355,505)	(1,457,338)
Net increase (decrease)	821,352	791,415

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 8.77	$ 7.12	$ 12.09	$ 11.53	$ 10.36
Income from Investment Operations
Net investment income (loss) E	- I	.21	.30	.27	.31	.22
Net realized and unrealized gain (loss)	.45	1.05	1.72	(4.06)	.84	1.00
Total from investment operations	.45	1.26	2.02	(3.79)	1.15	1.22
Distributions from net investment income	-	(.20)	(.28)	(.27)	(.40)	(.05)
Distributions from net realized gain	(.01)	(.15)	(.09)	(.91)	(.19)	-
Total distributions	(.01)	(.35)	(.37)	(1.18)	(.59)	(.05)
Net asset value, end of period	$ 10.12	$ 9.68	$ 8.77	$ 7.12	$ 12.09	$ 11.53
Total Return B, C, D	4.60%	14.46%	28.75%	(32.63)%	10.20%	11.82%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.04% A	2.28%	3.82%	2.77%	2.59%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,172	$ 96,543	$ 80,478	$ 59,123	$ 76,369	$ 47,329
Portfolio turnover rate	13% A	31%	20%	26%	12%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.1	8.3
VIP Equity-Income Portfolio Investor Class	9.4	9.8
VIP Growth & Income Portfolio Investor Class	9.4	9.7
VIP Growth Portfolio Investor Class	9.6	9.7
VIP Mid Cap Portfolio Investor Class	3.3	3.4
VIP Value Portfolio Investor Class	8.0	8.4
VIP Value Strategies Portfolio Investor Class	3.4	3.5
	51.2	52.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.7	15.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.7	2.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	22.8	21.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.8%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	52.8%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	21.6%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	50.2%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	23.7%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 31, 2011.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 51.2%
VIP Contrafund Portfolio Investor Class	174,349	$ 4,362,200
VIP Equity-Income Portfolio Investor Class	251,926	5,086,392
VIP Growth & Income Portfolio Investor Class	385,394	5,075,637
VIP Growth Portfolio Investor Class	129,043	5,178,512
VIP Mid Cap Portfolio Investor Class	54,070	1,778,369
VIP Value Portfolio Investor Class	376,077	4,351,211
VIP Value Strategies Portfolio Investor Class	177,940	1,832,777
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,283,817)		27,665,098
International Equity Funds - 18.4%

Developed International Equity Funds - 15.7%
VIP Overseas Portfolio Investor Class R	481,205	8,469,209
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Investor Class R	148,392	1,461,663
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,857,842)		9,930,872
Bond Funds - 30.3%

High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	699,601	4,057,687
Investment Grade Bond Funds - 22.8%
VIP Investment Grade Bond Portfolio Investor Class	951,724	12,334,338
TOTAL BOND FUNDS (Cost $16,126,806)		16,392,025
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $81,066)	81,066	81,066
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $53,349,531)		54,069,061
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$ 54,069,063
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $53,349,531) - See accompanying schedule		$ 54,069,061
Receivable for fund shares sold		201,471
Total assets		54,270,532

Liabilities
Payable for investments purchased	$ 201,469
Total liabilities		201,469

Net Assets		$ 54,069,063
Net Assets consist of:
Paid in capital		$ 53,440,336
Undistributed net investment income		7,098
Accumulated undistributed net realized gain (loss) on investments		(97,901)
Net unrealized appreciation (depreciation) on investments		719,530
Net Assets, for 5,246,389 shares outstanding		$ 54,069,063
Net Asset Value, offering price and redemption price per share ($54,069,063 ÷ 5,246,389 shares)		$ 10.31

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,098

Expenses
Independent trustees' compensation	$ 86
Total expenses before reductions	86
Expense reductions	(86)	0
Net investment income (loss)		7,098
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	54,588
Capital gain distributions from underlying funds	194,706
Total net realized gain (loss)		249,294
Change in net unrealized appreciation (depreciation) on underlying funds		1,972,851
Net gain (loss)		2,222,145
Net increase (decrease) in net assets resulting from operations		$ 2,229,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,098	$ 857,991
Net realized gain (loss)	249,294	245,582
Change in net unrealized appreciation (depreciation)	1,972,851	4,556,758
Net increase (decrease) in net assets resulting from operations	2,229,243	5,660,331
Distributions to shareholders from net investment income	-	(856,138)
Distributions to shareholders from net realized gain	-	(339,965)
Total distributions	-	(1,196,103)
Share transactions Proceeds from sales of shares	9,320,050	11,403,282
Reinvestment of distributions	-	1,196,103
Cost of shares redeemed	(2,009,756)	(5,515,442)
Net increase (decrease) in net assets resulting from share transactions	7,310,294	7,083,943
Total increase (decrease) in net assets	9,539,537	11,548,171

Net Assets
Beginning of period	44,529,526	32,981,355
End of period (including undistributed net investment income of $7,098 and undistributed net investment income of $0, respectively)	$ 54,069,063	$ 44,529,526
Other Information Shares
Sold	913,627	1,241,922
Issued in reinvestment of distributions	-	123,024
Redeemed	(197,293)	(613,270)
Net increase (decrease)	716,334	751,676

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 8.73	$ 7.04	$ 12.21	$ 11.62	$ 10.39
Income from Investment Operations
Net investment income (loss) E	- I	.21	.28	.27	.32	.21
Net realized and unrealized gain (loss)	.48	1.17	1.79	(4.29)	.86	1.06
Total from investment operations	.48	1.38	2.07	(4.02)	1.18	1.27
Distributions from net investment income	-	(.20)	(.25)	(.26)	(.38)	(.04)
Distributions from net realized gain	-	(.08)	(.13)	(.89)	(.21)	-
Total distributions	-	(.28)	(.38)	(1.15)	(.59)	(.04)
Net asset value, end of period	$ 10.31	$ 9.83	$ 8.73	$ 7.04	$ 12.21	$ 11.62
Total Return B,C,D	4.88%	15.80%	29.95%	(34.22)%	10.39%	12.26%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	2.28%	3.65%	2.77%	2.62%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,069	$ 44,530	$ 32,981	$ 21,454	$ 28,587	$ 14,630
Portfolio turnover rate	12% A	29%	18%	30%	10%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.5	8.9
VIP Equity-Income Portfolio Investor Class	10.0	10.4
VIP Growth & Income Portfolio Investor Class	9.9	10.3
VIP Growth Portfolio Investor Class	10.1	10.3
VIP Mid Cap Portfolio Investor Class	3.5	3.6
VIP Value Portfolio Investor Class	8.5	8.9
VIP Value Strategies Portfolio Investor Class	3.6	3.8
	54.1	56.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	16.6	16.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.9	2.8
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	18.9	17.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	54.1%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	18.9%

Six months ago
Domestic Equity Funds	56.2%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	17.1%

Expected
Domestic Equity Funds	52.6%
Developed International Equity Funds	16.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	20.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2010. The current allocation is based on the fund's holdings as of June 30, 2011. The expected allocation represents the fund's anticipated allocation at December 30, 2011.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.1%
	Shares	Value
Domestic Equity Funds - 54.1%
VIP Contrafund Portfolio Investor Class	183,454	$ 4,590,014
VIP Equity-Income Portfolio Investor Class	265,187	5,354,121
VIP Growth & Income Portfolio Investor Class	405,695	5,343,003
VIP Growth Portfolio Investor Class	135,832	5,450,945
VIP Mid Cap Portfolio Investor Class	56,859	1,870,088
VIP Value Portfolio Investor Class	395,662	4,577,812
VIP Value Strategies Portfolio Investor Class	187,105	1,927,181
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,712,594)		29,113,164
International Equity Funds - 19.5%

Developed International Equity Funds - 16.6%
VIP Overseas Portfolio Investor Class R	506,901	8,921,462
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	156,140	1,537,981
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,901,463)		10,459,443
Bond Funds - 26.4%

High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	697,544	4,045,753
Investment Grade Bond Funds - 18.9%
VIP Investment Grade Bond Portfolio Investor Class	784,419	10,166,076
TOTAL BOND FUNDS (Cost $14,117,627)		14,211,829
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,731,684)		53,784,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 53,784,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (cost $55,731,684) - See accompanying schedule		$ 53,784,436
Receivable for investments sold		5,762
Total assets		53,790,198

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	5,761
Total liabilities		5,763

Net Assets		$ 53,784,435
Net Assets consist of:
Paid in capital		$ 55,847,432
Undistributed net investment income		6,506
Accumulated undistributed net realized gain (loss) on investments		(122,255)
Net unrealized appreciation (depreciation) on investments		(1,947,248)
Net Assets, for 5,445,635 shares outstanding		$ 53,784,435
Net Asset Value, offering price and redemption price per share ($53,784,435 ÷ 5,445,635 shares)		$ 9.88

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,506

Expenses
Independent trustees' compensation	$ 87
Total expenses before reductions	87
Expense reductions	(87)	0
Net investment income (loss)		6,506
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	49,234
Capital gain distributions from underlying funds	167,478
Total net realized gain (loss)		216,712
Change in net unrealized appreciation (depreciation) on underlying funds		2,124,675
Net gain (loss)		2,341,387
Net increase (decrease) in net assets resulting from operations		$ 2,347,893

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,506	$ 843,098
Net realized gain (loss)	216,712	364,306
Change in net unrealized appreciation (depreciation)	2,124,675	4,779,150
Net increase (decrease) in net assets resulting from operations	2,347,893	5,986,554
Distributions to shareholders from net investment income	-	(850,947)
Distributions to shareholders from net realized gain	-	(588,834)
Total distributions	-	(1,439,781)
Share transactions Proceeds from sales of shares	7,349,121	9,717,483
Reinvestment of distributions	-	1,439,781
Cost of shares redeemed	(1,982,468)	(4,193,863)
Net increase (decrease) in net assets resulting from share transactions	5,366,653	6,963,401
Total increase (decrease) in net assets	7,714,546	11,510,174

Net Assets
Beginning of period	46,069,889	34,559,715
End of period (including undistributed net investment income of $6,506 and undistributed net investment income of $0, respectively)	$ 53,784,435	$ 46,069,889
Other Information Shares
Sold	754,569	1,100,150
Issued in reinvestment of distributions	-	157,171
Redeemed	(205,273)	(485,488)
Net increase (decrease)	549,296	771,833

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.38	$ 6.66	$ 12.48	$ 11.72	$ 10.42
Income from Investment Operations
Net investment income (loss) E	- I	.19	.21	.23	.30	.20
Net realized and unrealized gain (loss)	.47	1.15	1.85	(4.78)	.99	1.16
Total from investment operations	.47	1.34	2.06	(4.55)	1.29	1.36
Distributions from net investment income	-	(.18)	(.20)	(.29)	(.29)	(.06)
Distributions from net realized gain	-	(.13)	(.14)	(.98)	(.24)	-
Total distributions	-	(.31)	(.34)	(1.27)	(.53)	(.06)
Net asset value, end of period	$ 9.88	$ 9.41	$ 8.38	$ 6.66	$ 12.48	$ 11.72
Total Return B,C,D	4.99%	16.12%	31.57%	(38.13)%	11.28%	13.12%
Ratios to Average Net Assets F,H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	2.20%	2.86%	2.38%	2.41%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,784	$ 46,070	$ 34,560	$ 24,786	$ 31,355	$ 14,728
Portfolio turnover rate	13% A	26%	21%	19%	12%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$ 31,403,381	$ 1,257,948	$ (723,835)	$ 534,113
VIP Investor Freedom 2005	11,655,321	341,681	(709,453)	(367,772)
VIP Investor Freedom 2010	60,177,957	1,356,818	(5,059,418)	(3,702,600)
VIP Investor Freedom 2015	75,740,990	2,280,329	(5,483,450)	(3,203,121)
VIP Investor Freedom 2020	114,349,321	3,800,433	(8,977,878)	(5,177,445)
VIP Investor Freedom 2025	53,676,862	4,034,157	(3,641,958)	392,199
VIP Investor Freedom 2030	56,073,662	2,649,340	(4,938,566)	(2,289,226)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	4,432,230	5,508,471
VIP Investor Freedom 2005	3,755,911	3,182,730
VIP Investor Freedom 2010	5,434,967	5,394,720
VIP Investor Freedom 2015	13,531,399	12,750,836
VIP Investor Freedom 2020	15,354,778	6,657,114
VIP Investor Freedom 2025	10,612,476	3,100,377
VIP Investor Freedom 2030	8,934,682	3,394,045

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers, Inc. has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Investor Freedom Income	0%	$ 57
VIP Investor Freedom 2005	0%	19
VIP Investor Freedom 2010	0%	100
VIP Investor Freedom 2015	0%	127
VIP Investor Freedom 2020	0%	180
VIP Investor Freedom 2025	0%	86
VIP Investor Freedom 2030	0%	87

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0811
1.833440.105

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.70%
Actual		$ 1,000.00	$ 1,042.40	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,041.60	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,041.60	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.73%
Actual		$ 1,000.00	$ 1,041.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.6	17.3
Japan Government	2.5	2.4
Canadian Government	2.3	2.2
Italian Republic	2.2	1.9
Sprint Capital Corp.	1.9	1.9
	26.5
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.5	7.3
Telecommunication Services	7.0	8.4
Energy	6.1	5.8
Consumer Discretionary	5.1	8.6
Industrials	4.4	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations† 24.9%	U.S. Government and U.S. Government Agency Obligations† 25.8%
AAA,AA,A 12.9%	AAA,AA,A 14.0%
BBB 4.3%	BBB 3.7%
BB 13.1%	BB 15.4%
B 26.0%	B 26.2%
CCC,CC,C 4.8%	CCC,CC,C 6.7%
D 0.0%	D 0.0%
Not Rated 3.7%	Not Rated 2.5%
Equities 1.2%	Equities 1.2%
Short-Term Investments and Net Other Assets 9.1%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Preferred Securities 0.0%		Preferred Securities 0.2%
	Corporate Bonds 37.5%		Corporate Bonds 38.5%
	U.S. Government and U.S. Government Agency Obligations† 24.9%		U.S. Government and U.S. Government Agency Obligations† 25.8%
	Foreign Government & Government Agency Obligations 21.3%		Foreign Government & Government Agency Obligations 22.5%
	Floating Rate Loans 5.9%		Floating Rate Loans 7.2%
	Stocks 1.2%		Stocks 1.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 9.1%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	33.4%	** Foreign investments	34.3%
* Futures and Swaps	0.8%	** Futures and Swaps	(0.4)%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 921,000	$ 1,950,587
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	170,204
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15		1,360,000	1,586,440
Chesapeake Energy Corp.:
2.5% 5/15/37		1,910,000	2,010,275
2.5% 5/15/37		370,000	390,535
			3,987,250
TOTAL ENERGY			4,157,454
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		1,200,000	1,537,680
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,614,894
TOTAL CONVERTIBLE BONDS			10,260,615
Nonconvertible Bonds - 36.2%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.8%
Affinia Group, Inc.:
9% 11/30/14		360,000	361,800
10.75% 8/15/16 (f)		149,000	166,135
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	152,613
Dana Holding Corp.:
6.5% 2/15/19		205,000	206,025
6.75% 2/15/21		1,230,000	1,236,150
Delphi Corp.:
5.875% 5/15/19 (f)		450,000	445,500
6.125% 5/15/21 (f)		415,000	411,888
Exide Technologies 8.625% 2/1/18 (f)		1,190,000	1,237,600
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	506,138
Lear Corp.:
7.875% 3/15/18		110,000	118,250
8.125% 3/15/20		125,000	135,313

		Principal Amount (d)	Value
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		$ 180,000	$ 201,600
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	216,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	554,538
7.75% 8/15/18		125,000	130,938
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		198,000	221,760
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	447,120
			6,749,368
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		210,000	214,463
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	11,833
7.125% 7/15/13 (c)		140,000	2,394
7.2% 1/15/11 (c)		350,000	5,985
7.4% 9/1/25 (c)		45,000	770
7.7% 4/15/16 (c)		531,000	9,080
8.25% 7/15/23 (c)		415,000	7,097
8.375% 7/15/33 (c)		605,000	10,346
			261,968
Distributors - 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		1,300,000	1,230,060
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	40,800
Hotels, Restaurants & Leisure - 0.7%
DineEquity, Inc. 9.5% 10/30/18 (f)		205,000	222,425
Dunkin Finance Corp. 9.625% 12/1/18 (f)		126,000	126,945
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	379,850
Landry's Restaurants, Inc.:
11.625% 12/1/15		110,000	118,800
11.625% 12/1/15 (f)		85,000	91,800
MCE Finance Ltd. 10.25% 5/15/18		620,000	694,400
MGM Mirage, Inc.:
10% 11/1/16 (f)		475,000	505,875
10.375% 5/15/14		100,000	113,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15		125,000	83,750
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		240,000	258,000
NCL Corp. Ltd. 9.5% 11/15/18 (f)		125,000	133,750
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	99,750
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		345,000	357,075
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		$ 60,000	$ 61,950
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	70,000
Station Casinos, Inc.:
6% 4/1/12 (c)		610,000	61
6.5% 2/1/14 (c)		811,000	0
6.625% 3/15/18 (c)		830,000	0
6.875% 3/1/16 (c)		865,000	0
7.75% 8/15/16 (c)		920,000	92
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		50,000	51,500
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,180,000	1,312,750
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		30,000	14,438
12.75% 1/15/13 (c)		230,000	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		57,663	31,426
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		1,495,000	1,620,206
			6,348,131
Household Durables - 0.2%
Jarden Corp. 6.125% 11/15/22		280,000	278,600
K. Hovnanian Enterprises, Inc. 11.875% 10/15/15		150,000	114,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	528,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		245,000	241,938
9% 4/15/19 (f)		745,000	728,238
Sealy Mattress Co. 10.875% 4/15/16 (f)		97,000	107,670
			1,999,096
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	694,149

		Principal Amount (d)	Value
Eastman Kodak Co. 10.625% 3/15/19 (f)		$ 305,000	$ 298,138
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	132,144
			1,124,431
Media - 1.0%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	202,313
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		770,000	800,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		400,112	471,132
Checkout Holding Corp. 0% 11/15/15 (f)		285,000	183,113
Clear Channel Communications, Inc. 11% 8/1/16 pay-in-kind (l)		325,075	282,003
DISH DBS Corp. 6.75% 6/1/21 (f)		860,000	882,575
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,582,500
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		1,200,000	1,266,000
Gray Television, Inc. 10.5% 6/29/15		160,000	165,600
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		465,000	460,350
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,249,675
8.5% 7/15/29		230,000	221,950
MDC Partners, Inc. 11% 11/1/16		65,000	72,881
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	43,000
Net Servicos de Comunicacao SA 7.5% 1/27/20		185,000	211,363
ONO Finance II PLC 10.875% 7/15/19 (f)		150,000	159,750
Satmex Escrow SA de CV 9.5% 5/15/17 (f)		115,000	117,300
Sheridan Group, Inc. 12.5% 4/15/14 (f)		280,000	266,700
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	313,500
Videotron Ltd. 6.875% 1/15/14		125,000	126,413
			9,078,918
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		125,000	127,813
Claire's Escrow Corp. 8.875% 3/15/19 (f)		155,000	145,700
Michaels Stores, Inc. 7.75% 11/1/18 (f)		940,000	940,000
Sonic Automotive, Inc. 9% 3/15/18		760,000	799,900
			2,013,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		$ 640,000	$ 617,600
Levi Strauss & Co.:
7.625% 5/15/20		775,000	763,375
8.875% 4/1/16		170,000	176,800
Liz Claiborne, Inc. 10.5% 4/15/19 (f)		370,000	379,250
Polymer Group, Inc. 7.75% 2/1/19 (f)		135,000	136,350
			2,073,375
TOTAL CONSUMER DISCRETIONARY			30,919,560
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	103,250
16% 3/27/12 (f)		220,000	192,940
			296,190
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		300,000	318,000
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		405,000	409,050
Rite Aid Corp.:
8% 8/15/20		625,000	675,000
9.5% 6/15/17		65,000	59,800
9.75% 6/12/16		310,000	344,875
10.25% 10/15/19		160,000	178,400
			1,985,125
Food Products - 0.3%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		325,000	328,250
Darling International, Inc. 8.5% 12/15/18 (f)		100,000	109,370
Dean Foods Co. 9.75% 12/15/18 (f)		635,000	677,863
Gruma SAB de CV 7.75% (Reg. S) (g)		425,000	425,000
Harbinger Group, Inc. 10.625% 11/15/15		230,000	237,475
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	376,200
MHP SA 10.25% 4/29/15 (f)		190,000	202,825

		Principal Amount (d)	Value
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		$ 155,000	$ 166,625
Smithfield Foods, Inc. 10% 7/15/14		380,000	439,850
			2,964,658
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	140,738
NBTY, Inc. 9% 10/1/18 (f)		425,000	448,375
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	324,000
			913,113
TOTAL CONSUMER STAPLES			6,159,086
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		130,000	134,225
Forbes Energy Services Ltd. 9% 6/15/19 (f)		350,000	343,000
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		190,000	194,275
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	252,000
Oil States International, Inc. 6.5% 6/1/19 (f)		360,000	363,600
Pioneer Drilling Co. 9.875% 3/15/18		275,000	294,938
Pride International, Inc. 6.875% 8/15/20		260,000	302,372
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	145,600
			2,030,010
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (f)		400,000	437,000
Alpha Natural Resources, Inc.:
6% 6/1/19		730,000	735,475
6.25% 6/1/21		420,000	422,100
Arch Coal, Inc. 7.25% 10/1/20		140,000	142,100
ATP Oil & Gas Corp. 11.875% 5/1/15		2,620,000	2,646,200
Berry Petroleum Co.:
8.25% 11/1/16		150,000	156,000
10.25% 6/1/14		145,000	165,300
Brigham Exploration Co. 6.875% 6/1/19 (f)		380,000	376,694
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (f)		150,000	153,750
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		845,000	874,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 9.875% 10/1/20		$ 155,000	$ 166,625
Chesapeake Energy Corp. 6.875% 11/15/20		4,085,000	4,314,781
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (f)		220,000	215,600
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		460,000	450,800
Concho Resources, Inc.:
6.5% 1/15/22		575,000	571,435
7% 1/15/21		250,000	254,050
8.625% 10/1/17		155,000	166,625
CONSOL Energy, Inc.:
8% 4/1/17		525,000	564,375
8.25% 4/1/20		540,000	585,900
Continental Resources, Inc.:
7.125% 4/1/21		215,000	225,750
8.25% 10/1/19		65,000	70,525
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		200,000	198,500
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	415,350
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	335,720
9.75% 3/1/16		105,000	116,676
Drummond Co., Inc.:
7.375% 2/15/16		460,000	464,600
9% 10/15/14 (f)		710,000	747,275
DTEK Finance BV 9.5% 4/28/15 (f)		230,000	243,800
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		480,000	480,000
Energy Partners Ltd. 8.25% 2/15/18 (f)		585,000	555,750
Energy Transfer Equity LP 7.5% 10/15/20		860,000	911,600
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		1,110,000	1,182,150
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,261,000
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		305,000	305,000
International Coal Group, Inc. 9.125% 4/1/18		300,000	377,250
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	337,600
7% 5/5/20 (f)		260,000	286,000
8.375% 7/2/13 (f)		265,000	289,513
9.125% 7/2/18 (f)		330,000	405,900
11.75% 1/23/15 (f)		380,000	471,694

		Principal Amount (d)	Value
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21 (f)		$ 1,640,000	$ 1,681,000
8.625% 4/15/20		1,190,000	1,291,150
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		160,000	163,200
Naftogaz of Ukraine NJSC 9.5% 9/30/14		255,000	278,588
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,086,500
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		400,000	441,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		2,110,000	2,139,013
Pacific Rubiales Energy Corp. 8.75% 11/10/16		400,000	451,000
Pan American Energy LLC 7.875% 5/7/21 (f)		170,000	181,475
Peabody Energy Corp. 7.875% 11/1/26		300,000	336,750
Pemex Project Funding Master Trust 6.625% 6/15/35		640,000	668,000
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		310,000	334,800
8.375% 12/10/18		315,000	388,238
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,691,713
Petroleos de Venezuela SA:
4.9% 10/28/14		1,400,000	1,074,500
5.25% 4/12/17		865,000	542,788
5.375% 4/12/27		2,330,000	1,165,000
5.5% 4/12/37		1,145,000	561,050
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (f)		1,955,000	1,441,813
12.75% 2/17/22 (f)		1,640,000	1,340,700
Petroleos Mexicanos:
5.5% 1/21/21		265,000	278,250
6% 3/5/20		245,000	268,275
6.625% (f)(g)		840,000	846,300
8% 5/3/19		280,000	347,200
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		366,667	372,167
Petroleum Development Corp. 12% 2/15/18		265,000	294,150
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	724,800
Plains Exploration & Production Co. 10% 3/1/16		645,000	725,625
PT Adaro Indonesia 7.625% 10/22/19 (f)		430,000	477,300
PT Pertamina Persero:
5.25% 5/23/21 (f)		295,000	297,950
6.5% 5/27/41 (f)		215,000	213,388
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	382,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		$ 550,000	$ 563,750
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	320,450
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,450
Southwestern Energy Co. 7.5% 2/1/18		150,000	170,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		240,000	237,600
11.25% 7/15/17		290,000	332,050
Teekay Corp. 8.5% 1/15/20		295,000	304,204
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	23,026
7.625% 4/1/37		50,000	60,284
8.375% 6/15/32		40,000	50,571
TNK-BP Finance SA 7.5% 7/18/16		180,000	202,275
Venoco, Inc.:
8.875% 2/15/19 (f)		620,000	616,156
11.5% 10/1/17		410,000	444,850
YPF SA 10% 11/2/28		195,000	225,225
			49,208,975
TOTAL ENERGY			51,238,985
FINANCIALS - 7.7%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	483,000
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	164,270
Lloyds TSB Bank PLC 6.5% 9/17/40	GBP	125,000	183,504
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	274,050
			1,104,824
Commercial Banks - 2.5%
African Export-Import Bank 8.75% 11/13/14		520,000	586,300
Akbank T.A.S. 5.125% 7/22/15 (f)		360,000	356,400
Banco Bradesco SA 5.9% 1/16/21 (f)		170,000	171,700
Banco de Credito del Peru:
4.75% 3/16/16 (f)		500,000	493,750
5.375% 9/16/20 (f)		370,000	350,575

		Principal Amount (d)	Value
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		$ 300,000	$ 318,000
Banco Votorantim SA 5.25% 2/11/16 (f)		400,000	406,000
BanColombia SA:
4.25% 1/12/16 (f)		175,000	175,875
5.95% 6/3/21 (f)		210,000	212,415
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	490,500
CIT Group, Inc.:
7% 5/1/14		103,009	104,039
7% 5/1/15		712	715
7% 5/4/15 (f)		184,000	184,460
7% 5/1/16		853	851
7% 5/2/16 (f)		1,087,000	1,082,924
7% 5/1/17		992	990
7% 5/2/17 (f)		3,980,000	3,970,050
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	500,000	727,749
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		200,000	207,000
Development Bank of Philippines:
5.5% 3/25/21		200,000	198,000
8.375% (g)(l)		620,000	688,200
DnB NOR Bank ASA 4.375% 2/24/21	EUR	400,000	574,904
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		400,000	390,000
European Investment Bank:
2.875% 7/15/16	EUR	900,000	1,306,124
4.125% 12/7/17	GBP	800,000	1,358,577
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,950,000	1,957,410
Export-Import Bank of India 0.6953% 6/7/12 (l)	JPY	10,000,000	122,478
Export-Import Bank of Korea 5.1% 10/29/13 (f)	INR	15,600,000	336,433
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	545,700
9.25% 10/16/13 (f)		455,000	494,813
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	40,000,000	263,003
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		220,000	223,850
Korea Development Bank 4% 9/9/16		200,000	204,680
National Westminster Bank PLC 6.5% 9/7/21	GBP	150,000	223,867
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	631,377
RSHB Capital SA:
6% 6/3/21 (f)		200,000	201,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
RSHB Capital SA: - continued
9% 6/11/14 (f)		$ 115,000	$ 131,261
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (l)		215,000	183,825
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		500,000	450,000
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg. S)		200,000	205,500
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (f)(l)		200,000	198,500
6.25% 4/20/21 (f)		400,000	388,500
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		500,000	493,750
US Bank NA 4.375% 2/28/17 (l)	EUR	100,000	142,025
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		790,000	864,063
Wells Fargo & Co. 7.98% (g)(l)		135,000	146,138
			22,764,771
Consumer Finance - 2.1%
Ally Financial, Inc.:
3.4658% 2/11/14 (l)		1,530,000	1,507,050
7.5% 9/15/20		1,605,000	1,686,053
8% 3/15/20		3,940,000	4,196,100
Ford Motor Credit Co. LLC:
6.625% 8/15/17		810,000	866,700
12% 5/15/15		1,620,000	2,016,900
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	947,025
8% 11/1/31		490,000	523,309
GMAC LLC:
6.75% 12/1/14		280,000	292,600
8% 11/1/31		6,758,000	7,281,745
			19,317,482
Diversified Financial Services - 2.6%
Aquarius Investments Luxemburg 8.25% 2/18/16		400,000	428,120
Bank of America Corp.:
8% (g)(l)		350,000	363,125
8.125% (g)(l)		480,000	499,200
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		220,000	226,050
BP Capital Markets PLC 3.83% 10/6/17	EUR	250,000	363,564

		Principal Amount (d)	Value
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (f)(l)		$ 370,000	$ 342,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		935,000	922,144
7.875% 4/30/18		235,000	248,513
8.125% 4/30/20		565,000	610,200
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		470,000	493,500
City of Buenos Aires 12.5% 4/6/15 (f)		1,060,000	1,199,390
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	100,000	147,865
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	19,081	35,020
8.151% 12/31/30	GBP	30,000	59,322
European Community:
3.25% 4/4/18	EUR	1,400,000	2,039,669
3.375% 5/10/19	EUR	700,000	1,025,941
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		180,000	188,325
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	115,500
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)		575,000	580,750
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	376,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,785,000	1,831,856
8% 1/15/18		2,353,000	2,388,295
Imperial Tobacco Finance 4.5% 7/5/18	EUR	250,000	362,956
Indo Energy Finance BV 7% 5/7/18 (f)		200,000	206,000
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		270,000	270,000
LBI Escrow Corp. 8% 11/1/17 (f)		521,000	577,008
NCO Group, Inc. 11.875% 11/15/14		120,000	101,400
Offshore Group Investment Ltd.:
11.5% 8/1/15		710,000	773,900
11.5% 8/1/15 (f)		160,000	174,400
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		345,000	374,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		335,000	324,950
8.25% 2/15/21 (f)		1,410,000	1,307,775
SB Capital SA 5.4% 3/24/17 (Reg. S)		185,000	192,169
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		225,000	229,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		$ 300,000	$ 303,750
TMK Capital SA:
7.75% 1/27/18		200,000	207,250
10% 7/29/11		400,000	401,760
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		350,000	387,170
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (f)		560,000	596,400
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		345,000	340,688
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		200,000	202,750
WaMu Covered Bond Program 3.875% 9/27/11	EUR	50,000	72,820
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		1,221,985	1,396,941
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		575,000	614,531
			23,903,242
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	265,200
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (f)		725,000	705,063
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		725,000	717,750
7.5% 2/15/20		385,000	404,250
Senior Housing Properties Trust 8.625% 1/15/12		280,000	289,208
			2,116,271
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		480,000	492,000
Realogy Corp.:
7.875% 2/15/19 (f)		475,000	465,500
12% 4/15/17		139,213	136,429
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	67,925
			1,161,854
TOTAL FINANCIALS			70,633,644

		Principal Amount (d)	Value
HEALTH CARE - 2.8%
Health Care Providers & Services - 2.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14		$ 505,000	$ 518,888
CRC Health Group, Inc. 10.75% 2/1/16		90,000	90,783
DaVita, Inc.:
6.375% 11/1/18		385,000	385,963
6.625% 11/1/20		1,375,000	1,388,750
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	501,125
Hanger Orthopedic Group, Inc. 7.125% 11/15/18		1,230,000	1,260,750
HCA Holdings, Inc. 7.75% 5/15/21 (f)		6,160,000	6,329,400
HCA, Inc.:
6.5% 2/15/16		275,000	279,813
7.25% 9/15/20		1,935,000	2,070,450
9.25% 11/15/16		1,215,000	1,289,419
HealthSouth Corp. 8.125% 2/15/20		575,000	618,125
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)		1,210,000	1,200,925
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	72,375
Kindred Escrow Corp. 8.25% 6/1/19 (f)		190,000	190,000
LifePoint Hospitals, Inc. 6.625% 10/1/20		345,000	350,175
ResCare, Inc. 10.75% 1/15/19		240,000	253,800
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)		220,000	212,300
10.75% 10/15/15		345,000	381,225
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		105,000	104,738
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	80,145
UHS Escrow Corp. 7% 10/1/18		85,000	87,763
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	57,613
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		375,000	382,500
Vanguard Health Systems, Inc. 0% 2/1/16		615,000	404,363
			18,511,388
Health Care Technology - 0.0%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	439,875
Pharmaceuticals - 0.8%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	457,838
Giant Funding Corp. 8.25% 2/1/18 (f)		430,000	448,275
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (c)		$ 90,000	$ 4,500
Mylan, Inc.:
6% 11/15/18 (f)		950,000	964,250
7.625% 7/15/17 (f)		315,000	340,200
7.875% 7/15/20 (f)		570,000	621,300
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		2,800,000	2,632,000
6.875% 12/1/18 (f)		1,365,000	1,334,288
7% 10/1/20 (f)		200,000	193,000
			6,995,651
TOTAL HEALTH CARE			25,946,914
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	153,149
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	41,313
12% 11/1/14 pay-in-kind		117,566	120,113
DigitalGlobe, Inc. 10.5% 5/1/14		185,000	205,350
GeoEye, Inc. 9.625% 10/1/15		75,000	84,750
Hexcel Corp. 6.75% 2/1/15		34,000	34,595
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		150,000	152,625
7.125% 3/15/21 (f)		150,000	154,500
			946,395
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		285,000	301,388
Airlines - 0.8%
Air Canada 9.25% 8/1/15 (f)		595,000	612,850
American Airlines, Inc. equipment trust certificate 13% 8/1/16		286,186	327,683
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		396,708	456,214
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		48,652	48,531
3.3779% 6/2/13 (l)		2,532,916	2,431,599
Continental Airlines, Inc. 7.25% 11/10/19		371,248	400,019
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		103,000	109,695

		Principal Amount (d)	Value
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		$ 576,899	$ 599,975
8.021% 8/10/22		256,486	260,641
Northwest Airlines Corp. 10% 2/1/09 (c)		105,000	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		90,000	0
8.875% 6/1/06 (c)		80,000	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		123,286	125,752
8.028% 11/1/17		45,647	45,647
United Air Lines, Inc.:
9.875% 8/1/13 (f)		154,000	161,700
12% 11/1/13 (f)		270,000	286,875
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		613,696	696,545
US Airways 2011-1 Class A Pass Through Trust 7.125% 10/22/23		490,000	490,000
			7,053,726
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)		425,000	427,125
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. 10.625% 3/15/15		45,000	49,950
American Reprographics Co. 10.5% 12/15/16		395,000	387,100
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		270,000	267,300
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		100,000	100,250
11% 7/15/14		105,000	116,550
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	171,938
Covanta Holding Corp. 7.25% 12/1/20		430,000	449,522
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	195,638
International Lease Finance Corp.:
5.75% 5/15/16		465,000	458,723
6.25% 5/15/19		765,000	747,788
6.75% 9/1/16 (f)		380,000	403,750
7.125% 9/1/18 (f)		760,000	811,300
8.25% 12/15/20		720,000	784,800
8.625% 9/15/15		655,000	710,675
8.75% 3/15/17		980,000	1,068,200
The Geo Group, Inc. 7.75% 10/15/17		220,000	231,550
United Rentals North America, Inc. 8.375% 9/15/20		605,000	601,975
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	323,200
			7,880,209
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
6% 4/5/23 (f)		$ 200,000	$ 199,000
7% 4/21/20 (f)		105,000	115,369
			314,369
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		40,000	40,900
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	485,000
			525,900
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	747,300
13.5% 12/1/15 pay-in-kind (f)		280,685	303,140
			1,050,440
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		55,000	58,850
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	188,700
Chart Industries, Inc. 9.125% 10/15/15		60,000	62,400
Navistar International Corp. 8.25% 11/1/21		710,000	763,250
Terex Corp. 10.875% 6/1/16		330,000	374,550
Xerium Technologies, Inc. 8.875% 6/15/18 (f)		360,000	349,200
			1,796,950
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	214,786
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)		385,000	383,075
8.875% 11/1/17		875,000	923,125
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)		120,000	123,000
SCF Capital Ltd. 5.375% 10/27/17 (f)		200,000	200,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	94,050
			1,938,036
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (f)		580,000	578,550

		Principal Amount (d)	Value
Road & Rail - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		$ 870,000	$ 883,050
9.625% 3/15/18		200,000	214,500
Georgian Railway Ltd. 9.875% 7/22/15		200,000	222,250
Hertz Corp. 6.75% 4/15/19 (f)		465,000	458,025
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (f)		310,000	309,225
6.625% 12/15/20 (f)		175,000	180,688
8% 2/1/18		2,500,000	2,706,250
12.5% 4/1/16		855,000	1,017,450
Swift Services Holdings, Inc. 10% 11/15/18		800,000	846,000
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	459,538
			7,296,976
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		755,000	834,275
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		260,680	281,209
TOTAL INDUSTRIALS			31,225,548
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.6%
Avaya, Inc.:
9.75% 11/1/15		555,000	564,713
10.125% 11/1/15 pay-in-kind (l)		370,000	378,325
Brocade Communications Systems, Inc.:
6.625% 1/15/18		90,000	94,725
6.875% 1/15/20		170,000	183,379
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	328,000
Lucent Technologies, Inc.:
6.45% 3/15/29		3,620,000	3,258,000
6.5% 1/15/28		430,000	385,925
ViaSat, Inc. 8.875% 9/15/16		105,000	111,300
			5,304,367
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21 (f)		580,000	575,650
7.75% 12/15/18 (f)		795,000	824,813
			1,400,463
Electronic Equipment & Components - 0.2%
Atkore International, Inc. 9.875% 1/1/18 (f)		190,000	199,975
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Reddy Ice Corp.:
11.25% 3/15/15		$ 1,875,000	$ 1,907,813
13.25% 11/1/15		130,000	120,250
			2,228,038
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	724,850
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		275,000	276,375
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	254,400
7.875% 7/15/20		320,000	340,000
SunGard Data Systems, Inc. 7.375% 11/15/18		385,000	383,537
Telcordia Technologies, Inc. 11% 5/1/18 (f)		580,000	732,250
Unisys Corp.:
12.5% 1/15/16		210,000	229,950
12.75% 10/15/14 (f)		17,000	19,890
			2,236,402
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		135,000	138,038
8.125% 12/15/17		270,000	280,800
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		295,000	328,925
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,420,000	2,701,446
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	55,039
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		200,000	215,000
Viasystems, Inc. 12% 1/15/15 (f)		310,000	340,225
			4,059,473
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	30,000
TOTAL INFORMATION TECHNOLOGY			15,983,593
MATERIALS - 2.6%
Chemicals - 0.5%
Braskem Finance Ltd.:
5.75% 4/15/21 (f)		200,000	201,000
7% 5/7/20 (f)		180,000	195,975
Celanese US Holdings LLC 5.875% 6/15/21		235,000	236,763
Ferro Corp. 7.875% 8/15/18		360,000	374,400
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	924,500

		Principal Amount (d)	Value
Ineos Finance PLC 9% 5/15/15 (f)		$ 215,000	$ 227,363
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (f)		520,000	525,200
Nalco Co. 6.625% 1/15/19 (f)		555,000	568,875
NOVA Chemicals Corp.:
3.542% 11/15/13 (l)		105,000	104,213
6.5% 1/15/12		375,000	380,625
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		95,000	90,725
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		294,000	304,290
PolyOne Corp. 7.375% 9/15/20		155,000	161,588
Solutia, Inc.:
7.875% 3/15/20		175,000	190,750
8.75% 11/1/17		85,000	92,225
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	95,400
TPC Group LLC 8.25% 10/1/17 (f)		190,000	197,125
			4,871,017
Containers & Packaging - 0.8%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		410,000	421,275
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		200,000	207,000
9.125% 10/15/20 (f)		560,000	588,000
Ball Corp. 5.75% 5/15/21		3,000,000	3,015,000
Berry Plastics Corp.:
8.25% 11/15/15		385,000	406,175
9.75% 1/15/21		440,000	427,900
Berry Plastics Holding Corp. 4.122% 9/15/14 (l)		45,000	42,300
BWAY Holding Co. 10% 6/15/18		205,000	224,475
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(l)		205,897	202,352
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		460,000	465,750
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,185,800
7.5% 12/15/96		160,000	124,800
			7,310,827
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	1,759
9% 12/15/14 pay-in-kind (c)(l)		150,000	750
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		200,000	228,500
7.75% 11/3/20 (f)		200,000	217,250
Aperam:
7.375% 4/1/16 (f)		150,000	151,500
7.75% 4/1/18 (f)		150,000	151,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		190,000	194,275
Calcipar SA 6.875% 5/1/18 (f)		200,000	201,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
CSN Islands XII Corp. 7% (Reg. S) (g)		$ 720,000	$ 707,400
Edgen Murray Corp. 12.25% 1/15/15		675,000	680,063
Evraz Group SA:
8.25% 11/10/15 (f)		170,000	189,125
9.5% 4/24/18 (Reg. S)		285,000	327,750
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		285,000	292,838
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		635,000	636,588
6.875% 2/1/18 (f)		635,000	647,700
7% 11/1/15 (f)		790,000	809,750
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		740,000	760,350
Metinvest BV 10.25% 5/20/15 (f)		160,000	174,208
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		380,000	381,900
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	98,500
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	310,500
RathGibson, Inc. 11.25% 2/15/14 (c)		298,709	30
Severstal Columbus LLC 10.25% 2/15/18		555,000	611,888
Southern Copper Corp. 6.75% 4/16/40		495,000	480,249
Vedanta Resources PLC:
6.75% 6/7/16 (f)		530,000	530,000
8.25% 6/7/21 (f)		200,000	202,000
Votorantim Cimentos SA 7.25% 4/5/41 (f)		200,000	198,000
			9,185,873
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (f)		1,264,000	1,368,280
Clearwater Paper Corp. 7.125% 11/1/18		105,000	105,788
Georgia-Pacific LLC 5.4% 11/1/20 (f)		560,000	581,000
Glatfelter 7.125% 5/1/16		40,000	41,300
NewPage Corp.:
6.5233% 5/1/12 (l)		90,000	23,400
11.375% 12/31/14		345,000	321,713

		Principal Amount (d)	Value
Sino-Forest Corp. 6.25% 10/21/17 (f)		$ 200,000	$ 92,000
Solo Cup Co. 8.5% 2/15/14		135,000	122,850
			2,656,331
TOTAL MATERIALS			24,024,048
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.7%
Alestra SA de RL de CV 11.75% 8/11/14		550,000	629,750
Citizens Communications Co.:
7.125% 3/15/19		225,000	230,625
7.875% 1/15/27		280,000	271,600
9% 8/15/31		220,000	225,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		1,225,000	1,319,938
Frontier Communications Corp.:
8.25% 4/15/17		1,350,000	1,464,750
8.5% 4/15/20		1,785,000	1,941,188
8.75% 4/15/22		1,170,000	1,259,154
Global Crossing Ltd. 12% 9/15/15		1,920,000	2,236,800
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		145,000	160,588
Sprint Capital Corp.:
6.875% 11/15/28		6,157,000	5,849,150
6.9% 5/1/19		1,190,000	1,225,700
8.75% 3/15/32		10,385,000	11,241,763
Telemar Norte Leste SA 5.5% 10/23/20 (f)		140,000	138,082
U.S. West Communications:
6.875% 9/15/33		200,000	192,750
7.25% 9/15/25		35,000	36,225
7.25% 10/15/35		70,000	69,475
7.5% 6/15/23		30,000	30,000
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		415,000	431,600
11.75% 7/15/17 (f)		4,515,000	5,124,525
			34,079,163
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		335,000	358,450
Cricket Communications, Inc. 7.75% 10/15/20 (f)		2,185,000	2,119,450
Digicel Group Ltd.:
8.25% 9/1/17 (f)		210,000	217,623
8.875% 1/15/15 (f)		1,875,000	1,912,500
9.125% 1/15/15 pay-in-kind (f)(l)		917,000	937,633
10.5% 4/15/18 (f)		2,495,000	2,778,931
12% 4/1/14 (f)		1,145,000	1,328,200
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		1,000,000	997,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21 (f)		$ 1,885,000	$ 1,885,000
8.5% 11/1/19		325,000	345,313
9.5% 6/15/16		1,215,000	1,275,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		410,000	466,908
NII Capital Corp.:
7.625% 4/1/21		905,000	943,463
10% 8/15/16		765,000	887,400
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		950,000	931,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	664,650
VimpelCom Holdings BV:
4.2465% 6/29/14 (f)(l)		200,000	200,000
7.5043% 3/1/22 (f)		2,575,000	2,575,000
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		350,000	359,205
7.748% 2/2/21 (f)		1,385,000	1,423,088
			22,607,064
TOTAL TELECOMMUNICATION SERVICES			56,686,227
UTILITIES - 2.2%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	256,250
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		150,000	151,500
Intergen NV 9% 6/30/17 (f)		1,255,000	1,327,163
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		425,000	494,063
7.75% 1/20/20 (f)		265,000	310,050
8% 8/7/19 (f)		265,000	313,363
National Power Corp. 6.875% 11/2/16 (f)		200,000	229,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		435,000	430,650
			3,512,039
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		155,000	166,625
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	203,813
8% 3/1/32		350,000	438,559

		Principal Amount (d)	Value
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		$ 210,000	$ 218,400
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		695,000	674,150
			1,701,547
Independent Power Producers & Energy Traders - 1.6%
Calpine Corp. 7.875% 1/15/23 (f)		2,345,000	2,415,350
Energy Future Holdings Corp. 10% 1/15/20		2,720,000	2,876,400
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		3,827,000	4,075,755
11% 10/1/21 (f)		2,486,000	2,473,570
NRG Energy, Inc.:
7.625% 5/15/19 (f)		655,000	648,450
7.875% 5/15/21 (f)		655,000	650,088
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		235,000	278,475
7.39% 12/2/24 (f)		280,000	331,800
TXU Corp.:
6.5% 11/15/24		1,070,000	535,000
6.55% 11/15/34		1,625,000	796,250
			15,081,138
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		200,000	205,000
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	262,372
			467,372
TOTAL UTILITIES			20,762,096
TOTAL NONCONVERTIBLE BONDS			333,579,701
TOTAL CORPORATE BONDS (Cost $327,073,728)			343,840,316
U.S. Government and Government Agency Obligations - 20.6%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 12/28/12		930,000	930,075
0.5% 8/9/13		368,000	367,454
1.125% 6/27/14		225,000	226,183
Federal Home Loan Bank:
0.875% 8/22/12		495,000	497,961
0.875% 12/27/13		50,000	50,182
1.875% 6/21/13		2,240,000	2,299,705
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.375% 11/30/12		$ 227,000	$ 226,933
1% 7/30/14		790,000	788,806
1% 8/27/14		408,000	407,461
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		769,000	886,124
Tennessee Valley Authority:
5.25% 9/15/39		400,000	423,588
5.375% 4/1/56		1,200,000	1,288,405
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			8,392,877
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		1,228,041	1,336,738
U.S. Treasury Obligations - 17.5%
U.S. Treasury Bonds:
3.875% 8/15/40		2,942,000	2,693,769
4.375% 2/15/38		675,000	679,219
4.375% 5/15/41		11,068,000	11,052,394
4.75% 2/15/37		450,000	481,360
4.75% 2/15/41		4,325,000	4,597,341
5.25% 2/15/29		3,325,000	3,835,700
6.25% 8/15/23 (k)		5,561,000	7,050,303
7.5% 11/15/16		655,000	844,541
7.5% 11/15/24		780,000	1,097,850
7.875% 2/15/21		200,000	280,312
8% 11/15/21		870,000	1,237,846
U.S. Treasury Notes:
0.375% 6/30/13		24,893,000	24,846,387
0.5% 5/31/13		4,333,000	4,336,722
0.75% 6/15/14		13,220,000	13,200,382
1% 5/15/14		6,720,000	6,762,538
1.25% 10/31/15		3,260,000	3,230,712
1.375% 2/15/13		297,000	301,699
1.5% 6/30/16		4,742,000	4,681,255
1.75% 7/31/15		4,750,000	4,827,948
1.875% 8/31/17		3,300,000	3,231,680
1.875% 9/30/17		1,900,000	1,856,359
2.125% 5/31/15		1,958,000	2,023,319
2.375% 8/31/14		12,800,000	13,389,005
2.375% 9/30/14		942,000	985,568
2.375% 10/31/14		4,724,000	4,939,532

		Principal Amount (d)	Value
2.375% 6/30/18		$ 15,744,000	$ 15,616,080
2.5% 4/30/15		3,089,000	3,238,381
2.625% 7/31/14		5,363,000	5,651,261
2.75% 11/30/16		1,500,000	1,562,813
3% 2/28/17		1,500,000	1,577,226
3.125% 10/31/16		1,340,000	1,423,332
3.125% 1/31/17		1,636,000	1,733,265
3.125% 5/15/19		1,232,000	1,270,884
3.125% 5/15/21		1,831,000	1,824,427
3.625% 8/15/19		1,109,000	1,180,739
3.625% 2/15/21		235,000	244,841
4.25% 11/15/17		1,975,000	2,212,154
4.5% 5/15/17		1,172,000	1,329,029
TOTAL U.S. TREASURY OBLIGATIONS			161,328,173
Other Government Related - 2.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		200,000	203,135
3.125% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,246
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (h)		1,350,000	1,368,899
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		4,000,000	4,077,268
1.875% 11/15/12 (FDIC Guaranteed) (h)		525,000	534,615
2% 3/30/12 (FDIC Guaranteed) (h)		250,000	253,521
2.125% 7/12/12 (FDIC Guaranteed) (h)		172,000	175,336
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		1,693,000	1,724,231
2.125% 12/21/12 (FDIC Guaranteed) (h)		1,000,000	1,023,688
2.625% 12/28/12 (FDIC Guaranteed) (h)		384,000	395,551
3% 12/9/11 (FDIC Guaranteed) (h)		310,000	313,793
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		1,360,000	1,382,911
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,253
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		530,000	539,652
3.125% 12/1/11 (FDIC Guaranteed) (h)		50,000	50,613
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5539% 12/7/20 (NCUA Guaranteed) (l)		$ 442,916	$ 444,147
Series 2011-R1 Class 1A, 0.6398% 1/8/20 (NCUA Guaranteed) (l)		665,013	666,026
Series 2011-R4 Class 1A, 0.5895% 3/6/20 (NCUA Guaranteed) (l)		485,053	485,394
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	330,465
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	2,896,913
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,362,561
TOTAL OTHER GOVERNMENT RELATED			19,247,218
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $189,211,979)			190,305,006
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 0.9%
2.05% 9/1/33 (l)		43,559	45,135
2.05% 11/1/35 (l)		42,006	43,845
2.297% 11/1/33 (l)		7,533	7,818
2.479% 10/1/35 (l)		5,711	5,899
2.509% 2/1/36 (l)		9,118	9,569
2.526% 6/1/47 (l)		11,676	12,219
2.534% 1/1/35 (l)		25,475	26,496
2.538% 7/1/35 (l)		43,824	45,851
2.545% 3/1/33 (l)		12,660	13,199
2.584% 6/1/36 (l)		3,529	3,683
2.587% 5/1/35 (l)		70,639	74,155
2.593% 2/1/37 (l)		49,219	51,523
2.605% 11/1/36 (l)		6,275	6,579
2.632% 4/1/36 (l)		37,257	39,120
2.837% 9/1/36 (l)		11,911	12,469
3.117% 8/1/35 (l)		63,374	67,314
3.346% 1/1/40 (l)		1,402,386	1,463,968
3.5% 2/1/41 (j)		4,999,998	4,783,315
3.691% 5/1/40 (l)		253,982	266,192
3.697% 5/1/40 (l)		302,366	316,985
3.789% 6/1/40 (l)		264,359	277,325
3.838% 5/1/36 (l)		6,838	7,185
3.972% 11/1/39 (l)		226,405	238,517
4% 9/1/13		9,473	9,871
5.5% 10/1/20 to 4/1/21		772,328	838,754

		Principal Amount (d)	Value
5.963% 3/1/37 (l)		$ 7,954	$ 8,618
6% 6/1/16 to 10/1/16		11,452	12,391
6.5% 4/1/12 to 7/1/26		37,822	41,603
TOTAL FANNIE MAE			8,729,598
Freddie Mac - 0.4%
1.945% 3/1/35 (l)		14,017	14,464
2.046% 5/1/37 (l)		8,471	8,820
2.075% 3/1/37 (l)		3,115	3,211
2.244% 1/1/36 (l)		6,340	6,554
2.328% 6/1/33 (l)		27,029	28,112
2.415% 7/1/36 (l)		360,396	375,931
2.474% 12/1/33 (l)		57,641	60,332
2.487% 10/1/35 (l)		29,232	30,556
2.508% 12/1/36 (l)		89,995	93,973
2.51% 5/1/37 (l)		84,348	88,745
2.51% 5/1/37 (l)		47,306	49,558
2.54% 6/1/37 (l)		26,624	28,040
2.557% 4/1/37 (l)		10,178	10,664
2.615% 9/1/35 (l)		4,929	5,169
2.635% 7/1/35 (l)		28,488	29,641
2.694% 5/1/37 (l)		7,247	7,602
2.715% 10/1/36 (l)		34,644	36,201
2.772% 1/1/35 (l)		73,213	76,753
3.021% 7/1/35 (l)		18,216	19,289
3.162% 1/1/37 (l)		27,605	28,858
3.281% 10/1/35 (l)		4,577	4,881
3.416% 4/1/35 (l)		63,179	66,779
3.801% 4/1/40 (l)		249,583	261,529
4.5% 8/1/33		20,140	21,021
5.138% 4/1/35 (l)		2,594	2,766
5.5% 2/1/19 to 11/1/21		2,009,625	2,177,106
5.847% 6/1/37 (l)		3,339	3,527
5.931% 6/1/37 (l)		6,110	6,402
6.147% 7/1/36 (l)		11,151	11,771
6.383% 8/1/37 (l)		15,300	16,314
6.473% 2/1/37 (l)		5,443	5,635
6.5% 12/1/14 to 3/1/22		163,381	178,459
7.22% 4/1/37 (l)		478	510
TOTAL FREDDIE MAC			3,759,173
Ginnie Mae - 0.5%
3.5% 7/1/41 (i)		1,000,000	969,688
4% 9/15/25		92,742	97,873
4.751% 12/20/60 (q)		505,439	541,272
5.492% 4/20/60 (q)		739,829	812,806
5.5% 2/20/60 (q)		1,579,215	1,727,556
TOTAL GINNIE MAE			4,149,195
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,451,603)			16,637,966
Collateralized Mortgage Obligations - 2.5%
		Principal Amount (d)	Value
Private Sponsor - 0.0%
Fosse Master Issuer PLC Series 2011-1X Class A4, 2.583% 10/18/54 (l)	EUR	200,000	$ 290,052
Granite Mortgages PLC 1.145% 3/20/44 (l)	GBP	25,157	38,689
TOTAL PRIVATE SPONSOR			328,741
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		$ 300,000	306,239
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		440,000	478,638
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	368,680
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	522,885
Series 2010-109 Class IM, 5.5% 9/25/40 (n)		1,004,051	193,449
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		623,480	72,700
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6858% 9/25/23 (l)		177,968	178,185
Series 2010-86 Class FE, 0.6358% 8/25/25 (l)		272,906	273,804
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		4,676	5,071
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,028
Series 2003-70 Class BJ, 5% 7/25/33		45,000	47,882
Series 2004-80 Class LD, 4% 1/25/19		93,416	97,370
Series 2004-81 Class KD, 4.5% 7/25/18		195,000	203,663
Series 2005-52 Class PB, 6.5% 12/25/34		58,107	62,391
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		18,068	19,713
Series 2004-95 Class AN, 5.5% 1/25/25		59,501	63,966
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	40,938
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	368,922
Series 2006-72 Class CY, 6% 8/25/26		145,000	163,276

		Principal Amount (d)	Value
Series 2008-27 Class KB, 4.5% 4/25/23		$ 190,000	$ 206,678
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		156,845	18,825
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		306,116	35,616
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		506,826	96,851
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.5371% 5/15/38 (l)		1,440,102	1,439,953
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		10,764	11,925
Series 2115 Class PE, 6% 1/15/14		1,951	2,038
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.6871% 6/15/18 (l)		3,435	3,471
Series 3346 Class FA, 0.4171% 2/15/19 (l)		847,783	848,630
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		19,444	20,906
Series 2381 Class OG, 5.5% 11/15/16		12,678	13,589
Series 2425 Class JH, 6% 3/15/17		24,093	26,251
Series 2628 Class OE, 4.5% 6/15/18		95,000	102,072
Series 2672, Class MG, 5% 9/15/23		310,000	339,157
Series 2695 Class DG, 4% 10/15/18		220,000	232,458
Series 2831 Class PB, 5% 7/15/19		200,000	217,897
Series 2866 Class XE, 4% 12/15/18		237,654	248,362
Series 2996 Class MK, 5.5% 6/15/35		22,937	25,413
Series 3147 Class PF, 0.4871% 4/15/36 (l)		384,995	383,091
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		29,195	32,461
Series 2570 Class CU, 4.5% 7/15/17		3,079	3,155
Series 2572 Class HK, 4% 2/15/17		1,599	1,596
Series 2645, Class BY, 4.5% 7/15/18		210,000	228,457
Series 2668 Class AZ, 4% 9/15/18		272,544	283,867
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 2860 Class CP, 4% 10/15/17		$ 658	$ 657
Series 2887 Class EB, 4.5% 11/15/19		420,000	456,704
Series 2930 Class KT, 4.5% 2/15/20		290,000	315,131
Series 2987 Class HE, 4.5% 6/15/20		380,000	411,814
Series 3277 Class B, 4% 2/15/22		300,000	318,047
Series 3372 Class BD, 4.5% 10/15/22		790,000	858,682
Series 3578, Class B, 4.5% 9/15/24		340,000	366,226
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,085,448
Series 2863 Class DB, 4% 9/15/14		4,688	4,738
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5158% 7/20/60 (l)(q)		456,687	451,435
Series 2010-H18 Class AF, 0.543% 9/20/60 (l)(q)		483,430	478,296
Series 2010-H19 Class FG, 0.4858% 8/20/60 (l)(q)		600,516	591,208
Series 2010-H27 Series FA, 0.5903% 12/20/60 (l)(q)		225,086	222,318
Series 2011-H03 Class FA, 0.6858% 1/20/61 (l)(q)		787,588	783,650
Series 2011-H05 Class FA, 0.6858% 12/20/60 (l)(q)		402,194	400,183
Series 2011-H07 Class FA, 0.6858% 2/20/61 (l)(q)		699,600	697,417
Series 2011-H12 Class FA, 0.6758% 2/20/61 (l)(q)		814,845	811,789
Series 2011-H13 Class FA, 0.6858% 4/20/61 (l)(q)		350,038	350,038
Series 2011-H14:
Class FB, 0.7% 5/20/61 (l)(q)		400,000	400,000
Class FC, 0.7% 5/20/61 (l)(q)		420,000	420,000
planned amortization Series 2011-61 Class OP, 5/20/40 (o)		494,523	411,186
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	480,778
Series 2004-79 Class FA, 0.4858% 1/20/31 (l)		88,764	88,810
Series 2010-42 Class OP, 4/20/40 (o)		1,158,561	926,511

		Principal Amount (d)	Value
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 930,397	$ 1,029,493
Class ZC, 5.5% 7/16/34		1,060,703	1,169,033
Government National Mortgage Association PSC planned amortization Series 2011-79, 6/20/40 (o)		900,000	681,165
TOTAL U.S. GOVERNMENT AGENCY			22,586,276
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,749,922)			22,915,017
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 1.0294% 10/15/14 (l)	GBP	50,000	74,558
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (l)	GBP	48,251	72,763
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,547)			147,321
Foreign Government and Government Agency Obligations - 21.3%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		160,000	160,560
6.875% 4/30/40 (f)		255,000	245,438
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		829,885	732,374
0.4677% 8/3/12 (l)		3,785,000	3,705,209
2.5% 12/31/38 (e)		880,000	382,800
7% 9/12/13		2,270,000	2,304,996
7% 10/3/15		2,150,000	2,080,125
Aruba Government 6.4% 9/6/15 (f)		100,000	105,100
Austrian Republic:
3.65% 4/20/22	EUR	500,000	730,226
4% 9/15/16 (f)	EUR	2,500,000	3,828,248
Bahamian Republic 6.95% 11/20/29 (f)		240,000	259,200
Bahrain Kingdom 5.5% 3/31/20		240,000	234,600
Barbados Government 7.25% 12/15/21 (f)		215,000	225,750
Belarus Republic:
8.75% 8/3/15 (Reg. S)		790,000	711,000
8.95% 1/26/18		400,000	352,000
Bermuda Government 5.603% 7/20/20 (f)		185,000	204,888
Brazilian Federative Republic:
5.625% 1/7/41		575,000	589,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Brazilian Federative Republic: - continued
6% 1/17/17		$ 390,000	$ 455,910
7.125% 1/20/37		435,000	536,138
8.25% 1/20/34		140,000	192,150
8.75% 2/4/25		235,000	333,700
10.125% 5/15/27		305,000	477,325
12.25% 3/6/30		300,000	549,000
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		145,000	169,288
Canadian Government:
1% 9/1/11	CAD	13,950,000	14,465,531
2% 6/1/16	CAD	1,165,000	1,189,559
3.5% 6/1/20	CAD	2,700,000	2,904,040
5% 6/1/37	CAD	1,900,000	2,440,369
Colombian Republic:
7.375% 1/27/17		285,000	349,125
7.375% 9/18/37		505,000	636,300
10.375% 1/28/33		415,000	655,700
11.75% 2/25/20		245,000	378,525
Congo Republic 3% 6/30/29 (e)		508,250	330,363
Croatia Republic:
6.375% 3/24/21 (f)		500,000	518,125
6.625% 7/14/20 (f)		620,000	656,425
6.75% 11/5/19 (f)		355,000	382,587
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		430,000	433,225
7.4% 1/22/15 (f)		515,000	561,350
8.25% 10/24/12 (f)		255,000	271,894
Dominican Republic:
1.2156% 8/30/24 (l)		495,000	436,838
7.5% 5/6/21 (f)		315,000	327,600
9.04% 1/23/18 (f)		216,409	242,920
9.5% 9/27/11 (Reg. S)		197,612	201,071
Dutch Government:
2.5% 1/15/17	EUR	1,800,000	2,571,437
3.25% 7/15/21	EUR	1,000,000	1,438,843
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	198,000
7.625% 2/1/41 (f)		175,000	179,375
7.65% 6/15/35 (Reg. S)		240,000	248,400
7.75% 1/24/23 (Reg. S)		225,000	254,250
8.25% 4/10/32 (Reg. S)		90,000	100,575
Finnish Government 3.375% 4/15/20	EUR	1,200,000	1,757,381
French Republic:
OAT 4.5% 4/25/41	EUR	1,350,000	2,052,844
3.25% 10/25/21	EUR	4,450,000	6,306,042
4% 4/25/55	EUR	500,000	691,909
Gabonese Republic 8.2% 12/12/17 (f)		330,000	386,925

		Principal Amount (d)	Value
Georgia Republic 6.875% 4/12/21 (f)		$ 430,000	$ 440,750
German Federal Republic:
1.25% 9/16/11	EUR	8,120,000	11,696,356
3.25% 7/4/21	EUR	1,750,000	2,585,867
Ghana Republic:
8.5% 10/4/17 (f)		235,000	264,963
14.25% 7/29/13	GHS	280,000	188,758
14.99% 3/11/13	GHS	1,270,000	865,154
15.65% 6/3/13	GHS	175,000	120,966
Hungarian Republic:
6.25% 1/29/20		320,000	337,600
6.375% 3/29/21		775,000	817,625
7.625% 3/29/41		382,000	412,560
Indonesian Republic:
4.875% 5/5/21 (f)		200,000	205,500
5.875% 3/13/20 (f)		530,000	589,625
6.625% 2/17/37 (f)		425,000	472,813
6.875% 1/17/18 (f)		300,000	351,390
7.5% 1/15/16 (f)		175,000	207,603
7.75% 1/17/38 (f)		610,000	764,025
8.5% 10/12/35 (Reg. S)		400,000	540,000
11.625% 3/4/19 (f)		575,000	849,563
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,025,000	886,625
Israeli State 5.5% 12/4/23		1,500,000	1,733,178
Italian Republic:
3% 4/1/14	EUR	3,200,000	4,574,455
3.75% 4/15/16	EUR	4,075,000	5,788,924
4.75% 9/1/21	EUR	5,150,000	7,423,484
5% 9/1/40	EUR	1,990,000	2,637,431
Japan Government:
0.2% 7/15/12	JPY	40,000,000	496,961
0.3% 12/15/11	JPY	518,000,000	6,435,789
1.1% 6/20/20	JPY	553,500,000	6,941,609
1.8% 6/20/18	JPY	240,000,000	3,204,141
1.9% 9/20/30	JPY	290,000,000	3,615,339
2% 9/20/40	JPY	41,000,000	505,467
Jordanian Kingdom 3.875% 11/12/15		200,000	190,500
Lebanese Republic 4% 12/31/17		945,750	911,514
Lithuanian Republic:
5.125% 9/14/17 (f)		140,000	143,850
6.125% 3/9/21 (f)		185,000	196,331
6.75% 1/15/15 (f)		330,000	363,413
7.375% 2/11/20 (f)		400,000	461,000
Peruvian Republic:
3% 3/7/27 (e)		135,000	117,450
5.625% 11/18/50		480,000	452,400
7.35% 7/21/25		320,000	389,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Peruvian Republic: - continued
8.75% 11/21/33		$ 635,000	$ 865,188
Philippine Republic:
5.5% 3/30/26		200,000	205,000
6.375% 1/15/32		170,000	186,371
6.375% 10/23/34		235,000	257,631
6.5% 1/20/20		250,000	291,250
9.5% 2/2/30		200,000	290,500
10.625% 3/16/25		305,000	465,125
Polish Government:
3.875% 7/16/15		185,000	191,013
4% 3/23/21	EUR	850,000	1,144,983
Provincia de Cordoba 12.375% 8/17/17 (f)		415,000	433,675
Provincia de Neuquen Argentina 7.875% 4/26/21 (f)		200,000	204,500
Republic of Iceland 4.875% 6/16/16 (f)		210,000	210,788
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,250,000	1,125,000
Republic of Nigeria 6.75% 1/28/21 (f)		355,000	372,750
Republic of Senegal 8.75% 5/13/21 (f)		235,000	241,756
Republic of Serbia 6.75% 11/1/24 (f)		2,286,000	2,286,000
Russian Federation:
3.625% 4/29/15 (f)		600,000	615,000
5% 4/29/20 (f)		900,000	928,170
7.5% 3/31/30 (Reg. S)		5,458,150	6,432,430
11% 7/24/18 (Reg. S)		110,000	157,025
12.75% 6/24/28 (Reg. S)		710,000	1,256,700
Spanish Kingdom 5.5% 4/30/21	EUR	500,000	728,790
Turkish Republic:
5.625% 3/30/21		365,000	381,973
6% 1/14/41		200,000	194,800
6.75% 4/3/18		630,000	716,310
6.75% 5/30/40		555,000	599,400
6.875% 3/17/36		1,065,000	1,171,500
7% 9/26/16		590,000	675,845
7.25% 3/15/15		380,000	433,390
7.25% 3/5/38		650,000	747,175
7.375% 2/5/25		1,150,000	1,362,175
7.5% 7/14/17		575,000	675,913
7.5% 11/7/19		475,000	563,825
11.875% 1/15/30		420,000	714,000
UK Treasury Index-Linked GILT:
2% 1/22/16	GBP	1,600,000	2,560,265
3.75% 9/7/20	GBP	3,225,000	5,324,866
4.25% 12/7/40	GBP	3,740,000	5,965,472
5% 3/7/12	GBP	2,650,000	4,380,009

		Principal Amount (d)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 380,000	$ 396,150
Ukraine Government:
6.25% 6/17/16 (f)		405,000	404,595
6.385% 6/26/12 (f)		445,000	456,125
6.75% 11/14/17 (f)		485,000	487,425
6.875% 9/23/15 (f)		390,000	403,065
7.65% 6/11/13 (f)		360,000	378,180
7.75% 9/23/20 (f)		340,000	352,410
7.95% 2/23/21 (f)		400,000	416,600
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	201,638
United Mexican States:
5.125% 1/15/20		560,000	604,800
5.625% 1/15/17		720,000	819,000
5.75% 10/12/10		446,000	415,672
5.95% 3/19/19		398,000	456,705
6.05% 1/11/40		1,298,000	1,381,072
6.75% 9/27/34		560,000	651,000
7.5% 4/8/33		235,000	296,100
8.3% 8/15/31		250,000	342,500
Uruguay Republic:
6.875% 9/28/25		140,000	170,450
7.875% 1/15/33 pay-in-kind		325,000	410,313
8% 11/18/22		553,878	716,718
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		646	17,604
6% 12/9/20		465,000	287,835
7% 3/31/38		460,000	263,350
8.5% 10/8/14		445,000	402,725
9% 5/7/23 (Reg. S)		1,835,000	1,319,365
9.25% 9/15/27		1,250,000	937,500
9.25% 5/7/28 (Reg. S)		785,000	547,930
9.375% 1/13/34		665,000	468,160
10.75% 9/19/13		475,000	469,063
12.75% 8/23/22		1,710,000	1,530,450
13.625% 8/15/18		946,000	941,270
Vietnamese Socialist Republic:
1.274% 3/12/16 (l)		265,217	251,956
4% 3/12/28 (e)		1,150,000	971,750
6.75% 1/29/20 (f)		290,000	301,600
6.875% 1/15/16 (f)		530,000	564,450
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $190,057,510)			196,706,171
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $221,094)		220,000	242,000
Common Stocks - 0.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc. (a)	6,195	$ 161,070

Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	9,739	208,415
warrants 7/10/19 (a)	9,739	155,142
		363,557
Media - 0.1%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc. (a)(s)	170,789	811,248
HMH Holdings, Inc. warrants 3/9/17 (a)(s)	40,350	20,175
RDA Holding Co. warrants 2/19/14 (a)(s)	510	1,383
		833,649
TOTAL CONSUMER DISCRETIONARY		1,358,276
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	321	36,113
Class B (a)	107	12,038
		48,151
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,123	10,298
Building Products - 0.1%
Nortek, Inc. (a)	16,991	611,506
Nortek, Inc. warrants 12/7/14 (a)	524	4,192
		615,698
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		0
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (f)	31,896	506,698
TOTAL INDUSTRIALS		1,133,269

	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (s)	2,668	$ 27,662
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese Corp. Class A	378	20,151
Chemtura Corp. (a)	7,820	142,324
Georgia Gulf Corp. (a)	21,226	512,396
LyondellBasell Industries NV Class A	70,459	2,714,081
Tronox, Inc. (a)	2,436	341,040
Tronox, Inc.	448	56,448
		3,786,440
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	303	20,101
Metals & Mining - 0.0%
Aleris International, Inc. (s)	2,037	109,998
Rathgibson Acquisition Co. LLC Class A (a)(s)	14,800	177,748
		287,746
TOTAL MATERIALS		4,094,287
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,539
TOTAL COMMON STOCKS (Cost $6,572,090)		6,665,184
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	26,900	1,311,106
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	331,659
TOTAL CONSUMER DISCRETIONARY		1,642,765
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	2,900	152,975
TOTAL CONVERTIBLE PREFERRED STOCKS		1,795,740
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	53,768	$ 1,376,461
GMAC LLC 7.00% (f)	1,572	1,461,960
		2,838,421
TOTAL PREFERRED STOCKS (Cost $4,003,061)		4,634,161
Floating Rate Loans - 4.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (l)	$ 24,875	24,999
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7129% 7/24/14 (l)	396,248	384,855
Tranche DD, term loan 2.7% 7/24/14 (l)	40,814	39,640
Thomson Learning Tranche B, term loan 2.44% 7/5/14 (l)	52	47
		424,542
Leisure Equipment & Products - 0.1%
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (l)	135,000	135,000
Tranche B 1LN, term loan 5.75% 6/7/18 (l)	420,000	419,475
		554,475
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.19% 3/6/14 (l)	24,863	24,863
Univision Communications, Inc. term loan 4.4412% 3/31/17 (l)	1,667,035	1,583,683
		1,608,546
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)	758,100	754,310
Michaels Stores, Inc.:
Tranche B1, term loan 2.5462% 10/31/13 (l)	532,677	522,023
Tranche B2, term loan 4.7962% 7/31/16 (l)	708,568	704,140
		1,980,473

	Principal Amount (d)	Value
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4358% 4/4/14 (l)	$ 100,000	$ 96,000
TOTAL CONSUMER DISCRETIONARY		4,689,035
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (l)	210,000	211,575
U.S. Foodservice term loan 5.75% 3/31/17 (l)	748,125	721,941
		933,516
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (l)	440,000	440,000
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (l)	214,463	213,122
TOTAL CONSUMER STAPLES		1,586,638
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (l)	1,020,971	1,018,418
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (l)	352,338	353,218
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (l)	179,550	178,886
		532,104
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (l)	33,763	31,568
Credit-Linked Deposit 4.4603% 10/10/16 (l)	56,875	51,045
term loan 4.5183% 10/10/16 (l)	607,982	545,664
Tranche B, term loan 3.2683% 10/10/13 (l)	294,112	274,995
Tranche DD, term loan 3.2683% 10/10/13 (l)	1,038,663	971,150
		1,874,422
TOTAL FINANCIALS		2,406,526
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (l)	214,500	212,891
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (l)	$ 533,663	$ 531,661
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (l)	2,905,000	2,886,844
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (l)	220,000	218,900
		3,850,296
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (l)	149,250	149,437
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (l)	757,004	692,658
United Air Lines, Inc. Tranche B, term loan 2.2319% 2/1/14 (l)	777,469	740,539
US Airways Group, Inc. term loan 2.6858% 3/23/14 (l)	862,915	780,938
		2,214,135
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (l)	440,000	442,200
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)	1,410,000	1,378,275
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (l)	100,000	99,875
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5003% 12/3/14 (l)	929,534	913,267
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (l)	829,527	828,490
		1,741,757
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (l)	231,122	232,277
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (l)	88,104	88,104
Tranche D, term loan 5/13/14 (r)	88,104	88,104
		176,208
TOTAL INDUSTRIALS		6,434,164

	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (l)	$ 84,788	$ 85,105
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (l)	265,000	264,669
Flextronics International Ltd.:
Tranche B A1, term loan 2.4358% 10/1/14 (l)	56,362	55,649
Tranche B A2, term loan 2.4413% 10/1/14 (l)	134,355	132,004
Tranche B A3, term loan 2.4404% 10/1/14 (l)	156,748	154,005
Tranche B-A, term loan 2.4402% 10/1/14 (l)	196,140	192,953
Tranche B-B, term loan 2.4404% 10/1/12 (l)	190,651	189,697
		988,977
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.441% 12/1/16 (l)	2,369,293	2,354,484
NXP BV term loan 4.5% 3/4/17 (l)	523,688	525,651
Spansion, Inc. term loan 4.75% 2/9/15 (l)	513,585	514,869
		3,395,004
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (l)	717,892	708,918
Tranche 2LN, term loan 6.057% 6/11/15 (l)	125,000	123,750
		832,668
TOTAL INFORMATION TECHNOLOGY		5,301,754
MATERIALS - 0.3%
Chemicals - 0.1%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (l)	1,408,040	1,379,879
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (l)	702,150	703,028
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2607% 4/3/15 (l)	595,262	559,546
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (l)	135,000	135,169
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (l)	$ 19,555	$ 19,335
Tranche DD, term loan 6.7163% 9/30/11 (l)(r)	6,780	6,704
		26,039
TOTAL MATERIALS		2,803,661
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Asurion LLC term loan 9% 5/24/19 (l)	765,000	766,913
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (l)	800,144	799,144
Intelsat Jackson Holdings SA:
term loan 3.2853% 2/1/14 (l)	905,000	868,800
Tranche B, term loan 5.25% 4/2/18 (l)	1,535,000	1,540,833
		3,975,690
UTILITIES - 0.7%
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (l)	7,724,235	6,063,524
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)	189,525	189,051
TOTAL UTILITIES		6,252,575
TOTAL FLOATING RATE LOANS (Cost $36,908,916)		38,318,757
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	449,732	426,684
Goldman Sachs 1.25% 12/14/19 (l)	648,519	615,282
1.25% 12/14/19 (l)	161,309	153,042
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,111,398)		1,195,008
Fixed-Income Funds - 2.0%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $14,543,183)	180,363	18,281,594
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	$ 1
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 0.11% (b) (Cost $69,800,229)	69,800,229	69,800,229
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $878,864,261)	909,688,731
NET OTHER ASSETS (LIABILITIES) - 1.4%	12,797,063
NET ASSETS - 100%	$ 922,485,794
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
35 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 7,677,031	$ 14,122

The face value of futures purchased as a percentage of net assets is 0.8%
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,239,755 or 18.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,061,712 or 1.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $44,373.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $91,687 and $91,646, respectively. The coupon rate will be determined at time of settlement.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,148,214 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,699,304
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 38,357
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 78,544
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,685
Fidelity Floating Rate Central Fund	464,625
Total	$ 503,310
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 23,496,730	$ -	$ 5,603,685	$ 18,281,594	0.6%
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,001,041	$ 1,835,733	$ 1,142,907	$ 22,401
Financials	3,039,547	1,376,461	1,614,935	48,151
Industrials	1,133,269	621,804	-	511,465
Information Technology	27,662	-	27,662	-
Materials	4,094,287	3,750,093	166,446	177,748
Utilities	3,539	3,539	-	-
Corporate Bonds	343,840,316	-	343,697,666	142,650
U.S. Government and Government Agency Obligations	190,305,006	-	190,305,006	-
U.S. Government Agency - Mortgage Securities	16,637,966	-	16,637,966	-
Collateralized Mortgage Obligations	22,915,017	-	22,915,017	-
Commercial Mortgage Securities	147,321	-	147,321	-
Foreign Government and Government Agency Obligations	196,706,171	-	196,588,721	117,450
Supranational Obligations	242,000	-	242,000	-
Floating Rate Loans	38,318,757	-	38,318,757	-
Sovereign Loan Participations	1,195,008	-	1,195,008	-
Fixed-Income Funds	18,281,594	18,281,594	-	-
Other	1	-	-	1
Money Market Funds	69,800,229	69,800,229	-	-
Total Investments in Securities:	$ 909,688,731	$ 95,669,453	$ 812,999,412	$ 1,019,866
Derivative Instruments:
Assets
Futures Contracts	$ 14,122	$ 14,122	$ -	$ -
Other Financial Instruments:
Forward Commitments	$ 289	$ -	$ 289	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 665,619
Total Realized Gain (Loss)	(110,127)
Total Unrealized Gain (Loss)	(124,890)
Cost of Purchases	676,566
Proceeds of Sales	(1,046,008)
Amortization/Accretion	482
Transfers in to Level 3	958,224
Transfers out of Level 3	-
Ending Balance	$ 1,019,866
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (234,249)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 14,122	$ -
Total Value of Derivatives	$ 14,122	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.6%
United Kingdom	2.8%
Canada	2.7%
Japan	2.5%
Netherlands	2.3%
Italy	2.2%
Germany	1.7%
Bermuda	1.6%
Venezuela	1.6%
Luxembourg	1.4%
Argentina	1.3%
Mexico	1.3%
Turkey	1.3%
Russia	1.1%
Brazil	1.0%
France	1.0%
Others (Individually Less Than 1%)	7.6%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $794,520,849)	$ 821,606,908
Fidelity Central Funds (cost $84,343,412)	88,081,823
Total Investments (cost $878,864,261)		$ 909,688,731
Commitment to sell securities on a delayed delivery basis	(955,023)
Receivable for securities sold on a delayed delivery basis	955,312	289
Receivable for investments sold, regular delivery		36,657,940
Cash		3,182,478
Foreign currency held at value (cost $92)		96
Receivable for fund shares sold		967,103
Dividends receivable		22,428
Interest receivable		10,320,450
Distributions receivable from Fidelity Central Funds		79,588
Other receivables		195
Total assets		960,919,298

Liabilities
Payable for investments purchased Regular delivery	$ 36,608,627
Delayed delivery	971,535
Payable for fund shares redeemed	250,420
Accrued management fee	429,608
Distribution and service plan fees payable	2,864
Payable for daily variation on futures contracts	577
Other affiliated payables	98,840
Other payables and accrued expenses	71,033
Total liabilities		38,433,504

Net Assets		$ 922,485,794
Net Assets consist of:
Paid in capital		$ 853,953,512
Undistributed net investment income		25,823,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,842,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,865,927
Net Assets		$ 922,485,794

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($160,681,770 ÷ 13,642,866 shares)	$ 11.78

Service Class: Net Asset Value, offering price and redemption price per share ($1,075,278 ÷ 91,441 shares)	$ 11.76

Service Class 2: Net Asset Value, offering price and redemption price per share ($14,041,393 ÷ 1,196,508 shares)	$ 11.74

Investor Class: Net Asset Value, offering price and redemption price per share ($746,687,353 ÷ 63,540,207 shares)	$ 11.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 80,272
Interest		21,802,462
Income from Fidelity Central Funds		503,310
Total income		22,386,044

Expenses
Management fee	$ 2,398,719
Transfer agent fees	420,268
Distribution and service plan fees	13,851
Accounting fees and expenses	156,367
Custodian fees and expenses	39,841
Independent trustees' compensation	1,482
Audit	34,817
Legal	3,827
Miscellaneous	4,468
Total expenses before reductions	3,073,640
Expense reductions	(728)	3,072,912
Net investment income (loss)		19,313,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,903,213
Fidelity Central Funds	79,432
Foreign currency transactions	13,296
Futures contracts	28,278
Swap agreements	(11,622)
Total net realized gain (loss)		13,012,597
Change in net unrealized appreciation (depreciation) on: Investment securities	1,757,407
Assets and liabilities in foreign currencies	(3,103)
Futures contracts	14,122
Swap agreements	8,272
Delayed delivery commitments	(6,663)
Total change in net unrealized appreciation (depreciation)		1,770,035
Net gain (loss)		14,782,632
Net increase (decrease) in net assets resulting from operations		$ 34,095,764

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,313,132	$ 36,424,252
Net realized gain (loss)	13,012,597	21,765,656
Change in net unrealized appreciation (depreciation)	1,770,035	6,872,569
Net increase (decrease) in net assets resulting from operations	34,095,764	65,062,477
Distributions to shareholders from net investment income	(352,195)	(33,691,781)
Distributions to shareholders from net realized gain	(3,874,140)	(19,090,920)
Total distributions	(4,226,335)	(52,782,701)
Share transactions - net increase (decrease)	100,251,681	133,480,969
Total increase (decrease) in net assets	130,121,110	145,760,745

Net Assets
Beginning of period	792,364,684	646,603,939
End of period (including undistributed net investment income of $25,823,948 and undistributed net investment income of $6,863,011, respectively)	$ 922,485,794	$ 792,364,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.11	$ 8.94	$ 10.63	$ 10.70	$ 10.40
Income from Investment Operations
Net investment income (loss)E	.266	.588	.619	.583	.600	.579
Net realized and unrealized gain (loss)	.214	.473	2.065	(1.670)	(.007)	.239
Total from investment operations	.480	1.061	2.684	(1.087)	.593	.818
Distributions from net investment income	(.005)	(.517)	(.439)	(.548)	(.523)	(.493)
Distributions from net realized gain	(.055)	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.060)	(.811)	(.514)	(.603)	(.663)	(.518)
Net asset value, end of period	$ 11.78	$ 11.36	$ 11.11	$ 8.94	$ 10.63	$ 10.70
Total ReturnB,C,D	4.24%	9.64%	30.02%	(10.20)%	5.59%	7.87%
Ratios to Average Net AssetsF,H
Expenses before reductions	.70%A	.71%	.74%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.70%A	.70%	.74%	.73%	.73%	.74%
Expenses net of all reductions	.70%A	.70%	.74%	.72%	.73%	.74%
Net investment income (loss)	4.61%A	5.07%	5.98%	5.65%	5.49%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,682	$ 154,861	$ 166,898	$ 99,114	$ 119,524	$ 123,870
Portfolio turnover rateG	273%A	208%	199%	256%	152%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.10	$ 8.92	$ 10.61	$ 10.68	$ 10.38
Income from Investment Operations
Net investment income (loss)E	.260	.574	.594	.574	.588	.567
Net realized and unrealized gain (loss)	.210	.469	2.083	(1.676)	(.005)	.241
Total from investment operations	.470	1.043	2.677	(1.102)	.583	.808
Distributions from net investment income	(.005)	(.499)	(.422)	(.533)	(.513)	(.483)
Distributions from net realized gain	(.055)	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.060)	(.793)	(.497)	(.588)	(.653)	(.508)
Net asset value, end of period	$ 11.76	$ 11.35	$ 11.10	$ 8.92	$ 10.61	$ 10.68
Total ReturnB,C,D	4.16%	9.48%	30.01%	(10.37)%	5.51%	7.78%
Ratios to Average Net AssetsF,H
Expenses before reductions	.80%A	.81%	.84%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.80%A	.81%	.84%	.82%	.83%	.84%
Expenses net of all reductions	.80%A	.81%	.84%	.82%	.82%	.84%
Net investment income (loss)	4.51%A	4.96%	5.88%	5.55%	5.39%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,199	$ 1,898	$ 2,644	$ 4,445	$ 4,211
Portfolio turnover rateG	273%A	208%	199%	256%	152%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.11	$ 8.92	$ 10.61	$ 10.67	$ 10.38
Income from Investment Operations
Net investment income (loss)E	.250	.560	.578	.558	.571	.551
Net realized and unrealized gain (loss)	.220	.457	2.087	(1.680)	.005	.232
Total from investment operations	.470	1.017	2.665	(1.122)	.576	.783
Distributions from net investment income	(.005)	(.503)	(.400)	(.513)	(.496)	(.468)
Distributions from net realized gain	(.055)	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.060)	(.797)	(.475)	(.568)	(.636)	(.493)
Net asset value, end of period	$ 11.74	$ 11.33	$ 11.11	$ 8.92	$ 10.61	$ 10.67
Total ReturnB,C,D	4.16%	9.23%	29.88%	(10.56)%	5.45%	7.54%
Ratios to Average Net AssetsF,H
Expenses before reductions	.95%A	.97%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.95%A	.96%	.99%	.98%	.98%	.99%
Expenses net of all reductions	.95%A	.96%	.99%	.97%	.97%	.99%
Net investment income (loss)	4.36%A	4.81%	5.72%	5.40%	5.24%	5.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,041	$ 7,599	$ 1,918	$ 2,625	$ 4,418	$ 4,192
Portfolio turnover rateG	273%A	208%	199%	256%	152%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.09	$ 8.92	$ 10.62	$ 10.69	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.263	.584	.617	.577	.591	.570
Net realized and unrealized gain (loss)	.207	.474	2.065	(1.677)	(.003)	.246
Total from investment operations	.470	1.058	2.682	(1.100)	.588	.816
Distributions from net investment income	(.005)	(.514)	(.437)	(.545)	(.518)	(.491)
Distributions from net realized gain	(.055)	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.060)	(.808)	(.512)	(.600)	(.658)	(.516)
Net asset value, end of period	$ 11.75	$ 11.34	$ 11.09	$ 8.92	$ 10.62	$ 10.69
Total ReturnB,C,D	4.16%	9.63%	30.06%	(10.34)%	5.55%	7.85%
Ratios to Average Net AssetsF,H
Expenses before reductions	.73%A	.74%	.77%	.76%	.80%	.82%
Expenses net of fee waivers, if any	.73%A	.74%	.77%	.76%	.80%	.82%
Expenses net of all reductions	.73%A	.74%	.77%	.76%	.80%	.82%
Net investment income (loss)	4.58%A	5.03%	5.95%	5.61%	5.41%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 746,687	$ 628,706	$ 475,890	$ 234,744	$ 228,628	$ 104,283
Portfolio turnover rateG	273%A	208%	199%	256%	152%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,651,543
Gross unrealized depreciation	(11,921,818)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,729,725

Tax cost	$ 874,959,006

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 28,278	$ 14,122
Swap Agreements	(11,622)	8,272
Totals (a)	$ 16,656	$ 22,394

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $592,551,005 and $572,388,708, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 566
Service Class 2	13,285
$ 13,851

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 56,186
Service Class	423
Service Class 2	3,961
Investor Class	359,698
$ 420,268

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,410 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $210 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $518.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 65,962	$ 6,766,582
Service Class	503	51,899
Service Class 2	3,894	304,388
Investor Class	281,836	26,568,912
Total	$ 352,195	$ 33,691,781
From net realized gain
Initial Class	$ 725,581	$ 3,891,605
Service Class	5,531	32,045
Service Class 2	42,829	167,108
Investor Class	3,100,199	15,000,162
Total	$ 3,874,140	$ 19,090,920

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,222,147	1,592,340	$ 14,303,794	$ 18,469,325
Reinvestment of distributions	69,251	947,149	791,543	10,658,187
Shares redeemed	(1,280,966)	(3,923,967)	(14,802,951)	(45,593,051)
Net increase (decrease)	10,432	(1,384,478)	$ 292,386	$ (16,465,539)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	528	7,469	6,034	83,944
Shares redeemed	(14,757)	(72,817)	(171,273)	(841,352)
Net increase (decrease)	(14,229)	(65,348)	$ (165,239)	$ (757,408)
Service Class 2
Shares sold	622,472	652,109	$ 7,229,839	$ 7,619,023
Reinvestment of distributions	4,098	41,955	46,723	471,497
Shares redeemed	(100,596)	(196,258)	(1,175,035)	(2,309,986)
Net increase (decrease)	525,974	497,806	$ 6,101,527	$ 5,780,534
Investor Class
Shares sold	8,642,065	12,462,396	$ 100,525,768	$ 145,050,130
Reinvestment of distributions	296,410	3,700,172	3,382,035	41,569,073
Shares redeemed	(857,684)	(3,601,394)	(9,884,796)	(41,695,821)
Net increase (decrease)	8,080,791	12,561,174	$ 94,023,007	$ 144,923,382

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-SANN-0811
1.803539.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 26, 2011